UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO All Asset Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Advantage® Strategy Bond Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Volatility Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset Portfolio

March 31, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$999

Total Short-Term Instruments (Cost $999)		999

Total Investments in Securities (Cost $999)		999

INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 100.0%
PIMCO CommoditiesPLUS® Strategy Fund	2,422,243	27,105
PIMCO CommodityRealReturn Strategy Fund®	5,318,079	31,430
PIMCO Credit Absolute Return Fund	3,617,517	38,418
PIMCO Diversified Income Fund	3,941,846	45,844
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	10,884,980	103,843
PIMCO Emerging Local Bond Fund	10,039,356	94,269
PIMCO Emerging Markets Bond Fund	4,783,589	51,806
PIMCO Emerging Markets Corporate Bond Fund	1,726,237	19,593
PIMCO Emerging Markets Currency Fund	9,298,936	94,663
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	5,187,244	51,665
PIMCO EqS Pathfinder Fund®	3,092,918	37,795
PIMCO EqS® Dividend Fund	285,406	3,542
PIMCO EqS® Long/Short Fund	537,476	6,455
PIMCO Floating Income Fund	2,928,267	25,915
PIMCO Foreign Bond Fund (Unhedged)	4,697	49
PIMCO Fundamental Advantage Absolute Return Strategy Fund	8,077,306	32,148
PIMCO Fundamental IndexPLUS® AR Fund	69,190	485
PIMCO Global Advantage® Strategy Bond Fund	1,161,224	13,064
PIMCO High Yield Fund	5,410,354	52,643
PIMCO High Yield Spectrum Fund	6,012,055	66,674
PIMCO Income Fund	11,007,748	137,267
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	4,660,484	58,536
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	304,441	2,439
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	38,739	268
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	4,149,406	42,033
PIMCO Investment Grade Corporate Bond Fund	12,910	135
PIMCO Long Duration Total Return Fund	19,722	218
PIMCO Long-Term Credit Fund	4,486,722	54,917
PIMCO Long-Term U.S. Government Fund	17,961	176
PIMCO Low Duration Fund	508,803	5,261
PIMCO Low Volatility RAFI®-PLUS AR Fund	201,417	2,079
PIMCO Mortgage Opportunities Fund	681,193	7,534
PIMCO Real Return Asset Fund	808,458	6,500
PIMCO Real Return Fund	1,189	13
PIMCO RealEstateRealReturn Strategy Fund	11,696,223	50,762
PIMCO Senior Floating Rate Fund	2,403,741	24,614
PIMCO Short-Term Fund	443	4
PIMCO Small Cap StocksPLUS® AR Strategy Fund	55,435	546
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	941,485	11,608
PIMCO StocksPLUS® Absolute Return Fund	4,844	50
PIMCO StocksPLUS® Fund	33	0
PIMCO Total Return Fund	488,180	5,263
PIMCO TRENDS Managed Futures Strategy Fund	200,000	2,032
PIMCO Unconstrained Bond Fund	3,139,711	35,071
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,752,434	57,869

Total Mutual Funds (Cost $1,252,591)		1,302,601

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	20,000	974

Total Exchange-Traded Funds (Cost $1,076)		974

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	72	1

Total Short-Term Instruments (Cost $1)		1

Total Investments in Affiliates (Cost $1,253,668)		1,303,576

Total Investments 100.2% (Cost $1,254,667)		$1,304,575
Other Assets and Liabilities, net (0.2%)		(2,555)

Net Assets 100.0%		$1,302,020

Notes to Schedule of Investments (amounts in thousands):

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$999	Freddie Mac 2.080% due 10/17/2022	$(1,020)	$999	$999

Total Repurchase Agreements						$(1,020)	$999	$999

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$999	$0	$999
Investments in Affiliates, at Value
Mutual Funds	1,302,601	0	0	1,302,601
Exchange-Traded Funds	974	0	0	974
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1	0	0	1

Total Investments	$1,303,576	$999	$0	$1,304,575

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.3%
CORPORATE BONDS & NOTES 5.4%
BANKING & FINANCE 3.9%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$730	$743
Ally Financial, Inc.
3.635% due 06/20/2014		3,100	3,126
ANZ New Zealand International Ltd.
0.676% due 08/19/2014		1,000	1,002
Commonwealth Bank of Australia
0.513% due 09/17/2014		15,800	15,823
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	1,400	2,430
Eksportfinans ASA
2.375% due 05/25/2016		$800	794
Turkiye Garanti Bankasi A/S
2.737% due 04/20/2016		100	98
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		200	191
Westpac Banking Corp.
3.585% due 08/14/2014		1,500	1,518

			25,725

INDUSTRIALS 0.4%
Canadian Natural Resources Ltd.
0.609% due 03/30/2016		1,200	1,200
Cardinal Health, Inc.
6.000% due 06/15/2017		400	448
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,139
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		100	104

			2,891

UTILITIES 1.1%
AT&T, Inc.
0.654% due 03/30/2017		6,400	6,401
Electricite de France
0.694% due 01/20/2017		400	402
1.150% due 01/20/2017		100	100
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		400	355
Rosneft Finance S.A.
6.625% due 03/20/2017		100	108

			7,366

Total Corporate Bonds & Notes (Cost $35,701)			35,982

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.504% due 05/25/2042		8	8
0.834% due 02/25/2041		1,136	1,145
1.329% due 10/01/2044		9	9
2.300% due 05/25/2035		75	77
2.485% due 11/01/2034		57	61
4.918% due 07/01/2035		40	43
5.208% due 11/01/2035		62	64
5.290% due 01/01/2036		208	224
Freddie Mac
0.385% due 02/15/2019		262	263
0.414% due 08/25/2031		2	2
0.605% due 08/15/2033 - 09/15/2042		3,382	3,377
1.332% due 02/25/2045		109	111
2.090% due 07/01/2036 †		281	299
2.137% due 09/01/2036 †		290	307
2.241% due 10/01/2036 †		163	174
2.369% due 01/01/2034		10	10
2.500% due 10/02/2019 (f)		3,700	3,722
Ginnie Mae
0.457% due 03/20/2037		1,414	1,416
NCUA Guaranteed Notes
0.606% due 10/07/2020		797	801
0.716% due 12/08/2020		1,325	1,338
Small Business Administration
5.510% due 11/01/2027		491	540

Total U.S. Government Agencies (Cost $13,893)			13,991

U.S. TREASURY OBLIGATIONS 79.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)(h)		78,271	80,445
0.125% due 04/15/2017 (d)		5,357	5,513
0.125% due 04/15/2018 (d)		83,221	85,205
0.500% due 04/15/2015 (d)(f)(h)		23,758	24,257
0.625% due 07/15/2021 (d)		67,189	69,244
1.125% due 01/15/2021 (d)		23,047	24,482
1.250% due 07/15/2020 (d)		45,492	49,068
1.375% due 01/15/2020 (d)		6,011	6,502
1.625% due 01/15/2015 (d)(f)(h)		20,342	20,881
1.875% due 07/15/2019 (d)(f)		26,246	29,242
2.000% due 07/15/2014 (d)(f)(h)		9,682	9,845
2.000% due 01/15/2016 (d)†		26,815	28,473
2.125% due 01/15/2019 (d)		2,289	2,558
2.375% due 01/15/2017 (d)†		21,112	23,138
2.625% due 07/15/2017 (d)(f)†		58,637	65,705
3.875% due 04/15/2029 †		142	201
U.S. Treasury Notes
0.090% due 01/31/2016 †		3,000	2,998
0.250% due 01/31/2015 †		2,100	2,103

Total U.S. Treasury Obligations (Cost $512,045)			529,860

MORTGAGE-BACKED SECURITIES 4.8%
American General Mortgage Loan Trust
5.150% due 03/25/2058		189	191
Banc of America Mortgage Trust
2.795% due 06/25/2035		205	196
4.680% due 11/25/2034		102	99
Banc of America Re-REMIC Trust
5.601% due 06/24/2050		298	325
BCAP LLC Trust
5.190% due 03/26/2037		533	503
5.250% due 08/26/2037		1,506	1,568
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035		39	40
2.533% due 03/25/2035		32	32
2.560% due 03/25/2035		127	129
2.659% due 03/25/2035		145	141
2.686% due 01/25/2035		481	473
2.836% due 01/25/2035		521	525
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		82	82
2.290% due 09/25/2035		90	89
2.510% due 10/25/2035		764	757
2.895% due 09/25/2037 ^		698	584
Countrywide Alternative Loan Trust
0.324% due 05/25/2047		2,468	2,138
0.352% due 12/20/2046		2,166	1,585
6.000% due 02/25/2037 ^		312	246
Countrywide Home Loan Mortgage Pass-Through Trust
2.645% due 11/19/2033		6	6
2.854% due 08/25/2034		56	50
Credit Suisse Mortgage Capital Certificates
0.385% due 10/15/2021		1,391	1,382
5.383% due 02/15/2040		364	385
5.467% due 09/18/2039		901	975
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,062
First Horizon Alternative Mortgage Securities
2.207% due 06/25/2034		24	24
Granite Mortgages PLC
0.903% due 09/20/2044	GBP	198	329
Greenpoint Mortgage Funding Trust
0.424% due 11/25/2045		$13	10
GS Mortgage Securities Trust
3.849% due 12/10/2043		3,293	3,478
GSR Mortgage Loan Trust
2.800% due 01/25/2035		121	122
HarborView Mortgage Loan Trust
0.396% due 03/19/2036		72	53
Holmes Master Issuer PLC
1.632% due 10/15/2054	EUR	1,857	2,565
IndyMac Mortgage Loan Trust
2.695% due 11/25/2035 ^		$277	248
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		63	64

JPMorgan Mortgage Trust
2.776% due 07/25/2035		101	103
2.785% due 08/25/2035		131	130
3.319% due 02/25/2035		213	221
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		151	171
MASTR Adjustable Rate Mortgages Trust
2.649% due 11/21/2034		77	79
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.895% due 09/15/2030		266	264
Merrill Lynch Mortgage Investors Trust
1.596% due 10/25/2035		272	267
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	112
Morgan Stanley Capital Trust
5.908% due 06/11/2049		25	27
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		249	255
Residential Accredit Loans, Inc. Trust
1.491% due 09/25/2045		223	184
Royal Bank of Scotland Capital Funding Trust
6.003% due 12/16/2049		600	650
Sequoia Mortgage Trust
0.357% due 07/20/2036		547	506
Structured Adjustable Rate Mortgage Loan Trust
1.526% due 01/25/2035		21	17
2.445% due 02/25/2034		32	33
5.500% due 12/25/2034		147	144
Structured Asset Mortgage Investments Trust
0.816% due 10/19/2034		32	30
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,591
Wachovia Bank Commercial Mortgage Trust
0.235% due 06/15/2020		177	175
5.088% due 08/15/2041		200	202
WaMu Mortgage Pass-Through Certificates
0.899% due 05/25/2047		348	306
2.475% due 12/25/2035		286	267
5.159% due 08/25/2035		69	67
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 06/25/2033		119	121
2.613% due 03/25/2036		308	306

Total Mortgage-Backed Securities (Cost $29,827)			31,684

ASSET-BACKED SECURITIES 4.5%
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	438	596
Ares CLO Ltd.
0.462% due 03/12/2018		$67	67
Carrington Mortgage Loan Trust
0.474% due 10/25/2035		36	36
Citibank Omni Master Trust
2.905% due 08/15/2018		6,100	6,160
Commercial Industrial Finance Corp.
0.496% due 03/01/2021		756	748
0.497% due 05/10/2021		4,328	4,258
Countrywide Asset-Backed Certificates
0.334% due 07/25/2036		1,081	1,056
0.404% due 04/25/2036		124	122
4.679% due 04/25/2036		883	891
Credit-Based Asset Servicing and Securitization LLC
0.274% due 07/25/2037		21	13
First Franklin Mortgage Loan Trust
0.494% due 11/25/2035		3,322	3,233
0.534% due 09/25/2035		1,142	1,136
GSAMP Trust
0.224% due 12/25/2036		77	39
LCM Ltd.
0.464% due 03/21/2019		1,500	1,497
Magi Funding PLC
0.591% due 04/11/2021	EUR	240	327
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$161	132
Nelnet Student Loan Trust
0.939% due 07/25/2018		53	53
North Carolina State Education Assistance Authority
0.689% due 10/26/2020		593	593
Penta CLO S.A.
0.551% due 06/04/2024	EUR	1,162	1,572
SLM Student Loan Trust
0.279% due 04/25/2019		$2,200	2,175
1.739% due 04/25/2023		3,498	3,613
2.350% due 04/15/2039		53	53

Specialty Underwriting & Residential Finance Trust
0.214% due 01/25/2038		6	6
Structured Asset Securities Corp.
1.655% due 04/25/2035		507	489
Symphony CLO Ltd.
0.476% due 05/15/2019		679	675
Wood Street CLO BV
0.666% due 03/29/2021	EUR	100	136

Total Asset-Backed Securities (Cost $28,551)			29,676

SOVEREIGN ISSUES 7.3%
Australia Government Bond
5.250% due 03/15/2019	AUD	10,300	10,337
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	2,200	3,164
2.100% due 09/15/2016 (b)		424	613
2.100% due 09/15/2017 (b)		2,069	3,019
2.100% due 09/15/2021 (b)		964	1,376
3.100% due 09/15/2026 (b)		105	157
4.750% due 09/15/2016		400	601
5.250% due 08/01/2017		400	621
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,200	1,313
2.750% due 11/20/2025		2,600	3,073
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	7,358	10,694
Slovenia Government International Bond
4.700% due 11/01/2016		1,100	1,648
Spain Government International Bond
3.800% due 04/30/2024		5,300	7,653
United Kingdom Gilt
1.750% due 07/22/2019	GBP	2,220	3,659
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016		100	564

Total Sovereign Issues (Cost $47,069)			48,492

SHORT-TERM INSTRUMENTS 15.7%
REPURCHASE AGREEMENTS (c) 0.3%			1,857

SHORT-TERM NOTES 14.4%
Federal Home Loan Bank
0.060% due 04/10/2014 †		$3,100	3,100
0.069% due 05/14/2014 †		9,000	8,999
0.070% due 05/02/2014 †		200	200
0.085% due 05/07/2014 †		6,400	6,399
0.090% due 04/09/2014 - 07/18/2014†		5,700	5,699
0.095% due 04/11/2014 †		2,600	2,600
0.097% due 09/19/2014 †		26,200	26,195
0.100% due 07/30/2014 †		6,000	5,999
0.103% due 05/07/2014 †		3,600	3,600
Freddie Mac
0.100% due 10/24/2014 †		28,100	28,092
0.110% due 07/11/2014 - 11/19/2014 †		3,800	3,800
0.120% due 07/01/2014 †		1,200	1,200

			95,883

U.S. TREASURY BILLS 1.0%
0.063% due 04/17/2014 - 03/05/2015 (a)(d)(f)(h)†		6,888	6,887

Total Short-Term Instruments (Cost $104,609)			104,627

Total Investments in Securities (Cost $771,695)			794,312

	SHARES
INVESTMENTS IN AFFILIATES 30.7%
SHORT-TERM INSTRUMENTS 30.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.7%
PIMCO Short-Term Floating NAV Portfolio		7,554	76
PIMCO Short-Term Floating NAV Portfolio III		20,495,098	204,766

Total Short-Term Instruments (Cost $204,822)			204,842

Total Investments in Affiliates (Cost $204,822)			204,842

Total Investments 150.0% (Cost $976,517)			$999,154
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $(909))			1,111
Other Assets and Liabilities, net (50.0%)			(333,999)

Net Assets 100.0%			$666,266

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.080%	†	03/31/2014	04/01/2014	$1,100	Freddie Mac 2.205% due 12/05/2022	$(1,136)	$1,100	$1,100
SSB	0.000%	†	03/31/2014	04/01/2014	757	Fannie Mae 2.260% due 10/17/2022	(581)	757	757
						Freddie Mac 2.080% due 10/17/2022	(195)

Total Repurchase Agreements							$(1,912)	$1,857	$1,857

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.270%	03/28/2014	04/04/2014	$(164,293)	$(164,367)
BPG	0.100%	02/18/2014	04/11/2014	(29,612)	(29,643)
	0.140%	03/17/2014	04/21/2014	(656)	(658)
FOB	0.150%	03/18/2014	04/17/2014	(2,314)	(2,313)
MSC	0.120%	03/03/2014	04/03/2014	(437)	(438)
	0.150%	03/11/2014	04/04/2014	(4,921)	(4,923)
TDM	0.120%	02/19/2014	04/21/2014	(29,172)	(29,266)
	0.150%	03/17/2014	04/04/2014	(109,591)	(109,644)

Total Sale-Buyback Transactions					$(341,252)

(2)	As of March 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended March 31, 2014 was $161,422 at a weighted average interest rate of 0.123%.
(3)	Payable for sale-buyback transactions includes $233 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.500%	04/01/2044	$6,000	$(6,617)	$(6,621)

Total Short Sales				$(6,617)	$(6,621)

(d)	Securities with an aggregate market value of $340,104 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - COMEX Gold 100 oz. June Futures †	$1,370.000	04/24/2014	6	$(7)	$(1)
Call - COMEX Gold 100 oz. June Futures †	1,380.000	04/24/2014	3	(3)	(1)
Put - NYMEX Brent Crude May Futures †	103.000	04/10/2014	1	(1)	0
Call - NYMEX Brent Crude May Futures †	111.000	04/10/2014	2	(1)	(1)
Put - NYMEX Henry Hub Natural Gas May Futures †	4.150	04/25/2014	8	(4)	(4)
Put - NYMEX Henry Hub Natural Gas May Futures †	4.200	04/25/2014	4	(3)	(3)
Call - NYMEX Henry Hub Natural Gas May Futures †	5.200	04/25/2014	4	(4)	0
Put - NYMEX WTI Crude May Futures †	93.000	04/16/2014	5	(4)	0
Call - NYMEX WTI Crude May Futures †	102.000	04/16/2014	10	(6)	(13)
Put - NYMEX WTI-Brent Crude Spread December Futures †	(18.000)	11/12/2014	3	(3)	(2)
Call - NYMEX WTI-Brent Crude Spread December Futures †	(2.000)	11/12/2014	3	(2)	(3)
Call - NYMEX WTI-Brent Crude Spread June Futures †	(6.000)	05/14/2014	17	(30)	(25)
Call - NYMEX WTI-Brent Crude Spread June Futures †	(5.000)	05/14/2014	4	(3)	(4)
Put - NYMEX WTI-Brent Crude Spread June Futures †	11.000	05/14/2014	4	(3)	(2)

				$(74)	$(59)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$120.000	05/23/2014	83	$(51)	$(15)

Total Written Options				$(125)	$(74)

Futures Contracts:

					Variation Margin(4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3.5% Fuel Oil NWE Crack Spread April Futures †	Short	04/2014	1	$(1)	$0	$0
3.5% Fuel Oil NWE Crack Spread August Futures †	Short	08/2014	1	(1)	0	0
3.5% Fuel Oil NWE Crack Spread December Futures †	Short	12/2014	1	(1)	0	0
3.5% Fuel Oil NWE Crack Spread July Futures †	Short	07/2014	1	(1)	0	0
3.5% Fuel Oil NWE Crack Spread June Futures †	Short	06/2014	1	(1)	0	0
3.5% Fuel Oil NWE Crack Spread May Futures †	Short	05/2014	1	(1)	0	0
3.5% Fuel Oil NWE Crack Spread November Futures †	Short	11/2014	1	(1)	0	0
3.5% Fuel Oil NWE Crack Spread October Futures †	Short	10/2014	1	(1)	0	0
3.5% Fuel Oil NWE Crack Spread September Futures †	Short	09/2014	1	(0)	0	0
90-Day Eurodollar December Futures	Long	12/2015	143	(2)	14	0
90-Day Eurodollar June Futures	Long	06/2016	16	(11)	1	0
90-Day Eurodollar September Futures	Long	09/2015	51	(2)	4	0
Arabica Coffee December Futures †	Short	12/2014	5	52	4	0
Brent Crude August Futures †	Short	07/2014	40	13	11	0
Brent Crude December Futures †	Long	11/2014	86	54	2	(18)
Brent Crude December Futures †	Long	11/2015	4	5	0	0
Brent Crude July Futures †	Short	06/2014	44	(19)	13	0
Brent Crude June Futures †	Long	05/2014	32	(18)	0	(10)
Brent Crude March Futures †	Short	02/2015	70	(101)	13	(1)
Brent Crude May Futures †	Long	04/2014	15	(15)	0	(7)
Brent Crude May Futures †	Short	05/2015	8	(11)	1	0
Brent Crude October Futures †	Long	09/2014	1	(0)	0	0
Brent Crude September Futures †	Short	08/2014	28	(20)	6	(1)
Canola November Futures †	Long	11/2014	10	4	0	(1)
Corn December Futures †	Long	12/2014	89	71	49	0
Corn July Futures †	Short	07/2014	49	(40)	0	(26)
Corn May Futures †	Short	05/2014	46	(141)	0	(23)
Corn September Futures †	Long	09/2014	12	8	6	0
Cotton No. 2 December Futures †	Long	12/2014	24	29	1	0
Cotton No. 2 July Futures †	Short	07/2014	24	(94)	1	0
Euro-Rapeseed October Futures †	Short	10/2014	4	(1)	2	(1)
Gas Oil Crack Spread Swap April Futures †	Long	04/2014	1	(3)	0	(1)
Gas Oil Crack Spread Swap August Futures †	Long	08/2014	1	(2)	0	(1)
Gas Oil Crack Spread Swap December Futures †	Long	12/2014	1	(1)	0	(1)
Gas Oil Crack Spread Swap July Futures †	Long	07/2014	1	(2)	0	(1)
Gas Oil Crack Spread Swap June Futures †	Long	06/2014	1	(2)	0	(1)
Gas Oil Crack Spread Swap May Futures †	Long	05/2014	1	(3)	0	(1)
Gas Oil Crack Spread Swap November Futures †	Long	11/2014	1	(1)	0	(1)
Gas Oil Crack Spread Swap October Futures †	Long	10/2014	1	(1)	0	(1)
Gas Oil Crack Spread Swap September Futures †	Long	09/2014	1	(2)	0	(1)
Gas Oil December Futures †	Long	12/2014	4	(1)	0	(3)
Gas Oil June Futures †	Short	06/2014	4	2	3	0
Hard Red Spring Wheat May Futures †	Long	05/2014	17	110	3	0
Henry Hub Natural Gas April Futures †	Short	03/2015	10	(5)	7	0
Henry Hub Natural Gas August Futures †	Long	07/2015	43	(51)	0	(27)
Henry Hub Natural Gas December Futures †	Long	11/2014	137	201	0	(143)
Henry Hub Natural Gas December Futures †	Short	12/2014	7	8	7	0
Henry Hub Natural Gas June Futures †	Long	06/2018	2	(0)	0	0
Henry Hub Natural Gas March Futures †	Short	02/2015	24	(7)	22	0
Henry Hub Natural Gas May Futures †	Short	04/2014	397	526	453	0
Henry Hub Natural Gas May Futures †	Long	04/2015	43	6	0	(28)
Henry Hub Natural Gas October Futures †	Long	09/2014	271	450	0	(295)
Henry Hub Natural Gas October Futures †	Short	09/2015	43	65	26	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	15	(4)	0	(1)
Henry Hub Natural Gas Swap April Futures †	Long	04/2018	2	(1)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	15	(3)	0	(1)
Henry Hub Natural Gas Swap August Futures †	Long	08/2018	2	(0)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	15	2	0	(1)
Henry Hub Natural Gas Swap December Futures †	Long	12/2017	2	1	1	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	15	4	0	(2)
Henry Hub Natural Gas Swap February Futures †	Long	02/2018	2	1	0	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	15	4	0	(2)
Henry Hub Natural Gas Swap January Futures †	Long	01/2018	2	1	1	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	15	(4)	0	(1)
Henry Hub Natural Gas Swap July Futures †	Long	07/2018	2	(0)	0	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	15	(4)	0	(1)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	15	2	0	(2)
Henry Hub Natural Gas Swap March Futures †	Long	03/2018	2	(1)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	15	(4)	0	(1)
Henry Hub Natural Gas Swap May Futures †	Long	05/2018	2	(0)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	15	(2)	0	(1)
Henry Hub Natural Gas Swap November Futures †	Long	11/2018	2	1	1	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	15	(3)	0	(1)
Henry Hub Natural Gas Swap October Futures †	Long	10/2018	2	0	0	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	15	(4)	0	(1)
Henry Hub Natural Gas Swap September Futures †	Long	09/2018	2	(0)	0	0
LLS vs. WTI Spread Calendar Swap April Futures †	Short	04/2014	1	2	0	0
LLS vs. WTI Spread Calendar Swap June Futures †	Short	06/2014	1	1	0	0
LLS vs. WTI Spread Calendar Swap May Futures †	Short	05/2014	1	1	0	0
RBOB Gasoline June Futures †	Long	05/2014	2	9	0	(1)
Robusta Coffee November Futures †	Long	11/2014	17	(22)	0	(3)
Soybean Meal July Futures †	Long	07/2014	21	52	21	0
Soybean Meal May Futures †	Short	05/2014	21	(58)	0	(23)
Soybean Oil December Futures †	Long	12/2014	6	(5)	0	(1)
Soybean Oil July Futures †	Short	07/2014	6	5	0	0
Sugar No. 11 May Futures †	Short	04/2014	27	(47)	6	0
Sugar No. 11 September Futures †	Short	09/2014	4	(1)	1	0
U.S. Treasury 5-Year Note June Futures	Long	06/2014	424	(322)	27	0
Wheat May Futures †	Short	05/2014	17	(102)	0	(2)
White Sugar May Futures †	Long	04/2014	27	44	0	(5)
White Sugar October Futures †	Long	09/2014	4	1	0	0
WTI Crude December Futures †	Long	11/2014	11	16	1	0
WTI Crude December Futures †	Short	11/2015	43	(46)	0	(10)
WTI Crude June Futures †	Short	05/2014	11	2	1	0
WTI Crude March Futures †	Long	02/2015	49	103	8	0
WTI Crude May Futures †	Long	04/2014	4	9	0	0
WTI Crude May Futures †	Long	05/2015	75	87	17	0
WTI Crude September Futures †	Long	08/2014	27	138	0	0
WTI Crude September Futures †	Long	08/2015	37	40	8	0

Total Futures Contracts				$933	$742	$(653)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection(1)

							Variation Margin(4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount(2)		Market Value(3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	2,150	$37	$8	$5	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin(4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		$15,500	$2,250	$1,321	$69	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		7,500	(8)	(310)	37	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		6,600	(217)	55	33	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	5,000	(375)	(110)	22	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,340,000	(280)	(180)	14	0

						$1,370	$776	$175	$0

Total Swap Agreements						$1,407	$784	$180	$0

(f)	Securities with an aggregate market value of $3,467 and cash of $1,800 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(4)	Unsettled variation margin asset of $2 and liability of $(30) for closed futures is outstanding at period end.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2014		AUD	16,838	$	15,142	$0	$(474)
BOA	04/2014	†	EUR	22,890		31,417	0	(118)
	04/2014		$	15,532	AUD	16,838	83	0
	05/2014		AUD	16,838	$	15,500	0	(83)
BPS	04/2014		BRL	1,976		844	0	(27)
	04/2014		$	873	BRL	1,976	0	(2)
	05/2014			1,469	MXN	19,694	34	0
BRC	04/2014		BRL	1,647	$	698	0	(29)
	04/2014		EUR	206	PLN	867	3	0
	04/2014	†		5,400	$	7,508	69	0
	04/2014		$	728	BRL	1,647	0	(2)
	04/2014	†		697	EUR	504	0	(3)
CBK	04/2014	†	EUR	5	$	7	0	0
	04/2014		ZAR	3,561		329	0	(8)
	05/2014		JPY	37,100		364	4	0
	06/2014		CAD	738		665	0	(1)
GLM	04/2014		EUR	420	PLN	1,767	5	0
	06/2014		GBP	4,549	$	7,622	42	0
HUS	04/2014		$	3,739	EUR	2,710	0	(5)
JPM	04/2014		BRL	1,978	$	874	2	0
	04/2014		EUR	391	PLN	1,645	5	0
	04/2014	†		7	$	10	0	0
	04/2014		$	844	BRL	1,978	28	0
MSC	04/2014		BRL	329	$	146	0	0
	04/2014		$	140	BRL	329	6	0
RYL	04/2014	†	EUR	228	$	314	0	0
	04/2014		$	34,878	EUR	25,316	0	(1)
	05/2014		EUR	25,316	$	34,876	2	0
	05/2014	†	$	314	EUR	228	0	0
UAG	04/2014		BRL	6,099	$	2,598	1	(92)
	04/2014		$	2,522	BRL	6,099	166	0
	05/2014			2,000		4,781	89	0

Total Forward Foreign Currency Contracts							$539	$(845)

Purchased Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$8,200	$517	$10

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$4,200	$213	$1

Total Purchased Options							$730	$11

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures †	$160.000	11/10/2015	$8,200	$(516)	$(18)
	Call - OTC Cotton No. 2 May Futures †	110.000	04/11/2014	700	(1)	0

					$(517)	$(18)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	$17,600	$(211)	$0

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	EUR	400	$(1)	$(1)
BPS	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		900	(3)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		2,200	(7)	(6)
CBK	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		5,400	(16)	(7)
DUB	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		800	(3)	(1)
GST	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		2,800	(8)	(3)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	06/18/2014		400	(1)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		800	(3)	(2)
JPM	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		1,700	(4)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		900	(3)	(3)
MYC	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		900	(3)	(1)

							$(52)	$(28)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	2.506	06/20/2014	$3,906	$(38)	$(17)
	Call - OTC USD versus BRL		2.468	06/25/2014	3,755	(38)	(25)
BRC	Call - OTC USD versus BRL		2.523	06/11/2014	2,790	(28)	(8)
	Call - OTC USD versus INR	INR	64.900	06/19/2014	1,341	(12)	(7)
CBK	Put - OTC USD versus JPY	JPY	100.000	06/05/2014	2,556	(17)	(12)
FBF	Call - OTC USD versus BRL	BRL	2.505	06/10/2014	4,781	(49)	(15)
GLM	Call - OTC USD versus INR	INR	64.200	06/11/2014	3,173	(29)	(19)
HUS	Call - OTC USD versus INR		64.900	06/19/2014	1,674	(16)	(9)
	Call - OTC USD versus INR		64.000	06/26/2014	1,467	(14)	(12)
UAG	Call - OTC USD versus INR		64.700	06/12/2014	3,027	(28)	(15)
	Call - OTC USD versus INR		64.000	06/26/2014	822	(8)	(7)

						$(277)	$(146)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/01/2014	$40	$(21)	$(5)
CIB	Call - OTC DJUBS Index †	139.000	05/16/2014	890	(5)	(3)
DUB	Put - OTC DJUBS Index †	126.350	06/17/2014	15,000	(1)	0
	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread †	0.000	10/02/2014	10	(5)	(2)

					$(32)	$(10)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$700	$(6)	$(3)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,100	(108)	(11)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	(13)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,300	(10)	(1)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	(8)	(5)

						$(145)	$(21)

Total Written Options						$(1,234)	$(223)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	GOCO CAL14 Index †	$17.760	12/31/2014	1,800	$0	$6	$6	$0
	Pay	GOCO CAL14 Index †	17.880	12/31/2014	1,350	0	5	5	0
	Pay	HSFOCO CAL14 Index †	10.750	12/31/2014	1,800	0	10	10	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	1,350	0	8	8	0
	Pay	LLSBRT 2Q14 Index †	2.400	06/30/2014	4,200	0	7	7	0
DUB	Receive	GOCO CAL14 Index †	17.000	12/31/2014	8,100	0	(21)	0	(21)
	Pay	GOCO CAL14 Index †	17.180	12/31/2014	4,500	0	12	12	0
	Receive	HSFOCO CAL14 Index †	13.650	12/31/2014	8,100	0	(22)	0	(22)
	Pay	HSFOCO CAL14 Index †	9.880	12/31/2014	4,500	0	29	29	0
	Receive	LLSBRT CAL14 Index †	10.250	12/31/2014	45,000	0	235	235	0
	Receive	NGCAL19 Index †	7.200	12/31/2019	84,000	0	(211)	0	(211)
GST	Pay	GOCO CAL14 Index †	17.100	12/31/2014	4,500	0	12	12	0
	Pay	GOCO CAL14 Index †	17.700	12/31/2014	1,350	0	4	4	0
	Pay	GOCO CAL14 Index †	18.000	12/31/2014	3,600	0	13	13	0
	Pay	HSFOCO CAL14 Index †	11.000	12/31/2014	3,600	0	19	19	0
	Pay	HSFOCO CAL14 Index †	10.100	12/31/2014	1,350	0	8	8	0
	Pay	HSFOCO CAL14 Index †	9.900	12/31/2014	4,500	0	29	29	0
JPM	Pay	LLSBRT 2Q14 Index †	2.580	06/30/2014	4,200	0	6	6	0
MAC	Receive	CUAC 1Q15 Index †	40.000	03/31/2015	690,000	0	22	22	0

						$0	$171	$425	$(254)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.181%	$400	$0	$(5)	$0	$(5)
GST	RPM International, Inc.	(1.500%	)	03/20/2018	0.486%	1,000	0	(40)	0	(40)

							$0	$(45)	$0	$(45)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Italy Government International Bond	1.000%	03/20/2019	1.283%	$4,300	$(74)	$18	$0	$(56)
	Russia Government International Bond	1.000%	03/20/2019	2.107%	200	(16)	6	0	(10)
CBK	Russia Government International Bond	1.000%	03/20/2019	2.107%	200	(17)	7	0	(10)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.627%	2,100	(106)	45	0	(61)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.627%	3,300	(168)	71	0	(97)

						$(381)	$147	$0	$(234)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	2,500	$(4)	$143	$139	$0
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		1,000	4	83	87	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		1,500	2	81	83	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		1,800	(17)	188	171	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		4,300	17	254	271	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		$1,700	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		8,700	20	(252)	0	(232)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		2,600	18	(99)	0	(81)
BRC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	3,500	(24)	217	193	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	1,500	2	(14)	0	(12)
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	500	8	36	44	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		100	1	3	4	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		400	5	20	25	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		100	2	6	8	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		700	7	23	30	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		500	6	26	32	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	9,700	(5)	(74)	0	(79)
	Receive	3-Month USD-CPURNSA Index	1.728%	12/19/2015		$5,100	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		1,200	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		4,700	0	(10)	0	(10)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		1,200	10	(48)	0	(38)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		13,100	0	(367)	0	(367)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	300	0	26	26	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		200	1	8	9	0
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		2,700	30	205	235	0
	Pay	1-Year BRL-CDI	8.150%	01/02/2015	BRL	100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	8.300%	01/02/2017		10,300	13	(379)	0	(366)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		15,400	(2)	(123)	0	(125)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		$2,900	0	(80)	0	(80)
JPM	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	500	(5)	53	48	0
	Pay	1-Year BRL-CDI	7.900%	01/02/2015	BRL	100	0	(1)	0	(1)
MYC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023	EUR	500	6	16	22	0
	Pay	1-Year BRL-CDI	8.220%	01/02/2017	BRL	800	(1)	(29)	0	(30)
RYL	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	500	(5)	53	48	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		100	1	3	4	0
UAG	Pay	1-Year BRL-CDI	10.410%	01/02/2015	BRL	3,300	2	(3)	0	(1)
	Pay	1-Year BRL-CDI	8.150%	01/02/2017		13,100	0	(497)	0	(497)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		7,300	9	(69)	0	(60)

							$101	$(608)	$1,479	$(1,986)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DJUBSTR Index †	239,127	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	$64,582	$189	$189	$0
CBK	Receive	CVICSTR3 Index †	42,789	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	12,653	40	40	0
	Receive	DJUBSTR Index †	2,923	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	789	2	2	0
DUB	Receive	DJUBSTR Index †	169,235	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	45,706	134	134	0
FBF	Receive	DJUBSTR Index †	128,716	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	34,763	102	102	0
GLM	Receive	DJUBSTR Index †	237,998	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	64,277	188	188	0
JPM	Receive	DJUBSTR Index †	275,955	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	74,529	218	218	0
	Receive	JMABNIC0 Index †	5,035	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	3,625	36	36	0
	Receive	JMABNICP Index †	15,324	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	10,732	106	106	0
MAC	Receive	DJUBSTR Index †	114,062	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	30,805	90	90	0
MYC	Receive	DJUBSTR Index †	241,799	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	65,304	191	191	0
	Receive	MOTT3001 Index †	234,163	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	68,763	200	200	0
	Receive	MOTT3002 Index †	412,422	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	121,238	380	380	0
SOG	Receive	DJUBSF3T Index †	58,980	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	34,422	(7)	0	(7)
	Receive	DJUBSTR Index †	149,425	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2014	40,356	118	118	0

							$1,987	$1,994	$(7)

(6)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	GOLDLNPM Index †	2.723%	06/05/2014	$330	$0	$0	$0	$0
GST	Pay	GOLDLNPM Index †	5.176%	08/06/2014	670	0	16	16	0
	Pay	GOLDLNPM Index †	6.126%	11/25/2015	170	0	3	3	0
	Pay	S&P 500 Index †	4.020%	10/17/2014	1,030	0	11	11	0
	Receive	SLVRLND Index †	10.890%	11/25/2015	130	0	(1)	0	(1)
	Pay	WTI Crude May Futures †	4.121%	04/16/2014	70	0	1	1	0
JPM	Pay	GOLDLNPM Index †	7.563%	09/30/2014	570	0	25	25	0
MYC	Pay	GOLDLNPM Index †	4.796%	06/04/2014	230	0	5	5	0
	Pay	GOLDLNPM Index †	4.840%	06/04/2014	680	0	15	15	0
	Pay	GOLDLNPM Index †	5.406%	04/21/2016	910	0	8	8	0
	Receive	SLVRLND Index †	9.151%	04/21/2016	700	0	6	6	0
SOG	Pay	WTI Crude May Futures †	3.881%	04/16/2014	40	0	1	1	0

						$0	$90	$91	$(1)

Total Swap Agreements						$(280)	$1,742	$3,989	$(2,527)

(h)	Securities with an aggregate market value of $1,589 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$25,725	$0	$25,725
Industrials	0	2,891	0	2,891
Utilities	0	7,366	0	7,366
U.S. Government Agencies	0	13,991	0	13,991
U.S. Treasury Obligations	0	529,860	0	529,860
Mortgage-Backed Securities	0	31,684	0	31,684
Asset-Backed Securities	0	29,676	0	29,676
Sovereign Issues	0	48,492	0	48,492
Short-Term Instruments
Repurchase Agreements	0	1,857	0	1,857
Short-Term Notes	0	95,883	0	95,883
U.S. Treasury Bills	0	6,887	0	6,887
	$0	$794,312	$0	$794,312

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$204,842	$0	$0	$204,842

Total Investments	$204,842	$794,312	$0	$999,154

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,621)	$0	$(6,621)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	742	180	0	922
Over the counter	0	4,539	0	4,539
	$742	$4,719	$0	$5,461

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(712)	(15)	0	(727)
Over the counter	0	(3,569)	(26)	(3,595)

	$(712)	$(3,584)	$(26)	$(4,322)

Totals	$204,872	$788,826	$(26)	$993,672

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.3%
ARMENIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Armenia
6.000% due 09/30/2020		$300	$312

Total Armenia (Cost $296)			312

AZERBAIJAN 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$800	807

Total Azerbaijan (Cost $784)			807

BAHRAIN 0.4%
SOVEREIGN ISSUES 0.4%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,079

Total Bahrain (Cost $1,013)			1,079

BERMUDA 0.8%
CORPORATE BONDS & NOTES 0.8%
Digicel Group Ltd.
8.250% due 09/30/2020		$300	322
Qtel International Finance Ltd.
4.500% due 01/31/2043		500	452
4.750% due 02/16/2021		1,400	1,505

Total Bermuda (Cost $2,144)			2,279

BRAZIL 15.5%
CORPORATE BONDS & NOTES 11.3%
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$300	282
Banco do Brasil S.A.
3.875% due 10/10/2022		2,530	2,359
4.500% due 01/20/2016	EUR	800	1,152
6.000% due 01/22/2020		$2,620	2,865
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	443
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,354
4.625% due 02/13/2017		1,400	1,480
Banco Votorantim S.A.
5.250% due 02/11/2016		800	830
BM&FBovespa S.A.
5.500% due 07/16/2020		500	536
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,246
Braskem Finance Ltd.
7.000% due 05/07/2020		703	766
BRF S.A.
5.875% due 06/06/2022		200	208
Caixa Economica Federal
2.375% due 11/06/2017		600	581
3.500% due 11/07/2022		600	526
4.500% due 10/03/2018		500	510
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,250	3,526
CSN Islands Corp.
6.875% due 09/21/2019		1,250	1,313
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	385
Petrobras International Finance Co.
5.750% due 01/20/2020		9,750	10,229
7.875% due 03/15/2019		1,600	1,833
QGOG Constellation S.A.
6.250% due 11/09/2019		800	801
Samarco Mineracao S.A.
5.750% due 10/24/2023		400	404

			33,629

SOVEREIGN ISSUES 4.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		600	613
5.750% due 09/26/2023		700	733
6.369% due 06/16/2018		840	943
6.500% due 06/10/2019		1,700	1,929
Brazil Government International Bond
5.625% due 01/07/2041		50	51
7.125% due 01/20/2037		600	722
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	1,538	643
10.000% due 01/01/2021		16,400	6,417
10.000% due 01/01/2023		65	25
10.000% due 01/01/2025		1,200	446

			12,522

Total Brazil (Cost $46,067)			46,151

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		$600	587

Total Canada (Cost $600)			587

CAYMAN ISLANDS 1.6%
CORPORATE BONDS & NOTES 1.6%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	855
Baidu, Inc.
3.500% due 11/28/2022		800	766
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	635
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	432
Interoceanica Finance Ltd.
0.000% due 11/30/2018		113	102
0.000% due 11/30/2025		405	281
0.000% due 05/15/2030		800	358
Mongolian Mining Corp.
8.875% due 03/29/2017		500	334
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		720	751
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		121	112

Total Cayman Islands (Cost $4,612)			4,626

CHILE 1.7%
CORPORATE BONDS & NOTES 1.7%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	728
Banco Santander Chile
3.875% due 09/20/2022		500	487
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,165
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		400	342
E.CL S.A.
5.625% due 01/15/2021		800	859
ENTEL Chile S.A.
4.875% due 10/30/2024		1,500	1,516

			5,097

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		150	125

Total Chile (Cost $5,001)			5,222

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$600	612
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		500	492

Total China (Cost $1,098)			1,104

COLOMBIA 2.4%
CORPORATE BONDS & NOTES 2.0%
Ecopetrol S.A.
5.875% due 09/18/2023		$400	438
7.375% due 09/18/2043		900	1,030
7.625% due 07/23/2019		3,790	4,562

			6,030

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		150	169
8.125% due 05/21/2024		300	391
10.375% due 01/28/2033		225	342
12.000% due 10/22/2015	COP	457,000	259

			1,161

Total Colombia (Cost $6,390)			7,191

COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	558
4.375% due 04/30/2025		200	180
5.625% due 04/30/2043		400	349

Total Costa Rica (Cost $1,200)			1,087

DOMINICAN REPUBLIC 0.1%
CORPORATE BONDS & NOTES 0.1%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$500	428

Total Dominican Republic (Cost $500)			428

EL SALVADOR 1.5%
SOVEREIGN ISSUES 1.5%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	3,118
7.625% due 02/01/2041		560	552
7.650% due 06/15/2035		845	845

Total El Salvador (Cost $5,012)			4,515

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabonese Republic
6.375% due 12/12/2024		$402	428

Total Gabon (Cost $403)			428

GUATEMALA 0.4%
SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
4.875% due 02/13/2028		$210	205
5.750% due 06/06/2022		860	937

Total Guatemala (Cost $1,080)			1,142

HONG KONG 0.5%
CORPORATE BONDS & NOTES 0.5%
CNOOC Finance Ltd.
3.875% due 05/02/2022	$1,000	985
Nexen Energy ULC
6.400% due 05/15/2037	50	58
7.500% due 07/30/2039	450	587

Total Hong Kong (Cost $1,625)		1,630

HUNGARY 0.6%
CORPORATE BONDS & NOTES 0.2%
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020	$500	530
SOVEREIGN ISSUES 0.4%
Hungary Government International Bond
5.375% due 02/21/2023	100	102
5.375% due 03/25/2024	1,200	1,205

		1,307

Total Hungary (Cost $1,781)		1,837

INDIA 1.0%
CORPORATE BONDS & NOTES 1.0%
ICICI Bank Ltd.
4.750% due 11/25/2016	$500	529
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	1,100	1,123
ONGC Videsh Ltd.
2.500% due 05/07/2018	200	193
3.750% due 05/07/2023	200	181
State Bank of India
4.500% due 10/23/2014	850	865
4.500% due 07/27/2015	200	207

Total India (Cost $3,033)		3,098

INDONESIA 5.5%
CORPORATE BONDS & NOTES 1.9%
Majapahit Holding BV
7.250% due 06/28/2017	$700	791
7.750% due 01/20/2020	1,540	1,775
7.875% due 06/29/2037	700	779
Pertamina Persero PT
4.300% due 05/20/2023	800	725
6.000% due 05/03/2042	1,500	1,331
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	300	305

		5,706

SOVEREIGN ISSUES 3.6%
Indonesia Government International Bond
4.625% due 04/15/2043	1,700	1,432
6.625% due 02/17/2037	100	107
6.750% due 01/15/2044	1,900	2,083
6.875% due 03/09/2017	3,200	3,612
7.750% due 01/17/2038	100	120
11.625% due 03/04/2019	2,500	3,409

		10,763

Total Indonesia (Cost $16,001)		16,469

IRELAND 4.9%
CORPORATE BONDS & NOTES 4.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,800	2,110
Borets Finance Ltd.
7.625% due 09/26/2018	700	672
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	600	610

Metalloinvest Finance Ltd.
5.625% due 04/17/2020	800	756
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.550% due 10/28/2020	800	790
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	300	267
6.604% due 02/03/2021	1,300	1,363
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,400	1,379
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	400	383
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	240	251
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	310
7.748% due 02/02/2021	500	517
9.125% due 04/30/2018	500	552
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	513
5.450% due 11/22/2017	700	717
6.025% due 07/05/2022	2,580	2,532
6.800% due 11/22/2025	500	500
6.902% due 07/09/2020	200	211

Total Ireland (Cost $14,218)		14,433

ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	336

SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.500% due 01/30/2043	800	745

Total Israel (Cost $1,107)		1,081

KAZAKHSTAN 3.4%
CORPORATE BONDS & NOTES 3.4%
Intergas Finance BV
6.375% due 05/14/2017	$300	321
KazMunayGas National Co. JSC
4.400% due 04/30/2023	700	661
5.750% due 04/30/2043	1,000	904
7.000% due 05/05/2020	5,200	5,889
11.750% due 01/23/2015	500	537
Samruk-Energy JSC
3.750% due 12/20/2017	1,000	979
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	431	438
Zhaikmunai LLP
7.125% due 11/13/2019	300	313

Total Kazakhstan (Cost $9,698)		10,042

LUXEMBOURG 6.5%
CORPORATE BONDS & NOTES 6.5%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$1,800	1,607
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	2,580	2,641
6.212% due 11/22/2016	330	351
6.510% due 03/07/2022	750	776
8.625% due 04/28/2034	1,210	1,385
9.250% due 04/23/2019	2,300	2,726
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	1,920	1,915
6.299% due 05/15/2017	1,640	1,691
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,200	1,250
5.717% due 06/16/2021	600	609
6.125% due 02/07/2022	2,900	2,994
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	1,200	1,248

Total Luxembourg (Cost $19,724)		19,193

	SHARES
MEXICO 10.4%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		5,259	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 8.3%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	430
BBVA Bancomer S.A.
6.500% due 03/10/2021		$1,400	1,521
6.750% due 09/30/2022		900	988
Comision Federal de Electricidad
4.875% due 05/26/2021		900	943
4.875% due 01/15/2024		800	814
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		700	96
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		70	8
9.750% due 03/25/2020 ^		125	15
Petroleos Mexicanos
4.875% due 01/24/2022		3,100	3,247
5.500% due 01/21/2021		1,050	1,152
5.500% due 06/27/2044		1,440	1,397
6.375% due 01/23/2045		500	541
6.500% due 06/02/2041		8,920	9,812
8.000% due 05/03/2019		3,000	3,675
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	11

			24,650

SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
4.750% due 03/08/2044		100	96
5.550% due 01/21/2045		2,520	2,684
5.750% due 10/12/2110		700	691
6.050% due 01/11/2040		850	971
6.750% due 09/27/2034		544	666
7.250% due 12/15/2016	MXN	8,600	710
9.500% due 12/18/2014		6,436	514

			6,332

Total Mexico (Cost $31,213)			30,982

MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018		$1,000	910
5.125% due 12/05/2022		730	594

Total Mongolia (Cost $1,721)			1,504

MOROCCO 0.7%
SOVEREIGN ISSUES 0.7%
Morocco Government International Bond
4.250% due 12/11/2022		$2,200	2,145

Total Morocco (Cost $2,236)			2,145

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		$300	329
6.950% due 07/10/2042		500	511
7.000% due 05/11/2016		1,000	1,087

Total Netherlands (Cost $1,933)			1,927

PANAMA 1.3%
SOVEREIGN ISSUES 1.3%
Panama Government International Bond
4.300% due 04/29/2053	$600	494
8.875% due 09/30/2027	780	1,084
9.375% due 04/01/2029	1,553	2,210

Total Panama (Cost $3,537)		3,788

PERU 0.8%
CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	202

SOVEREIGN ISSUES 0.7%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	400	370
Peru Government International Bond
8.750% due 11/21/2033	1,094	1,603

		1,973

Total Peru (Cost $2,002)		2,175

PHILIPPINES 1.0%
CORPORATE BONDS & NOTES 0.6%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,640

SOVEREIGN ISSUES 0.4%
Philippines Government International Bond
6.375% due 10/23/2034	100	125
7.750% due 01/14/2031	400	548
9.500% due 02/02/2030	400	624

		1,297

Total Philippines (Cost $2,845)		2,937

QATAR 0.7%
CORPORATE BONDS & NOTES 0.7%
Nakilat, Inc.
6.067% due 12/31/2033	$100	106
Qatari Diar Finance Co.
5.000% due 07/21/2020	100	111
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,065	1,151
5.838% due 09/30/2027	350	380
6.332% due 09/30/2027	250	280

Total Qatar (Cost $1,819)		2,028

RUSSIA 5.6%
CORPORATE BONDS & NOTES 1.2%
ALROSA Finance S.A.
7.750% due 11/03/2020	$1,100	1,171
SCF Capital Ltd.
5.375% due 10/27/2017	700	662
Sibur Securities Ltd.
3.914% due 01/31/2018	1,000	922
VimpelCom Holdings BV
5.200% due 02/13/2019	800	764

		3,519

SOVEREIGN ISSUES 4.4%
Russia Government International Bond
3.250% due 04/04/2017	400	408
4.500% due 04/04/2022	2,200	2,203
4.875% due 09/16/2023	400	397
5.625% due 04/04/2042	1,800	1,759
5.875% due 09/16/2043	200	199

7.500% due 03/31/2030		7,082	8,070

			13,036

Total Russia (Cost $16,377)			16,555

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	228

Total Senegal (Cost $215)			228

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Serbia
5.250% due 11/21/2017		$600	625
7.250% due 09/28/2021		400	450

Total Serbia (Cost $1,031)			1,075

SLOVENIA 2.0%
SOVEREIGN ISSUES 2.0%
Slovenia Government International Bond
4.125% due 02/18/2019		$600	622
4.375% due 02/06/2019	EUR	800	1,212
4.700% due 11/01/2016		600	899
4.750% due 05/10/2018		$900	965
5.250% due 02/18/2024		2,200	2,288

Total Slovenia (Cost $5,589)			5,986

SOUTH AFRICA 0.7%
CORPORATE BONDS & NOTES 0.6%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	501
6.500% due 04/15/2040		100	87
Transnet SOC Ltd.
4.000% due 07/26/2022		1,400	1,295

			1,883

SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
4.665% due 01/17/2024		100	100
7.250% due 01/15/2020	ZAR	300	27
8.250% due 09/15/2017		1,000	97

			224

Total South Africa (Cost $2,271)			2,107

SPAIN 0.1%
SOVEREIGN ISSUES 0.1%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	250	351

Total Spain (Cost $321)			351

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021		$568	594

Total Sri Lanka (Cost $568)			594

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	320

Total Sweden (Cost $257)			320

THAILAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Thai Oil PCL
3.625% due 01/23/2023	$430	402
4.875% due 01/23/2043	670	581

Total Thailand (Cost $1,078)		983

TRINIDAD AND TOBAGO 0.6%
CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	$1,204	1,299
9.750% due 08/14/2019	500	627

Total Trinidad and Tobago (Cost $1,754)		1,926

TURKEY 2.8%
CORPORATE BONDS & NOTES 0.3%
Export Credit Bank of Turkey
5.875% due 04/24/2019	$400	417
Turkiye Garanti Bankasi A/S
2.737% due 04/20/2016	400	392

		809

SOVEREIGN ISSUES 2.5%
Turkey Government International Bond
4.875% due 04/16/2043	1,100	940
6.000% due 01/14/2041	800	789
6.750% due 05/30/2040	1,700	1,824
7.250% due 03/05/2038	700	795
7.500% due 11/07/2019	1,400	1,607
8.000% due 02/14/2034	1,100	1,336

		7,291

Total Turkey (Cost $8,094)		8,100

UKRAINE 2.3%
SOVEREIGN ISSUES 2.3%
Ukraine Government International Bond
7.500% due 04/17/2023	$900	841
7.750% due 09/23/2020	700	661
7.800% due 11/28/2022	2,300	2,148
7.950% due 02/23/2021	300	285
9.250% due 07/24/2017	2,930	2,901

Total Ukraine (Cost $6,616)		6,836

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037	$600	652

Total United Arab Emirates (Cost $510)		652

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
HBOS PLC
6.750% due 05/21/2018	$400	454

Total United Kingdom (Cost $399)		454

UNITED STATES 2.1%
CORPORATE BONDS & NOTES 1.8%
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	$400	460
Gerdau Holdings, Inc.
7.000% due 01/20/2020	600	669
Pemex Project Funding Master Trust
5.750% due 03/01/2018	3,000	3,341
6.625% due 06/15/2038	700	767

		5,237

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
1.830% due 09/25/2045	16	15
Banc of America Commercial Mortgage Trust
5.598% due 06/10/2049	200	221
5.825% due 02/10/2051	159	177
Banc of America Mortgage Trust
2.704% due 02/25/2036 ^	6	5
Bear Stearns Adjustable Rate Mortgage Trust
2.528% due 01/25/2035	5	5
2.976% due 05/25/2047 ^	42	35
Citigroup Mortgage Loan Trust, Inc.
2.895% due 09/25/2037 ^	82	69
GSR Mortgage Loan Trust
2.622% due 01/25/2036 ^	17	16
Morgan Stanley Mortgage Loan Trust
2.185% due 06/25/2036	7	7
WaMu Mortgage Pass-Through Certificates
2.451% due 02/25/2037 ^	54	48
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	18	18

		616

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.508% due 03/01/2036	65	67

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (g)	189	218
U.S. Treasury Notes
1.875% due 06/30/2015 (g)	120	123
2.375% due 08/31/2014 (g)	100	101

		442

Total United States (Cost $5,577)		6,362

URUGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Uruguay Government International Bond
4.500% due 08/14/2024	$1,182	1,215
7.625% due 03/21/2036	400	514

Total Uruguay (Cost $1,589)		1,729

VENEZUELA 8.0%
CORPORATE BONDS & NOTES 3.1%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$3,600	2,709
5.375% due 04/12/2027	5,500	2,942
5.500% due 04/12/2037	3,050	1,594
8.500% due 11/02/2017	2,250	1,890
9.750% due 05/17/2035	250	178

		9,313

SOVEREIGN ISSUES 4.9%
Venezuela Government International Bond
7.000% due 03/31/2038	300	184
7.650% due 04/21/2025	2,310	1,559
7.750% due 10/13/2019	6,720	5,141
8.250% due 10/13/2024	4,300	3,010
9.000% due 05/07/2023	1,300	972
9.250% due 05/07/2028	3,380	2,484
9.375% due 01/13/2034	1,710	1,263

		14,613

Total Venezuela (Cost $26,765)		23,926

VIRGIN ISLANDS (BRITISH) 3.1%
CORPORATE BONDS & NOTES 3.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,150	1,870

GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,200	1,360
Rosneft Finance S.A.
6.625% due 03/20/2017	1,700	1,830
7.500% due 07/18/2016	3,300	3,589
7.875% due 03/13/2018	600	674

Total Virgin Islands (British) (Cost $9,046)		9,323

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	429

Total Zambia (Cost $492)		429

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (c) 0.3%		881

U.S. TREASURY BILLS 0.8%
0.065% due 04/17/2014 - 03/05/2015 (b)(e)(g)	$2,321	2,321

Total Short-Term Instruments (Cost $3,202)		3,202

Total Investments in Securities (Cost $282,444)		283,365

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio	1,083,581	10,841

Total Short-Term Instruments (Cost $10,841)		10,841

Total Investments in Affiliates (Cost $10,841)		10,841

Total Investments 98.9% (Cost $293,285)		$294,206
Financial Derivative Instruments (d)(f) (0.9%) (Cost or Premiums, net $(1,537))		(2,660)
Other Assets and Liabilities, net 2.0%		5,847

Net Assets 100.0%		$297,393

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$881	Freddie Mac 2.080% due 10/17/2022	$(903)	$881	$881

Total Repurchase Agreements						$(903)	$881	$881

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap June Futures	Short	06/2014	4	$1	$0	$0
10-Year Deliverable Interest Rate Swap June Futures	Short	06/2014	7	(3)	1	0
U.S. Treasury 10-Year Note June Futures	Long	06/2014	91	(40)	0	(6)

Total Futures Contracts				$(42)	$1	$(6)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$10,000	$955	$106	$20	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$7,300	$421	$302	$8	$0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	1,600	232	(73)	7	0

					$653	$229	$15	$0

Total Swap Agreements					$1,608	$335	$35	$0

(e)	Securities with an aggregate market value of $660 and cash of $1,507 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	RUB	2,012		$56	$0	$(1)
	04/2014		$428	INR	27,394	28	0
	05/2014		56	RUB	2,012	1	0
BPS	05/2014	MXN	6,785		$506	0	(12)
	05/2014		$351	EUR	256	1	0
BRC	04/2014	KRW	759,279		$702	0	(12)
	05/2014	COP	566,080		276	0	(10)
	05/2014	JPY	143,800		1,410	16	0
	05/2014		$3,560	EUR	2,597	18	0
	06/2014	BRL	10,487		$4,393	0	(155)
	07/2014		$699	KRW	759,279	12	0
CBK	04/2014	ZAR	1,735		$160	0	(4)
	05/2014		$297	MXN	3,937	4	0
DUB	05/2014	EUR	5,390		$7,368	0	(57)
JPM	04/2014	CNY	724		118	1	0
	04/2014		$60	RUB	2,012	0	(3)
UAG	04/2014	BRL	1,933		$794	0	(58)
	04/2014	INR	27,394		445	0	(11)
	04/2014		$815	BRL	1,933	37	0
	04/2014		717	KRW	759,279	0	(3)
	05/2014	BRL	1,933		$809	0	(36)
	07/2014		$437	INR	27,394	10	0

Total Forward Foreign Currency Contracts						$128	$(362)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	105.000	11/20/2014	$1,580	$38	$35

Total Purchased Options						$38	$35

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	95.000	11/20/2014	$1,580	$(38)	$(12)
GLM	Put - OTC USD versus JPY		100.600	05/20/2014	300	(2)	(1)
JPM	Put - OTC USD versus JPY		91.000	02/18/2016	611	(16)	(13)

						$(56)	$(26)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0

						$(18)	$(1)

Total Written Options						$(74)	$(27)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
CBK	Russia Government International Bond	(1.000%	)	03/20/2019	2.107%	$500	$23	$2	$25	$0
GST	Russia Government International Bond	(1.000%	)	03/20/2019	2.107%	200	9	1	10	0

							$32	$3	$35	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Qatar Government International Bond	1.000%	03/20/2016	0.197%	$500	$0	$8	$8	$0
	South Africa Government International Bond	1.000%	09/20/2014	0.476%	1,300	(1)	4	3	0
	Ukraine Government International Bond	5.000%	03/20/2015	14.011%	200	(19)	4	0	(15)
BPS	Brazil Government International Bond	1.000%	03/20/2015	0.351%	900	4	2	6	0
BRC	Export-Import Bank of China	1.000%	09/20/2017	0.852%	550	(19)	22	3	0
	Indonesia Government International Bond	2.320%	12/20/2016	0.833%	1,000	0	41	41	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.480%	100	(14)	2	0	(12)
	Mexico Government International Bond	1.000%	12/20/2014	0.192%	300	(10)	12	2	0
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	1,100	(67)	24	0	(43)
CBK	Brazil Government International Bond	1.000%	03/20/2016	0.676%	200	(1)	2	1	0
	Brazil Government International Bond	1.000%	03/20/2021	1.986%	1,300	(58)	(22)	0	(80)
	China Government International Bond	1.000%	12/20/2016	0.431%	100	(5)	6	1	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.480%	300	(41)	6	0	(35)
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	06/20/2014	1.668%	500	(2)	2	0	0
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	09/20/2014	1.668%	500	0	(1)	0	(1)
	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	03/20/2015	1.913%	1,000	(26)	17	0	(9)
	Sberbank of Russia	1.000%	09/20/2014	1.576%	500	0	(1)	0	(1)
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	4,100	(243)	83	0	(160)
	Turkey Government International Bond	1.000%	09/20/2014	0.823%	400	0	1	1	0
	Ukraine Government International Bond	5.000%	03/20/2015	14.011%	100	(10)	2	0	(8)
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.383%	300	1	2	3	0
	Brazil Government International Bond	1.000%	03/20/2018	1.333%	7,200	(97)	7	0	(90)
	China Government International Bond	1.000%	12/20/2016	0.431%	500	(23)	31	8	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.107%	100	(1)	3	2	0
	Petrobras International Finance Co.	1.000%	09/20/2014	0.721%	1,500	(11)	13	2	0
	Qatar Government International Bond	1.000%	03/20/2016	0.197%	100	(1)	2	1	0
	Turkey Government International Bond	1.000%	06/20/2021	2.386%	100	(9)	1	0	(8)
FBF	China Government International Bond	1.000%	12/20/2016	0.431%	300	(15)	20	5	0
	Export-Import Bank of China	1.000%	12/20/2016	0.709%	200	(19)	21	2	0
	Indonesia Government International Bond	1.000%	06/20/2021	2.216%	2,900	(188)	(33)	0	(221)
GST	Brazil Government International Bond	1.000%	03/20/2015	0.351%	400	2	1	3	0
	Brazil Government International Bond	1.000%	12/20/2018	1.558%	600	(28)	14	0	(14)
	Indonesia Government International Bond	1.000%	03/20/2024	2.480%	100	(14)	2	0	(12)
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	800	(46)	14	0	(32)
HUS	Colombia Government International Bond	1.000%	06/20/2019	1.084%	3,500	(25)	12	0	(13)
	Mexico Government International Bond	1.000%	03/20/2021	1.146%	800	(37)	29	0	(8)
	Petrobras International Finance Co.	1.000%	09/20/2014	0.721%	200	0	1	1	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.074%	300	(10)	9	0	(1)
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	100	(6)	2	0	(4)
	South Africa Government International Bond	1.000%	03/20/2023	2.388%	2,430	(214)	(36)	0	(250)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.514%	300	(4)	7	3	0
	Brazil Government International Bond	1.000%	12/20/2019	1.795%	1,000	(37)	(4)	0	(41)
	China Government International Bond	1.000%	12/20/2016	0.431%	400	(20)	26	6	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.302%	2,375	(92)	110	18	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.074%	300	(9)	8	0	(1)
	Russia Government International Bond	1.000%	06/20/2023	2.515%	1,900	(146)	(69)	0	(215)
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	300	(17)	5	0	(12)
MYC	Brazil Government International Bond	1.000%	03/20/2016	0.676%	3,800	(38)	64	26	0
	Brazil Government International Bond	2.100%	08/20/2016	0.816%	250	0	8	8	0
	China Government International Bond	1.000%	12/20/2016	0.431%	1,200	(56)	75	19	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.107%	100	(1)	3	2	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.074%	1,000	(34)	34	0	0
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	1,100	(68)	25	0	(43)
RYL	China Government International Bond	1.000%	06/20/2016	0.330%	600	6	3	9	0
UAG	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.107%	400	0	8	8	0
	Indonesia Government International Bond	1.000%	03/20/2015	0.302%	375	(15)	18	3	0
	Indonesia Government International Bond	1.000%	06/20/2021	2.216%	100	(7)	(1)	0	(8)

						$(1,791)	$649	$195	$(1,337)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$	100	$12	$(6)	$6	$0
CBK	CDX.EM-20 5-Year Index	5.000%	12/20/2018		40	4	(1)	3	0
GST	CDX.EM-19 5-Year Index	5.000%	06/20/2018		100	10	(2)	8	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015		1,000	83	(58)	25	0
UAG	CDX.EM-15 5-Year Index	5.000%	06/20/2016		2,500	230	(125)	105	0

						$339	$(192)	$147	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	41,100	$45	$39	$84	$0
DUB	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	10,100	9	(338)	0	(329)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	31,322	3	62	65	0
JPM	Pay	1-Year BRL-CDI	8.650%	01/02/2017	BRL	6,000	10	(202)	0	(192)
	Pay	28-Day MXN-TIIE	8.950%	02/19/2019	MXN	11,000	0	130	130	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		70,000	(68)	(38)	0	(106)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	31,000	(80)	(1,076)	0	(1,156)

							$(81)	$(1,423)	$279	$(1,783)

Total Swap Agreements							$(1,501)	$(963)	$656	$(3,120)

(g)	Securities with an aggregate market value of $2,103 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Armenia
Sovereign Issues	$0	$312	$0	$312
Azerbaijan
Sovereign Issues	0	807	0	807
Bahrain
Sovereign Issues	0	1,079	0	1,079
Bermuda
Corporate Bonds & Notes	0	2,279	0	2,279
Brazil
Corporate Bonds & Notes	0	33,629	0	33,629
Sovereign Issues	0	12,522	0	12,522
Canada
Corporate Bonds & Notes	0	587	0	587
Cayman Islands
Corporate Bonds & Notes	0	3,885	741	4,626
Chile
Corporate Bonds & Notes	0	5,097	0	5,097
Sovereign Issues	0	125	0	125
China
Corporate Bonds & Notes	0	1,104	0	1,104
Colombia
Corporate Bonds & Notes	0	6,030	0	6,030
Sovereign Issues	0	1,161	0	1,161
Costa Rica
Sovereign Issues	0	1,087	0	1,087
Dominican Republic
Corporate Bonds & Notes	0	428	0	428
El Salvador
Sovereign Issues	0	4,515	0	4,515
Gabon
Sovereign Issues	0	428	0	428
Guatemala
Sovereign Issues	0	1,142	0	1,142
Hong Kong
Corporate Bonds & Notes	0	1,630	0	1,630
Hungary
Corporate Bonds & Notes	0	530	0	530
Sovereign Issues	0	1,307	0	1,307
India
Corporate Bonds & Notes	0	3,098	0	3,098
Indonesia
Corporate Bonds & Notes	0	5,706	0	5,706
Sovereign Issues	0	10,763	0	10,763
Ireland
Corporate Bonds & Notes	0	14,433	0	14,433
Israel
Corporate Bonds & Notes	0	336	0	336
Sovereign Issues	0	745	0	745
Kazakhstan
Corporate Bonds & Notes	0	10,042	0	10,042
Luxembourg
Corporate Bonds & Notes	0	19,193	0	19,193
Mexico
Corporate Bonds & Notes	0	24,650	0	24,650
Sovereign Issues	0	6,332	0	6,332
Mongolia
Sovereign Issues	0	1,504	0	1,504
Morocco
Sovereign Issues	0	2,145	0	2,145
Netherlands
Corporate Bonds & Notes	0	1,927	0	1,927
Panama
Sovereign Issues	0	3,788	0	3,788
Peru
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	1,973	0	1,973
Philippines
Corporate Bonds & Notes	0	1,640	0	1,640
Sovereign Issues	0	1,297	0	1,297
Qatar
Corporate Bonds & Notes	0	2,028	0	2,028
Russia
Corporate Bonds & Notes	0	3,519	0	3,519
Sovereign Issues	0	13,036	0	13,036
Senegal
Sovereign Issues	0	228	0	228
Serbia
Sovereign Issues	0	1,075	0	1,075
Slovenia
Sovereign Issues	0	5,986	0	5,986
South Africa
Corporate Bonds & Notes	0	1,883	0	1,883
Sovereign Issues	0	224	0	224
Spain
Sovereign Issues	0	351	0	351
Sri Lanka
Sovereign Issues	0	594	0	594
Sweden
Corporate Bonds & Notes	0	320	0	320
Thailand
Corporate Bonds & Notes	0	983	0	983
Trinidad and Tobago
Corporate Bonds & Notes	0	1,926	0	1,926
Turkey
Corporate Bonds & Notes	0	809	0	809
Sovereign Issues	0	7,291	0	7,291
Ukraine
Sovereign Issues	0	6,836	0	6,836
United Arab Emirates
Corporate Bonds & Notes	0	652	0	652
United Kingdom
Corporate Bonds & Notes	0	454	0	454
United States
Corporate Bonds & Notes	0	5,237	0	5,237
Mortgage-Backed Securities	0	616	0	616
U.S. Government Agencies	0	67	0	67
U.S. Treasury Obligations	0	442	0	442
Uruguay
Sovereign Issues	0	1,729	0	1,729
Venezuela
Corporate Bonds & Notes	0	9,313	0	9,313
Sovereign Issues	0	14,613	0	14,613
Virgin Islands (British)
Corporate Bonds & Notes	0	9,323	0	9,323
Zambia
Sovereign Issues	0	429	0	429
Short-Term Instruments
Repurchase Agreements	0	881	0	881
U.S. Treasury Bills	0	2,321	0	2,321
	$0	$282,624	$741	$283,365

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,841	$0	$0	$10,841
Total Investments	$10,841	$282,624	$741	$294,206

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	35	0	36
Over the counter	0	819	0	819
	$1	$854	$0	$855

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	0	0	(6)
Over the counter	0	(3,508)	(1)	(3,509)

	$(6)	$(3,508)	$(1)	$(3,515)

Totals	$10,836	$279,970	$740	$291,546

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.3%
AUSTRALIA 3.0%
CORPORATE BONDS & NOTES 2.6%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$700	$705
Commonwealth Bank of Australia
3.492% due 08/13/2014		500	506
Westpac Banking Corp.
1.250% due 12/14/2018		800	789

			2,000

MORTGAGE-BACKED SECURITIES 0.2%
Puma Finance Ltd.
3.055% due 08/22/2037	AUD	56	52
Torrens Trust
3.055% due 10/19/2038		68	62

			114

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	118

Total Australia (Cost $2,244)			2,232

BRAZIL 0.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
3.113% due 03/17/2020		$200	200
3.250% due 03/17/2017		300	302

Total Brazil (Cost $500)			502

CANADA 0.9%
SOVEREIGN ISSUES 0.9%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	99
Province of Ontario
1.900% due 09/08/2017		500	456
6.200% due 06/02/2031		100	118

Total Canada (Cost $707)			673

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Kingsland Ltd.
0.483% due 06/13/2019		$19	19
Stanfield Bristol CLO Ltd.
0.496% due 10/15/2019		53	53

Total Cayman Islands (Cost $71)			72

CHINA 0.3%
CORPORATE BONDS & NOTES 0.3%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$200	204

Total China (Cost $203)			204

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	17	4

Total Denmark (Cost $2)			4

FRANCE 13.3%
CORPORATE BONDS & NOTES 1.4%
Dexia Credit Local S.A.
0.716% due 04/29/2014		$400	400
2.750% due 04/29/2014		700	701

			1,101

SOVEREIGN ISSUES 11.9%
Caisse d’Amortissement de la Dette Sociale
1.125% due 01/30/2017		200	201
3.375% due 03/20/2024		400	399
3.500% due 07/01/2014		300	302
France Government Bond
1.000% due 05/25/2018	EUR	2,900	4,046
1.000% due 11/25/2018		900	1,250
3.250% due 05/25/2045		200	284
3.750% due 04/25/2017		800	1,215
4.000% due 10/25/2038		200	325
4.500% due 04/25/2041		600	1,054

			9,076

Total France (Cost $9,703)			10,177

GERMANY 3.3%
CORPORATE BONDS & NOTES 1.0%
KFW
6.250% due 05/19/2021	AUD	400	412
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	359

			771

SOVEREIGN ISSUES 2.3%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	102	142
1.500% due 05/15/2023		100	139
2.000% due 08/15/2023		100	144
2.500% due 07/04/2044		200	280
4.000% due 01/04/2037		600	1,058

			1,763

Total Germany (Cost $2,480)			2,534

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$200	197

Total Hong Kong (Cost $196)			197

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.3%
Race Point CLO Ltd.
0.499% due 04/15/2020		$202	201

Total Ireland (Cost $199)			201

ITALY 5.4%
ASSET-BACKED SECURITIES 0.6%
Alba SPV SRL
1.800% due 04/20/2040	EUR	218	302
Berica Asset-Backed Security SRL
0.613% due 12/30/2055		128	173

			475

MORTGAGE-BACKED SECURITIES 0.4%
Berica Residential MBS SRL
0.616% due 03/31/2048		243	317

SOVEREIGN ISSUES 4.4%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2023		500	763
4.500% due 03/01/2024		300	456
5.500% due 09/01/2022		1,100	1,794
Italy Government International Bond
6.000% due 08/04/2028	GBP	200	365

			3,378

Total Italy (Cost $3,958)			4,170

LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	140
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$400	474

Total Luxembourg (Cost $621)			614

MEXICO 0.7%
SOVEREIGN ISSUES 0.7%
Mexico Government International Bond
7.750% due 05/29/2031	MXN	2,700	226
8.000% due 06/11/2020		2,500	217
10.000% due 12/05/2024		1,000	99

Total Mexico (Cost $546)			542

NETHERLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	212	286

Total Netherlands (Cost $277)			286

NEW ZEALAND 3.8%
SOVEREIGN ISSUES 3.8%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,300	1,169
5.500% due 04/15/2023		200	185
6.000% due 05/15/2021		1,300	1,236
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		400	331

Total New Zealand (Cost $2,731)			2,921

NORWAY 0.5%
SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.614% due 03/27/2017		$400	403

Total Norway (Cost $400)			403

SLOVENIA 1.5%
SOVEREIGN ISSUES 1.5%
Slovenia Government International Bond
4.125% due 02/18/2019		$200	207
4.375% due 04/02/2014	EUR	100	138
4.700% due 11/01/2016		400	599
5.250% due 02/18/2024		$200	208

Total Slovenia (Cost $1,069)			1,152

SPAIN 13.1%
CORPORATE BONDS & NOTES 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	200	279
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		200	280

			559

SOVEREIGN ISSUES 12.4%
Spain Government International Bond
2.750% due 04/30/2019		1,200	1,725
3.750% due 10/31/2018		1,700	2,552
4.400% due 10/31/2023		400	607
5.400% due 01/31/2023		2,200	3,580
5.850% due 01/31/2022		300	502
Xunta de Galicia
6.131% due 04/03/2018		300	479

			9,445

Total Spain (Cost $9,504)			10,004

SUPRANATIONAL 3.0%
CORPORATE BONDS & NOTES 3.0%
Council of Europe Development Bank
5.625% due 12/14/2015	AUD	800	773
EUROFIMA
5.625% due 10/24/2016		200	196
European Investment Bank
6.000% due 08/06/2020		700	710
Inter-American Development Bank
6.000% due 02/26/2021		600	611

Total Supranational (Cost $2,555)			2,290

SWEDEN 0.9%
CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,500	242
Swedbank Hypotek AB
3.750% due 12/20/2017		1,100	182

			424

SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019		1,200	210

Total Sweden (Cost $617)			634

UNITED KINGDOM 6.9%
CORPORATE BONDS & NOTES 1.0%
Northern Rock Asset Management PLC
5.625% due 06/22/2017		$700	789

MORTGAGE-BACKED SECURITIES 2.2%
Eurosail PLC
0.681% due 06/10/2044	GBP	62	100
Fosse Master Issuer PLC
2.620% due 10/18/2054		200	340
Granite Master Issuer PLC
0.497% due 12/20/2054		$100	98
Mansard Mortgages PLC
1.171% due 12/15/2049	GBP	313	507
Newgate Funding PLC
1.520% due 12/15/2050		400	631

			1,676

SOVEREIGN ISSUES 3.7%
United Kingdom Gilt
3.250% due 01/22/2044		200	317
4.250% due 06/07/2032 (e)		500	941
4.250% due 03/07/2036		100	188
4.250% due 12/07/2040 (e)		400	757

4.500% due 09/07/2034 (e)		300	583

			2,786

Total United Kingdom (Cost $4,862)			5,251

UNITED STATES 18.9%
ASSET-BACKED SECURITIES 1.4%
Amortizing Residential Collateral Trust
0.734% due 07/25/2032		$1	1
0.854% due 10/25/2031		2	2
Amresco Residential Securities Mortgage Loan Trust
1.094% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.224% due 12/25/2036		13	13
Credit Suisse First Boston Mortgage Securities Corp.
0.774% due 01/25/2032		1	1
First Alliance Mortgage Loan Trust
0.154% due 12/20/2027		1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.604% due 08/25/2035		200	197
Long Beach Mortgage Loan Trust
0.714% due 10/25/2034		12	11
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		223	134
Residential Asset Securities Corp. Trust
0.654% due 07/25/2032 ^		2	2
SLM Student Loan Trust
0.739% due 10/25/2017		166	166
1.739% due 04/25/2023		500	516
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.734% due 01/25/2033		2	2

			1,047

CORPORATE BONDS & NOTES 4.9%
Ally Financial, Inc.
2.750% due 01/30/2017		200	202
3.635% due 06/20/2014		200	202
4.625% due 06/26/2015		100	104
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	304
CIT Group, Inc.
5.250% due 04/01/2014		$300	300
International Lease Finance Corp.
6.750% due 09/01/2016		200	223
Jones Group, Inc.
5.125% due 11/15/2014		200	205
JPMorgan Chase & Co.
1.350% due 02/15/2017		300	300
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	49
Sprint Communications, Inc.
8.375% due 08/15/2017		400	472
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,120
WM Covered Bond Program
4.375% due 09/16/2014	EUR	200	277

			3,758

MORTGAGE-BACKED SECURITIES 5.5%
American Home Mortgage Investment Trust
1.830% due 09/25/2045		$87	82
Banc of America Mortgage Trust
2.704% due 02/25/2036 ^		72	62
Bear Stearns Adjustable Rate Mortgage Trust
2.533% due 03/25/2035		7	7
2.548% due 08/25/2033		4	4
2.560% due 03/25/2035		74	75
5.147% due 08/25/2035		14	14
Bear Stearns Alt-A Trust
0.314% due 02/25/2034		89	85
2.535% due 11/25/2035 ^		55	43
2.610% due 03/25/2036 ^		115	81
2.676% due 09/25/2035		62	55
2.710% due 08/25/2036 ^		67	51
Bear Stearns Structured Products, Inc.
2.874% due 12/26/2046		50	38
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		14	14
2.290% due 09/25/2035		23	22
Countrywide Alternative Loan Trust
0.367% due 03/20/2046		115	86

0.434% due 02/25/2037	99	78
1.039% due 12/25/2035	140	109
1.472% due 11/25/2035	25	19
5.250% due 06/25/2035 ^	19	17
Countrywide Home Loan Mortgage Pass-Through Trust
0.384% due 05/25/2035	47	41
0.474% due 03/25/2035	102	79
0.484% due 02/25/2035	12	11
2.498% due 11/25/2034	16	15
2.854% due 08/25/2034	47	42
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^	237	128
DBUBS Mortgage Trust
0.247% due 11/10/2046 (a)	400	7
1.380% due 11/10/2046 (a)	945	31
GSR Mortgage Loan Trust
2.622% due 01/25/2036 ^	135	124
HarborView Mortgage Loan Trust
2.492% due 05/19/2033	7	7
IndyMac Mortgage Loan Trust
0.394% due 07/25/2035	41	37
JPMorgan Mortgage Trust
2.497% due 07/27/2037	183	158
2.616% due 02/25/2036 ^	80	71
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.595% due 12/15/2030	12	11
Merrill Lynch Floating Trust
0.692% due 07/09/2021	117	117
Merrill Lynch Mortgage Investors Trust
1.596% due 10/25/2035	21	21
Morgan Stanley Bank of America Merrill Lynch Trust
1.504% due 12/15/2048 (a)	1,281	89
Morgan Stanley Mortgage Loan Trust
2.185% due 06/25/2036	90	85
Residential Accredit Loans, Inc. Trust
0.304% due 02/25/2047	50	29
0.334% due 06/25/2046	407	183
0.364% due 04/25/2046	112	56
Structured Adjustable Rate Mortgage Loan Trust
2.477% due 04/25/2034	14	14
Structured Asset Mortgage Investments Trust
0.364% due 05/25/2046	19	14
0.374% due 05/25/2036	141	106
0.374% due 09/25/2047	200	157
0.384% due 05/25/2045	36	32
0.736% due 07/19/2034	6	6
0.816% due 09/19/2032	4	4
0.856% due 03/19/2034	11	10
1.629% due 08/25/2047	61	54
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	43
Thornburg Mortgage Securities Trust
1.404% due 06/25/2047	28	25
5.750% due 06/25/2047	85	82
Wachovia Mortgage Loan Trust LLC
2.606% due 10/20/2035 ^	269	256
WaMu Mortgage Pass-Through Certificates
0.464% due 01/25/2045	199	193
1.111% due 06/25/2046	69	68
1.135% due 02/25/2046	153	143
2.034% due 02/27/2034	9	9
2.117% due 03/25/2033	20	20
2.411% due 03/25/2035	127	128
Washington Mutual MSC Mortgage Pass-Through Certificates
1.069% due 07/25/2046 ^	42	25
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	111	108
2.613% due 03/25/2036	154	153
2.615% due 06/25/2035	51	51
2.616% due 03/25/2035	162	162
2.624% due 04/25/2036	16	16

		4,165

MUNICIPAL BONDS & NOTES 0.5%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	247
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	124

		371

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Bond
3.552% due 01/16/2018		900	22

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
0.274% due 03/25/2034		$12	12
0.304% due 08/25/2034		8	8
0.504% due 09/25/2042		27	27
0.584% due 11/25/2040		187	188
0.604% due 11/25/2040		231	231
0.734% due 06/25/2041		475	478
1.329% due 10/01/2044		28	29
2.011% due 12/01/2034		9	9
2.300% due 05/25/2035		25	26
2.485% due 11/01/2034		71	76
3.500% due 11/01/2021		96	100
5.480% due 07/01/2018		200	224
6.000% due 07/25/2044		18	20
Freddie Mac
0.655% due 12/15/2032		17	17
0.755% due 12/15/2037		58	58
1.332% due 10/25/2044		78	79
2.250% due 03/01/2035		15	15
2.347% due 02/01/2029		7	8
2.565% due 04/01/2035		143	152
Ginnie Mae
1.625% due 04/20/2028 - 06/20/2030		3	3
2.000% due 04/20/2030 - 05/20/2030		2	2
NCUA Guaranteed Notes
0.626% due 11/05/2020		1,514	1,522
0.716% due 12/08/2020		368	371
Tennessee Valley Authority
6.250% due 12/15/2017		400	470

			4,125

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023		811	785
2.375% due 01/15/2025		124	146

			931

Total United States (Cost $14,363)			14,419

SHORT-TERM INSTRUMENTS 8.2%
CERTIFICATES OF DEPOSIT 0.8%
Credit Suisse
0.444% due 01/12/2015		$100	100
0.610% due 01/28/2016		400	400
Intesa Sanpaolo SpA
1.650% due 04/07/2015		100	100

			600

REPURCHASE AGREEMENTS (d) 1.3%			999

MEXICO TREASURY BILLS 5.3%
3.595% due 06/26/2014 - 07/10/2014 (b)	MXN	53,000	4,026

SLOVENIA TREASURY BILLS 0.4%
0.894% due 06/12/2014	EUR	200	275

U.S. TREASURY BILLS 0.4%
0.071% due 09/04/2014 (h)		$290	290

Total Short-Term Instruments (Cost $6,177)			6,190

Total Investments in Securities (Cost $63,985)			65,672

	SHARES
INVESTMENTS IN AFFILIATES 14.4%
SHORT-TERM INSTRUMENTS 14.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.4%
PIMCO Short-Term Floating NAV Portfolio	3,670	36
PIMCO Short-Term Floating NAV Portfolio III	1,091,259	10,903

Total Short-Term Instruments (Cost $10,938)		10,939

Total Investments in Affiliates (Cost $10,938)		10,939

Total Investments 100.7% (Cost $74,923)		$76,611
Financial Derivative Instruments (f)(g) (0.4%) (Cost or Premiums, net $(184))		(326)
Other Assets and Liabilities, net (0.3%)		(178)

Net Assets 100.0%		$76,107

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	03/31/2014	04/01/2014	$800	U.S. Treasury Bonds 4.500% due 08/15/2039	$(820)	$800	$800
SSB	0.000%	03/31/2014	04/01/2014	199	Fannie Mae 2.260% due 10/17/2022	(205)	199	199

Total Repurchase Agreements						$(1,025)	$999	$999

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.479%	02/20/2014	05/15/2014	GBP	(907)	$(1,519)
	0.489%	02/20/2014	05/15/2014		(354)	(582)

Total Sale-Buyback Transactions						$(2,101)

(2)	As of March 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended March 31, 2014 was $3,563 at a weighted average interest rate of 0.512%.
(3)	Payable for sale-buyback transactions includes $8 of deferred price drop on sale-buyback transactions.

(e)	Securities with an aggregate market value of $2,092 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$124.000	04/25/2014	11	$(5)	$(5)
Call - CBOT U.S. Treasury 10-Year Note May Futures	124.500	04/25/2014	7	(2)	(1)

				$(7)	$(6)

Total Written Options				$(7)	$(6)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	5	$1	$0	$0
10-Year Deliverable Interest Rate Swap June Futures	Short	06/2014	55	(25)	7	0
90-Day Euribor September Futures	Long	09/2014	7	0	0	(1)
90-Day Eurodollar December Futures	Long	12/2014	49	12	1	0
90-Day Eurodollar June Futures	Long	06/2014	43	7	0	0
90-Day Eurodollar September Futures	Long	09/2014	35	8	0	0
Australia Government 3-Year Bond June Futures	Short	06/2014	9	1	0	(1)
Call Options Strike @ EUR 142.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	6	0	0	(1)
Call Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	4	(2)	2	0
Call Options Strike @ EUR 143.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	7	(3)	2	0
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	2	0	1	0
Call Options Strike @ EUR 144.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	8	1	2	0
Call Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	4	1	1	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	8	(1)	1	0
Canada Government 10-Year Bond June Futures	Short	06/2014	17	(9)	6	0
Euro-Bobl June Futures	Long	06/2014	6	1	0	(2)
Euro-BTP Italy Government Bond June Futures	Long	06/2014	26	73	2	(2)
Euro-Bund 10-Year Bond June Futures	Long	06/2014	8	0	0	(5)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	8	6	0	0
U.S. Treasury 5-Year Note June Futures	Short	06/2014	7	4	0	0
U.S. Treasury 10-Year Note June Futures	Short	06/2014	35	25	2	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2014	10	(19)	3	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	2	0	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	8	2	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	54	11	0	(1)
United Kingdom Long Gilt June Futures	Short	06/2014	11	(11)	11	0

Total Futures Contracts				$83	$41	$(13)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		$2,800	$(110)	$47	$0	$(4)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		200	(5)	(4)	0	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		3,600	(22)	(3)	5	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		400	7	9	0	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	1,800	(2)	1	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		1,900	(20)	(7)	7	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044	GBP	500	(26)	(13)	0	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	1,240,000	(99)	(32)	0	(40)

Total Swap Agreements						$(277)	$(2)	$12	$(44)

Cash of $1,025 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	EUR	13,175		$18,093	$8	$(65)
	04/2014		$5,676	EUR	4,116	0	(6)
	04/2014		316	NZD	370	5	0
	05/2014	EUR	4,116		$5,675	6	0
	05/2014		$218	MXN	2,906	4	0
	05/2014		8	SEK	50	0	0
	09/2015		70	CNY	430	0	(1)
BPS	04/2014	BRL	118		$50	0	(2)
	04/2014		$52	BRL	118	0	0
	04/2014		1,206	EUR	875	0	0
	05/2014	MXN	5,237		$395	0	(5)
	05/2014		$354	MXN	4,716	6	0
BRC	04/2014	BRL	348		$154	0	0
	04/2014	EUR	5,979		8,230	0	(7)
	04/2014	GBP	851		1,413	0	(6)
	04/2014		$145	BRL	348	8	0
	04/2014		72	CNY	438	0	(1)
	05/2014	JPY	180,600		$1,783	33	0
	05/2014	SEK	4,120		635	0	(1)
	05/2014		$124	EUR	90	0	0
	09/2015		154	CNY	941	0	(4)
CBK	04/2014	AUD	3,929		$3,535	0	(109)
	04/2014	EUR	122		168	0	0
	04/2014	GBP	38		63	0	0
	04/2014		$77	AUD	85	2	0
	04/2014		104	CNY	633	0	(2)
	05/2014	GBP	46		$76	0	(1)
	05/2014	JPY	214,851		2,107	25	0
	05/2014	MXN	1,219		92	0	(1)
	05/2014		$222	MXN	2,962	4	0
	06/2014	CAD	769		$693	0	(2)
	09/2015		$577	CNY	3,492	0	(19)
DUB	04/2014		207	AUD	231	7	0
	04/2014		212	EUR	154	0	0
	05/2014	MXN	4,819		$363	0	(5)
FBF	05/2014		470		35	0	(1)
	05/2014		$42	MXN	564	1	0
GLM	04/2014	BRL	117		$50	0	(1)
	04/2014	EUR	1,030		1,430	11	0
	04/2014		$52	BRL	117	0	0
	04/2014		813	GBP	485	0	(4)
	05/2014	MXN	133		$10	0	0
	05/2014		$77	TRY	176	4	0
GST	04/2014		27	CNY	164	0	0
HUS	04/2014		48		292	0	(1)
	04/2014		594	EUR	433	3	0
	04/2014		820	NZD	963	16	0
	05/2014	MXN	598		$45	0	(1)
	05/2014		$36	MXN	479	1	0
	07/2014	MXN	10,805		$817	0	(4)
JPM	04/2014	GBP	1,451		2,415	2	(6)
	04/2014		$3,333	AUD	3,613	18	0
	04/2014		46	CNY	280	0	(1)
	04/2014		286	GBP	172	1	0
	05/2014	AUD	3,613		$3,326	0	(18)
	05/2014	TRY	210		93	0	(4)
	05/2014		$143	GBP	86	1	0
	05/2014		75	JPY	7,700	0	(1)
	09/2015		106	CNY	640	0	(4)
MSC	04/2014	ZAR	244		$22	0	(1)
	06/2014	MXN	41,307		3,112	0	(31)
	09/2015		$70	CNY	431	0	(1)
RBC	04/2014		2,841	NZD	3,300	23	0
	05/2014	NZD	3,300		$2,834	0	(23)
RYL	04/2014		$45	CNY	275	0	(1)
	04/2014		20,291	EUR	14,728	0	(1)
	04/2014		2,773	GBP	1,683	33	0
	05/2014	EUR	14,728		$20,290	1	0
	05/2014	GBP	1,683		2,773	0	(32)
SOG	05/2014	MXN	11,780		890	0	(9)
	05/2014		$477	MXN	6,368	9	0
UAG	04/2014	BRL	330		$140	0	(6)
	04/2014	CNY	8,253		1,350	18	0
	04/2014	NZD	4,633		3,851	0	(170)
	04/2014		$140	BRL	330	5	0
	04/2014		1,435	CNY	8,837	0	(8)
	05/2014	BRL	97		$41	0	(2)
	05/2014	MXN	3,177		239	0	(4)
	05/2014		$20	CAD	22	0	0
	05/2014		68	MXN	903	1	0
	07/2014	CNY	8,252		$1,335	5	0

Total Forward Foreign Currency Contracts						$261	$(572)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,000	$80	$100

Total Purchased Options							$80	$100

Written Options:

Interest Rate Swaptions
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$4,000	$(76)	$(114)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	EUR	300	$(1)	$0
BPS	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		300	(1)	0
CBK	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		400	(1)	(1)
DUB	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		300	(1)	0
MYC	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		700	(2)	(1)

							$(6)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	100.750	05/20/2014	$100	$(1)	$0
	Put - OTC USD versus JPY		80.000	02/18/2019	400	(22)	(21)
	Put - OTC USD versus JPY		80.000	02/28/2019	100	(5)	(5)
BRC	Put - OTC USD versus JPY		91.000	02/18/2016	300	(7)	(7)
CBK	Put - OTC USD versus JPY		99.700	05/20/2014	200	(1)	(1)
	Call - OTC USD versus RUB	RUB	37.380	04/10/2014	100	(1)	0
FBF	Call - OTC USD versus MXN	MXN	13.550	05/15/2014	100	(2)	0
GLM	Call - OTC USD versus BRL	BRL	2.400	04/03/2014	200	(1)	0
	Call - OTC USD versus BRL		2.500	05/15/2014	200	(4)	0
	Put - OTC USD versus JPY	JPY	100.600	05/20/2014	300	(2)	(1)
	Put - OTC USD versus JPY		91.000	02/18/2016	200	(5)	(4)
	Call - OTC USD versus MXN	MXN	13.450	04/10/2014	300	(2)	0
HUS	Put - OTC USD versus JPY	JPY	102.000	04/07/2014	400	(2)	(1)
JPM	Put - OTC USD versus JPY		101.250	04/17/2014	100	0	0
	Put - OTC USD versus JPY		91.000	02/18/2016	800	(20)	(17)
UAG	Put - OTC USD versus JPY		101.000	04/23/2014	300	(1)	(1)

						$(76)	$(58)

Total Written Options						$(158)	$(174)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Jones Group, Inc.	(5.000%	)	12/20/2014	0.513%	$200	$(13)	$6	$0	$(7)
	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.484%	1,000	0	(17)	0	(17)
BRC	Marsh & McLennan Cos., Inc.	(1.160%	)	09/20/2014	0.036%	200	0	(1)	0	(1)

							$(13)	$(12)	$0	$(25)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.627%	$500	$(25)	$10	$0	$(15)
	Japan Government International Bond	1.000%	06/20/2018	0.374%	200	3	2	5	0
	Russia Government International Bond	1.000%	03/20/2019	2.107%	100	(7)	2	0	(5)
BRC	China Government International Bond	1.000%	03/20/2019	0.868%	100	0	0	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.374%	200	4	2	6	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.627%	100	(4)	1	0	(3)
	Russia Government International Bond	1.000%	03/20/2019	2.107%	500	(33)	7	0	(26)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.627%	300	(13)	4	0	(9)
	China Government International Bond	1.000%	03/20/2019	0.868%	100	0	1	1	0
	Italy Government International Bond	1.000%	03/20/2019	1.283%	600	(11)	4	0	(7)
	Japan Government International Bond	1.000%	06/20/2018	0.374%	400	8	3	11	0
GST	Japan Government International Bond	1.000%	06/20/2018	0.374%	400	8	3	11	0
HUS	Italy Government International Bond	1.000%	03/20/2019	1.283%	100	(2)	1	0	(1)
	Russia Government International Bond	1.000%	03/20/2019	2.107%	100	(6)	1	0	(5)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.627%	200	(8)	2	0	(6)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.627%	100	(4)	1	0	(3)
	China Government International Bond	1.000%	03/20/2019	0.868%	100	0	0	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.374%	200	4	2	6	0

						$(86)	$46	$40	$(80)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.850%	01/04/2021	BRL	4,000	$(6)	$19	$13	$0
BPS	Pay	1-Year BRL-CDI	12.935%	01/02/2017		6,900	5	33	38	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	7,200	(5)	16	11	0
BRC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		4,700	(3)	10	7	0
DUB	Pay	1-Year BRL-CDI	12.935%	01/02/2017	BRL	1,100	2	4	6	0
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		1,100	0	3	3	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	1,600	0	2	2	0
GLM	Pay	1-Year BRL-CDI	12.850%	01/04/2021	BRL	500	(1)	2	1	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	9,700	0	14	14	0
	Pay	28-Day MXN-TIIE	6.770%	12/27/2023		300	0	0	0	0
HUS	Pay	1-Year BRL-CDI	12.935%	01/02/2017	BRL	2,200	3	9	12	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	500	0	1	1	0
JPM	Pay	1-Year BRL-CDI	12.850%	01/04/2021	BRL	1,300	0	4	4	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	2,000	(1)	4	3	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		1,300	0	1	1	0
SOG	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,000	0	1	1	0
UAG	Pay	1-Year BRL-CDI	12.935%	01/02/2017	BRL	2,300	6	7	13	0
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		1,200	0	4	4	0

							$0	$134	$134	$0

Total Swap Agreements							$(99)	$168	$174	$(105)

(h)	Securities with an aggregate market value of $290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$2,000	$0	$2,000
Mortgage-Backed Securities	0	114	0	114
Sovereign Issues	0	118	0	118
Brazil
Corporate Bonds & Notes	0	502	0	502
Canada
Sovereign Issues	0	673	0	673
Cayman Islands
Asset-Backed Securities	0	72	0	72
China
Corporate Bonds & Notes	0	204	0	204
Denmark
Corporate Bonds & Notes	0	4	0	4
France
Corporate Bonds & Notes	0	1,101	0	1,101
Sovereign Issues	0	9,076	0	9,076
Germany
Corporate Bonds & Notes	0	771	0	771
Sovereign Issues	0	1,763	0	1,763
Hong Kong
Corporate Bonds & Notes	0	197	0	197
Ireland
Asset-Backed Securities	0	201	0	201
Italy
Asset-Backed Securities	0	475	0	475
Mortgage-Backed Securities	0	317	0	317
Sovereign Issues	0	3,378	0	3,378
Luxembourg
Corporate Bonds & Notes	0	614	0	614
Mexico
Sovereign Issues	0	542	0	542
Netherlands
Asset-Backed Securities	0	286	0	286
New Zealand
Sovereign Issues	0	2,921	0	2,921
Norway
Sovereign Issues	0	403	0	403
Slovenia
Sovereign Issues	0	1,152	0	1,152
Spain
Corporate Bonds & Notes	0	559	0	559
Sovereign Issues	0	9,445	0	9,445
Supranational
Corporate Bonds & Notes	0	2,290	0	2,290
Sweden
Corporate Bonds & Notes	0	424	0	424
Sovereign Issues	0	210	0	210
United Kingdom
Corporate Bonds & Notes	0	789	0	789
Mortgage-Backed Securities	0	1,676	0	1,676
Sovereign Issues	0	2,786	0	2,786
United States
Asset-Backed Securities	0	1,047	0	1,047
Corporate Bonds & Notes	0	3,758	0	3,758
Mortgage-Backed Securities	0	4,165	0	4,165
Municipal Bonds & Notes	0	371	0	371
Preferred Securities	22	0	0	22
U.S. Government Agencies	0	4,125	0	4,125
U.S. Treasury Obligations	0	931	0	931
Short-Term Instruments
Certificates of Deposit	0	600	0	600
Repurchase Agreements	0	999	0	999
Mexico Treasury Bills	0	4,026	0	4,026
Slovenia Treasury Bills	0	275	0	275
U.S. Treasury Bills	0	290	0	290
	$22	$65,650	$0	$65,672

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,939	0	0	10,939
Total Investments	$10,961	$65,650	$0	$76,611

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	41	12	0	53
Over the counter	0	535	0	535
	$41	$547	$0	$588

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(50)	0	(63)
Over the counter	0	(851)	0	(851)

	$(13)	$(901)	$0	$(914)

Totals	$10,989	$65,296	$0	$76,285

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2014. There were assets and liabilities valued at $2,052 transferred from Level 3 to Level 2 during the period ended March 31, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended Month March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.2%
AUSTRALIA 1.6%
CORPORATE BONDS & NOTES 1.4%
GE Capital Australia Funding Pty. Ltd.
7.000% due 07/16/2015	AUD	400	$387
Westpac Banking Corp.
1.850% due 11/26/2019		$200	197
2.700% due 12/09/2014		100	102

			686

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	100	118

Total Australia (Cost $814)			804

BRAZIL 6.0%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
3.250% due 03/17/2017		$400	402

SOVEREIGN ISSUES 5.2%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	4,000	1,565
10.000% due 01/01/2023		2,120	811
10.000% due 01/01/2025		500	186

			2,562

Total Brazil (Cost $2,807)			2,964

CANADA 1.7%
SOVEREIGN ISSUES 1.7%
Province of Ontario
3.150% due 06/02/2022	CAD	200	183
4.000% due 12/03/2019	EUR	100	159
4.000% due 06/02/2021	CAD	100	98
6.200% due 06/02/2031		100	118
Province of Quebec
3.000% due 09/01/2023		100	88
3.500% due 12/01/2022		100	93
4.250% due 12/01/2021		100	99

Total Canada (Cost $879)			838

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	600	112
Realkredit Danmark A/S
2.000% due 01/01/2015		400	75

Total Denmark (Cost $183)			187

FRANCE 11.3%
CORPORATE BONDS & NOTES 0.8%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	205
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	205

			410

SOVEREIGN ISSUES 10.5%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		300	299
France Government Bond
1.000% due 11/25/2018	EUR	1,100	1,527

3.250% due 05/25/2045		100	142
3.750% due 04/25/2017		500	760
4.000% due 04/25/2018		400	625
4.000% due 10/25/2038		400	650
4.500% due 04/25/2041		500	879
France Treasury Notes
2.500% due 07/25/2016		200	290

			5,172

Total France (Cost $5,346)			5,582

GERMANY 6.1%
CORPORATE BONDS & NOTES 4.2%
FMS Wertmanagement AoeR
2.750% due 06/03/2016	EUR	300	435
3.375% due 06/17/2021		200	314
KFW
5.500% due 02/09/2022	AUD	500	494
6.000% due 08/20/2020		100	102
6.250% due 05/19/2021		700	721

			2,066

SOVEREIGN ISSUES 1.9%
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	210	306
1.500% due 05/15/2023		100	138
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	502

			946

Total Germany (Cost $3,107)			3,012

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
HSH N Finance Guernsey Ltd.
0.762% due 12/21/2015	EUR	100	138

Total Guernsey, Channel Islands (Cost $134)			138

HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.6%
CNOOC Finance Ltd.
3.875% due 05/02/2022		$300	295

Total Hong Kong (Cost $294)			295

IRELAND 2.6%
ASSET-BACKED SECURITIES 0.5%
Mercator CLO PLC
0.522% due 02/18/2024	EUR	177	238

CORPORATE BONDS & NOTES 2.1%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		700	1,015

Total Ireland (Cost $1,203)			1,253

ITALY 3.5%
ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.613% due 12/30/2055	EUR	64	87

CORPORATE BONDS & NOTES 0.8%
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$400	411

MORTGAGE-BACKED SECURITIES 0.3%
Berica Residential MBS SRL
0.616% due 03/31/2048	EUR	97	127

SOVEREIGN ISSUES 2.2%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2023		200	305

4.500% due 03/01/2024		300	456
5.500% due 09/01/2022		100	163
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	183

			1,107

Total Italy (Cost $1,629)			1,732

LUXEMBOURG 1.0%
CORPORATE BONDS & NOTES 1.0%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	139
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$300	356

Total Luxembourg (Cost $499)			495

MEXICO 0.7%
SOVEREIGN ISSUES 0.7%
Mexico Government International Bond
7.750% due 05/29/2031	MXN	3,300	276
10.000% due 12/05/2024		600	60

Total Mexico (Cost $335)			336

NETHERLANDS 0.7%
ASSET-BACKED SECURITIES 0.3%
Euro-Galaxy CLO BV
0.542% due 10/23/2021	EUR	115	156

CORPORATE BONDS & NOTES 0.4%
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	206

Total Netherlands (Cost $344)			362

NEW ZEALAND 3.5%
SOVEREIGN ISSUES 3.5%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	600	539
5.500% due 04/15/2023		600	556
6.000% due 05/15/2021		500	476
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		200	165

Total New Zealand (Cost $1,551)			1,736

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
3.000% due 11/17/2014		$300	302

Total Norway (Cost $295)			302

SLOVENIA 1.3%
SOVEREIGN ISSUES 1.3%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	300	449
5.250% due 02/18/2024		$200	208

Total Slovenia (Cost $600)			657

SPAIN 14.3%
CORPORATE BONDS & NOTES 1.7%
Banco Bilbao Vizcaya Argentaria S.A.
4.250% due 03/30/2015	EUR	200	285
Bankia S.A.
3.500% due 12/14/2015		300	431

Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	102

			818

SOVEREIGN ISSUES 12.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	200	299
Instituto de Credito Oficial
4.500% due 07/08/2014		100	139
4.530% due 03/17/2016	CAD	100	93
Spain Government International Bond
3.750% due 10/31/2018	EUR	1,400	2,102
4.850% due 10/31/2020		300	475
5.400% due 01/31/2023		1,000	1,627
5.850% due 01/31/2022		800	1,337
Xunta de Galicia
5.763% due 04/03/2017		100	156

			6,228

Total Spain (Cost $6,644)			7,046

SUPRANATIONAL 2.3%
CORPORATE BONDS & NOTES 2.3%
EUROFIMA
5.625% due 10/24/2016	AUD	100	98
European Union
2.750% due 06/03/2016	EUR	200	290
3.250% due 04/04/2018		500	761

Total Supranational (Cost $1,108)			1,149

SWEDEN 0.8%
CORPORATE BONDS & NOTES 0.5%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	1,000	162
Swedbank Hypotek AB
3.750% due 12/20/2017		600	99

			261

SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019		900	158

Total Sweden (Cost $407)			419

UNITED KINGDOM 11.5%
CORPORATE BONDS & NOTES 1.5%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	416
Northern Rock Asset Management PLC
5.625% due 06/22/2017		$200	225
Royal Bank of Scotland PLC
3.493% due 10/27/2014	AUD	100	93

			734

MORTGAGE-BACKED SECURITIES 6.4%
Darrowby PLC
2.222% due 02/20/2044	GBP	126	215
Eurosail PLC
0.447% due 12/10/2044	EUR	72	95
0.464% due 03/13/2045		79	103
0.681% due 03/13/2045	GBP	157	251
Fosse Master Issuer PLC
2.620% due 10/18/2054		100	170
Granite Master Issuer PLC
0.297% due 12/20/2054		$124	120
0.497% due 12/20/2054		100	98
0.550% due 12/17/2054	EUR	100	135
Granite Mortgages PLC
0.843% due 06/20/2044	GBP	43	71
Great Hall Mortgages PLC
0.365% due 06/18/2039		$59	56
Hercules Eclipse PLC
0.760% due 10/25/2018	GBP	188	303
Holmes Master Issuer PLC
1.682% due 10/15/2054	EUR	58	80

Kensington Mortgage Securities PLC
0.474% due 06/14/2040		58	76
Leek Finance Ltd.
0.494% due 09/21/2038		$256	266
Mansard Mortgages PLC
1.171% due 12/15/2049	GBP	188	304
Newgate Funding PLC
1.520% due 12/15/2050		200	315
RMAC Securities PLC
0.457% due 06/12/2044	EUR	161	205
0.691% due 06/12/2044	GBP	177	278

			3,141

SOVEREIGN ISSUES 3.6%
United Kingdom Gilt
3.250% due 01/22/2044 (e)		400	635
4.250% due 06/07/2032 (e)		200	376
4.250% due 12/07/2040 (e)		400	757

			1,768

Total United Kingdom (Cost $5,131)			5,643

UNITED STATES 11.0%
ASSET-BACKED SECURITIES 0.5%
HSBC Home Equity Loan Trust
0.307% due 03/20/2036		$39	38
Panhandle-Plains Higher Education Authority, Inc.
1.363% due 10/01/2035		58	59
SLM Student Loan Trust
0.564% due 12/15/2023	EUR	122	166

			263

CORPORATE BONDS & NOTES 2.4%
Ally Financial, Inc.
3.635% due 06/20/2014		$200	202
Bank of America Corp.
4.875% due 05/30/2014	EUR	100	139
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		$300	296
International Lease Finance Corp.
6.500% due 09/01/2014		100	102
6.750% due 09/01/2016		100	112
Jones Group, Inc.
5.125% due 11/15/2014		100	102
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	149
4.375% due 09/16/2014		50	69

			1,171

MORTGAGE-BACKED SECURITIES 3.9%
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		$23	22
Commercial Mortgage Trust
2.340% due 07/10/2046 (a)		1,903	65
2.420% due 07/10/2046 (a)		1,576	89
Credit Suisse Mortgage Capital Certificates
5.776% due 12/16/2049		184	202
DBUBS Mortgage Trust
0.247% due 11/10/2046 (a)		200	4
1.380% due 11/10/2046 (a)		473	16
First Horizon Mortgage Pass-Through Trust
2.596% due 05/25/2037 ^		57	47
HarborView Mortgage Loan Trust
0.436% due 02/19/2036		433	340
Impac CMB Trust
0.874% due 10/25/2034		114	99
IndyMac Mortgage Loan Trust
0.394% due 07/25/2035		38	34
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043		200	213
JPMorgan Mortgage Trust
2.616% due 02/25/2036 ^		40	35
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.015% due 08/15/2032		77	72
Merrill Lynch Mortgage Investors Trust
2.479% due 02/25/2035		23	23
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.894% due 08/12/2049		100	112
Morgan Stanley Bank of America Merrill Lynch Trust
1.504% due 12/15/2048 (a)		394	27

Royal Bank of Scotland Capital Funding Trust
6.003% due 12/16/2049		100	108
Structured Asset Securities Corp.
2.646% due 10/28/2035		97	92
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		29	27
WaMu Commercial Mortgage Securities Trust
5.336% due 03/23/2045		264	273
Wells Fargo Mortgage-Backed Securities Trust
2.629% due 10/25/2035		54	54

			1,954

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
0.584% due 11/25/2040		94	94
0.604% due 11/25/2040		115	115
Freddie Mac
0.755% due 12/15/2037		29	29
NCUA Guaranteed Notes
0.526% due 11/06/2017		489	490
0.716% due 12/08/2020		147	149
Small Business Administration
5.980% due 05/01/2022		84	91
Tennessee Valley Authority
6.250% due 12/15/2017		200	235

			1,203

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022		102	100
0.125% due 01/15/2023 (e)		811	785

			885

Total United States (Cost $5,320)			5,476

SHORT-TERM INSTRUMENTS 6.4%
CERTIFICATES OF DEPOSIT 0.6%
Credit Suisse
0.556% due 08/24/2015		300	300

COMMERCIAL PAPER 1.0%
Entergy Corp.
0.950% due 04/07/2014		500	500

REPURCHASE AGREEMENTS (d) 0.4%			210

MEXICO TREASURY BILLS 3.5%
3.704% due 04/03/2014 - 06/26/2014 (b)	MXN	23,000	1,754

U.S. TREASURY BILLS 0.9%
0.071% due 08/14/2014 - 03/05/2015 (b)(g)		$433	433

Total Short-Term Instruments (Cost $3,193)			3,197

Total Investments in Securities (Cost $41,823)			43,623

	SHARES
INVESTMENTS IN AFFILIATES 13.2%
SHORT-TERM INSTRUMENTS 13.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.2%
PIMCO Short-Term Floating NAV Portfolio		2,483	25
PIMCO Short-Term Floating NAV Portfolio III		650,754	6,502

Total Short-Term Instruments (Cost $6,526)			6,527

Total Investments in Affiliates (Cost $6,526)			6,527

Total Investments 101.4% (Cost $48,349)			$50,150
Financial Derivative Instruments (f)(h) (0.5%) (Cost or Premiums, net $(122))			(229)
Other Assets and Liabilities, net (0.9%)			(472)

Net Assets 100.0%			$49,449

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$210	Freddie Mac 2.080% due 10/17/2022	$(219)	$210	$210

Total Repurchase Agreements						$(219)	$210	$210

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.110%	03/04/2014	04/04/2014		$(795)	$(795)
BPS	0.479%	02/20/2014	05/15/2014	GBP	(775)	(1,299)

Total Sale-Buyback Transactions						$(2,094)

(2)	As of March 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended March 31, 2014 was $2,266 at a weighted average interest rate of 0.393%.
(3)	Payable for sale-buyback transactions includes $5 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	04/01/2044	$1,100	$(1,144)	$(1,143)

Total Short Sales				$(1,144)	$(1,143)

(e)	Securities with an aggregate market value of $2,077 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note May Futures	$124.000	04/25/2014	7	$(3)	$(3)
Call - CBOT U.S. Treasury 10-Year Note May Futures	124.500	04/25/2014	5	(1)	(1)

Total Written Options				$(4)	$(4)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	4	$1	$0	$0
90-Day Euribor September Futures	Long	09/2014	6	0	0	0
90-Day Eurodollar December Futures	Long	12/2014	17	4	0	0
90-Day Eurodollar June Futures	Long	06/2014	32	5	0	0
90-Day Eurodollar September Futures	Long	09/2014	49	11	0	0
Australia Government 3-Year Bond June Futures	Short	06/2014	2	0	0	0
Australia Government 10-Year Bond June Futures	Short	06/2014	1	(1)	0	0
Call Options Strike @ EUR 142.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	4	0	0	(1)
Call Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	2	(1)	1	0
Call Options Strike @ EUR 143.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	5	(2)	2	0
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	2	0	1	0
Call Options Strike @ EUR 144.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	5	1	1	0
Call Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	3	1	1	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	6	(1)	0	0
Canada Government 10-Year Bond June Futures	Short	06/2014	15	(9)	5	0
Euro-BTP Italy Government Bond June Futures	Long	06/2014	23	60	2	(2)
Euro-Bund 10-Year Bond June Futures	Long	06/2014	6	0	0	(4)
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	6	5	0	0
U.S. Treasury 5-Year Note June Futures	Short	06/2014	5	3	0	0
U.S. Treasury 10-Year Note June Futures	Long	06/2014	8	(9)	0	(1)
U.S. Treasury 30-Year Bond June Futures	Short	06/2014	12	(23)	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	2	(0)	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	16	2	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	36	8	0	(1)
United Kingdom Long Gilt June Futures	Long	06/2014	1	1	0	(1)

Total Futures Contracts				$56	$17	$(10)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		$500	$(5)	$1	$0	$(0)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		2,900	(5)	17	2	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		2,100	(82)	35	0	(3)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		2,900	(72)	(89)	3	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		2,000	(12)	0	3	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		300	5	7	0	(0)
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	1,200	(2)	1	0	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		1,100	(12)	(5)	4	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024	GBP	1,300	(7)	(13)	8	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		300	(15)	(8)	0	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	860,000	(69)	(9)	0	(28)

Total Swap Agreements						$(276)	$(63)	$20	$(31)

(g)	Securities with an aggregate market value of $433 and cash of $441 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2014		$2,865	AUD	3,186	$90	$0
BOA	04/2014	DKK	1,020		$189	1	0
	04/2014	EUR	6,783		9,315	2	(32)
	04/2014	KRW	63,793		60	0	0
	04/2014	SGD	76		60	0	0
	04/2014		$9,891	JPY	1,006,888	0	(135)
	04/2014		1,300	KRW	1,376,700	0	(6)
	05/2014	EUR	14	CHF	17	0	0
	05/2014	MXN	2,037		$153	0	(3)
	05/2014		$585	EUR	424	0	(1)
	05/2014		175	JPY	18,019	0	0
	05/2014		208	MXN	2,773	4	0
	05/2014		1,921	NOK	11,645	21	0
	05/2014		5	SEK	35	0	0
	09/2015		20	CNY	123	0	0
BPS	04/2014	BRL	118		$50	0	(2)
	04/2014	EUR	34		47	0	0
	04/2014		$52	BRL	118	0	0
	04/2014		45	GBP	27	0	0
	05/2014	GBP	27		$45	0	0
	05/2014	MXN	1,538		116	0	(1)
	05/2014		$654	MXN	8,723	12	0
BRC	04/2014	BRL	1,212		$499	0	(35)
	04/2014	EUR	853		1,183	8	0
	04/2014		$534	BRL	1,212	1	(1)
	04/2014		42	CNY	256	0	(1)
	05/2014		2,169	SEK	14,033	2	(5)
	06/2014	GBP	239		$394	0	(4)
	06/2014		$808	GBP	486	2	0
	09/2015		71	CNY	430	0	(2)
CBK	04/2014	BRL	333		$138	0	(9)
	04/2014	EUR	149		205	0	0
	04/2014	GBP	27		45	0	0
	04/2014		$90	AUD	100	2	0
	04/2014		147	BRL	333	0	0
	04/2014		59	CNY	359	0	(1)
	04/2014		584	EUR	424	0	0
	05/2014	JPY	42,500		$417	5	0
	05/2014	MXN	4,847		367	0	(3)
	05/2014		$97	MXN	1,294	2	0
	06/2014	BRL	788		$321	0	(21)
	06/2014	GBP	173		287	0	(1)
	06/2014		$4,003	CAD	4,443	9	0
	09/2015		274	CNY	1,656	0	(9)
DUB	04/2014		70	EUR	51	0	0
	05/2014	MXN	9,662		$729	0	(9)
FBF	04/2014	BRL	2,343		1,035	3	0
	04/2014		$993	BRL	2,343	40	0
	04/2014		1,250	KRW	1,325,813	0	(4)
	05/2014	BRL	2,343		$985	0	(39)
	05/2014	MXN	470		35	0	(1)
	05/2014		$42	MXN	564	1	0
GLM	04/2014	BRL	117		$50	0	(2)
	04/2014	JPY	257,000		2,495	5	0
	04/2014		$52	BRL	117	0	0
	05/2014	MXN	583		$44	0	(1)
	05/2014		$56	TRY	128	3	0
	06/2014		2,254	GBP	1,345	0	(13)
GST	04/2014		15	CNY	91	0	0
HUS	04/2014		27		164	0	(1)
	04/2014		204	EUR	148	0	0
	04/2014		287	NZD	335	4	0
	05/2014	MXN	1,876		$141	0	(2)
	05/2014		$112	MXN	1,494	2	0
JPM	04/2014	AUD	3,286		$3,031	0	(16)
	04/2014	BRL	1,668		696	0	(39)
	04/2014	MXN	9,804		739	0	(12)
	04/2014		$710	BRL	1,668	25	0
	04/2014		625	CNY	3,853	0	(3)
	05/2014	BRL	1,476		$621	0	(24)
	05/2014	TRY	155		69	0	(3)
	05/2014		$3,025	AUD	3,286	16	0
	05/2014		57	JPY	5,800	0	(1)
	06/2014	BRL	250		$101	0	(7)
	07/2014	CNY	3,695		596	1	0
MSC	04/2014	NZD	981		845	0	(7)
	04/2014	ZAR	188		17	0	(1)
	05/2014	SEK	947		147	1	0
	05/2014		$16	MXN	213	0	0
	05/2014		843	NZD	981	7	0
	06/2014	MXN	2,952		$222	0	(3)
	09/2015		$20	CNY	123	0	0
RBC	05/2014		2,462	CHF	2,167	0	(10)
RYL	04/2014		25	CNY	153	0	0
	04/2014		9,914	EUR	7,196	0	0
	05/2014	EUR	7,196		$9,914	0	0
SCX	04/2014	SGD	3,156		2,478	0	(31)
	04/2014		$2,535	SGD	3,231	34	0
	06/2014		2,478		3,156	30	0
UAG	04/2014	BRL	1,660		$687	0	(44)
	04/2014	CNY	3,695		604	8	0
	04/2014	KRW	2,638,719		2,441	0	(39)
	04/2014		$710	BRL	1,660	23	(1)
	04/2014		56	CNY	341	0	(1)
	04/2014		187	DKK	1,017	0	0
	04/2014		537	NZD	646	24	0
	05/2014	BRL	1,171		$490	0	(22)
	05/2014		$80	CAD	89	0	0
	05/2014		47	MXN	624	1	0
	06/2014	MXN	9,720		$728	0	(12)
	07/2014	DKK	1,017		188	0	0
	07/2014		$2,430	KRW	2,638,719	40	0

Total Forward Foreign Currency Contracts						$429	$(620)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$500	$41	$50

Foreign Currency Options

Counterparty	Description			Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus JPY			JPY 115.750	06/12/2014	$6,900	$1	$1

Total Purchased Options							$42	$51

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$2,100	$(40)	$(60)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	EUR	200	$(1)	$0
BPS	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		100	0	0
CBK	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		200	(1)	0
DUB	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		100	0	0
MYC	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		300	(1)	(1)

							$(3)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	100.750	05/20/2014	$100	$(1)	$(1)
	Put - OTC USD versus JPY		80.000	02/18/2019	300	(17)	(15)
	Put - OTC USD versus JPY		80.000	02/28/2019	100	(5)	(5)
BRC	Put - OTC USD versus JPY		91.000	02/18/2016	200	(5)	(4)
CBK	Put - OTC USD versus JPY		99.700	05/20/2014	100	(1)	0
	Call - OTC USD versus RUB	RUB	37.380	04/10/2014	100	(1)	0
FBF	Call - OTC USD versus MXN	MXN	13.550	05/15/2014	100	(2)	0
GLM	Call - OTC USD versus BRL	BRL	2.400	04/03/2014	200	(1)	0
	Call - OTC USD versus BRL		2.500	05/15/2014	100	(2)	0
	Put - OTC USD versus JPY	JPY	100.600	05/20/2014	200	(1)	(1)
	Put - OTC USD versus JPY		91.000	02/18/2016	200	(4)	(4)
	Call - OTC USD versus MXN	MXN	13.450	04/10/2014	300	(2)	0
HUS	Put - OTC USD versus JPY	JPY	102.000	04/07/2014	300	(1)	(1)
JPM	Put - OTC USD versus JPY		101.250	04/17/2014	100	0	0
	Put - OTC USD versus JPY		91.000	02/18/2016	500	(13)	(11)
UAG	Put - OTC USD versus JPY		101.000	04/23/2014	100	0	0

						$(56)	$(42)

Total Written Options						$(99)	$(103)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Jones Group, Inc.	(5.000%	)	12/20/2014	0.513%	$100	$(6)	$3	$0	$(3)
CBK	Santander International Debt S.A.	(1.000%	)	03/20/2015	0.322%	100	6	(8)	0	(2)

							$0	$(5)	$0	$(5)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.627%	$400	$(20)	$8	$0	$(12)
	Japan Government International Bond	1.000%	06/20/2018	0.374%	100	2	1	3	0
BRC	China Government International Bond	1.000%	03/20/2019	0.868%	100	0	0	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.374%	100	2	1	3	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.627%	200	(8)	2	0	(6)
	Italy Government International Bond	1.000%	03/20/2019	1.283%	500	(10)	4	0	(6)
	Russia Government International Bond	1.000%	03/20/2019	2.107%	300	(20)	5	0	(15)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.627%	100	(5)	2	0	(3)
	China Government International Bond	1.000%	03/20/2019	0.868%	100	0	0	0	0
	Japan Government International Bond	1.000%	06/20/2018	0.374%	300	6	2	8	0
GST	Japan Government International Bond	1.000%	06/20/2018	0.374%	200	4	1	5	0
HUS	Russia Government International Bond	1.000%	03/20/2019	2.107%	100	(6)	1	0	(5)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.627%	100	(4)	1	0	(3)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.627%	100	(4)	1	0	(3)
	Japan Government International Bond	1.000%	06/20/2018	0.374%	200	4	2	6	0

						$(59)	$31	$25	$(53)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.935%	01/02/2017	BRL	600	$2	$1	$3	$0
BPS	Pay	1-Year BRL-CDI	12.935%	01/02/2017		1,900	1	10	11	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	5,200	(4)	11	7	0
BRC	Pay	28-Day MXN-TIIE	5.520%	09/11/2018		700	0	1	1	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		3,500	(2)	7	5	0
DUB	Pay	1-Year BRL-CDI	12.935%	01/02/2017	BRL	800	2	3	5	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	1,900	0	3	3	0
GLM	Pay	1-Year BRL-CDI	12.850%	01/04/2021	BRL	200	0	1	1	0
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	7,100	0	10	10	0
	Pay	28-Day MXN-TIIE	6.770%	12/27/2023		500	0	1	1	0
HUS	Pay	1-Year BRL-CDI	12.935%	01/02/2017	BRL	1,200	0	6	6	0
JPM	Pay	28-Day MXN-TIIE	5.750%	02/22/2023	MXN	100	0	0	0	(0)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,500	(1)	3	2	0

							$(2)	$57	$55	$0

Total Swap Agreements							$(61)	$83	$80	$(58)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$686	$0	$686
Sovereign Issues	0	118	0	118
Brazil
Corporate Bonds & Notes	0	402	0	402
Sovereign Issues	0	2,562	0	2,562
Canada
Sovereign Issues	0	838	0	838
Denmark
Corporate Bonds & Notes	0	187	0	187
France
Corporate Bonds & Notes	0	410	0	410
Sovereign Issues	0	5,172	0	5,172
Germany
Corporate Bonds & Notes	0	2,066	0	2,066
Sovereign Issues	0	946	0	946
Guernsey, Channel Islands
Corporate Bonds & Notes	0	138	0	138
Hong Kong
Corporate Bonds & Notes	0	295	0	295
Ireland
Asset-Backed Securities	0	238	0	238
Corporate Bonds & Notes	0	1,015	0	1,015
Italy
Asset-Backed Securities	0	87	0	87
Corporate Bonds & Notes	0	411	0	411
Mortgage-Backed Securities	0	127	0	127
Sovereign Issues	0	1,107	0	1,107
Luxembourg
Corporate Bonds & Notes	0	495	0	495
Mexico
Sovereign Issues	0	336	0	336
Netherlands
Asset-Backed Securities	0	156	0	156
Corporate Bonds & Notes	0	206	0	206
New Zealand
Sovereign Issues	0	1,736	0	1,736
Norway
Corporate Bonds & Notes	0	302	0	302
Slovenia
Sovereign Issues	0	657	0	657
Spain
Corporate Bonds & Notes	0	818	0	818
Sovereign Issues	0	6,228	0	6,228
Supranational
Corporate Bonds & Notes	0	1,149	0	1,149
Sweden
Corporate Bonds & Notes	0	261	0	261
Sovereign Issues	0	158	0	158
United Kingdom
Corporate Bonds & Notes	0	734	0	734
Mortgage-Backed Securities	0	3,141	0	3,141
Sovereign Issues	0	1,768	0	1,768
United States
Asset-Backed Securities	0	263	0	263
Corporate Bonds & Notes	0	1,171	0	1,171
Mortgage-Backed Securities	0	1,954	0	1,954
U.S. Government Agencies	0	1,203	0	1,203
U.S. Treasury Obligations	0	885	0	885
Short-Term Instruments
Certificates of Deposit	0	300	0	300
Commercial Paper	0	500	0	500
Repurchase Agreements	0	210	0	210
Mexico Treasury Bills	0	1,754	0	1,754
U.S. Treasury Bills	0	433	0	433
	$0	$43,623	$0	$43,623
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,527	$0	$0	$6,527
Total Investments	$6,527	$43,623	$0	$50,150

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,143)	$0	$(1,143)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	20	0	37
Over the counter	0	560	0	560
	$17	$580	$0	$597

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(35)	0	(45)
Over the counter	0	(781)	0	(781)

	$(10)	$(816)	$0	$(826)

Totals	$6,534	$42,244	$0	$48,778
There were no significant transfers between Level 1 and 2 during the period ended March 31, 2014. There were assets and liabilities valued at $639 transferred from Level 3 to Level 2 during the period ended March 31, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.3%
AUSTRALIA 0.4%
SOVEREIGN ISSUES 0.4%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	850	$1,011

Total Australia (Cost $1,222)			1,011

BELGIUM 0.8%
CORPORATE BONDS & NOTES 0.8%
KBC Bank NV
8.000% due 01/25/2023		$1,800	2,024

Total Belgium (Cost $1,934)			2,024

BRAZIL 5.8%
CORPORATE BONDS & NOTES 1.1%
Banco do Brasil S.A.
6.000% due 01/22/2020		$700	766
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		625	678
Petrobras Global Finance BV
6.250% due 03/17/2024		1,200	1,239

			2,683

SOVEREIGN ISSUES 4.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	2,600	829
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		27,400	10,720

			11,549

Total Brazil (Cost $13,902)			14,232

CANADA 2.6%
CORPORATE BONDS & NOTES 0.6%
Bank of Montreal
2.850% due 06/09/2015		$1,500	1,545

SOVEREIGN ISSUES 2.0%
Canada Housing Trust
2.400% due 12/15/2022	CAD	5,700	5,037

Total Canada (Cost $7,272)			6,582

DENMARK 10.9%
CORPORATE BONDS & NOTES 10.9%
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	46,000	8,488
2.000% due 04/01/2015		37,000	6,945
Realkredit Danmark A/S
2.000% due 04/01/2014		28,100	5,185
2.000% due 04/01/2015		34,100	6,403

Total Denmark (Cost $26,391)			27,021

FRANCE 5.8%
CORPORATE BONDS & NOTES 2.7%
Banque PSA Finance S.A.
4.000% due 06/24/2015	EUR	100	142
4.250% due 02/25/2016		700	1,011
4.875% due 09/25/2015		100	144
6.000% due 07/16/2014		100	140
Caisse Francaise de Financement Local
5.250% due 02/16/2017		$800	883

Dexia Credit Local S.A.
1.250% due 10/18/2016		2,600	2,609
Electricite de France
5.250% due 01/29/2023 (c)		700	703
Lafarge S.A.
4.250% due 03/23/2016	EUR	300	435
Wendel S.A.
4.875% due 05/26/2016		400	589

			6,656

SOVEREIGN ISSUES 3.1%
Caisse d’Amortissement de la Dette Sociale
1.125% due 01/30/2017		$1,800	1,804
France Government Bond
1.000% due 11/25/2018	EUR	1,280	1,778
Societe Financement de l’Economie Francaise
3.000% due 04/07/2014		400	551
Unédic
1.750% due 02/27/2015		2,600	3,631

			7,764

Total France (Cost $14,134)			14,420

GERMANY 14.5%
CORPORATE BONDS & NOTES 5.6%
Erste Abwicklungsanstalt
1.125% due 09/30/2015	EUR	900	1,254
3.125% due 03/29/2016		400	581
Hypothekenbank Frankfurt AG
4.375% due 07/02/2019		400	643
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		$1,000	1,004
2.000% due 02/05/2019		1,600	1,589
NRW Bank
1.125% due 07/08/2015	EUR	2,300	3,203
2.500% due 03/02/2015		1,700	2,390
4.250% due 11/27/2014		1,700	2,404
RWE AG
7.000% due 03/20/2019 (c)	GBP	300	540
7.000% due 10/12/2072		$200	219

			13,827

SOVEREIGN ISSUES 8.9%
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	5,887	8,555
State of Hesse
2.000% due 06/16/2015		800	1,125
3.125% due 05/13/2014		800	1,106
3.250% due 10/14/2015		300	432
4.000% due 01/05/2015		1,200	1,701
4.000% due 03/10/2015		800	1,141
State of Lower Saxony
2.125% due 06/08/2015		2,300	3,239
3.250% due 04/07/2014		400	551
3.625% due 01/20/2015		1,700	2,406
State of Saxony-Anhalt
3.375% due 06/01/2015		1,300	1,857

			22,113

Total Germany (Cost $35,405)			35,940

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	317
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		600	609

Total India (Cost $896)			926

INDONESIA 0.6%
SOVEREIGN ISSUES 0.6%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	1,924,000	144
6.625% due 05/15/2033		805,000	57
6.750% due 01/15/2044		$800	877
8.250% due 06/15/2032	IDR	4,699,000	403

Total Indonesia (Cost $1,682)			1,481

IRELAND 2.0%
ASSET-BACKED SECURITIES 0.1%
LightPoint Pan-European CLO PLC
0.550% due 01/31/2022	EUR	199	270

CORPORATE BONDS & NOTES 1.4%
Depfa ACS Bank
3.905% due 04/15/2014		$700	701
4.375% due 01/15/2015	EUR	1,400	1,978
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		$1,000	889

			3,568

MORTGAGE-BACKED SECURITIES 0.5%
Epic Opera Arlington Ltd.
0.770% due 07/28/2016	GBP	146	244
German Residential Funding PLC
1.439% due 08/27/2024	EUR	397	554
Opera Germany PLC
0.520% due 10/20/2014		336	459

			1,257

Total Ireland (Cost $5,059)			5,095

ITALY 3.5%
ASSET-BACKED SECURITIES 0.5%
Alba SPV SRL
1.800% due 04/20/2040	EUR	871	1,207

SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
5.500% due 09/01/2022		4,600	7,504

Total Italy (Cost $8,369)			8,711

JAPAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.700% due 09/09/2018		$1,700	1,739

Total Japan (Cost $1,699)			1,739

JERSEY, CHANNEL ISLANDS 0.3%
MORTGAGE-BACKED SECURITIES 0.3%
Alba PLC
1.733% due 03/24/2049	GBP	375	627

Total Jersey, Channel Islands (Cost $615)			627

LUXEMBOURG 0.9%
CORPORATE BONDS & NOTES 0.9%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		$900	885
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		400	415
5.400% due 03/24/2017		800	833

Total Luxembourg (Cost $2,193)			2,133

MALAYSIA 0.3%
SOVEREIGN ISSUES 0.3%
Malaysia Government Bond
3.418% due 08/15/2022	MYR	350	103
3.492% due 03/31/2020		50	15
3.502% due 05/31/2027		200	55
3.580% due 09/28/2018		600	183
3.835% due 08/12/2015		200	62
4.012% due 09/15/2017		800	248

Total Malaysia (Cost $722)			666

MEXICO 3.1%
CORPORATE BONDS & NOTES 0.5%
BBVA Bancomer S.A.
6.750% due 09/30/2022		$1,100	1,207

SOVEREIGN ISSUES 2.6%
Mexico Government International Bond
7.500% due 06/03/2027	MXN	5,340	446
7.750% due 05/29/2031		36,107	3,023
10.000% due 12/05/2024		30,697	3,049

			6,518

Total Mexico (Cost $7,761)			7,725

NETHERLANDS 5.6%
ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	353	477
Eurocredit CDO BV
0.900% due 10/20/2016		148	203
Harbourmaster CLO BV
0.564% due 06/15/2020		7	10

			690

CORPORATE BONDS & NOTES 5.3%
Bank Nederlandse Gemeenten
2.125% due 07/14/2015		1,700	2,397
2.875% due 01/15/2015		1,900	2,672
3.000% due 03/30/2017		200	295
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020		1,450	2,360
Deutsche Annington Finance BV
3.200% due 10/02/2017		$900	925
GMAC International Finance BV
7.500% due 04/21/2015	EUR	700	1,022
ING Bank NV
2.625% due 12/05/2022		$500	477
Nederlandse Waterschapsbank NV
1.625% due 08/23/2019	EUR	200	282
2.375% due 06/04/2015		1,700	2,399
3.375% due 01/19/2016		300	436

			13,265

Total Netherlands (Cost $13,572)			13,955

NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S
1.450% due 03/21/2019		$200	197

Total Norway (Cost $199)			197

RUSSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
VimpelCom Holdings BV
6.255% due 03/01/2017		$200	204
7.504% due 03/01/2022		600	614

Total Russia (Cost $848)			818

SLOVENIA 3.3%
SOVEREIGN ISSUES 3.3%
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	209	304
4.125% due 01/26/2020		100	149
4.375% due 01/18/2021		250	376
4.625% due 09/09/2024		100	150
4.700% due 11/01/2016		2,000	2,997
4.750% due 05/10/2018		$850	912
5.500% due 10/26/2022		2,000	2,140
5.850% due 05/10/2023		1,100	1,204

Total Slovenia (Cost $7,534)			8,232

SOUTH KOREA 0.8%
SOVEREIGN ISSUES 0.8%
Korea Treasury Bond
3.250% due 06/10/2015	KRW	451,500	427
3.500% due 03/10/2017		564,400	539
3.750% due 06/10/2022		366,900	352
4.000% due 12/10/2031		127,000	124
5.750% due 09/10/2018		529,100	551

Total South Korea (Cost $1,916)			1,993

SPAIN 3.6%
SOVEREIGN ISSUES 3.6%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	600	848
4.950% due 02/11/2020		600	898
Spain Government International Bond
3.300% due 07/30/2016		2,000	2,908
3.800% due 04/30/2024		300	433
5.400% due 01/31/2023		1,000	1,627
5.850% due 01/31/2022		800	1,337
Xunta de Galicia
5.763% due 04/03/2017		600	936

Total Spain (Cost $8,379)			8,987

SUPRANATIONAL 1.5%
CORPORATE BONDS & NOTES 1.5%
European Financial Stability Facility
1.750% due 10/29/2020	EUR	1,300	1,827
3.375% due 07/05/2021		1,200	1,869

Total Supranational (Cost $3,472)			3,696

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$400	392

Total Sweden (Cost $396)			392

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.6%
UBS AG
7.250% due 02/22/2022		$1,250	1,375

Total Switzerland (Cost $1,360)			1,375

UNITED KINGDOM 7.4%
BANK LOAN OBLIGATIONS 0.2%
Alliance Boots Holdings Ltd.
3.709% due 07/10/2017	EUR	400	555

CORPORATE BONDS & NOTES 1.5%
Barclays Bank PLC
7.625% due 11/21/2022		$1,400	1,547
FCE Bank PLC
1.625% due 09/09/2016	EUR	100	139
4.750% due 01/19/2015		100	142
5.125% due 11/16/2015	GBP	100	176
LBG Capital PLC
3.407% due 03/12/2020	EUR	100	135
15.000% due 12/21/2019	GBP	300	729
15.000% due 12/21/2019	EUR	450	948

			3,816

MORTGAGE-BACKED SECURITIES 3.7%
Aggregator of Loans Backed by Assets PLC
2.983% due 05/25/2051	GBP	300	507
Alba PLC
0.713% due 11/25/2042		524	806

Bluestone Securities PLC
0.721% due 06/09/2044		397	636
Darrowby PLC
2.222% due 02/20/2044		253	430
Gemgarto
3.472% due 05/14/2045		226	386
Gosforth Funding PLC
1.321% due 11/18/2049		500	842
Great Hall Mortgages PLC
0.365% due 06/18/2039		$356	338
Leek Finance Ltd.
0.803% due 12/21/2037	GBP	512	885
Leofric PLC
2.221% due 05/26/2050		261	442
Nemus Funding PLC
0.751% due 02/15/2020		744	1,215
Newgate Funding PLC
0.650% due 12/15/2050		665	1,080
RMAC PLC
0.941% due 12/12/2036		365	581
Southern Pacific Financing PLC
0.701% due 06/10/2043		586	945

			9,093

SOVEREIGN ISSUES 2.0%
United Kingdom Gilt
0.125% due 03/22/2024 (b)		834	1,445
3.250% due 01/22/2044		2,200	3,490

			4,935

Total United Kingdom (Cost $17,843)			18,399

UNITED STATES 16.9%
ASSET-BACKED SECURITIES 2.6%
Accredited Mortgage Loan Trust
0.284% due 02/25/2037		$144	135
0.434% due 04/25/2036		300	215
Argent Securities Trust
0.304% due 07/25/2036		463	189
0.314% due 05/25/2036		778	282
Bear Stearns Asset-Backed Securities Trust
0.474% due 01/25/2047		300	266
Countrywide Asset-Backed Certificates
0.254% due 08/25/2037		179	177
0.294% due 07/25/2037		500	374
0.539% due 11/25/2035		145	137
0.874% due 07/25/2034		400	362
4.679% due 04/25/2036		200	192
5.378% due 07/25/2036		262	261
Credit-Based Asset Servicing and Securitization LLC
4.288% due 03/25/2037 ^		365	224
First Franklin Mortgage Loan Trust
1.429% due 07/25/2034		300	253
GSAA Home Equity Trust
0.604% due 08/25/2037		150	129
GSAMP Trust
0.544% due 01/25/2036		500	380
Home Equity Mortgage Loan Asset-Backed Trust
0.394% due 04/25/2047		400	232
MASTR Asset-Backed Securities Trust
0.364% due 05/25/2037		500	339
Morgan Stanley ABS Capital, Inc. Trust
0.384% due 10/25/2036		800	439
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		70	63
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.984% due 01/25/2036		200	176
People’s Choice Home Loan Securities Trust
1.099% due 05/25/2035 ^		600	351
Residential Asset Securities Corp. Trust
0.404% due 04/25/2037		400	344
0.554% due 12/25/2035		700	631
Structured Asset Securities Corp.
0.314% due 03/25/2036		168	161
Wachovia Mortgage Loan Trust LLC
0.814% due 10/25/2035		200	177

			6,489

BANK LOAN OBLIGATIONS 0.2%
H.J. Heinz Co.
3.500% due 06/05/2020		596	600

CORPORATE BONDS & NOTES 2.5%
CIT Group, Inc.
4.750% due 02/15/2015		300	309
HCA, Inc.
6.500% due 02/15/2016		100	109
International Lease Finance Corp.
5.750% due 05/15/2016		400	431
8.625% due 09/15/2015		300	331
New York Life Global Funding
1.125% due 03/01/2017		100	100
SLM Corp.
5.000% due 12/15/2015 (d)	HKD	1,000	132
5.050% due 11/14/2014		$100	103
Sprint Communications, Inc.
6.000% due 12/01/2016		600	659
WM Covered Bond Program
4.000% due 11/26/2016	EUR	350	522
4.375% due 09/16/2014		2,600	3,600

			6,296

MORTGAGE-BACKED SECURITIES 1.5%
Banc of America Funding Corp.
0.367% due 04/20/2047		$373	286
6.000% due 07/25/2037 ^		220	170
Chase Mortgage Finance Trust
2.662% due 03/25/2037		189	157
Citigroup Mortgage Loan Trust, Inc.
5.455% due 04/25/2037		192	170
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036		174	155
Credit Suisse Mortgage Capital Certificates
2.460% due 02/26/2036		168	162
CSMC Mortgage-Backed Trust
6.750% due 08/25/2036 ^		247	194
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036		194	159
IndyMac Mortgage Loan Trust
2.386% due 11/25/2035		262	214
JPMorgan Alternative Loan Trust
3.251% due 12/25/2036		185	165
Merrill Lynch Mortgage Investors Trust
2.774% due 03/25/2036 ^		332	232
Morgan Stanley Mortgage Loan Trust
2.843% due 09/25/2035		222	184
4.971% due 05/25/2036		219	171
PHH Alternative Mortgage Trust
6.000% due 05/25/2037		186	158
Prime Mortgage Trust
6.000% due 06/25/2036		183	162
Residential Accredit Loans, Inc. Trust
0.284% due 02/25/2037		209	175
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036		175	156
6.000% due 06/25/2037		165	151
Structured Adjustable Rate Mortgage Loan Trust
0.374% due 06/25/2037		212	184
Structured Asset Mortgage Investments Trust
0.384% due 02/25/2036		74	63
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		241	239

			3,707

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
2.500% due 06/01/2028		756	757
3.000% due 08/01/2042		258	250
3.500% due 12/01/2042 - 08/01/2043		3,912	3,944
4.500% due 04/01/2039		1,100	1,175

			6,126

U.S. TREASURY OBLIGATIONS 7.6%
U.S. Treasury Bonds
3.625% due 02/15/2044		6,700	6,778
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022		2,273	2,229
0.125% due 07/15/2022		7,882	7,726
0.125% due 01/15/2023		1,317	1,276
U.S. Treasury Notes
1.625% due 08/15/2022 (i)		30	28
2.500% due 08/15/2023 (g)(i)		900	887

			18,924

Total United States (Cost $42,796)			42,142

SHORT-TERM INSTRUMENTS 3.4%
CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo SpA
1.650% due 04/07/2015		$1,500	1,500

REPURCHASE AGREEMENTS (e) 0.4%			962

SLOVENIA TREASURY BILLS 1.4%
1.189% due 09/11/2014 - 11/13/2014 (a)	EUR	2,500	3,432

U.S. TREASURY BILLS 1.0%
0.077% due 04/17/2014 - 03/05/2015 (a)(g)(i)		$2,497	2,496

Total Short-Term Instruments (Cost $8,350)			8,390

Total Investments in Securities (Cost $235,921)			238,909

	SHARES
INVESTMENTS IN AFFILIATES 8.7%
SHORT-TERM INSTRUMENTS 8.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%
PIMCO Short-Term Floating NAV Portfolio		2,145,026	21,461

Total Short-Term Instruments (Cost $21,460)			21,461

Total Investments in Affiliates (Cost $21,460)			21,461

Total Investments 105.0% (Cost $257,381)			$260,370
Financial Derivative Instruments (f)(h) (0.8%) (Cost or Premiums, net $(501))			(1,716)
Other Assets and Liabilities, net (4.2%)			(10,707)

Net Assets 100.0%			$247,947

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	5.000%	12/15/2015	03/06/2014	$131	$132	0.05%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$962	Freddie Mac 2.080% due 10/17/2022	$(982)	$962	$962

Total Repurchase Agreements						$(982)	$962	$962

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2015	18	$9	$0	$(3)
3-Month Euribor December Futures	Long	12/2016	30	43	0	(5)
3-Month Euribor June Futures	Short	06/2014	39	(12)	2	0
3-Month Euribor June Futures	Long	06/2016	31	35	0	(5)
3-Month Euribor September Futures	Long	09/2016	30	44	0	(5)
Call Options Strike @ EUR 144.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	36	(1)	9	0
Call Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	4	(0)	0	0
Euro-Bund 10-Year Bond June Futures	Long	06/2014	280	287	0	(177)
Euro-Buxl 30-Year Bond June Futures	Short	06/2014	9	0	5	0
Put Options Strike @ EUR 99.500 on 3-Month Euribor December Futures	Short	12/2014	4	3	0	0
U.S. Treasury 10-Year Note June Futures	Long	06/2014	41	6	0	(2)

Total Futures Contracts				$414	$16	$(197)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.EM-20 5-Year Index	(5.000%)	12/20/2018	$2,400	$(213)	$(38)	$0	$(5)
CDX.EM-21 5-Year Index	(5.000%)	06/20/2019	800	(76)	(10)	0	(2)

				$(289)	$(48)	$0	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$2,400	$213	$(25)	$5	$0
CDX.EM-21 5-Year Index	5.000%	06/20/2019	6,100	583	99	12	0

				$796	$74	$17	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day EUR-EONIA Compounded-OIS	0.125%	09/18/2014	EUR	38,500	$(14)	$(9)	$0	$(2)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		$3,700	(22)	(16)	5	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	AUD	600	(3)	(9)	0	0
Pay	6-Month AUD-BBR-BBSW	4.750%	06/18/2024		300	6	4	0	0
Receive	6-Month EUR-EURIBOR	0.410%	03/18/2015	EUR	14,800	(22)	8	2	0
Pay	6-Month EUR-EURIBOR	1.250%	09/17/2019		4,900	41	21	0	(12)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		9,100	(97)	(42)	31	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		7,900	(592)	(202)	35	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044	GBP	1,100	(56)	(29)	0	0
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	140,000	(3)	(33)	1	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		280,000	(48)	4	3	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		160,000	(13)	(2)	0	(5)

						$(823)	$(305)	$77	$(19)

Total Swap Agreements						$(316)	$(279)	$94	$(26)

(g)	Securities with an aggregate market value of $1,602 and cash of $2,510 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2014		$1,412	AUD	1,570	$44	$0
BOA	04/2014	AUD	1,706		$1,574	0	(8)
	04/2014	TWD	75,729		2,483	0	(6)
	04/2014		$1,478	HKD	11,461	0	(1)
	04/2014		2,931	INR	187,655	191	0
	04/2014		824	MYR	2,658	0	(9)
	05/2014	JPY	10,234		$100	1	0
	05/2014		$1,570	AUD	1,706	8	0
	05/2014		373	CAD	410	0	(3)
	05/2014		2,429	EUR	1,750	0	(18)
	07/2014		2,490	TWD	75,729	6	0
BPS	04/2014	PEN	725		$258	0	0
	04/2014	TRY	47		21	0	(1)
	04/2014		$258	PEN	725	0	0
	04/2014		172	RON	566	3	0
	05/2014	EUR	1,969		$2,702	0	(11)
	05/2014	GBP	215		355	0	(3)
	05/2014	MXN	35,947		2,684	0	(61)
	05/2014		$1,900	MXN	25,466	44	0
	06/2014		255	PEN	725	0	0
BRC	04/2014	BRL	12,479		$5,514	15	0
	04/2014	HKD	644		83	0	0
	04/2014	PLN	577		182	0	(9)
	04/2014	RUB	327,493		9,140	0	(157)
	04/2014		$626	AUD	687	11	0
	04/2014		5,227	BRL	12,479	272	0
	04/2014		3,751	PLN	11,583	73	0
	04/2014		197	ZAR	2,122	4	0
	05/2014	EUR	833		$1,142	0	(6)
	05/2014	GBP	13,737		22,851	0	(42)
	05/2014	JPY	20,468		200	2	0
	05/2014		$1,598	COP	3,276,585	60	0
	05/2014		306	EUR	220	0	(3)
	05/2014		5,958	GBP	3,589	23	0
	05/2014		18,719	JPY	1,909,375	0	(215)
	05/2014		3,685	MXN	48,966	53	0
	05/2014		364	NOK	2,220	6	0
	05/2014		9,078	RUB	327,493	140	0
	05/2014		930	TRY	2,097	38	0
	06/2014	BRL	2,485		$1,008	0	(70)
	06/2014		$1,375	ILS	4,805	2	0
CBK	04/2014	AUD	1,238		$1,119	0	(29)
	04/2014	HKD	1,032		133	0	0
	04/2014	PHP	50,878		1,131	0	(5)
	04/2014		$1,728	EUR	1,255	1	0
	04/2014		393	RON	1,305	10	0
	04/2014		234	ZAR	2,528	6	0
	05/2014	EUR	1,544		$2,123	0	(4)
	05/2014	JPY	115,497		1,127	7	0
	05/2014		$1,324	EUR	961	0	0
	05/2014		5,667	GBP	3,404	11	(5)
	05/2014		268	IDR	3,137,080	9	0
	07/2014		219	INR	13,421	0	0
	07/2014		174	KRW	185,773	0	0
	07/2014		1,127	PHP	50,878	7	0
DUB	04/2014	BRL	2,630		$1,128	0	(31)
	04/2014	DKK	58,383		10,571	0	(203)
	04/2014	EUR	1,255		1,722	0	(7)
	04/2014	HUF	90,768		400	0	(6)
	04/2014		$626	AUD	687	11	0
	04/2014		1,162	BRL	2,630	0	(3)
	04/2014		343	CLP	183,415	0	(9)
	04/2014		852	HUF	194,317	18	0
	04/2014		7,755	RUB	259,778	0	(380)
	04/2014		1,380	SGD	1,759	18	0
	04/2014		1,583	ZAR	17,470	73	0
	05/2014	BRL	3,298		$1,426	0	(15)
	05/2014	EUR	26,540		36,285	0	(275)
	05/2014	JPY	180,513		1,751	4	(2)
	05/2014	TRY	838		353	0	(33)
	05/2014		$1,245	AUD	1,352	6	0
	05/2014		99	CAD	110	0	0
	05/2014		2,889	CHF	2,575	25	0
	05/2014		1,479	GBP	892	8	0
	05/2014		515	JPY	52,400	0	(7)
	05/2014		1,900	MXN	25,466	44	0
	05/2014		237	TRY	541	13	0
	06/2014	RUB	11,166		$300	0	(12)
FBF	04/2014	BRL	7,441		3,288	9	0
	04/2014	HUF	90,700		400	0	(6)
	04/2014	THB	60,175		1,858	5	0
	04/2014		$3,188	BRL	7,441	91	0
	04/2014		257	CLP	143,971	6	0
	05/2014	BRL	2,630		$1,123	0	(26)
	07/2014		$1,849	THB	60,175	0	(3)
GLM	04/2014	CLP	673,493		$1,206	0	(22)
	04/2014	HUF	113,460		500	0	(8)
	04/2014		$642	CLP	346,107	0	(11)
	05/2014	EUR	373		$510	0	(4)
	05/2014	JPY	10,234		100	1	0
	05/2014		$4,091	EUR	2,971	4	(2)
	05/2014		983	TRY	2,240	50	0
	06/2014		1,196	CLP	673,493	22	0
HUS	04/2014	SGD	139		$109	0	(1)
	04/2014		$343	HUF	77,919	6	0
	05/2014	TRY	4,743		$1,997	0	(191)
	05/2014		$1,932	SEK	12,470	0	(7)
	05/2014		1,921	TRY	4,385	103	0
JPM	04/2014	BRL	22,381		$9,481	0	(382)
	04/2014	RUB	2,044		56	0	(2)
	04/2014	TWD	3,804		128	3	0
	04/2014		$9,828	BRL	22,381	59	(24)
	04/2014		1,220	CZK	24,496	10	0
	04/2014		342	HUF	77,672	6	0
	04/2014		247	IDR	2,984,604	17	0
	04/2014		122	KRW	130,296	0	0
	04/2014		205	PHP	9,330	3	0
	04/2014		1,990	RUB	69,759	22	(32)
	05/2014	EUR	1,492		$2,075	20	0
	05/2014	JPY	20,482		200	2	0
	05/2014		$213	TRY	487	11	0
	06/2014		300	RUB	11,166	13	0
MSC	04/2014	PEN	725		$258	0	0
	04/2014		$257	HUF	58,383	4	0
	04/2014		257	PEN	725	1	0
	05/2014	MXN	1,624		$122	0	(2)
RYL	04/2014	DKK	11,205		2,002	0	(66)
	05/2014		$3,456	CAD	3,835	9	0
	05/2014		79	DKK	430	0	0
	05/2014		3,155	GBP	1,897	7	0
SCX	04/2014	MYR	2,658		$803	0	(12)
	04/2014	SGD	1,620		1,272	0	(16)
	04/2014		$163	PHP	7,288	0	0
	06/2014		266	IDR	3,137,080	10	0
	06/2014		1,272	SGD	1,620	16	0
	07/2014		799	MYR	2,658	13	0
UAG	04/2014	BRL	5,805		$2,501	3	(60)
	04/2014	CNY	18,342		2,977	15	0
	04/2014	HKD	9,056		1,166	0	(1)
	04/2014	HUF	113,540		500	0	(8)
	04/2014	INR	187,655		3,048	0	(74)
	04/2014	KRW	4,601,555		4,253	0	(71)
	04/2014		$2,383	BRL	5,805	175	0
	04/2014		3,001	CNY	18,342	0	(39)
	04/2014		12,233	DKK	66,363	13	0
	04/2014		560	IDR	6,779,372	40	0
	04/2014		4,221	KRW	4,471,259	0	(19)
	04/2014		776	PHP	34,261	0	(11)
	04/2014		1,859	THB	60,175	0	(6)
	04/2014		2,702	TWD	79,534	0	(89)
	05/2014	JPY	20,493		$200	1	0
	05/2014		$1,056	BRL	2,523	47	0
	05/2014		246	IDR	2,984,604	18	0
	07/2014	DKK	66,363		$12,240	0	(13)
	07/2014		$2,966	CNY	18,342	0	(11)
	07/2014		1,167	HKD	9,056	1	0
	07/2014		2,994	INR	187,655	68	0
	07/2014		4,234	KRW	4,601,555	73	0
WST	04/2014	HKD	729		$94	0	0
	04/2014	JPY	24,359		238	2	0
	04/2014		$601	TRY	1,319	13	0

Total Forward Foreign Currency Contracts						$2,259	$(2,868)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/18/2015	GBP	5,200	$24	$19
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/19/2015		5,400	25	20
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.250%	09/30/2015	JPY	490,000	108	69
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.210%	02/13/2015	GBP	11,900	52	46

								$209	$154

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	115.000	05/21/2014	$5,520	$77	$0
DUB	Put - OTC USD versus BRL	BRL	2.410	02/19/2015	400	7	15

						$84	$15

Total Purchased Options						$293	$169

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.940%	02/18/2015	GBP	10,400	$(24)	$(17)
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.950%	02/19/2015		10,800	(26)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	2.250%	09/30/2015	JPY	490,000	(38)	(21)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.970%	02/13/2015	GBP	23,800	(52)	(45)

								$(140)	$(102)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	EUR	300	$(1)	$0
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		1,600	(5)	(5)
CBK	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		3,600	(11)	(5)
DUB	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		300	(1)	0
GST	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		1,800	(5)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	06/18/2014		300	(1)	0
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		500	(2)	(2)
JPM	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		500	(1)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		700	(2)	(2)

							$(29)	$(17)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	$400	$(22)	$(21)
DUB	Call - OTC USD versus BRL	BRL	2.937	02/19/2015	400	(10)	(6)
	Call - OTC USD versus RUB	RUB	39.100	06/10/2014	1,900	(18)	(6)
FBF	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	300	(15)	(16)

						$(65)	$(49)

Total Written Options						$(234)	$(168)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.627%	$1,700	$(84)	$35	$0	$(49)
	Mexico Government International Bond	1.000%	03/20/2019	0.836%	2,600	(1)	22	21	0
	Russia Government International Bond	1.000%	03/20/2019	2.107%	3,300	(119)	(48)	0	(167)
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	2,700	(123)	18	0	(105)
BPS	Mexico Government International Bond	1.000%	03/20/2019	0.836%	300	2	0	2	0
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	600	(28)	4	0	(24)
BRC	China Government International Bond	1.000%	03/20/2019	0.868%	2,000	7	6	13	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.480%	400	(55)	9	0	(46)
	Italy Government International Bond	1.000%	03/20/2019	1.283%	400	(7)	2	0	(5)
	Mexico Government International Bond	1.000%	03/20/2019	0.836%	1,200	3	7	10	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.627%	2,800	(115)	33	0	(82)
	China Government International Bond	1.000%	03/20/2019	0.868%	1,000	3	4	7	0
	Indonesia Government International Bond	1.000%	03/20/2024	2.480%	200	(27)	4	0	(23)
	Italy Government International Bond	1.000%	03/20/2019	1.283%	800	(20)	10	0	(10)
	Mexico Government International Bond	1.000%	03/20/2019	0.836%	800	6	1	7	0
	Mexico Government International Bond	1.000%	06/20/2021	1.173%	3,550	(109)	69	0	(40)
	Russia Government International Bond	1.000%	03/20/2019	2.107%	1,000	(51)	0	0	(51)
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	400	(18)	3	0	(15)
DUB	Italy Government International Bond	1.000%	03/20/2019	1.283%	800	(15)	5	0	(10)
FBF	Brazil Government International Bond	1.000%	03/20/2019	1.627%	400	(16)	4	0	(12)
	China Government International Bond	1.000%	12/20/2016	0.431%	100	(5)	7	2	0
	Export-Import Bank of China	1.000%	12/20/2016	0.709%	100	(10)	11	1	0
	Mexico Government International Bond	1.000%	03/20/2019	0.836%	100	1	0	1	0
GST	Indonesia Government International Bond	1.000%	03/20/2024	2.480%	100	(14)	2	0	(12)
	Mexico Government International Bond	1.000%	03/20/2019	0.836%	300	2	0	2	0
	Russia Government International Bond	1.000%	03/20/2019	2.107%	900	(33)	(13)	0	(46)
HUS	Italy Government International Bond	1.000%	03/20/2019	1.283%	700	(13)	4	0	(9)
	Mexico Government International Bond	1.000%	03/20/2019	0.836%	200	1	1	2	0
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	500	(23)	3	0	(20)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.627%	300	(13)	4	0	(9)
	China Government International Bond	1.000%	12/20/2016	0.431%	400	(20)	26	6	0
	China Government International Bond	1.000%	03/20/2019	0.868%	100	0	0	0	0
	South Africa Government International Bond	1.000%	03/20/2019	1.846%	300	(14)	2	0	(12)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.627%	2,000	(75)	16	0	(59)
	China Government International Bond	1.000%	12/20/2016	0.431%	100	(5)	6	1	0
	Export-Import Bank of China	1.000%	09/20/2016	0.662%	100	(3)	4	1	0
	Italy Government International Bond	1.000%	03/20/2019	1.283%	100	(2)	1	0	(1)
	Mexico Government International Bond	1.000%	03/20/2019	0.836%	700	5	1	6	0
UAG	Export-Import Bank of China	1.000%	06/20/2016	0.603%	200	(4)	6	2	0

						$(992)	$269	$84	$(807)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	CDX.EM-15 5-Year Index	5.000%	06/20/2016	$2,500	$344	$(238)	$106	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.054% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	09/15/2016	EUR	14,935	$20,759	$37	$(219)	$0	$(182)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	5,000	$0	$8	$8	$0
BRC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	24,000	54	(250)	0	(196)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	4,000	0	5	5	0
DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017	BRL	500	0	(18)	0	(18)
GLM	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	15,000	(2)	24	22	0
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017	BRL	2,700	5	(91)	0	(86)
	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	41,000	(6)	66	60	0
MYC	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		2,000	0	3	3	0
SOG	Pay	28-Day MXN-TIIE	6.800%	12/26/2023		4,000	0	6	6	0

							$51	$(247)	$104	$(300)

Total Swap Agreements							$(560)	$(435)	$294	$(1,289)

(i)	Securities with an aggregate market value of $1,809 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$1,011	$0	$1,011
Belgium
Corporate Bonds & Notes	0	2,024	0	2,024
Brazil
Corporate Bonds & Notes	0	2,683	0	2,683
Sovereign Issues	0	11,549	0	11,549
Canada
Corporate Bonds & Notes	0	1,545	0	1,545
Sovereign Issues	0	5,037	0	5,037
Denmark
Corporate Bonds & Notes	0	27,021	0	27,021
France
Corporate Bonds & Notes	0	6,656	0	6,656
Sovereign Issues	0	7,764	0	7,764
Germany
Corporate Bonds & Notes	0	13,827	0	13,827
Sovereign Issues	0	22,113	0	22,113
India
Corporate Bonds & Notes	0	926	0	926
Indonesia
Sovereign Issues	0	1,481	0	1,481
Ireland
Asset-Backed Securities	0	270	0	270
Corporate Bonds & Notes	0	3,568	0	3,568
Mortgage-Backed Securities	0	1,257	0	1,257
Italy
Asset-Backed Securities	0	1,207	0	1,207
Sovereign Issues	0	7,504	0	7,504
Japan
Corporate Bonds & Notes	0	1,739	0	1,739
Jersey, Channel Islands
Mortgage-Backed Securities	0	627	0	627
Luxembourg
Corporate Bonds & Notes	0	2,133	0	2,133
Malaysia
Sovereign Issues	0	666	0	666
Mexico
Corporate Bonds & Notes	0	1,207	0	1,207
Sovereign Issues	0	6,518	0	6,518
Netherlands
Asset-Backed Securities	0	690	0	690
Corporate Bonds & Notes	0	13,265	0	13,265
Norway
Corporate Bonds & Notes	0	197	0	197
Russia
Corporate Bonds & Notes	0	818	0	818
Slovenia
Sovereign Issues	0	8,232	0	8,232
South Korea
Sovereign Issues	0	1,993	0	1,993
Spain
Sovereign Issues	0	8,987	0	8,987
Supranational
Corporate Bonds & Notes	0	3,696	0	3,696
Sweden
Corporate Bonds & Notes	0	392	0	392
Switzerland
Corporate Bonds & Notes	0	1,375	0	1,375
United Kingdom
Bank Loan Obligations	0	555	0	555
Corporate Bonds & Notes	0	3,816	0	3,816
Mortgage-Backed Securities	0	9,093	0	9,093
Sovereign Issues	0	4,935	0	4,935
United States
Asset-Backed Securities	0	6,489	0	6,489
Bank Loan Obligations	0	600	0	600
Corporate Bonds & Notes	0	6,296	0	6,296
Mortgage-Backed Securities	0	3,707	0	3,707
U.S. Government Agencies	0	6,126	0	6,126
U.S. Treasury Obligations	0	18,924	0	18,924
Short-Term Instruments
Certificates of Deposit	0	1,500	0	1,500
Repurchase Agreements	0	962	0	962
Slovenia Treasury Bills	0	3,432	0	3,432
U.S. Treasury Bills	0	2,496	0	2,496
	$0	$238,909	$0	$238,909

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	21,461	0	0	21,461
Total Investments	$21,461	$238,909	$0	$260,370

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	94	0	110
Over the counter	0	2,722	0	2,722
	$16	$2,816	$0	$2,832

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(197)	(26)	0	(223)
Over the counter	0	(4,325)	0	(4,325)

	$(197)	$(4,351)	$0	$(4,548)

Totals	$21,280	$237,374	$0	$258,654

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.9%
AUSTRALIA 0.3%
MORTGAGE-BACKED SECURITIES 0.3%
Puma Finance Ltd.
0.374% due 02/21/2038		$129	$129
3.055% due 08/22/2037	AUD	179	165
Swan Trust
0.394% due 05/12/2037		$167	167
2.925% due 05/12/2037	AUD	229	212
Torrens Trust
3.055% due 10/19/2038		204	188

Total Australia (Cost $871)			861

BELGIUM 0.3%
CORPORATE BONDS & NOTES 0.3%
KBC Bank NV
8.000% due 01/25/2023		$800	900

Total Belgium (Cost $893)			900

BRAZIL 7.7%
CORPORATE BONDS & NOTES 2.3%
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$200	208
4.500% due 04/06/2015		1,100	1,139
Banco Votorantim S.A.
5.250% due 02/11/2016		100	104
BM&FBovespa S.A.
5.500% due 07/16/2020		300	322
BRF S.A.
5.875% due 06/06/2022		2,700	2,801
CSN Islands Corp.
6.875% due 09/21/2019		200	210
Petrobras Global Finance BV
3.113% due 03/17/2020		1,600	1,602
4.875% due 03/17/2020		1,000	1,005

			7,391

SOVEREIGN ISSUES 5.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	44,780	17,521

Total Brazil (Cost $24,394)			24,912

CAYMAN ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Black Diamond CLO Delaware Corp.
0.485% due 06/20/2017		$6	5
BlueMountain CLO Ltd.
0.473% due 11/15/2017		97	97
Golden Knight CDO Corp.
0.479% due 04/15/2019		637	631
Kingsland Ltd.
0.483% due 06/13/2019		116	116

Total Cayman Islands (Cost $848)			849

FRANCE 6.4%
SOVEREIGN ISSUES 6.4%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$1,700	1,696
France Government Bond
1.000% due 05/25/2018	EUR	8,600	11,999
4.500% due 04/25/2041		4,100	7,204

Total France (Cost $20,760)			20,899

GERMANY 1.8%
CORPORATE BONDS & NOTES 1.1%
KFW
4.250% due 07/04/2014	EUR	1,600	2,227
6.250% due 05/19/2021	AUD	1,400	1,443

			3,670

SOVEREIGN ISSUES 0.7%
Free State of Bavaria
3.500% due 01/27/2016	EUR	749	1,093
Republic of Germany
1.500% due 02/15/2023		800	1,112

			2,205

Total Germany (Cost $5,732)			5,875

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$375	390

Total Guernsey, Channel Islands (Cost $375)			390

IRELAND 0.3%
CORPORATE BONDS & NOTES 0.3%
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	1,062

Total Ireland (Cost $1,064)			1,062

ITALY 4.3%
ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.467% due 12/12/2028	EUR	60	82

SOVEREIGN ISSUES 4.3%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)		2,036	2,903
4.500% due 05/01/2023		2,500	3,813
4.500% due 03/01/2024		1,800	2,736
5.500% due 09/01/2022		2,900	4,731

			14,183

Total Italy (Cost $14,163)			14,265

JERSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
WPP PLC
6.000% due 04/04/2017	GBP	1,000	1,853

Total Jersey, Channel Islands (Cost $1,311)			1,853

LUXEMBOURG 0.9%
CORPORATE BONDS & NOTES 0.9%
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		$1,600	1,656
8.146% due 04/11/2018		300	340
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		800	826

Total Luxembourg (Cost $2,683)			2,822

MEXICO 0.9%
CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$1,500	1,549
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		800	832

			2,381

SOVEREIGN ISSUES 0.2%
Mexico Government International Bond
7.750% due 05/29/2031	MXN	7,500	628

Total Mexico (Cost $2,909)			3,009

NETHERLANDS 3.9%
CORPORATE BONDS & NOTES 3.9%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	5,700	7,882
GMAC International Finance BV
7.500% due 04/21/2015		900	1,314
Schaeffler Holding Finance BV
6.875% due 08/15/2018		2,100	3,086
Waha Aerospace BV
3.925% due 07/28/2020		$325	345

Total Netherlands (Cost $12,415)			12,627

NEW ZEALAND 4.0%
SOVEREIGN ISSUES 4.0%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	7,800	7,012
5.500% due 04/15/2023		5,000	4,630
6.000% due 05/15/2021		1,500	1,427

Total New Zealand (Cost $12,729)			13,069

NORWAY 1.0%
CORPORATE BONDS & NOTES 1.0%
DNB Bank ASA
3.200% due 04/03/2017		$1,000	1,051
Eksportfinans ASA
2.000% due 09/15/2015		800	796
2.375% due 05/25/2016		200	199
3.000% due 11/17/2014		200	201
5.500% due 05/25/2016		500	529
5.500% due 06/26/2017		600	639

Total Norway (Cost $3,263)			3,415

QATAR 1.2%
CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$1,600	1,658

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		2,400	2,466

Total Qatar (Cost $4,037)			4,124

SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	1,900	2,847

Total Slovenia (Cost $2,554)			2,847

SOUTH KOREA 1.3%
CORPORATE BONDS & NOTES 0.9%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	525
5.875% due 01/14/2015		1,900	1,978
6.460% due 02/27/2017	MXN	5,000	389

			2,892

SOVEREIGN ISSUES 0.4%
Republic of Korea
4.875% due 09/22/2014		$200	204
5.750% due 04/16/2014		200	200
7.125% due 04/16/2019		700	861

			1,265

Total South Korea (Cost $4,020)			4,157

SPAIN 10.5%
SOVEREIGN ISSUES 10.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,496
Spain Government International Bond
3.750% due 10/31/2018		9,000	13,511
4.400% due 10/31/2023		2,600	3,946
4.500% due 01/31/2018		4,900	7,508
5.400% due 01/31/2023		4,800	7,810

Total Spain (Cost $33,867)			34,271

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,400	1,708

Total United Arab Emirates (Cost $1,494)			1,708

UNITED KINGDOM 0.6%
CORPORATE BONDS & NOTES 0.6%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,400	2,076

Total United Kingdom (Cost $1,875)			2,076

UNITED STATES 38.2%
ASSET-BACKED SECURITIES 3.6%
Amortizing Residential Collateral Trust
0.734% due 07/25/2032		$1	1
0.854% due 10/25/2031		2	2
Carrington Mortgage Loan Trust
0.204% due 12/25/2036		40	39
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,727	1,925
Countrywide Asset-Backed Certificates
0.554% due 08/25/2034		156	141
0.604% due 04/25/2036		1,000	850
Credit Suisse First Boston Mortgage Securities Corp.
0.774% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.214% due 11/25/2036		26	14
Denver Arena Trust
6.940% due 11/15/2019		21	21
EMC Mortgage Loan Trust
0.604% due 05/25/2043		449	419
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		180	45
JPMorgan Mortgage Acquisition Trust
0.434% due 03/25/2047		1,632	910
Morgan Stanley ABS Capital, Inc. Trust
0.264% due 03/25/2037		1,371	719
0.404% due 08/25/2036		3,250	1,753
0.954% due 07/25/2037		1,406	1,319
Rise Ltd.
4.750% due 02/15/2039 (c)		3,300	3,359
SACO, Inc.
0.554% due 04/25/2035		9	8
Securitized Asset-Backed Receivables LLC Trust
0.204% due 12/25/2036		10	5
SLC Student Loan Trust
0.683% due 06/15/2017		101	101
SLM Student Loan Trust
0.433% due 12/17/2018		31	31
Structured Asset Securities Corp.
0.554% due 05/25/2034		2	2

1.655% due 04/25/2035		21	20
Washington Mutual Asset-Backed Certificates Trust
0.214% due 10/25/2036		51	23

			11,708

BANK LOAN OBLIGATIONS 0.8%
H.J. Heinz Co.
3.500% due 06/05/2020		1,787	1,799
HCA, Inc.
2.653% due 05/01/2016		850	851

			2,650

CORPORATE BONDS & NOTES 11.5%
Ally Financial, Inc.
3.635% due 06/20/2014		800	807
4.625% due 06/26/2015		200	208
6.750% due 12/01/2014		900	934
American International Group, Inc.
6.765% due 11/15/2017	GBP	488	935
8.175% due 05/15/2068		$200	264
Bank of America Corp.
5.750% due 12/01/2017		200	227
7.625% due 06/01/2019		1,400	1,725
Bank of America N.A.
0.533% due 06/15/2017		1,300	1,280
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,000	1,192
Boston Scientific Corp.
6.400% due 06/15/2016		250	277
CIT Group, Inc.
5.250% due 04/01/2014		400	400
Citigroup, Inc.
1.558% due 11/30/2017	EUR	200	273
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$520	559
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		775	887
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	4,933
Denali Borrower LLC
5.625% due 10/15/2020		700	714
Duke Energy Corp.
3.350% due 04/01/2015		100	103
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	115
Ford Motor Credit Co. LLC
8.000% due 06/01/2014		1,300	1,316
8.700% due 10/01/2014		200	208
Goldman Sachs Group, Inc.
0.637% due 07/22/2015		500	500
0.742% due 01/12/2015		700	701
0.834% due 09/29/2014		800	802
6.250% due 09/01/2017		500	572
HCA, Inc.
7.875% due 02/15/2020		1,900	2,027
International Lease Finance Corp.
5.750% due 05/15/2016		500	539
7.125% due 09/01/2018		400	467
8.625% due 09/15/2015		900	994
JPMorgan Chase & Co.
0.756% due 02/15/2017		100	100
5.058% due 02/22/2021	CAD	200	189
JPMorgan Chase Bank N.A.
0.997% due 05/31/2017	EUR	400	546
6.000% due 10/01/2017		$1,000	1,140
Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	581
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		800	197
Mohawk Industries, Inc.
6.125% due 01/15/2016		1,000	1,084
Morgan Stanley
0.682% due 04/13/2016	EUR	700	960
0.719% due 10/15/2015		$1,000	1,001
Murray Street Investment Trust
4.647% due 03/09/2017		600	649
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	820
3.750% due 05/11/2017		1,300	1,381
Puget Energy, Inc.
6.500% due 12/15/2020		900	1,051
Southwestern Energy Co.
4.100% due 03/15/2022		300	309
7.500% due 02/01/2018		100	119

UAL Pass-Through Trust
10.400% due 05/01/2018	648	737
UST LLC
5.750% due 03/01/2018	1,000	1,138
Verizon Communications, Inc.
1.763% due 09/15/2016	400	412
1.984% due 09/14/2018	100	105
2.500% due 09/15/2016	300	311
3.650% due 09/14/2018	400	426
4.500% due 09/15/2020	400	435

		37,650

MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
2.780% due 09/25/2035	29	27
American Home Mortgage Assets Trust
0.344% due 05/25/2046	398	293
0.364% due 10/25/2046	516	336
Banc of America Funding Corp.
2.683% due 02/20/2036	494	495
2.737% due 10/20/2046 ^	170	127
5.500% due 01/25/2036	580	605
BCAP LLC Trust
0.324% due 01/25/2037 ^	370	278
5.250% due 04/26/2037	2,109	2,015
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	127	130
2.517% due 10/25/2033	18	18
2.533% due 03/25/2035	43	44
2.548% due 08/25/2033	20	20
2.680% due 05/25/2034	15	14
2.730% due 05/25/2034	56	54
2.976% due 05/25/2047 ^	505	425
3.087% due 11/25/2034	14	14
Bear Stearns Alt-A Trust
2.535% due 11/25/2035 ^	220	173
2.676% due 09/25/2035	185	164
2.710% due 08/25/2036 ^	268	202
Bear Stearns Structured Products, Inc.
2.874% due 12/26/2046	150	113
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.334% due 07/25/2036	115	100
Citigroup Commercial Mortgage Trust
5.694% due 12/10/2049	400	412
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035	68	67
2.500% due 10/25/2035	1,649	1,611
Countrywide Alternative Loan Trust
0.324% due 01/25/2037 ^	725	600
0.337% due 02/20/2047	326	235
0.352% due 12/20/2046	650	475
0.367% due 03/20/2046	192	144
0.367% due 07/20/2046 ^	415	252
0.434% due 02/25/2037	247	194
0.504% due 05/25/2037 ^	106	71
1.472% due 11/25/2035	49	38
2.012% due 11/25/2035	49	39
5.250% due 06/25/2035 ^	37	34
5.345% due 11/25/2035 ^	416	341
6.000% due 04/25/2037 ^	92	68
6.000% due 02/25/2047	891	716
6.250% due 08/25/2037 ^	49	41
6.500% due 06/25/2036 ^	243	194
Countrywide Home Loan Mortgage Pass-Through Trust
0.384% due 05/25/2035	110	95
0.444% due 04/25/2035	33	27
0.474% due 03/25/2035	141	108
0.484% due 02/25/2035	12	11
0.754% due 03/25/2035	612	544
0.914% due 09/25/2034	13	13
2.376% due 02/20/2036	586	464
2.498% due 11/25/2034	31	29
2.619% due 05/25/2047	167	129
2.675% due 11/19/2033	27	26
2.854% due 08/25/2034	9	8
5.500% due 10/25/2035	184	179
Credit Suisse First Boston Mortgage Securities Corp.
2.575% due 08/25/2033	32	32
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	158	85
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	480	373
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	6	6

Greenpoint Mortgage Funding Trust
0.424% due 11/25/2045	13	10
GSR Mortgage Loan Trust
1.860% due 03/25/2033	14	14
2.451% due 06/25/2034	9	9
2.651% due 09/25/2035	392	397
HarborView Mortgage Loan Trust
0.896% due 02/19/2034	2	2
0.981% due 12/19/2036 ^	202	161
2.492% due 05/19/2033	32	33
IndyMac Mortgage Loan Trust
4.608% due 09/25/2035	373	333
JPMorgan Mortgage Trust
1.990% due 11/25/2033	16	16
2.526% due 01/25/2037	440	391
2.663% due 07/25/2035	191	195
2.755% due 07/25/2035	217	217
3.319% due 02/25/2035	14	15
Luminent Mortgage Trust
0.394% due 04/25/2036	709	475
MASTR Adjustable Rate Mortgages Trust
2.397% due 05/25/2034	940	931
MASTR Alternative Loan Trust
0.554% due 03/25/2036	59	17
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.595% due 12/15/2030	12	11
Merrill Lynch Floating Trust
0.692% due 07/09/2021	469	469
Merrill Lynch Mortgage Investors Trust
0.364% due 02/25/2036	166	152
0.404% due 08/25/2036	27	26
2.219% due 02/25/2033	19	19
2.457% due 02/25/2036	108	102
Merrill Lynch Mortgage-Backed Securities Trust
2.765% due 04/25/2037 ^	16	13
Nomura Asset Acceptance Corp.
2.499% due 10/25/2035	29	26
Residential Accredit Loans, Inc. Trust
0.304% due 02/25/2047	200	116
0.334% due 06/25/2046	523	235
0.364% due 04/25/2046	223	111
6.000% due 12/25/2036 ^	763	600
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	244	232
RiverView HECM Trust
0.214% due 07/25/2047	1,568	1,458
Structured Adjustable Rate Mortgage Loan Trust
2.445% due 02/25/2034	22	22
2.477% due 04/25/2034	57	58
2.553% due 09/25/2034	55	55
Structured Asset Mortgage Investments Trust
0.344% due 07/25/2046	602	487
0.364% due 05/25/2046	133	98
0.374% due 05/25/2036	612	461
0.374% due 09/25/2047	600	470
0.406% due 07/19/2035	444	421
0.434% due 02/25/2036	702	553
0.736% due 07/19/2034	6	6
0.856% due 03/19/2034	11	10
Suntrust Alternative Loan Trust
0.804% due 12/25/2035 ^	1,583	1,235
WaMu Mortgage Pass-Through Certificates
0.424% due 12/25/2045	74	69
0.464% due 01/25/2045	11	11
0.474% due 01/25/2045	12	11
0.829% due 02/25/2047	560	459
1.531% due 08/25/2042	8	7
1.862% due 01/25/2037 ^	44	39
2.051% due 12/25/2036 ^	9	7
2.284% due 07/25/2046	262	247
2.324% due 12/25/2036 ^	67	60
2.408% due 03/25/2034	50	51
2.449% due 06/25/2033	16	16
2.465% due 02/25/2033	160	158
4.304% due 06/25/2037	114	99
Washington Mutual MSC Mortgage Pass-Through Certificates
1.069% due 07/25/2046 ^	83	49
6.000% due 06/25/2037 ^	1,685	1,413
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	697	634
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 04/25/2036	32	32

		27,334

MUNICIPAL BONDS & NOTES 1.5%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,000	852
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,000	2,236
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,245	1,786

		4,874

	SHARES
PREFERRED SECURITIES 0.0%
SLM Corp. CPI Linked Bond
3.502% due 03/15/2017	500	12
3.552% due 01/16/2018	3,100	76

		88

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.274% due 03/25/2034	$12	12
0.304% due 08/25/2034	8	8
1.908% due 10/01/2034	4	4
2.011% due 12/01/2034	9	9
2.485% due 11/01/2034	71	76
3.000% due 08/01/2042 - 04/01/2044	6,598	6,387
5.500% due 05/01/2047	27	29
6.000% due 07/25/2044	35	39
Freddie Mac
0.434% due 09/25/2031	31	29
1.332% due 10/25/2044	65	65
2.347% due 02/01/2029	7	8
2.628% due 04/01/2037	76	81
6.000% due 04/15/2036	780	850
Ginnie Mae
1.625% due 11/20/2024	3	3
6.000% due 09/20/2038	47	50

		7,650

U.S. TREASURY OBLIGATIONS 10.1%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043 (e)	3,127	2,623
1.750% due 01/15/2028 (e)	2,571	2,851
2.000% due 01/15/2026 (e)	1,427	1,627
2.375% due 01/15/2025 (e)	497	586
2.375% due 01/15/2027 (e)	1,509	1,793
2.500% due 01/15/2029 (e)	1,625	1,975
3.875% due 04/15/2029 (e)	370	523
U.S. Treasury Notes
2.125% due 01/31/2021	8,900	8,816
2.375% due 12/31/2020 (i)	12,100	12,198

		32,992

Total United States (Cost $120,186)		124,946

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	100	113

Total Virgin Islands (British) (Cost $106)		113

SHORT-TERM INSTRUMENTS 15.9%
REPURCHASE AGREEMENTS (d) 4.0%			12,957

MEXICO TREASURY BILLS 0.8%
3.516% due 04/03/2014 - 07/10/2014 (a)	MXN	32,569	2,484

U.S. TREASURY BILLS 11.1%
0.053% due 04/17/2014 - 09/25/2014 (a)(g)(i)		$36,197	36,196

Total Short-Term Instruments (Cost $51,647)			51,637

Total Investments in Securities (Cost $324,196)			332,687

Total Investments 101.9% (Cost $324,196)			$332,687
Financial Derivative Instruments (f)(h) (0.5%) (Cost or Premiums, net $325)			(1,787)
Other Assets and Liabilities, net (1.4%)			(4,316)

Net Assets 100.0%			$326,584

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	02/15/2039	02/11/2014	$3,325	$3,359	1.03%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$357	Fannie Mae 2.260% due 10/17/2022	$(367)	$357	$357
TDM	0.080%	03/31/2014	04/01/2014	12,600	U.S. Treasury Notes 0.090% due 01/31/2016	(12,872)	12,600	12,600

Total Repurchase Agreements						$(13,239)	$12,957	$12,957

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.140%	03/10/2014	04/09/2014	$(11,903)	$(11,919)

Total Sale-Buyback Transactions					$(11,919)

(2)	As of March 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended March 31, 2014 was $13,755 at a weighted average interest rate of 0.365%.
(3)	Payable for sale-buyback transactions includes $15 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	04/01/2044	$6,000	$(5,769)	$(5,794)
Fannie Mae	5.500%	04/01/2044	22,000	(24,268)	(24,276)

Total Short Sales				$(30,037)	$(30,070)

(e)	Securities with an aggregate market value of $11,978 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.750	12/15/2014	179	$16	$10

Total Purchased Options				$16	$10

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$121.000	05/23/2014	166	$(91)	$(32)
Call - CBOT U.S. Treasury 10-Year Note June Futures	126.000	05/23/2014	166	(80)	(27)
Call - CBOT U.S. Treasury 10-Year Note May Futures	124.000	04/25/2014	49	(20)	(22)
Call - CBOT U.S. Treasury 10-Year Note May Futures	124.500	04/25/2014	31	(9)	(8)
Put - CME 90-Day Eurodollar December Futures	99.000	12/15/2014	179	(19)	(4)

				$(219)	$(93)

Total Written Options				$(219)	$(93)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar September Futures	Long	09/2014	75	$0	$0	$0
Australia Government 3-Year Bond June Futures	Short	06/2014	12	0	1	(1)
Australia Government 10-Year Bond June Futures	Short	06/2014	12	(6)	1	(1)
Call Options Strike @ EUR 142.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	24	1	0	(3)
Call Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	15	(9)	7	0
Call Options Strike @ EUR 143.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	38	(15)	15	0
Call Options Strike @ EUR 144.500 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	38	2	9	0
Call Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond May Futures	Short	04/2014	18	3	3	0
Canada Government 10-Year Bond June Futures	Short	06/2014	73	18	27	0
Euro-Bund 10-Year Bond June Futures	Long	06/2014	44	12	0	(28)
U.S. Treasury 10-Year Note June Futures	Long	06/2014	42	(24)	0	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	240	5	0	(5)

Total Futures Contracts				$(13)	$63	$(41)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018		$5,000	$91	$16	$3	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019		1,700	27	2	1	0
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	4,300	73	17	11	0

					$191	$35	$15	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		$7,700	$(46)	$55	$11	$0
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		700	65	58	2	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		1,400	203	119	6	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		1,100	53	(3)	5	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	8,000	65	55	7	0
Pay	6-Month AUD-BBR-BBSW	4.750%	06/18/2024		2,000	42	1	1	0
Pay	6-Month EUR-EURIBOR	1.250%	09/17/2019	EUR	12,000	101	51	0	(31)
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021		3,800	343	288	0	(9)
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023		16,100	117	238	0	(25)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		24,600	(262)	(185)	85	0
Receive	6-Month GBP-LIBOR	3.000%	09/17/2024	GBP	4,800	(25)	0	29	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	3,340,000	(269)	(133)	0	(108)

						$387	$544	$146	$(173)

Total Swap Agreements						$578	$579	$161	$(173)

(g)	Securities with an aggregate market value of $275 and cash of $2,449 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	BRL	1,910		$805	$0	$(37)
	04/2014	EUR	37,980		52,227	3	(99)
	04/2014	NZD	20,413		17,261	0	(454)
	04/2014		$844	BRL	1,910	0	(2)
	04/2014		53,301	EUR	38,835	200	0
	05/2014	JPY	70,600		$694	10	0
	05/2014		$1,138	MXN	15,176	21	0
	06/2014	GBP	113		$187	0	(2)
BPS	04/2014	EUR	519		715	0	0
	04/2014	MXN	11,381		867	0	(4)
	04/2014		$902	AUD	1,013	37	0
	05/2014	JPY	93,600		$909	2	0
	05/2014	MXN	89,360		6,694	0	(128)
	05/2014		$59,392	JPY	6,069,136	0	(578)
	05/2014		3,264	MXN	43,507	58	0
BRC	04/2014	EUR	190		$264	2	0
	04/2014	NZD	1,251		1,071	0	(14)
	05/2014	MXN	1,699		129	0	(1)
	05/2014		$1,394	SEK	9,047	3	0
	06/2014	GBP	1,560		$2,574	0	(26)
	06/2014		$31,625	GBP	19,030	84	0
CBK	04/2014		509	EUR	370	1	0
	05/2014	MXN	9,360		$708	0	(7)
	05/2014		$25,322	JPY	2,582,205	0	(299)
	05/2014		2,049	MXN	27,318	36	0
	06/2014	GBP	1,210		$2,007	0	(9)
	06/2014		$4,199	CAD	4,661	9	0
DUB	04/2014		589	AUD	659	22	0
	04/2014		747	EUR	540	0	(3)
	05/2014	MXN	1,663		$127	0	0
	06/2014		$392	GBP	234	0	(2)
	01/2015		1,600	CNY	9,648	0	(51)
	04/2016		500		2,965	0	(28)
FBF	04/2014	BRL	15,581		$6,885	18	0
	04/2014	EUR	321		446	4	0
	04/2014		$6,602	BRL	15,581	265	0
	05/2014	BRL	15,581		$6,552	0	(257)
	05/2014	EUR	798		1,098	0	(1)
	09/2015	CNY	27,062		4,228	0	(100)
GLM	05/2014	JPY	1,834,184		17,771	0	(3)
	05/2014	MXN	716		54	0	(1)
	06/2014	GBP	3,881		6,503	36	0
	06/2014	MXN	14,643		1,116	1	0
	01/2015	CNY	9,648		1,515	0	(34)
HUS	04/2014	BRL	36,464		15,608	0	(462)
	04/2014	EUR	334		459	0	(1)
	04/2014		$16,113	BRL	36,464	0	(43)
	04/2014		4,428	NZD	5,174	63	0
	05/2014	MXN	14,304		$1,074	0	(18)
JPM	04/2014	BRL	11,703		5,156	13	(15)
	04/2014		$4,959	BRL	11,704	199	0
	05/2014	BRL	11,703		$4,921	0	(193)
	05/2014	MXN	37,028		2,782	0	(45)
	06/2014	BRL	3,272		1,376	0	(43)
	09/2015	CNY	2,378		400	20	0
	04/2016		13,826		2,150	0	(52)
	04/2016		$1,830	CNY	10,861	0	(100)
MSC	04/2014		13,118	NZD	15,239	107	0
	05/2014	NZD	15,239		$13,087	0	(105)
	06/2014	MXN	3,063		230	0	(3)
RBC	06/2014	GBP	150		247	0	(2)
RYL	04/2014	EUR	287		395	0	0
	05/2014		$2,237	DKK	12,237	21	0
	05/2014		395	EUR	287	0	0
	09/2015		4,600	CNY	29,440	108	0
SCX	04/2014	EUR	114		$157	0	0
SOG	04/2014		$1,071	NZD	1,251	15	0
	05/2014	MXN	27,425		$2,068	0	(26)
	05/2014		$5,686	MXN	75,914	110	0
UAG	04/2014	BRL	11,999		$5,302	14	0
	04/2014		$5,012	BRL	11,999	276	0
	05/2014	BRL	7,790		$3,259	0	(145)

Total Forward Foreign Currency Contracts						$1,758	$(3,393)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae 4.000% due 04/01/2044	$92.500	04/03/2014	$25,000	$1	$0

Total Purchased Options					$1	$0

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	$(131)	$0
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.800%	04/14/2014		$700	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.450%	04/14/2014		700	(4)	0

								$(137)	$(2)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.650%	04/16/2014	EUR 2,000	$(1)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	100.750	05/20/2014	$1,700	$(11)	$(7)
CBK	Put - OTC USD versus JPY		99.700	05/20/2014	2,700	(18)	(7)
GLM	Put - OTC USD versus JPY		100.600	05/20/2014	1,100	(8)	(5)
	Put - OTC USD versus JPY		91.000	02/18/2016	1,700	(38)	(37)
JPM	Put - OTC USD versus JPY		101.250	04/17/2014	700	(3)	(1)
UAG	Put - OTC USD versus JPY		101.000	04/23/2014	1,000	(4)	(2)

						$(82)	$(59)

Total Written Options						$(220)	$(63)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Springleaf Finance Corp.	(1.370%	)	12/20/2017	2.066%		$100	$0	$2	$2	$0
	UBS AG	(2.280%	)	06/20/2018	0.505%		1,300	0	(97)	0	(97)
BRC	WPP Ltd.	(3.750%	)	06/20/2017	0.375%	GBP	1,000	0	(181)	0	(181)
CBK	Credit Agricole S.A.	(1.000%	)	12/20/2016	0.423%	EUR	1,000	98	(121)	0	(23)
DUB	D.R. Horton, Inc.	(1.000%	)	06/20/2016	0.549%		$4,500	472	(518)	0	(46)
	Marsh & McLennan Cos., Inc.	(0.670%	)	09/20/2014	0.036%		1,000	0	(3)	0	(3)
	Marsh & McLennan Cos., Inc.	(0.590%	)	09/20/2014	0.036%		1,000	0	(3)	0	(3)
	UBS AG	(1.000%	)	12/20/2017	0.442%		3,061	15	(79)	0	(64)
GST	Credit Agricole S.A.	(1.000%	)	12/20/2016	0.423%	EUR	600	61	(74)	0	(13)
	UST, Inc.	(0.720%	)	03/20/2018	0.114%		$1,000	0	(24)	0	(24)
RYL	Cleveland Electric Illuminating Co.	(0.940%	)	06/20/2017	1.319%		1,000	0	12	12	0
UAG	Mohawk Industries, Inc.	(1.550%	)	03/20/2016	0.196%		1,000	0	(27)	0	(27)

								$646	$(1,113)	$14	$(481)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	03/20/2019	2.107%		$600	$(38)	$8	$0	$(30)
BRC	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.193%	EUR	100	(15)	16	1	0
	Brazil Government International Bond	1.000%	03/20/2023	2.164%		$800	(43)	(26)	0	(69)
	China Government International Bond	0.850%	12/20/2014	0.135%		1,200	0	7	7	0
	Citigroup, Inc.	1.000%	06/20/2018	0.627%		2,700	(4)	46	42	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.938%		1,100	208	5	213	0
CBK	Brazil Government International Bond	1.000%	03/20/2016	0.676%		3,100	(30)	51	21	0
	Russia Government International Bond	1.000%	03/20/2019	2.107%		300	(20)	4	0	(16)
	Russia Government International Bond	1.000%	06/20/2019	2.147%		200	(16)	5	0	(11)
	Spain Government International Bond	1.000%	03/20/2019	1.002%		11,300	(201)	204	3	0
DUB	Lloyds Bank PLC	3.000%	09/20/2017	0.472%	EUR	600	6	67	73	0
	Russia Government International Bond	1.000%	03/20/2019	2.107%		$1,200	(90)	29	0	(61)
FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.193%		500	8	23	31	0
	Finmeccanica Finance S.A.	5.000%	03/20/2019	2.125%	EUR	2,200	324	89	413	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.938%		$300	57	2	59	0
GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.193%		1,100	9	58	67	0
	BP Capital Markets America, Inc.	5.000%	09/20/2015	0.219%		200	3	11	14	0
	Russia Government International Bond	1.000%	03/20/2019	2.107%		100	(6)	1	0	(5)
HUS	Russia Government International Bond	1.000%	03/20/2019	2.107%		1,100	(77)	21	0	(56)
JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.193%		300	2	16	18	0
	China Government International Bond	0.820%	12/20/2014	0.135%		200	0	1	1	0
MYC	Lloyds Bank PLC	3.000%	09/20/2017	0.472%	EUR	1,500	13	169	182	0
	Spain Government International Bond	1.000%	03/20/2019	1.002%		$8,600	(174)	176	2	0
RYL	China Government International Bond	0.810%	12/20/2014	0.135%		1,800	0	9	9	0
	China Government International Bond	0.815%	12/20/2014	0.135%		700	0	4	4	0

							$(84)	$996	$1,160	$(248)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	GBP	3,800	$0	$88	$88	$0
DUB	Pay	28-Day MXN-TIIE	6.800%	12/26/2023	MXN	154,000	166	59	225	0
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017	BRL	24,200	19	(793)	0	(774)

							$185	$(646)	$313	$(774)

Total Swap Agreements							$747	$(763)	$1,487	$(1,503)

(i)	Securities with an aggregate market value of $2,875 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$861	$0	$861
Belgium
Corporate Bonds & Notes	0	900	0	900
Brazil
Corporate Bonds & Notes	0	7,391	0	7,391
Sovereign Issues	0	17,521	0	17,521
Cayman Islands
Asset-Backed Securities	0	849	0	849
France
Sovereign Issues	0	20,899	0	20,899
Germany
Corporate Bonds & Notes	0	3,670	0	3,670
Sovereign Issues	0	2,205	0	2,205
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	390	390
Ireland
Corporate Bonds & Notes	0	1,062	0	1,062
Italy
Asset-Backed Securities	0	82	0	82
Sovereign Issues	0	14,183	0	14,183
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,853	0	1,853
Luxembourg
Corporate Bonds & Notes	0	2,822	0	2,822
Mexico
Corporate Bonds & Notes	0	2,381	0	2,381
Sovereign Issues	0	628	0	628
Netherlands
Corporate Bonds & Notes	0	12,627	0	12,627
New Zealand
Sovereign Issues	0	13,069	0	13,069
Norway
Corporate Bonds & Notes	0	3,415	0	3,415
Qatar
Corporate Bonds & Notes	0	1,658	0	1,658
Sovereign Issues	0	2,466	0	2,466
Slovenia
Sovereign Issues	0	2,847	0	2,847
South Korea
Corporate Bonds & Notes	0	2,892	0	2,892
Sovereign Issues	0	1,265	0	1,265
Spain
Sovereign Issues	0	34,271	0	34,271
United Arab Emirates
Sovereign Issues	0	1,708	0	1,708
United Kingdom
Corporate Bonds & Notes	0	2,076	0	2,076
United States
Asset-Backed Securities	0	8,350	3,358	11,708
Bank Loan Obligations	0	2,650	0	2,650
Corporate Bonds & Notes	0	36,026	1,624	37,650
Mortgage-Backed Securities	0	25,876	1,458	27,334
Municipal Bonds & Notes	0	4,874	0	4,874
Preferred Securities	88	0	0	88
U.S. Government Agencies	0	7,650	0	7,650
U.S. Treasury Obligations	0	32,992	0	32,992
Virgin Islands (British)
Corporate Bonds & Notes	0	113	0	113
Short-Term Instruments
Repurchase Agreements	0	12,957	0	12,957
Mexico Treasury Bills	0	2,484	0	2,484
U.S. Treasury Bills	0	36,196	0	36,196

Total Investments	$88	$325,769	$6,830	$332,687

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(30,070)	$0	$(30,070)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	73	161	0	234
Over the counter	0	3,245	0	3,245
	$73	$3,406	$0	$3,479

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(45)	(262)	0	(307)
Over the counter	0	(4,959)	0	(4,959)
	$(45)	$(5,221)	$0	$(5,266)

Totals	$116	$293,884	$6,830	$300,830

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2014:

Category and Subcategory	Beginning Balance at 12/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2014 (1)
Investments in Securities, at Value
Guernsey, Channel Islands
Corporate Bonds & Notes	$381	$0	$0	$0	$0	$9	$0	$0	$390	$8
United States
Asset-Backed Securities	0	3,325	0	0	0	33	0	0	3,358	34
Corporate Bonds & Notes	1,650	0	(28)	(2)	(1)	5	0	0	1,624	7
Mortgage-Backed Securities	3,684	0	(260)	1	11	37	0	(2,015)	1,458	16
Preferred Securities	411	0	(580)	0	(42)	211	0	0	0	0

Totals	$6,126	$3,325	$(868)	$(1)	$(32)	$295	$0	$(2,015)	$6,830	$65

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Guernsey, Channel Islands
Corporate Bonds & Notes	$390	Third Party Vendor	Broker Quote	103.75
United States
Asset-Backed Securities	3,358	Benchmark Pricing	Base Price	101.75
Corporate Bonds & Notes	1,624	Third Party Vendor	Broker Quote	113.75 - 114.50
Mortgage-Backed Securities	1,458	Third Party Vendor	Broker Quote	93.00

Total	$6,830

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

March 31, 2014 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (b) 1.5%		$5,012

Total Short-Term Instruments (Cost $5,012)		5,012

Total Investments in Securities (Cost $5,012)		5,012

	SHARES
INVESTMENTS IN AFFILIATES 97.7%
MUTUAL FUNDS (a) 89.7%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	694,728	6,628
PIMCO Emerging Markets Bond Fund	907,803	9,831
PIMCO EqS® Dividend Fund	1,861,701	23,104
PIMCO EqS® Emerging Markets Fund	1,173,092	9,901
PIMCO EqS Pathfinder Fund®	1,341,611	16,394
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	914,569	9,804
PIMCO Fundamental IndexPLUS® AR Fund	2,349,578	16,471
PIMCO Global Advantage® Strategy Bond Fund	1,162,116	13,074
PIMCO Income Fund	1,315,052	16,399
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	785,436	9,865
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	2,046,383	16,391
PIMCO Investment Grade Corporate Bond Fund	1,564,243	16,362
PIMCO Real Return Fund	1,460,603	16,330
PIMCO Short-Term Fund	4,956,418	48,969
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	1,350,271	16,649
PIMCO Total Return Fund IV	4,660,789	49,031

Total Mutual Funds (Cost $295,107)		295,203

SHORT-TERM INSTRUMENTS 8.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.0%
PIMCO Short-Term Floating NAV Portfolio	2,638,734	26,401

Total Short-Term Instruments (Cost $26,402)		26,401

Total Investments in Affiliates (Cost $321,509)		321,604

Total Investments 99.2% (Cost $326,521)		$326,616
Financial Derivative Instruments (c) 1.2% (Cost or Premiums, net $4,696)		4,033
Other Assets and Liabilities, net (0.4%)		(1,416)

Net Assets 100.0%		$329,233

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	03/31/2014	04/01/2014	$4,500	U.S. Treasury Bonds 4.500% due 08/15/2039	$(4,610)	$4,500	$4,500
SSB	0.000%	03/31/2014	04/01/2014	512	Freddie Mac 2.080% due 10/17/2022	(526)	512	512

Total Repurchase Agreements						$(5,136)	$5,012	$5,012

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	12/20/2014	1,197	$4,696	$2,930

Total Purchased Options				$4,696	$2,930

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
E-mini S&P 500 Index June Futures	Long	06/2014	1,553	$1,384	$1,103	0

Total Futures Contracts				$1,384	$1,103	0

Cash of $6,717 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$5,012	$0	$5,012
	$0	$5,012	$0	$5,012

Investments in Affiliates, at Value
Mutual Funds	295,203	0	0	295,203
Short-Term Instruments
Central Funds Used for Cash Management Purposes	26,401	0	0	26,401
	$321,604	$0	$0	$321,604

Total Investments	$321,604	$5,012	$0	$326,616

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,103	$2,930	$0	$4,033

Totals	$322,707	$7,942	$0	$330,649

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Volatility Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 34.6%
CORPORATE BONDS & NOTES 2.1%
BANKING & FINANCE 1.8%
Ally Financial, Inc.
0.000% due 06/15/2015		$200	$194
2.750% due 01/30/2017		300	304
Barclays Bank PLC
7.625% due 11/21/2022		200	221
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	100	162
Credit Suisse
6.500% due 08/08/2023		$200	220
International Lease Finance Corp.
5.750% due 05/15/2016		100	108
KBC Bank NV
8.000% due 01/25/2023		200	225

			1,434

INDUSTRIALS 0.2%
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	113

UTILITIES 0.1%
AT&T, Inc.
0.654% due 03/30/2017		100	100

Total Corporate Bonds & Notes (Cost $1,609)			1,647

U.S. TREASURY OBLIGATIONS 9.8%
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023		503	498
0.625% due 01/15/2024 (f)(i)		977	981
0.625% due 02/15/2043		631	529
2.125% due 02/15/2040		83	100
2.125% due 02/15/2041		145	175
U.S. Treasury Notes
0.090% due 01/31/2016 †		100	100
2.000% due 02/15/2023 (g)		3,400	3,234
2.750% due 02/15/2024 (g)		2,200	2,205

Total U.S. Treasury Obligations (Cost $8,106)			7,822

ASSET-BACKED SECURITIES 0.2%
Countrywide Asset-Backed Certificates
0.254% due 08/25/2037		45	44
Lehman XS Trust
0.554% due 10/25/2035		112	110

Total Asset-Backed Securities (Cost $141)			154

SOVEREIGN ISSUES 9.2%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	6,000	2,347
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)	EUR	741	1,073
Republic of Germany
0.750% due 04/15/2018 (c)(g)		2,103	3,056
Spain Government International Bond
3.800% due 04/30/2024		600	866

Total Sovereign Issues (Cost $7,161)			7,342

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
SFX Entertainment, Inc. (a)		5,992	42

Total Common Stocks (Cost $78)			42

EXCHANGE-TRADED FUNDS 5.5%
iShares MSCI EAFE Index Fund	17,190	1,155
Vanguard FTSE Emerging Markets ETF	79,815	3,239

Total Exchange-Traded Funds (Cost $4,310)		4,394

REAL ESTATE INVESTMENT TRUSTS 2.5%
FINANCIALS 2.5%
Apartment Investment & Management Co. ‘A’	13,206	399
Equity Residential	6,774	393
Essex Property Trust, Inc.	2,347	399
Home Properties, Inc.	6,529	392
Post Properties, Inc. (f)	8,226	404

Total Real Estate Investment Trusts (Cost $1,913)		1,987

SHORT-TERM INSTRUMENTS 5.2%
REPURCHASE AGREEMENTS (e) 4.6%		3,620

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.6%
0.077% due 04/03/2014 - 03/05/2015 (b)(i)†	$485	485

Total Short-Term Instruments (Cost $4,105)		4,105

Total Investments in Securities (Cost $27,423)		27,493

	SHARES
INVESTMENTS IN AFFILIATES 68.5%
MUTUAL FUNDS (d) 63.1%
PIMCO Emerging Local Bond Fund	323,644	3,039
PIMCO Emerging Markets Corporate Bond Fund	129,571	1,471
PIMCO EqS® Dividend Fund	454,817	5,644
PIMCO EqS® Emerging Markets Fund	716,003	6,043
PIMCO EqS® Long/Short Fund	64,306	772
PIMCO Income Fund	975,757	12,168
PIMCO Investment Grade Corporate Bond Fund	169,002	1,768
PIMCO Mortgage Opportunities Fund	69,989	774
PIMCO StocksPLUS® Fund	867,767	8,660
PIMCO Total Return Fund	111,902	1,206
PIMCO TRENDS Managed Futures Strategy Fund	387,171	3,934
PIMCO Unconstrained Bond Fund	414,281	4,628

Total Mutual Funds (Cost $49,860)		50,107

EXCHANGE-TRADED FUNDS 2.9%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	7,200	768
PIMCO Diversified Income Exchange-Traded Fund	15,200	769
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	15,900	774

Total Exchange-Traded Funds (Cost $2,290)		2,311

SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio	202,200	2,023

Total Short-Term Instruments (Cost $2,023)		2,023

Total Investments in Affiliates (Cost $54,173)		54,441

Total Investments 103.1% (Cost $81,596)		$81,934
Financial Derivative Instruments (h)(j) 0.4% (Cost or Premiums, net $318)		324
Other Assets and Liabilities, net (3.5%)		(2,797)

Net Assets 100.0%		$79,461

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.130% †	03/31/2014	04/01/2014	$400	Fannie Mae 3.000% due 04/01/2043	$(416)	$400	$400
JPS	0.080% †	03/31/2014	04/01/2014	2,700	Freddie Mac 2.205% due 12/05/2022	(2,788)	2,700	2,700
SSB	0.000% †	03/31/2014	04/01/2014	520	Fannie Mae 2.260% due 10/17/2022	(152)	520	520
					Freddie Mac 2.080% due 10/17/2022	(382)

Total Repurchase Agreements						$(3,738)	$3,620	$3,620

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.060%	03/31/2014	04/07/2014		$(1,308)	$(1,308)

Total Reverse Repurchase Agreements						$(1,308)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.020%	03/28/2014	04/04/2014		$(909)	$(909)
	0.140%	03/24/2014	04/08/2014		(380)	(380)
	0.150%	03/25/2014	04/09/2014		(2,757)	(2,759)
BPS	0.180%	03/13/2014	04/10/2014	EUR	(895)	(1,231)

Total Sale-Buyback Transactions						$(5,279)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2014 was $3,423 at a weighted average interest rate of 0.030%.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $1,007 have been pledged as collateral as of March 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g)	Securities with an aggregate market value of $6,567 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - LME Copper April Futures	$6,900.000	04/02/2014	17	$36	$106

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	343	$91	$81
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	993	169	115
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	333	71	61

				$331	$257

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,895.000	04/19/2014	1	$1	$1
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	35	254	118
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	12	74	64

				$329	$183

Total Purchased Options				$696	$546

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - LME Copper April Futures	$6,600.000	04/02/2014	17	$(13)	$(9)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	343	$(52)	$(48)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	993	(86)	(56)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	333	(33)	(29)

				$(171)	$(133)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,750.000	04/19/2014	13	$(38)	$(2)
Put - CBOE S&P 500 Index	1,820.000	04/19/2014	6	(10)	(4)
Call - CBOE S&P 500 Index	1,930.000	04/19/2014	12	(4)	(1)
Put - CBOE S&P 500 Index	1,760.000	06/21/2014	11	(28)	(20)
Put - CBOE S&P 500 Index	1,790.000	06/21/2014	12	(29)	(28)
Call - CBOE S&P 500 Index	1,930.000	06/21/2014	11	(19)	(15)
Call - CBOE S&P 500 Index	1,940.000	06/21/2014	12	(19)	(13)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	35	(125)	(56)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	12	(35)	(30)
Put - EUREX Euro STOXX 50 Index	2,850.000	04/17/2014	57	(20)	(1)

				$(327)	$(170)

Total Written Options				$(511)	$(312)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DAX Index June Futures	Long	06/2014	7	$42	$32	$(4)
E-mini S&P 500 Index June Futures	Long	06/2014	42	28	30	0
Euro STOXX 50 June Futures	Long	06/2014	82	62	43	(5)
Euro-Bobl June Futures	Long	06/2014	1	0	0	0
FTSE 100 Index June Futures	Long	06/2014	24	(21)	10	(5)
Henry Hub Natural Gas April Futures †	Long	03/2015	28	(5)	0	(20)
Henry Hub Natural Gas June Futures †	Long	06/2018	2	0	0	0
Henry Hub Natural Gas March Futures †	Short	02/2015	28	47	25	0
Henry Hub Natural Gas Swap April Futures †	Long	04/2018	2	(1)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	08/2018	2	0	0	0
Henry Hub Natural Gas Swap December Futures †	Long	12/2017	2	1	1	0
Henry Hub Natural Gas Swap February Futures †	Long	02/2018	2	1	0	0
Henry Hub Natural Gas Swap January Futures †	Long	01/2018	2	1	1	0
Henry Hub Natural Gas Swap July Futures †	Long	07/2018	2	0	0	0
Henry Hub Natural Gas Swap March Futures †	Long	03/2018	2	(1)	0	0
Henry Hub Natural Gas Swap May Futures †	Long	05/2018	2	(1)	0	0
Henry Hub Natural Gas Swap November Futures †	Long	11/2018	2	1	1	0
Henry Hub Natural Gas Swap October Futures †	Long	10/2018	2	0	0	0
Henry Hub Natural Gas Swap September Futures †	Long	09/2018	2	0	0	0
Nikkei 225 Index June Futures	Long	06/2014	11	25	6	0
S&P CNX Nifty Index April Futures	Long	04/2014	60	12	1	0
U.S. Treasury 5-Year Note June Futures	Long	06/2014	73	(55)	4	0
U.S. Treasury 10-Year Note June Futures	Long	06/2014	58	(11)	0	(4)
WTI Crude May Futures †	Long	05/2015	19	20	4	0

Total Futures Contracts				$145	$158	$(38)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month AUD-BBR-BBSW	3.250%	09/11/2015	AUD	400	$1	$1	$0	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029	CAD	2,300	19	6	1	(6)
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		1,300	(20)	(5)	6	0
Pay	3-Month USD-LIBOR	2.500%	12/18/2020		$4,200	82	39	0	(2)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		900	83	75	3	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		3,100	(3)	(117)	15	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		2,200	106	(114)	10	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		800	(26)	7	4	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	700	(2)	(4)	1	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		1,600	11	5	1	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		7,300	59	23	6	0
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		300	(17)	(15)	0	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		200	(8)	(9)	0	0
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		200	(5)	(5)	0	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		80	(2)	(2)	0	0
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		100	(2)	(3)	0	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		2,700	(14)	(14)	1	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	850	(64)	(7)	4	0
Pay	6-Month GBP-LIBOR	2.250%	09/17/2019	GBP	3,800	(12)	7	0	(17)
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		1,720	(88)	(38)	0	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	720,000	(150)	(15)	8	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		160,000	(27)	3	2	0

Total Swap Agreements						$(79)	$(182)	$62	$(25)

(i)	Securities with an aggregate market value of $524 and cash of $1,228 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(1)	Unsettled variation margin liability of $(5) for closed futures is outstanding at period end.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	CLP	33,858		$60	$0	$(2)
	04/2014	EUR	3,197		4,389	1	(16)
	04/2014	HKD	40,122		5,176	3	0
	04/2014	INR	43,398		678	0	(44)
	04/2014	MYR	2,191		679	7	0
	04/2014		$989	TWD	30,178	2	0
	05/2014		341	EUR	247	0	0
	06/2014		166	CAD	184	0	0
	07/2014	INR	7,211		$116	0	(2)
	07/2014	TWD	30,178		992	0	(2)
BPS	04/2014	AUD	236		216	0	(3)
	04/2014	PEN	217		77	0	0
	04/2014		$77	PEN	217	0	0
	04/2014		185	TWD	5,610	0	(1)
	05/2014	JPY	42,800		$419	4	0
	05/2014	MXN	11,527		861	0	(20)
	06/2014	CAD	197		175	0	(2)
	06/2014	PEN	217		76	0	0
BRC	04/2014	BRL	720		297	0	(20)
	04/2014	EUR	24	PLN	101	0	0
	04/2014		668		$929	9	0
	04/2014	IDR	441,474		38	0	(1)
	04/2014	TWD	5,188		170	0	0
	04/2014		$318	BRL	720	0	(1)
	04/2014		568	KRW	615,036	10	0
	04/2014		617	RUB	22,355	18	0
	05/2014	COP	237,175		$116	0	(4)
	05/2014	IDR	441,474		38	0	(1)
	05/2014	JPY	65,300		645	12	0
	05/2014	MXN	2,881		217	0	(3)
	05/2014	RUB	22,355		612	0	(17)
	05/2014	SEK	455		70	0	0
	05/2014		$270	JPY	27,600	0	(2)
	05/2014		176	MXN	2,343	3	0
	05/2014		15	SEK	95	0	0
	07/2014	KRW	615,037		$566	0	(10)
	07/2014		$252	INR	15,508	1	0
CBK	04/2014	AUD	106		$96	0	(3)
	04/2014	HKD	306		39	0	0
	04/2014		$225	AUD	250	7	0
	04/2014		229	EUR	166	0	0
	04/2014		124	PHP	5,590	1	0
	04/2014	ZAR	11,400		$1,054	0	(27)
	05/2014	JPY	75,821		743	8	0
	05/2014	NOK	165		27	0	(1)
	05/2014		$194	JPY	19,800	0	(2)
	05/2014		88	MXN	1,159	0	0
	06/2014	CAD	206		$186	0	0
	06/2014		$32	GBP	19	0	0
	07/2014	PHP	5,590		$124	0	(1)
DUB	04/2014	TRY	797		379	8	0
	04/2014		$662	MYR	2,191	10	0
	05/2014		106	EUR	77	0	0
	06/2014	IDR	441,474		$38	0	(1)
	07/2014	MYR	2,191		658	0	(11)
FBF	04/2014	BRL	725		320	1	0
	04/2014	PEN	77		27	0	0
	04/2014		$307	BRL	725	12	0
	04/2014		780	HKD	6,059	1	0
	04/2014		287	KRW	310,931	5	0
	04/2014		27	PEN	77	0	0
	04/2014		441	THB	14,290	0	(1)
	05/2014	BRL	725		$305	0	(12)
	07/2014	THB	14,290		439	1	0
GLM	04/2014	CLP	114,045		209	3	(2)
	04/2014	EUR	48	PLN	202	1	0
	04/2014		$262	CLP	147,903	7	0
	05/2014		330	BRL	769	6	0
	06/2014	CLP	79,413		$141	0	(3)
	06/2014	GBP	298		499	3	0
	06/2014	ILS	407		117	0	0
	06/2014	MXN	903		67	0	(1)
HUS	04/2014	EUR	231		319	0	0
	06/2014		$172	CAD	194	3	0
JPM	04/2014	CNY	159		$26	0	0
	04/2014	CZK	401		20	0	0
	04/2014	EUR	45	PLN	189	1	0
	04/2014	HUF	2,786		$13	0	0
	04/2014	IDR	769,578		64	0	(4)
	04/2014	INR	22,105		348	0	(20)
	04/2014	PLN	1,514		491	0	(8)
	04/2014	RUB	30,882		924	48	0
	04/2014		$2,143	HKD	16,617	0	0
	04/2014		287	KRW	311,075	5	0
	04/2014		242	RUB	8,527	0	0
	04/2014		170	TWD	5,220	1	0
	05/2014		597	MXN	7,870	4	0
	07/2014		204	INR	12,538	1	0
	08/2014	BRL	5,380		$2,238	0	(56)
MSC	04/2014	PEN	140		50	0	0
	04/2014		$780	HKD	6,059	1	0
	04/2014		50	PEN	140	0	0
	04/2014		362	TRY	797	9	0
	04/2014		185	TWD	5,610	0	(1)
	05/2014	TRY	797		$359	0	(9)
RBC	05/2014	CHF	253		287	1	0
RYL	04/2014		$5,544	EUR	4,024	0	0
	05/2014	EUR	4,024		$5,544	0	0
SOG	04/2014		$1,113	EUR	800	0	(11)
	04/2014		250	ZAR	2,792	15	0
UAG	04/2014	BRL	1,864		$765	0	(56)
	04/2014	EUR	894		1,223	0	(9)
	04/2014	HKD	474		61	0	0
	04/2014	IDR	998,371		80	0	(9)
	04/2014	KRW	1,237,043		1,168	5	0
	04/2014	PHP	5,590		126	2	0
	04/2014	THB	14,290		441	1	0
	04/2014	TWD	41,430		1,407	46	0
	04/2014		$786	BRL	1,864	35	0
	04/2014		42	CNY	258	0	0
	04/2014		1,567	HKD	12,166	1	0
	04/2014		1,180	INR	72,672	29	0
	05/2014	BRL	1,859		$778	0	(35)
	05/2014	IDR	769,578		63	0	(5)
	06/2014		$115	ILS	402	0	0
	07/2014	HKD	12,166		$1,567	0	(2)
	07/2014	INR	65,503		1,045	0	(24)

Total Forward Foreign Currency Contracts						$352	$(465)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,800	$49	$41
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	1,000	43	15
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,200	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	1,900	75	62
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,600	76	52
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	500	21	16

							$264	$186

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Call - OTC USD versus TWD	TWD 31.970	03/16/2015	$114	$1	$1

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC Taiwan Stock Exchange Weighted Index	8,923.294	09/17/2014	$15	$1	$1
CBK	Call - OTC Taiwan Stock Exchange Weighted Index	8,929.534	09/17/2014	44	2	2
SOG	Call - OTC Taiwan Stock Exchange Weighted Index	8,925.110	09/17/2014	31	1	1

					$4	$4

Total Purchased Options					$269	$191

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$3,700	$(46)	$(21)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	EUR 200	$(1)	$0
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	300	(1)	(1)
CBK	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	500	(2)	(1)
DUB	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	100	0	0
GST	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	400	(1)	(1)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	100	0	0
JPM	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	200	(1)	0
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014	100	0	0
MYC	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	100	0	0

						$(6)	$(3)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC USD versus JPY	JPY	97.000	05/30/2014	$1,400	$(7)	$(1)
HUS	Call - OTC USD versus INR	INR	64.000	06/26/2014	503	(5)	(4)
JPM	Put - OTC USD versus TWD	TWD	29.300	03/16/2015	114	(1)	(1)
UAG	Call - OTC USD versus INR	INR	64.000	06/26/2014	282	(2)	(2)

						$(15)	$(8)

Options on Indices

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC Nikkei Stock Average Volatility Index	13,950.000	04/25/2014	JPY	1,666	$(34)	$(16)
CBK	Put - OTC Nikkei Stock Average Volatility Index	13,907.008	04/11/2014		841	(17)	(2)

						$(51)	$(18)

Total Written Options						$(118)	$(50)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	Turkey Government International Bond	(1.000%	)	03/20/2019	2.086%	$100	$7	$(2)	$5	$0

Credit Default Swaps on Sovereign and U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.787%	$800	$(3)	$11	$8	$0
	Russia Government International Bond	1.000%	03/20/2019	2.107%	100	(8)	3	0	(5)
BRC	Italy Government International Bond	1.000%	12/20/2016	0.851%	200	(1)	2	1	0
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.400%	100	(2)	4	2	0
DUB	Italy Government International Bond	1.000%	12/20/2016	0.851%	200	(1)	2	1	0
	Spain Government International Bond	1.000%	12/20/2016	0.613%	200	0	2	2	0
	Venezuela Government International Bond	5.000%	03/20/2015	11.417%	5	0	0	0	0
FBF	Mexico Government International Bond	1.000%	12/20/2018	0.787%	300	(1)	4	3	0
GST	Brazil Government International Bond	1.000%	12/20/2015	0.607%	200	(1)	3	2	0
JPM	Brazil Government International Bond	1.000%	12/20/2016	0.953%	1,000	(10)	12	2	0
MYC	Spain Government International Bond	1.000%	12/20/2016	0.613%	200	0	2	2	0

						$(27)	$45	$23	$(5)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,500	$16	$(56)	$0	$(40)
CBK	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016		$2,100	0	0	0	0
	Receive	3-Month USD-CPURNSA Index	1.745%	03/27/2016		5,600	0	2	2	0
DUB	Receive	3-Month USD-CPURNSA Index	1.750%	03/26/2016		1,500	0	0	0	0
	Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	AUD	500	(9)	6	0	(3)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	200	0	17	17	0
	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	1,800	(2)	(49)	0	(51)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	100	1	8	9	0
NGF	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016		$1,100	0	0	0	0
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	500	(1)	(17)	0	(18)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		1,800	(3)	(49)	0	(52)

							$2	$(138)	$28	$(164)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
BOA	Receive	KOSPI 200 Index	5,000,000	3-Month USD-LIBOR plus a specified spread	06/12/2014	KRW	1,282,747	$8	$8	$0

(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	GOLDLNPM Index †	2.723%	06/05/2014	$1,700	$0	$0	$0	$0
GST	Pay	S&P 500 Index	7.156%	12/18/2015	224	0	10	10	0

						$0	$10	$10	$0

Total Swap Agreements						$(18)	$(77)	$74	$(169)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,434	$0	$1,434
Industrials	0	113	0	113
Utilities	0	100	0	100
U.S. Treasury Obligations	0	7,822	0	7,822
Asset-Backed Securities	0	154	0	154
Sovereign Issues	0	7,342	0	7,342
Common Stocks
Consumer Discretionary	42	0	0	42
Exchange-Traded Funds	4,394	0	0	4,394
Real Estate Investment Trusts
Financials	1,987	0	0	1,987
Short-Term Instruments
Repurchase Agreements	0	3,620	0	3,620
U.S. Treasury Bills	0	485	0	485
	$6,423	$21,070	$0	$27,493

Investments in Affiliates, at Value
Mutual Funds	50,107	0	0	50,107
Exchange-Traded Funds	2,311	0	0	2,311
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,023	0	0	2,023
	$54,441	$0	$0	$54,441

Total Investments	$60,864	$21,070	$0	$81,934

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	158	608	0	766
Over the counter	0	617	0	617
	$158	$1,225	$0	$1,383
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(337)	0	(375)
Over the counter	0	(684)	0	(684)

	$(38)	$(1,021)	$0	$(1,059)

Totals	$60,984	$21,274	$0	$82,258

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio IV, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Allocation Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 35.8%
CORPORATE BONDS & NOTES 2.5%
BANKING & FINANCE 2.2%
Ally Financial, Inc.
2.750% due 01/30/2017		$4,400	$4,455
4.625% due 06/26/2015		1,000	1,038
5.500% due 02/15/2017		1,600	1,744
6.750% due 12/01/2014		100	104
8.300% due 02/12/2015		200	212
Barclays Bank PLC
7.625% due 11/21/2022		3,500	3,867
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	2,400	3,906
Credit Suisse
6.500% due 08/08/2023		$3,400	3,740
International Lease Finance Corp.
5.750% due 05/15/2016		675	728
8.625% due 09/15/2015		100	110
8.750% due 03/15/2017		2,900	3,415
KBC Bank NV
8.000% due 01/25/2023		3,400	3,823
SLM Corp.
6.250% due 01/25/2016		1,600	1,726

			28,868

INDUSTRIALS 0.3%
DISH DBS Corp.
7.125% due 02/01/2016		500	548
MGM Resorts International
7.500% due 06/01/2016		900	1,007
New York Times Co.
5.000% due 03/15/2015		2,000	2,062
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		300	393

			4,010

Total Corporate Bonds & Notes (Cost $32,098)			32,878

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 01/15/2024 (f)(h)(i)(k)		21,034	21,120
0.625% due 02/15/2043		51	43
1.375% due 02/15/2044 (f)		602	616
2.125% due 02/15/2040 (f)		4,437	5,320
2.125% due 02/15/2041 (f)		7,903	9,507
2.375% due 01/15/2025		248	292
U.S. Treasury Notes
0.250% due 05/31/2014		300	300
0.250% due 08/31/2014		287	287
0.250% due 09/15/2014		400	400
0.250% due 10/31/2014 †		5,000	5,006
0.250% due 11/30/2014 †		200	200
0.250% due 01/15/2015 †		2,300	2,303
0.250% due 01/31/2015 †		100	100
0.375% due 11/15/2014 †		100	100
0.500% due 10/15/2014		1,200	1,203
0.625% due 07/15/2014		1,500	1,503
1.000% due 05/15/2014		700	701
2.000% due 02/15/2023 (f)		10,800	10,273
2.250% due 05/31/2014		300	301
2.750% due 02/15/2024 (f)		10,000	10,024

Total U.S. Treasury Obligations (Cost $73,469)			69,599

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Assets Trust
0.344% due 09/25/2046		1,751	1,259
Residential Accredit Loans, Inc. Trust
0.334% due 06/25/2046		305	137

Structured Adjustable Rate Mortgage Loan Trust
5.050% due 01/25/2036 ^		1,557	1,208

Total Mortgage-Backed Securities (Cost $2,364)			2,604

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.304% due 07/25/2036		1,473	1,278

Total Asset-Backed Securities (Cost $1,156)			1,278

SOVEREIGN ISSUES 14.2%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	98,600	38,578
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)	EUR	13,448	19,469
Republic of Germany
0.750% due 04/15/2018 (c)(f)		83,444	121,266
Spain Government International Bond
3.800% due 04/30/2024		7,400	10,685

Total Sovereign Issues (Cost $186,012)			189,998

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)		12,011	85

Total Common Stocks (Cost $156)			85

EXCHANGE-TRADED FUNDS 5.8%
iShares MSCI EAFE Index Fund		328,537	22,068
Vanguard FTSE Emerging Markets ETF		1,344,522	54,560

Total Exchange-Traded Funds (Cost $75,729)			76,628

REAL ESTATE INVESTMENT TRUSTS 2.7%
FINANCIALS 2.7%
Apartment Investment & Management Co. ‘A’ (h)		241,640	7,302
Equity Residential (h)		123,970	7,189
Essex Property Trust, Inc. (h)		42,951	7,304
Home Properties, Inc.		119,463	7,182
Post Properties, Inc. (h)		150,567	7,393

Total Real Estate Investment Trusts (Cost $35,005)			36,370

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (e) 2.1%			28,440

SHORT-TERM NOTES 0.9%
Fannie Mae
0.120% due 09/24/2014 †		$200	200
Federal Home Loan Bank
0.069% due 05/14/2014 †		300	300
0.084% due 05/07/2014		1,700	1,700
0.090% due 07/18/2014 †		4,900	4,899
0.097% due 09/19/2014 †		700	700
0.100% due 07/30/2014		3,400	3,400
Freddie Mac
0.100% due 07/01/2014 - 10/24/2014 †		500	500
0.113% due 07/01/2014 †		300	300
0.120% due 07/11/2014 †		400	400

			12,399

U.S. TREASURY BILLS 2.1%
0.085% due 04/03/2014 - 03/05/2015 (b)(h)(i)(k)†		28,619	28,605

Total Short-Term Instruments (Cost $69,441)			69,444

Total Investments in Securities (Cost $475,430)			478,884

	SHARES
INVESTMENTS IN AFFILIATES 69.1%
MUTUAL FUNDS (d) 64.6%
PIMCO Emerging Local Bond Fund	5,844,167	54,877
PIMCO Emerging Markets Corporate Bond Fund	2,320,296	26,335
PIMCO EqS® Dividend Fund	7,656,317	95,015
PIMCO EqS® Emerging Markets Fund	12,211,080	103,061
PIMCO EqS® Long/Short Fund	1,204,894	14,471
PIMCO Income Fund	16,560,614	206,511
PIMCO Investment Grade Corporate Bond Fund	3,160,239	33,056
PIMCO Mortgage Opportunities Fund	1,289,266	14,259
PIMCO StocksPLUS® Fund	14,666,799	146,375
PIMCO Total Return Fund	1,869,726	20,156
PIMCO TRENDS Managed Futures Strategy Fund	6,657,564	67,641
PIMCO Unconstrained Bond Fund	7,160,967	79,988

Total Mutual Funds (Cost $853,341)		861,745

EXCHANGE-TRADED FUNDS 3.2%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	138,000	14,712
PIMCO Diversified Income Exchange-Traded Fund	285,800	14,466
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	284,100	13,838

Total Exchange-Traded Funds (Cost $42,635)		43,016

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio	4,391	44
PIMCO Short-Term Floating NAV Portfolio III	1,712,165	17,106

Total Short-Term Instruments (Cost $17,149)		17,150

Total Investments in Affiliates (Cost $913,125)		921,911

Total Investments 104.9% (Cost $1,388,555)		$1,400,795
Financial Derivative Instruments (g)(j) 0.6% (Cost or Premiums, net $10,697)		8,003
Other Assets and Liabilities, net (5.5%)		(73,751)

Net Assets 100.0%		$1,335,047

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.070%	†	03/31/2014	04/01/2014	$6,900	U.S. Treasury Notes 2.625% due 11/15/2020	$(7,063)	$6,900	$6,900
JPS	0.080%	†	03/31/2014	04/01/2014	10,800	Freddie Mac 2.205% due 12/05/2022	(208)	10,800	10,800
						Freddie Mac 2.205% due 12/05/2022	(10,947)
MSC	0.080%	†	03/31/2014	04/01/2014	5,300	U.S. Treasury Notes 0.875% due 09/15/2016	(5,413)	5,300	5,300
SAL	0.080%	†	03/31/2014	04/01/2014	5,300	U.S. Treasury Notes 0.375% due 11/15/2014	(5,407)	5,300	5,300
SSB	0.000%		03/31/2014	04/01/2014	140	Freddie Mac 2.080% due 10/17/2022	(144)	140	140

Total Repurchase Agreements							$(29,182)	$28,440	$28,440

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.020%	03/27/2014	04/01/2014	$(4,030)	$(4,030)
	0.140%	03/19/2014	04/09/2014	(703)	(703)
DEU	0.020%	03/27/2014	04/01/2014	(6,037)	(6,038)
GRE	0.000%	04/01/2014	04/02/2014	(10,063)	(10,062)
IND	0.110%	03/18/2014	04/21/2014	(6,324)	(6,324)
	0.130%	03/24/2014	04/07/2014	(14,656)	(14,657)

Total Reverse Repurchase Agreements					$(41,814)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.140%	03/24/2014	04/08/2014		$(8,839)	$(8,843)
BPG	0.130%	03/27/2014	04/10/2014		(10,418)	(10,431)
BPS	0.211%	03/24/2014	05/23/2014	EUR	(14,487)	(19,843)
	0.222%	03/27/2014	04/28/2014		(3,907)	(5,351)
	0.252%	03/31/2014	04/28/2014		(18,455)	(25,312)
FOB	0.150%	03/18/2014	04/09/2014		$(4,566)	(4,569)
	0.160%	03/19/2014	04/09/2014		(12,742)	(12,748)

Total Sale-Buyback Transactions						$(87,097)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2014 was $57,559 at a weighted average interest rate of (0.025%).
(3)	Payable for sale-buyback transactions includes $112 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $128,730 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$111.000	05/23/2014	1,100	$9	$17

Options On Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	5,824	$1,544	$1,368
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	18,983	3,228	2,196
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	5,675	1,220	1,042

				$5,992	$4,606

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,895.000	04/19/2014	11	$11	$11
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	642	4,649	2,170
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	202	1,249	1,074
				$5,909	$3,255

Total Purchased Options				$11,910	$7,878

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	5,824	$(879)	$(814)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	18,983	(1,656)	(1,073)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	5,675	(556)	(488)

				$(3,091)	$(2,375)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,750.000	04/19/2014	233	$(675)	$(36)
Put - CBOE S&P 500 Index	1,820.000	04/19/2014	97	(167)	(59)
Call - CBOE S&P 500 Index	1,930.000	04/19/2014	195	(66)	(18)
Put - CBOE S&P 500 Index	1,760.000	06/21/2014	197	(499)	(363)
Put - CBOE S&P 500 Index	1,790.000	06/21/2014	195	(467)	(457)
Call - CBOE S&P 500 Index	1,930.000	06/21/2014	197	(342)	(266)
Call - CBOE S&P 500 Index	1,940.000	06/21/2014	195	(315)	(206)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	642	(2,294)	(1,033)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	202	(585)	(498)
Put - EUREX Euro STOXX 50 Index	2,850.000	04/17/2014	977	(341)	(25)

				$(5,751)	$(2,961)

Total Written Options				$(8,842)	$(5,336)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DAX Index June Futures	Long	06/2014	120	$713	$545	$(68)
E-mini S&P 500 Index June Futures	Long	06/2014	731	418	519	0
Euro STOXX 50 June Futures	Long	06/2014	1,442	1,111	755	(79)
FTSE 100 Index June Futures	Long	06/2014	420	(358)	172	(81)
Henry Hub Natural Gas April Futures †	Long	03/2015	636	(119)	0	(452)
Henry Hub Natural Gas June Futures †	Long	06/2018	10	(1)	0	(1)
Henry Hub Natural Gas March Futures †	Short	02/2015	636	1,068	572	0
Henry Hub Natural Gas Swap April Futures †	Long	04/2018	10	(2)	0	(1)
Henry Hub Natural Gas Swap August Futures †	Long	08/2018	10	(1)	0	0
Henry Hub Natural Gas Swap December Futures †	Long	12/2017	10	6	2	0
Henry Hub Natural Gas Swap February Futures †	Long	02/2018	10	4	1	0
Henry Hub Natural Gas Swap January Futures †	Long	01/2018	10	6	2	0
Henry Hub Natural Gas Swap July Futures †	Long	07/2018	10	(1)	0	0
Henry Hub Natural Gas Swap March Futures †	Long	03/2018	10	(3)	0	(1)
Henry Hub Natural Gas Swap May Futures †	Long	05/2018	10	(2)	0	(1)
Henry Hub Natural Gas Swap November Futures †	Long	11/2018	10	7	2	0
Henry Hub Natural Gas Swap October Futures †	Long	10/2018	10	2	1	0
Henry Hub Natural Gas Swap September Futures †	Long	09/2018	10	(0)	0	0
Nikkei 225 Index June Futures	Long	06/2014	194	444	103	0
S&P CNX Nifty Index April Futures	Long	04/2014	1,141	222	34	0
U.S. Treasury 5-Year Note June Futures	Long	06/2014	1,910	(1,748)	119	0
U.S. Treasury 10-Year Note June Futures	Long	06/2014	1,725	(928)	0	(108)
U.S. Treasury 30-Year Bond June Futures	Short	06/2014	26	(28)	8	0
WTI Crude May Futures †	Long	05/2015	293	352	65	0

Total Futures Contracts				$1,162	$2,900	$(792)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month AUD-BBR-BBSW	3.250%	09/11/2015	AUD	15,400	$54	$49	$4	$0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029	CAD	38,000	321	95	0	(115)
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		24,000	(373)	(90)	124	0
Pay	3-Month USD-LIBOR	2.500%	12/18/2020		$13,500	263	124	0	(6)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		44,200	4,083	3,684	142	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		6,900	(8)	(262)	34	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		52,100	2,514	(136)	247	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		13,100	(430)	108	66	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	28,100	(102)	(175)	23	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		26,500	189	89	22	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		103,000	837	327	87	0
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		19,800	(1,120)	(982)	3	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		16,700	(649)	(772)	3	0
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		2,800	(64)	(64)	1	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		4,350	(92)	(92)	1	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		3,600	(13)	(40)	1	0
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		5,700	(140)	(153)	3	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		21,500	(112)	(266)	10	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044	EUR	19,700	(1,475)	(274)	86	0
Pay	6-Month GBP-LIBOR	2.250%	09/17/2019	GBP	78,800	(255)	139	0	(341)
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042		9,200	839	115	8	0
Receive	6-Month GBP-LIBOR	3.500%	09/17/2044		24,930	(1,276)	(663)	4	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	15,080,000	(3,148)	211	159	0
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024		710,000	(121)	14	8	0

						$(278)	$986	$1,036	$(462)

Total Swap Agreements						$(278)	$986	$1,036	$(462)

(1)	Unsettled variation margin liability of $(91) for closed futures is outstanding at period end.

(h)	Securities with an aggregate market value of $44,356 have been pledged as collateral as of March 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $14,393 and cash of $18,952 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	CLP	555,836		$985	$0	$(28)
	04/2014	EUR	53,280		73,154	6	(253)
	04/2014	INR	991,335		15,485	0	(1,007)
	04/2014	MYR	50,004		15,500	168	0
	04/2014		$900	CAD	1,002	6	0
	04/2014		633	NZD	750	17	0
	04/2014		18,577	TWD	566,698	43	0
	05/2014		7,159	EUR	5,192	0	(7)
	07/2014	INR	122,642		$1,973	0	(28)
	07/2014	TWD	566,698		18,630	0	(47)
BPS	04/2014	AUD	3,949		3,612	0	(50)
	04/2014	EUR	9,810		13,524	11	(1)
	04/2014	GBP	550		914	0	(3)
	04/2014	JPY	60,847		600	10	0
	04/2014		$631	AUD	700	18	0
	04/2014		450	MXN	5,980	7	0
	04/2014		750	NOK	4,537	7	0
	04/2014		596	NZD	700	10	0
	04/2014		5,009	TWD	151,482	0	(31)
	05/2014	JPY	734,700		$7,195	76	0
	05/2014	MXN	249,854		18,668	0	(408)
	06/2014	CAD	3,345		2,981	0	(39)
BRC	04/2014	BRL	16,826		6,951	0	(465)
	04/2014	CZK	32,190		1,590	0	(26)
	04/2014	EUR	405	PLN	1,705	5	0
	04/2014		20,055		$27,673	107	(63)
	04/2014	GBP	1,100		1,837	3	0
	04/2014	TWD	90,034		2,950	0	(8)
	04/2014		$7,435	BRL	16,826	0	(20)
	04/2014		10,512	KRW	11,373,986	176	0
	04/2014		12,202	RUB	442,456	359	0
	04/2014	ZAR	254,999		$23,575	0	(597)
	05/2014	AUD	4,081		3,760	0	(17)
	05/2014	COP	6,118,749		2,985	0	(111)
	05/2014	JPY	989,500		9,767	178	0
	05/2014	MXN	37,724		2,839	0	(41)
	05/2014	RUB	442,456		12,117	0	(337)
	05/2014	SEK	1,051		162	0	0
	05/2014		$1,350	EUR	984	5	0
	05/2014		4,475	JPY	457,900	0	(38)
	05/2014		4,038	MXN	53,839	72	0
	05/2014		285	SEK	1,835	0	(1)
	07/2014	KRW	11,373,986		$10,466	0	(180)
	07/2014		$5,367	INR	330,285	23	0
CBK	04/2014	EUR	650		$901	5	0
	04/2014	HKD	5,894		760	0	0
	04/2014	PEN	4,907		1,747	2	0
	04/2014		$3,660	AUD	4,063	107	0
	04/2014		300	CAD	335	3	0
	04/2014		5,834	EUR	4,235	1	0
	04/2014		1,745	PEN	4,907	1	0
	04/2014		2,163	PHP	97,284	9	0
	05/2014	IDR	3,473,714		$297	0	(11)
	05/2014	JPY	1,467,900		14,385	160	0
	05/2014	NOK	20,021		3,255	0	(83)
	05/2014		$1,167	EUR	845	0	(3)
	05/2014		3,872	JPY	396,100	0	(34)
	05/2014		1,368	MXN	17,974	4	0
	06/2014	CAD	7,248		$6,530	0	(15)
	06/2014	PEN	4,907		1,726	0	(1)
	07/2014	PHP	97,284		2,156	0	(13)
DUB	04/2014	AUD	2,093		1,907	0	(34)
	04/2014	GBP	1,100		1,833	2	(3)
	04/2014	TRY	18,742		8,910	187	0
	04/2014		$2,581	AUD	2,887	97	0
	04/2014		750	NOK	4,482	0	(2)
	05/2014		25,370	EUR	18,455	53	0
	06/2014		1,192	CLP	662,454	6	0
	09/2015		1,547	CNY	9,400	0	(44)
FBF	04/2014	BRL	18,488		$8,170	22	0
	04/2014	EUR	650		894	0	(1)
	04/2014	GBP	550		906	0	(11)
	04/2014	PEN	10,212		3,602	0	(31)
	04/2014		$635	AUD	700	14	0
	04/2014		7,834	BRL	18,488	314	0
	04/2014		15,546	HKD	120,686	15	0
	04/2014		7,266	KRW	7,857,638	119	0
	04/2014		604	NZD	700	2	0
	04/2014		3,614	PEN	10,212	20	(2)
	04/2014		8,591	THB	278,175	0	(23)
	05/2014	BRL	18,488		$7,774	0	(305)
	07/2014	THB	278,175		8,546	13	0
GLM	04/2014	CLP	2,918,831		5,371	75	(26)
	04/2014	EUR	827	PLN	3,480	10	0
	04/2014		29,788		$41,367	329	0
	04/2014	GBP	550		918	1	0
	04/2014	JPY	62,056		600	0	(1)
	04/2014		$1,792	AUD	1,950	13	0
	04/2014		450	BRL	1,052	13	0
	04/2014		900	CAD	1,002	6	0
	04/2014		6,178	CLP	3,474,667	157	0
	04/2014		15,942	HKD	123,767	16	0
	04/2014		1,350	MXN	17,807	13	0
	04/2014		2,250	NOK	13,534	9	0
	04/2014		1,799	NZD	2,100	20	0
	05/2014		5,855	BRL	13,645	107	0
	06/2014	CLP	2,350,289		$4,172	0	(77)
	06/2014	GBP	3,155		5,286	29	0
	06/2014	ILS	6,872		1,975	6	0
	06/2014	MXN	18,068		1,348	0	(27)
	06/2014		$4,666	CAD	5,163	0	(4)
	06/2014		1,333	GBP	800	0	0
HUS	04/2014	EUR	9,850		$13,577	7	0
	04/2014	JPY	122,987		1,200	8	0
	04/2014		$1,037	AUD	1,150	29	0
	04/2014		450	BRL	1,057	13	0
	04/2014		450	MXN	5,906	1	0
	04/2014		459	NZD	550	18	0
	04/2014		1,810	PLN	5,494	4	0
	06/2014		2,956	CAD	3,324	45	0
JPM	04/2014	CNY	5,999		$983	14	0
	04/2014	EUR	771	PLN	3,244	9	0
	04/2014	HUF	206,612		$931	6	0
	04/2014	IDR	16,599,579		1,375	0	(94)
	04/2014	INR	273,835		4,311	0	(245)
	04/2014	JPY	60,847		600	10	0
	04/2014	PLN	34,535		11,211	0	(189)
	04/2014	RUB	720,850		21,576	1,112	0
	04/2014		$1,800	BRL	4,206	47	0
	04/2014		40,234	HKD	311,974	0	(10)
	04/2014		7,266	KRW	7,861,271	122	0
	04/2014		7,901	RUB	278,394	2	0
	04/2014		2,950	TWD	90,580	26	0
	05/2014	DKK	6,525		$1,204	0	0
	05/2014		$10,380	MXN	136,829	67	0
	06/2014		1,962	ILS	6,849	1	0
	07/2014		4,348	INR	267,228	13	0
	08/2014	BRL	22,977		$9,577	0	(220)
MSC	04/2014		$631	AUD	700	18	0
	04/2014		900	BRL	2,097	20	0
	04/2014		15,546	HKD	120,684	15	0
	04/2014		1,350	MXN	17,881	18	0
	04/2014		8,513	TRY	18,742	209	0
	04/2014		5,009	TWD	151,482	0	(31)
	05/2014	TRY	18,742		$8,437	0	(210)
	08/2014	BRL	65,113		26,971	0	(790)
RBC	04/2014	JPY	61,474		600	4	0
	05/2014		$2,415	CHF	2,125	0	(10)
RYL	04/2014	JPY	185,043		$1,800	8	(1)
	04/2014		$180,283	EUR	130,848	0	(21)
	04/2014		598	NZD	700	9	0
	05/2014	CHF	7,990		$8,911	0	(130)
	05/2014	EUR	117,848		162,351	8	0
SCX	04/2014		$28,439	HKD	220,784	28	0
	04/2014		15,107	MYR	50,004	225	0
	06/2014	IDR	3,473,713		$295	0	(11)
	07/2014	HKD	220,784		28,445	0	(29)
	07/2014	MYR	50,004		15,028	0	(242)
SOG	04/2014	AUD	5,173		4,664	0	(133)
	04/2014	EUR	1,300		1,804	14	0
	04/2014		$445	AUD	500	19	0
	04/2014		1,500	NOK	8,973	0	(2)
	04/2014		1,092	NZD	1,300	36	0
	04/2014		8,042	ZAR	89,805	471	0
	05/2014		5,031	EUR	3,650	0	(3)
UAG	04/2014	BRL	33,679		$13,827	0	(1,016)
	04/2014	EUR	14,900		20,383	0	(144)
	04/2014	GBP	550		906	0	(11)
	04/2014	HKD	892,002		115,052	44	0
	04/2014	IDR	33,025,944		2,656	0	(267)
	04/2014	JPY	61,474		600	4	0
	04/2014	KRW	27,092,895		25,573	113	0
	04/2014	PHP	97,284		2,202	30	0
	04/2014	THB	278,175		8,594	26	0
	04/2014	TWD	870,208		29,564	971	0
	04/2014		$14,232	BRL	33,679	613	(2)
	04/2014		300	CAD	334	2	0
	04/2014		22,521	INR	1,387,102	553	0
	04/2014		750	NOK	4,492	0	0
	05/2014	BRL	32,018		$13,395	0	(596)
	05/2014	IDR	16,599,578		1,366	0	(102)
	07/2014	INR	1,265,170		20,185	0	(460)

Total Forward Foreign Currency Contracts						$8,279	$(9,526)

Purchased Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$600	$38	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$78,100	$1,353	$1,133
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	23,800	1,032	370
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	19,200	967	2
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	32,800	8	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	53,400	2,114	1,743
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	38,700	5	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	98,800	2,084	1,433
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	42,550	1,811	1,389

							$9,374	$6,070

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus CAD	CAD	1.120	04/02/2014		$600	$2	$0
	Call - OTC USD versus CAD		1.136	04/15/2014		600	2	0
	Call - OTC USD versus CAD		1.133	04/23/2014		600	2	1
BPS	Call - OTC EUR versus USD		$1.393	04/01/2014	EUR	1,300	5	0
	Put - OTC EUR versus USD		1.000	05/22/2015		25,000	787	19
	Call - OTC GBP versus USD		1.680	04/24/2014	GBP	1,100	4	5
	Put - OTC NZD versus USD		0.838	04/21/2014	NZD	1,400	4	1
	Put - OTC USD versus JPY	JPY	99.660	04/11/2014		$1,200	5	0
	Call - OTC USD versus NOK	NOK	6.151	04/23/2014		1,500	6	2
BRC	Call - OTC EUR versus USD		$1.394	04/22/2014	EUR	1,300	4	4
	Call - OTC GBP versus USD		1.691	04/03/2014	GBP	1,100	5	0
	Call - OTC GBP versus USD		1.689	04/10/2014		1,100	4	1
DUB	Put - OTC EUR versus USD		1.000	05/22/2015	EUR	22,700	1,124	17
FBF	Put - OTC AUD versus USD		0.890	04/14/2014	AUD	1,400	5	0
	Call - OTC GBP versus USD		1.667	04/17/2014	GBP	1,100	5	9
	Put - OTC NZD versus USD		0.849	04/28/2014	NZD	1,400	5	5
GLM	Put - OTC AUD versus USD		0.895	04/21/2014	AUD	1,300	4	1
	Put - OTC AUD versus USD		0.908	04/28/2014		1,300	5	5
	Call - OTC USD versus BRL	BRL	2.393	04/03/2014		$900	4	0
	Call - OTC USD versus MXN	MXN	13.442	04/03/2014		900	4	0
	Call - OTC USD versus NOK	NOK	6.108	04/02/2014		1,500	6	0
HUS	Call - OTC USD versus BRL	BRL	2.407	04/16/2014		900	4	0
	Call - OTC USD versus MXN	MXN	13.360	04/24/2014		900	3	2
JPM	Call - OTC USD versus TWD	TWD	31.970	03/16/2015		1,961	10	10
MSX	Put - OTC AUD versus USD		$0.886	04/07/2014	AUD	1,400	5	0
	Call - OTC USD versus BRL	BRL	2.435	04/10/2014		$900	5	0
	Call - OTC USD versus BRL		2.334	04/24/2014		900	4	4
	Call - OTC USD versus MXN	MXN	13.506	04/10/2014		900	4	0
	Call - OTC USD versus MXN		13.537	04/16/2014		900	4	0
RBC	Put - OTC USD versus JPY	JPY	100.890	04/17/2014		1,200	4	2
RYL	Put - OTC NZD versus USD		$0.840	04/14/2014	NZD	1,400	5	0
	Put - OTC USD versus JPY	JPY	101.770	04/04/2014		$1,200	6	1
	Put - OTC USD versus JPY		101.070	04/25/2014		1,200	4	3
	Call - OTC EUR versus USD		1.402	04/08/2014	EUR	1,300	4	1
	Call - OTC EUR versus USD		1.407	04/15/2014		1,300	5	1
	Put - OTC NZD versus USD		0.830	04/07/2014		1,500	5	0
	Call - OTC USD versus NOK	NOK	6.074	04/09/2014		$1,500	5	3
	Call - OTC USD versus NOK		6.090	04/16/2014		1,500	6	3
UAG	Call - OTC USD versus CAD	CAD	1.130	04/09/2014		600	2	0

							$2,077	$100

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC Taiwan Stock Exchange Weighted Index	8,923.294	09/17/2014	$251	$11	$11
CBK	Call - OTC Taiwan Stock Exchange Weighted Index	8,929.534	09/17/2014	765	33	33
SOG	Call - OTC Taiwan Stock Exchange Weighted Index	8,925.110	09/17/2014	534	23	23

					$67	$67

Total Purchased Options					$11,556	$6,238

Written Options:

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures †	$160.000	11/10/2015	$600	$(38)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$90,900	$(1,139)	$(504)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	80,600	(967)	0

							$(2,106)	$(504)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	EUR	900	$(3)	$(1)
BPS	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		1,800	(6)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		4,300	(15)	(13)
CBK	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		10,100	(30)	(13)
DUB	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		1,700	(6)	(2)
GST	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		5,600	(15)	(7)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	06/18/2014		900	(2)	(2)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		1,600	(5)	(5)
JPM	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		3,400	(9)	(4)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		1,800	(6)	(5)
MYC	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		1,800	(6)	(2)

							$(103)	$(56)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus CAD	CAD	1.091	04/02/2014		$600	$(2)	$0
	Put - OTC USD versus CAD		1.104	04/15/2014		600	(2)	(3)
	Put - OTC USD versus CAD		1.104	04/23/2014		600	(2)	(4)
BPS	Put - OTC EUR versus USD		$1.357	04/01/2014	EUR	1,300	(5)	0
	Put - OTC GBP versus USD		1.644	04/24/2014	GBP	1,100	(4)	(3)
	Call - OTC NZD versus USD		0.865	04/21/2014	NZD	1,400	(4)	(11)
	Call - OTC USD versus BRL	BRL	2.468	06/25/2014		$2,743	(28)	(18)
	Call - OTC USD versus JPY	JPY	103.040	04/11/2014		1,200	(4)	(9)
	Put - OTC USD versus NOK	NOK	5.955	04/23/2014		1,500	(5)	(9)
BRC	Put - OTC EUR versus USD		$1.362	04/22/2014	EUR	1,300	(5)	(5)
	Put - OTC GBP versus USD		1.651	04/03/2014	GBP	1,100	(5)	0
	Put - OTC GBP versus USD		1.650	04/10/2014		1,100	(5)	(1)
DUB	Put - OTC USD versus JPY	JPY	97.000	05/30/2014		$29,500	(143)	(31)
FBF	Call - OTC AUD versus USD		$0.922	04/14/2014	AUD	1,400	(4)	(13)
	Put - OTC GBP versus USD		1.629	04/17/2014	GBP	1,100	(5)	(1)
	Call - OTC NZD versus USD		0.877	04/28/2014	NZD	1,400	(4)	(4)
GLM	Call - OTC AUD versus USD		0.925	04/21/2014	AUD	1,300	(4)	(11)
	Call - OTC AUD versus USD		0.938	04/28/2014		1,300	(4)	(4)
	Put - OTC USD versus BRL	BRL	2.290	04/03/2014		$900	(4)	(10)
	Put - OTC USD versus MXN	MXN	12.976	04/03/2014		900	(3)	(1)
	Put - OTC USD versus NOK	NOK	5.898	04/02/2014		1,500	(5)	0
HUS	Put - OTC USD versus BRL	BRL	2.298	04/16/2014		900	(4)	(14)
	Call - OTC USD versus INR	INR	64.000	06/26/2014		8,519	(82)	(69)
	Put - OTC USD versus MXN	MXN	12.925	04/24/2014		900	(3)	(3)
JPM	Put - OTC USD versus TWD	TWD	29.300	03/16/2015		1,961	(10)	(10)
MSX	Call - OTC AUD versus USD		$0.917	04/07/2014	AUD	1,400	(4)	(17)
	Put - OTC USD versus BRL	BRL	2.327	04/10/2014		$900	(4)	(23)
	Put - OTC USD versus BRL		2.239	04/24/2014		900	(4)	(4)
	Put - OTC USD versus MXN	MXN	13.040	04/10/2014		900	(3)	(4)
	Put - OTC USD versus MXN		13.078	04/16/2014		900	(3)	(7)
RBC	Call - OTC USD versus JPY	JPY	103.930	04/17/2014		1,200	(4)	(5)
RYL	Call - OTC NZD versus USD		$0.869	04/14/2014	NZD	1,400	(4)	(7)
	Call - OTC USD versus JPY	JPY	105.050	04/04/2014		$1,200	(6)	0
	Call - OTC USD versus JPY		104.330	04/25/2014		1,200	(4)	(5)
SOG	Put - OTC EUR versus USD		$1.369	04/08/2014	EUR	1,300	(5)	(4)
	Put - OTC EUR versus USD		1.373	04/15/2014		1,300	(5)	(7)
	Call - OTC NZD versus USD		0.858	04/07/2014	NZD	1,500	(4)	(16)
	Put - OTC USD versus NOK	NOK	5.885	04/09/2014		$1,500	(5)	(1)
	Put - OTC USD versus NOK		5.896	04/16/2014		1,500	(6)	(3)
UAG	Put - OTC USD versus CAD	CAD	1.101	04/09/2014		600	(2)	(2)
	Call - OTC USD versus INR	INR	64.000	06/26/2014		4,777	(44)	(39)
							$(453)	$(378)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC Nikkei Stock Average Volatility Index	13,950.000	04/25/2014	JPY	28,293	$(577)	$(263)
CBK	Put - OTC Nikkei Stock Average Volatility Index	13,907.008	04/11/2014		14,361	(293)	(41)

						$(870)	$(304)

Total Written Options						$(3,570)	$(1,243)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	New York Times Co.	(1.000%	)	03/20/2015	0.100%	$2,000	$115	$(134)	$0	$(19)
CBK	Turkey Government International Bond	(1.000%	)	03/20/2019	2.086%	1,000	66	(16)	50	0

							$181	$(150)	$50	$(19)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.787%	$16,400	$(60)	$225	$165	$0
BPS	Venezuela Government International Bond	5.000%	03/20/2015	11.417%	200	(2)	(9)	0	(11)
BRC	Italy Government International Bond	1.000%	12/20/2016	0.851%	4,000	(21)	39	18	0
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.400%	7,200	(134)	294	160	0
	China Government International Bond	1.000%	12/20/2016	0.431%	3,200	(152)	202	50	0
	Russia Government International Bond	1.000%	03/20/2019	2.107%	500	(42)	16	0	(26)
DUB	China Government International Bond	1.000%	12/20/2016	0.431%	1,300	(66)	86	20	0
	Italy Government International Bond	1.000%	12/20/2016	0.851%	4,000	(20)	38	18	0
	Spain Government International Bond	1.000%	12/20/2016	0.613%	4,000	(4)	47	43	0
	Venezuela Government International Bond	5.000%	03/20/2015	11.417%	759	2	(45)	0	(43)
FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.193%	600	9	27	36	0
	China Government International Bond	1.000%	12/20/2016	0.431%	800	(38)	51	13	0
	Mexico Government International Bond	1.000%	12/20/2018	0.787%	6,200	(21)	84	63	0
GST	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.193%	200	(7)	19	12	0
	Brazil Government International Bond	1.000%	12/20/2015	0.607%	3,900	(11)	39	28	0
HUS	Russia Government International Bond	1.000%	03/20/2019	2.107%	400	(33)	13	0	(20)
MYC	Spain Government International Bond	1.000%	12/20/2016	0.613%	5,400	(2)	61	59	0
RYL	China Government International Bond	1.000%	12/20/2016	0.431%	3,400	(158)	212	54	0

						$(760)	$1,399	$739	$(100)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.600%	01/02/2017	BRL	900	$0	$(29)	$0	$(29)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		40,000	408	(1,472)	0	(1,064)
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		2,700	5	(83)	0	(78)
	Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	300	2	(8)	0	(6)
BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	1,600	(5)	144	139	0
CBK	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016		$35,200	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.745%	03/27/2016		96,600	0	29	29	0
DUB	Receive	3-Month USD-CPURNSA Index	1.750%	03/26/2016		25,100	0	7	7	0
	Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	AUD	5,400	(93)	69	0	(24)
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	2,300	13	187	200	0
	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	8,800	(11)	(239)	0	(250)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	6,100	64	466	531	(1)
MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		1,800	3	154	157	0
	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	63,800	(157)	(1,738)	0	(1,895)
NGF	Receive	3-Month USD-CPURNSA Index	1.765%	03/26/2016		$18,700	0	0	0	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,900	(7)	(105)	0	(112)

							$222	$(2,619)	$1,063	$(3,460)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
BOA	Receive	KOSPI 200 Index	84,000,000	3-Month USD-LIBOR plus a specified spread	06/12/2014	KRW 21,539,233	$144	$144	$0

(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	GOLDLNPM Index †	2.723%	06/05/2014	$1,960	$0	$0	$0	$0
	Pay	GOLDLNPM Index †	2.890%	06/13/2014	10,590	0	11	11	0
GST	Pay	S&P 500 Index	7.156%	12/18/2015	15,424	0	694	694	0

						$0	$705	$705	$0

Total Swap Agreements						$(357)	$(521)	$2,701	$(3,579)

(k)	Securities with an aggregate market value of $2,353 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$28,868	$0	$28,868
Industrials	0	4,010	0	4,010
U.S. Treasury Obligations	0	69,599	0	69,599
Mortgage-Backed Securities	0	2,604	0	2,604
Asset-Backed Securities	0	1,278	0	1,278
Sovereign Issues	0	189,998	0	189,998
Common Stocks
Consumer Discretionary	85	0	0	85
Exchange-Traded Funds	76,628	0	0	76,628
Real Estate Investment Trusts
Financials	36,370	0	0	36,370
Short-Term Instruments
Repurchase Agreements	0	28,440	0	28,440
Short-Term Notes	0	12,399	0	12,399
U.S. Treasury Bills	0	28,605	0	28,605
	$113,083	$365,801	$0	$478,884
Investments in Affiliates, at Value
Mutual Funds	861,745	0	0	861,745
Exchange-Traded Funds	43,016	0	0	43,016
Short-Term Instruments
Central Funds Used for Cash Management Purposes	17,150	0	0	17,150
	$921,911	$0	$0	$921,911
Total Investments	$1,034,994	$365,801	$0	$1,400,795

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,900	8,914	0	11,814
Over the counter	0	17,218	0	17,218
	$2,900	$26,132	$0	$29,032

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(792)	(5,798)	0	(6,590)
Over the counter	0	(14,348)	0	(14,348)

	$(792)	$(20,146)	$0	$(20,938)

Totals	$1,037,102	$371,787	$0	$1,408,889

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.5%
BANK LOAN OBLIGATIONS 1.3%
AerCap Holdings NV
1.750% due 02/24/2015		$5,250	$5,238
Catalent Pharma Solutions, Inc.
3.653% due 09/15/2016		979	985
Darling International, Inc.
3.250% due 01/06/2021		250	250
Gardner Denver, Inc.
4.250% due 07/30/2020		498	498
Grifols Worldwide Operations Ltd.
3.154% due 02/27/2021		750	750
Industrial Packaging Group
6.000% due 03/06/2015		2,000	1,991
Multiplan, Inc.
0.234% due 03/06/2021		750	751
6.000% due 03/31/2022		1,150	1,144
Ortho-Clinical Diagnostics, Inc.
7.000% due 02/12/2015		3,250	3,228
Sun Products Corp.
5.500% due 03/23/2020		495	473
Transunion LLC
3.000% due 03/17/2021		1,000	1,003

Total Bank Loan Obligations (Cost $16,298)			16,311

CORPORATE BONDS & NOTES 89.0%
BANKING & FINANCE 9.3%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,000	1,075
Ally Financial, Inc.
3.125% due 01/15/2016		1,500	1,535
3.500% due 07/18/2016		1,000	1,033
4.750% due 09/10/2018		1,000	1,061
5.500% due 02/15/2017		3,000	3,270
6.250% due 12/01/2017		3,500	3,920
6.750% due 12/01/2014		100	104
7.500% due 09/15/2020		3,500	4,174
8.000% due 03/15/2020		2,000	2,420
8.000% due 11/01/2031		1,500	1,837
8.300% due 02/12/2015		1,750	1,854
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,319
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		500	458
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	1,000	2,262
Barclays PLC
8.250% due 12/15/2018 (c)		$750	789
Capsugel Finance Co. S.C.A.
9.875% due 08/01/2019	EUR	2,000	3,041
CBRE Services, Inc.
5.000% due 03/15/2023		$2,000	2,012
CIT Group, Inc.
4.250% due 08/15/2017		4,500	4,725
5.000% due 05/15/2017		1,000	1,074
5.000% due 08/15/2022		9,000	9,377
5.250% due 03/15/2018		2,500	2,697
5.500% due 02/15/2019		2,000	2,162
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,583
Corrections Corp. of America
4.625% due 05/01/2023		2,500	2,425
Credit Agricole S.A.
7.875% due 01/23/2024 (c)		1,500	1,587
8.375% due 10/13/2019 (c)		2,000	2,280
Credit Suisse
6.500% due 08/08/2023		750	825
Denali Borrower LLC
5.625% due 10/15/2020		3,000	3,060
E*TRADE Financial Corp.
6.000% due 11/15/2017		500	528
6.375% due 11/15/2019		2,000	2,185
6.750% due 06/01/2016		500	544
General Motors Financial Co., Inc.
2.750% due 05/15/2016		250	254

3.250% due 05/15/2018		2,000	2,025
4.250% due 05/15/2023		3,000	2,970
HBOS PLC
6.750% due 05/21/2018		1,000	1,135
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		2,000	2,145
International Lease Finance Corp.
5.875% due 08/15/2022		1,000	1,061
6.250% due 05/15/2019		2,000	2,215
7.125% due 09/01/2018		1,750	2,043
8.625% due 09/15/2015		3,000	3,315
8.750% due 03/15/2017		2,000	2,355
Jefferies Finance LLC
6.875% due 04/15/2022		500	506
7.375% due 04/01/2020		2,000	2,110
LBG Capital PLC
7.625% due 10/14/2020	EUR	250	373
7.869% due 08/25/2020	GBP	600	1,053
7.875% due 11/01/2020		$2,000	2,197
8.000% due 06/15/2020 (c)		500	539
9.125% due 07/15/2020	GBP	500	879
PNK Finance Corp.
6.375% due 08/01/2021		$1,500	1,568
Provident Funding Associates LP
6.750% due 06/15/2021		500	503
RBS Capital Trust
2.413% due 06/30/2014 (c)	EUR	350	465
Regions Financial Corp.
7.375% due 12/10/2037		$1,500	1,723
RHP Hotel Properties LP
5.000% due 04/15/2021		2,000	2,025
Royal Bank of Scotland Group PLC
7.640% due 09/30/2017 (c)		1,000	1,020
7.648% due 09/30/2031 (c)		250	270
SLM Corp.
4.875% due 06/17/2019		2,000	2,040
5.000% due 06/15/2018		450	448
8.000% due 03/25/2020		1,000	1,155
8.450% due 06/15/2018		2,000	2,362
Societe Generale S.A.
7.875% due 12/18/2023 (c)		2,000	2,080
Sophia Holding Finance LP
9.625% due 12/01/2018		250	263
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	1,103
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	356
UBS AG
7.152% due 12/21/2017 (c)	EUR	600	938
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		$660	706
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	1,000	1,769

			115,185

INDUSTRIALS 71.3%
21st Century Oncology, Inc.
9.875% due 04/15/2017		$750	743
Accudyne Industries Borrower
7.750% due 12/15/2020		2,500	2,706
Activision Blizzard, Inc.
5.625% due 09/15/2021		1,000	1,073
6.125% due 09/15/2023		3,000	3,274
ADT Corp.
3.500% due 07/15/2022		3,500	3,082
4.125% due 04/15/2019		1,000	994
4.125% due 06/15/2023		1,000	897
4.875% due 07/15/2042		750	620
6.250% due 10/15/2021		2,000	2,057
Aguila S.A.
7.875% due 01/31/2018		2,500	2,658
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,600	1,734
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,090
Alere, Inc.
8.625% due 10/01/2018		2,500	2,694
Aleris International, Inc.
7.625% due 02/15/2018		3,000	3,116
7.875% due 11/01/2020		750	776
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,250	2,469
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		1,000	1,058

Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,338
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,081
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (b)		1,000	1,035
AMC Networks, Inc.
4.750% due 12/15/2022		5,000	5,000
7.750% due 07/15/2021		600	680
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		1,250	1,297
Amsted Industries, Inc.
5.000% due 03/15/2022		1,500	1,513
Antero Resources Finance Corp.
5.375% due 11/01/2021		750	762
6.000% due 12/01/2020		1,000	1,069
7.250% due 08/01/2019		650	696
ARAMARK Corp.
5.750% due 03/15/2020		2,000	2,122
ArcelorMittal
4.250% due 08/05/2015		2,000	2,067
Arch Coal, Inc.
7.000% due 06/15/2019		500	389
7.250% due 10/01/2020		250	193
7.250% due 06/15/2021		1,000	760
8.000% due 01/15/2019		500	501
ARD Finance S.A.
11.125% due 06/01/2018 (b)		658	725
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		1,000	1,068
9.250% due 10/15/2020	EUR	2,000	3,086
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	1,000	1,909
Ashland, Inc.
3.875% due 04/15/2018		$750	778
4.750% due 08/15/2022		4,000	3,945
6.875% due 05/15/2043		1,250	1,266
Ashtead Capital, Inc.
6.500% due 07/15/2022		1,000	1,093
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,586
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	270
Avaya, Inc.
7.000% due 04/01/2019		1,500	1,496
Avis Budget Car Rental LLC
2.986% due 12/01/2017		750	759
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		1,000	1,093
Axiall Corp.
4.875% due 05/15/2023		1,000	985
B&G Foods, Inc.
4.625% due 06/01/2021		2,000	1,982
B/E Aerospace, Inc.
5.250% due 04/01/2022		3,000	3,101
6.875% due 10/01/2020		1,000	1,103
Ball Corp.
4.000% due 11/15/2023		2,500	2,350
BC Mountain LLC
7.000% due 02/01/2021		1,000	995
Belden, Inc.
5.500% due 09/01/2022		2,000	2,035
Berry Plastics Corp.
9.500% due 05/15/2018		1,500	1,588
9.750% due 01/15/2021		2,000	2,332
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016		1,500	1,541
Big Heart Pet Brands
7.625% due 02/15/2019		2,769	2,888
Biomet, Inc.
6.500% due 08/01/2020		7,500	8,115
6.500% due 10/01/2020		5,000	5,337
BlueScope Steel Finance Ltd.
7.125% due 05/01/2018		1,000	1,063
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,500	1,586
Boise Cascade Co.
6.375% due 11/01/2020		750	808
Bristow Group, Inc.
6.250% due 10/15/2022		400	426
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,175
6.875% due 08/15/2018		250	264
7.000% due 02/15/2020		900	970
7.500% due 03/15/2020		500	541

Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,394	1,526
Burger King Corp.
9.875% due 10/15/2018		1,500	1,644
Cablevision Systems Corp.
5.875% due 09/15/2022		2,000	2,050
8.000% due 04/15/2020		1,000	1,171
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		1,000	890
Calcipar S.A.
6.875% due 05/01/2018		500	535
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,750	1,864
Capsugel S.A.
7.000% due 05/15/2019		2,000	2,064
Carlson Wagonlit BV
6.875% due 06/15/2019		750	804
7.500% due 06/15/2019	EUR	250	377
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		$1,250	1,472
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		1,000	1,019
Catamaran Corp.
4.750% due 03/15/2021		1,000	1,016
CBS Outdoor Americas Capital LLC
5.250% due 02/15/2022		500	514
5.625% due 02/15/2024		300	308
CCO Holdings LLC
5.125% due 02/15/2023		2,000	1,935
5.250% due 09/30/2022		6,000	5,947
5.750% due 09/01/2023		2,750	2,743
6.500% due 04/30/2021		1,000	1,064
6.625% due 01/31/2022		1,000	1,073
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	990
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,731
Cequel Communications Holdings LLC
5.125% due 12/15/2021		3,000	2,985
6.375% due 09/15/2020		1,650	1,732
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,522
Ceridian Corp.
8.875% due 07/15/2019		$250	285
CGG S.A.
6.500% due 06/01/2021		1,000	1,020
9.500% due 05/15/2016		851	881
CHC Helicopter S.A.
9.250% due 10/15/2020		2,250	2,455
Chemtura Corp.
5.750% due 07/15/2021		1,500	1,564
Chesapeake Energy Corp.
5.750% due 03/15/2023		5,000	5,319
9.500% due 02/15/2015		2,000	2,142
Churchill Downs, Inc.
5.375% due 12/15/2021		250	256
Cimarex Energy Co.
5.875% due 05/01/2022		500	545
Cinemark USA, Inc.
5.125% due 12/15/2022		1,000	1,005
Clean Harbors, Inc.
5.125% due 06/01/2021		1,500	1,537
5.250% due 08/01/2020		1,000	1,035
Clear Channel Communications, Inc.
9.000% due 03/01/2021		2,000	2,097
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,750
7.625% due 03/15/2020		4,000	4,340
CNH Capital LLC
3.625% due 04/15/2018		2,000	2,045
3.875% due 11/01/2015		1,000	1,033
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	1,010
Columbus International, Inc.
7.375% due 03/30/2021		1,250	1,289
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	271
CommScope, Inc.
8.250% due 01/15/2019		2,200	2,392
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,053
5.125% due 08/01/2021		1,750	1,802
6.875% due 02/01/2022		2,500	2,625
7.125% due 07/15/2020		2,000	2,172
8.000% due 11/15/2019		3,500	3,863

Concho Resources, Inc.
5.500% due 04/01/2023		500	523
6.500% due 01/15/2022		1,750	1,916
7.000% due 01/15/2021		750	831
CONSOL Energy, Inc.
8.000% due 04/01/2017		1,000	1,045
8.250% due 04/01/2020		3,000	3,274
Constellation Brands, Inc.
4.250% due 05/01/2023		5,000	4,900
6.000% due 05/01/2022		1,000	1,113
7.250% due 05/15/2017		1,000	1,165
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		80	85
Continental Resources, Inc.
7.375% due 10/01/2020		250	282
8.250% due 10/01/2019		50	54
ConvaTec Finance International S.A.
8.250% due 01/15/2019		4,000	4,130
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,341
Crown Americas LLC
4.500% due 01/15/2023		3,000	2,880
Crown Castle International Corp.
5.250% due 01/15/2023		5,000	5,106
7.125% due 11/01/2019		500	534
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	255
CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,332
7.875% due 02/15/2018		2,000	2,320
8.625% due 02/15/2019		1,000	1,200
CST Brands, Inc.
5.000% due 05/01/2023		1,250	1,234
Darling International, Inc.
5.375% due 01/15/2022		3,000	3,086
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		5,000	5,350
6.375% due 11/01/2018		1,000	1,053
6.625% due 11/01/2020		2,000	2,152
Denbury Resources, Inc.
4.625% due 07/15/2023		1,000	935
8.250% due 02/15/2020		2,000	2,185
Digicel Group Ltd.
7.125% due 04/01/2022 (a)		2,000	2,027
8.250% due 09/30/2020		1,000	1,073
10.500% due 04/15/2018		1,000	1,065
Digicel Ltd.
6.000% due 04/15/2021		1,000	1,025
8.250% due 09/01/2017		3,000	3,135
DigitalGlobe, Inc.
5.250% due 02/01/2021		1,500	1,489
DineEquity, Inc.
9.500% due 10/30/2018		3,000	3,285
DISH DBS Corp.
5.000% due 03/15/2023		5,000	5,050
5.125% due 05/01/2020		500	523
5.875% due 07/15/2022		5,000	5,350
6.750% due 06/01/2021		1,000	1,123
7.125% due 02/01/2016		2,000	2,190
7.875% due 09/01/2019		2,500	2,962
DJO Finance LLC
7.750% due 04/15/2018		3,500	3,701
9.750% due 10/15/2017		500	533
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		750	804
Eagle Spinco, Inc.
4.625% due 02/15/2021		3,500	3,474
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		1,000	1,055
El Paso LLC
7.250% due 06/01/2018		500	571
7.750% due 01/15/2032		500	537
7.800% due 08/01/2031		1,150	1,228
8.050% due 10/15/2030		780	835
Endo Finance LLC
5.750% due 01/15/2022		3,500	3,596
Endo Health Solutions, Inc.
7.000% due 07/15/2019		1,500	1,624
7.000% due 12/15/2020		1,500	1,624
7.250% due 01/15/2022		1,250	1,359
Envision Healthcare Corp.
8.125% due 06/01/2019		975	1,045
Era Group, Inc.
7.750% due 12/15/2022		750	795
First Data Corp.
6.750% due 11/01/2020		3,500	3,780

8.250% due 01/15/2021	4,000	4,360
12.625% due 01/15/2021	500	598
First Quality Finance Co., Inc.
4.625% due 05/15/2021	2,500	2,444
First Quantum Minerals Ltd.
6.750% due 02/15/2020	1,140	1,160
7.000% due 02/15/2021	1,250	1,278
Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	628
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	2,162
8.250% due 11/01/2019	2,000	2,207
Ford Motor Co.
9.215% due 09/15/2021	200	262
Forest Laboratories, Inc.
5.000% due 12/15/2021	4,000	4,240
Forest Oil Corp.
7.250% due 06/15/2019	788	694
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,353
5.875% due 01/31/2022	1,250	1,334
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	853
Gardner Denver, Inc.
6.875% due 08/15/2021	5,000	5,175
General Cable Corp.
6.500% due 10/01/2022	1,250	1,275
Geo Group, Inc.
5.125% due 04/01/2023	1,000	985
Gibraltar Industries, Inc.
6.250% due 02/01/2021	750	803
GLP Capital LP
5.375% due 11/01/2023	1,500	1,549
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020	1,000	1,119
Graphic Packaging International, Inc.
4.750% due 04/15/2021	2,500	2,516
7.875% due 10/01/2018	1,000	1,074
Griffey Intermediate, Inc.
7.000% due 10/15/2020	2,500	2,194
Griffon Corp.
5.250% due 03/01/2022	3,000	2,977
7.125% due 04/01/2018	1,000	1,054
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	1,250	1,281
H&E Equipment Services, Inc.
7.000% due 09/01/2022	750	829
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	5,500	5,424
HCA Holdings, Inc.
6.250% due 02/15/2021	4,000	4,292
7.750% due 05/15/2021	1,500	1,657
HCA, Inc.
4.750% due 05/01/2023	5,000	4,956
5.000% due 03/15/2024	2,500	2,511
5.875% due 05/01/2023	1,750	1,805
6.500% due 02/15/2020	2,500	2,806
7.190% due 11/15/2015	180	196
7.250% due 09/15/2020	2,975	3,224
7.500% due 02/15/2022	4,000	4,580
8.000% due 10/01/2018	3,500	4,156
HD Supply, Inc.
7.500% due 07/15/2020	5,000	5,481
8.125% due 04/15/2019	3,000	3,360
11.000% due 04/15/2020	2,000	2,385
11.500% due 07/15/2020	1,250	1,491
Headwaters, Inc.
7.625% due 04/01/2019	2,000	2,165
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018	1,000	1,020
Hecla Mining Co.
6.875% due 05/01/2021	500	488
Hertz Corp.
5.875% due 10/15/2020	500	536
6.250% due 10/15/2022	500	538
6.750% due 04/15/2019	3,000	3,229
7.375% due 01/15/2021	1,500	1,657
Hexion U.S. Finance Corp.
6.625% due 04/15/2020	1,500	1,560
8.875% due 02/01/2018	2,000	2,090
9.000% due 11/15/2020	2,000	1,990
Hiland Partners LP
7.250% due 10/01/2020	500	546
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	3,500	3,664

HJ Heinz Finance Co.
7.125% due 08/01/2039		1,500	1,609
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,125
Hospira, Inc.
5.200% due 08/12/2020		500	535
5.800% due 08/12/2023		1,000	1,096
Host Hotels & Resorts LP
6.000% due 10/01/2021		2,000	2,263
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	551
7.625% due 06/15/2021		1,000	1,133
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		1,000	1,080
Huntsman International LLC
4.875% due 11/15/2020		2,500	2,528
8.625% due 03/15/2021		4,000	4,500
IASIS Healthcare LLC
8.375% due 05/15/2019		3,000	3,217
Igloo Holdings Corp.
8.250% due 12/15/2017 (b)		600	615
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,135
IMS Health, Inc.
6.000% due 11/01/2020		2,000	2,110
Ineos Finance PLC
7.500% due 05/01/2020		2,000	2,202
INEOS Group Holdings S.A.
6.125% due 08/15/2018		1,500	1,562
6.500% due 08/15/2018	EUR	1,500	2,175
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		$4,000	3,935
6.625% due 12/15/2022		500	523
7.250% due 04/01/2019		1,500	1,620
7.250% due 10/15/2020		4,250	4,627
7.500% due 04/01/2021		3,500	3,859
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		1,500	1,584
8.125% due 06/01/2023		2,000	2,127
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,629
Interline Brands, Inc.
10.000% due 11/15/2018 (b)		250	273
Iron Mountain, Inc.
5.750% due 08/15/2024		1,000	979
Jaguar Holding Co.
9.375% due 10/15/2017 (b)		500	528
9.500% due 12/01/2019		1,000	1,118
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		2,500	2,572
8.125% due 05/15/2021		2,000	2,280
Jarden Corp.
7.500% due 05/01/2017		1,500	1,734
JMC Steel Group, Inc.
8.250% due 03/15/2018		2,000	2,052
Kindred Healthcare, Inc.
6.375% due 04/15/2022 (a)		2,500	2,519
Kinetic Concepts, Inc.
10.500% due 11/01/2018		2,500	2,887
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021		500	516
L Brands, Inc.
5.625% due 02/15/2022		1,000	1,061
Lamar Media Corp.
5.000% due 05/01/2023		1,000	1,005
5.875% due 02/01/2022		500	533
Land O’ Lakes, Inc.
6.000% due 11/15/2022		1,000	1,065
Laredo Petroleum, Inc.
9.500% due 02/15/2019		1,500	1,663
Lear Corp.
4.750% due 01/15/2023		1,000	980
Lee Enterprises, Inc.
9.500% due 03/15/2022		500	516
Lender Processing Services, Inc.
5.750% due 04/15/2023		750	803
Levi Strauss & Co.
7.625% due 05/15/2020		1,000	1,091
Lightstream Resources Ltd.
8.625% due 02/01/2020		1,500	1,508
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		1,000	1,099
LKQ Corp.
4.750% due 05/15/2023		1,500	1,425
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		500	384

Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		3,500	3,335
Manitowoc Co., Inc.
5.875% due 10/15/2022		1,250	1,338
8.500% due 11/01/2020		3,000	3,382
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,772
McClatchy Co.
9.000% due 12/15/2022		1,500	1,753
MCE Finance Ltd.
5.000% due 02/15/2021		4,000	4,020
MGM Resorts International
6.625% due 12/15/2021		5,000	5,506
6.750% due 10/01/2020		3,000	3,334
6.875% due 04/01/2016		450	494
7.500% due 06/01/2016		1,500	1,678
7.625% due 01/15/2017		2,000	2,292
7.750% due 03/15/2022		2,000	2,330
8.625% due 02/01/2019		1,500	1,804
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,000	2,145
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,611
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		2,000	2,057
Mueller Water Products, Inc.
8.750% due 09/01/2020		440	494
MultiPlan, Inc.
9.875% due 09/01/2018		1,750	1,907
Murphy Oil USA, Inc.
6.000% due 08/15/2023		1,250	1,297
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	500	753
8.875% due 12/01/2018		$2,250	2,461
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,620
NCR Corp.
4.625% due 02/15/2021		1,500	1,515
5.000% due 07/15/2022		2,000	2,012
5.875% due 12/15/2021		500	529
6.375% due 12/15/2023		500	534
NeuStar, Inc.
4.500% due 01/15/2023		400	349
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,124
7.125% due 05/15/2018		1,075	1,110
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		2,000	2,097
Nielsen Finance LLC
4.500% due 10/01/2020		2,500	2,531
5.000% due 04/15/2022 (a)		1,000	1,008
7.750% due 10/15/2018		2,500	2,684
Nokia OYJ
5.375% due 05/15/2019		1,000	1,058
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,142
8.750% due 12/15/2020		4,500	5,051
NXP BV
5.750% due 03/15/2023		2,000	2,105
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	1,080
6.875% due 03/15/2022		1,000	1,088
6.875% due 01/15/2023		1,000	1,090
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		1,349	1,467
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (b)		1,000	1,043
Oshkosh Corp.
8.500% due 03/01/2020		175	193
Party City Holdings, Inc.
8.875% due 08/01/2020		1,500	1,678
Peabody Energy Corp.
6.000% due 11/15/2018		1,250	1,317
6.250% due 11/15/2021		2,500	2,519
Penn National Gaming, Inc.
5.875% due 11/01/2021		1,500	1,478
Penske Automotive Group, Inc.
5.750% due 10/01/2022		500	525
Perstorp Holding AB
8.750% due 05/15/2017		3,000	3,225
11.000% due 08/15/2017		1,250	1,347
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		2,500	2,694
Petco Holdings, Inc.
8.500% due 10/15/2017 (b)		2,000	2,043

PHH Corp.
6.375% due 08/15/2021	750	778
9.250% due 03/01/2016	500	564
Pilgrim’s Pride Corp.
7.875% due 12/15/2018	1,000	1,080
Pinnacle Entertainment, Inc.
7.500% due 04/15/2021	3,000	3,262
7.750% due 04/01/2022	1,000	1,083
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	3,000	2,947
Pinnacle Operating Corp.
9.000% due 11/15/2020	350	379
Plains Exploration & Production Co.
6.750% due 02/01/2022	1,000	1,110
6.875% due 02/15/2023	750	838
Ply Gem Industries, Inc.
6.500% due 02/01/2022	2,000	2,027
Polymer Group, Inc.
7.750% due 02/01/2019	1,000	1,075
Polypore International, Inc.
7.500% due 11/15/2017	1,500	1,592
Post Holdings, Inc.
6.750% due 12/01/2021	2,500	2,653
7.375% due 02/15/2022	2,000	2,160
Precision Drilling Corp.
6.500% due 12/15/2021	1,000	1,075
Prestige Brands, Inc.
5.375% due 12/15/2021	1,250	1,286
8.125% due 02/01/2020	500	563
PVH Corp.
4.500% due 12/15/2022	3,500	3,474
Quebecor Media, Inc.
7.750% due 03/15/2016	323	325
Range Resources Corp.
5.000% due 08/15/2022	2,000	2,050
5.000% due 03/15/2023	2,000	2,035
5.750% due 06/01/2021	500	538
6.750% due 08/01/2020	750	814
Regency Energy Partners LP
4.500% due 11/01/2023	1,000	935
5.500% due 04/15/2023	1,500	1,519
6.875% due 12/01/2018	1,125	1,202
Rexel S.A.
6.125% due 12/15/2019	1,000	1,058
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	5,000	5,262
6.875% due 02/15/2021	1,500	1,627
7.125% due 04/15/2019	1,250	1,328
7.875% due 08/15/2019	1,000	1,106
8.250% due 02/15/2021	3,000	3,289
8.500% due 05/15/2018	1,175	1,234
9.000% due 04/15/2019	2,000	2,150
9.875% due 08/15/2019	4,000	4,490
Rockies Express Pipeline LLC
5.625% due 04/15/2020	1,000	985
6.000% due 01/15/2019	750	759
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020	2,500	2,594
Ryerson, Inc.
9.000% due 10/15/2017	750	812
Ryland Group, Inc.
5.375% due 10/01/2022	1,000	998
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	750	777
5.625% due 04/15/2023	1,500	1,498
Sable International Finance Ltd.
8.750% due 02/01/2020	1,000	1,133
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021	1,500	1,605
Sally Holdings LLC
5.750% due 06/01/2022	1,500	1,594
6.875% due 11/15/2019	550	605
Samson Investment Co.
10.750% due 02/15/2020	3,000	3,285
SandRidge Energy, Inc.
7.500% due 03/15/2021	1,000	1,073
7.500% due 02/15/2023	1,000	1,065
8.125% due 10/15/2022	1,000	1,095
Sappi Papier Holding GmbH
6.625% due 04/15/2021	1,000	1,043
7.750% due 07/15/2017	750	838
SBA Communications Corp.
5.625% due 10/01/2019	500	526
SBA Telecommunications, Inc.
5.750% due 07/15/2020	1,000	1,053

Schaeffler Finance BV
4.750% due 05/15/2021		3,000	3,082
7.750% due 02/15/2017		1,000	1,140
7.750% due 02/15/2017	EUR	2,500	3,978
8.500% due 02/15/2019		$2,500	2,803
8.750% due 02/15/2019	EUR	1,500	2,325
Schaeffler Holding Finance BV
6.875% due 08/15/2018		$3,500	3,741
Scientific Games International, Inc.
6.250% due 09/01/2020		1,250	1,319
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	543
Sealed Air Corp.
5.250% due 04/01/2023		1,500	1,522
8.125% due 09/15/2019		2,000	2,245
8.375% due 09/15/2021		2,000	2,312
Sensata Technologies BV
4.875% due 10/15/2023		2,000	1,975
6.500% due 05/15/2019		1,500	1,614
Serta Simmons Holdings LLC
8.125% due 10/01/2020		1,000	1,104
ServiceMaster Co.
7.000% due 08/15/2020		3,500	3,723
8.000% due 02/15/2020		1,000	1,090
Sinclair Television Group, Inc.
5.375% due 04/01/2021		1,000	998
6.125% due 10/01/2022		1,000	1,018
6.375% due 11/01/2021		500	523
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		1,500	1,564
Smithfield Foods, Inc.
6.625% due 08/15/2022		4,000	4,340
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	568
Softbank Corp.
4.500% due 04/15/2020		3,000	3,000
Sonat, Inc.
7.000% due 02/01/2018		500	551
Sophia LP
9.750% due 01/15/2019		2,000	2,230
Spectrum Brands, Inc.
6.375% due 11/15/2020		500	544
6.625% due 11/15/2022		2,500	2,734
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		250	252
SPX Corp.
6.875% due 09/01/2017		750	855
Starz LLC
5.000% due 09/15/2019		1,500	1,556
Steel Dynamics, Inc.
6.125% due 08/15/2019		500	546
6.375% due 08/15/2022		500	546
7.625% due 03/15/2020		1,500	1,631
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,122
Suburban Propane Partners LP
7.375% due 03/15/2020		275	296
7.375% due 08/01/2021		182	202
7.500% due 10/01/2018		844	901
Sun Products Corp.
7.750% due 03/15/2021		1,500	1,283
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,063
7.625% due 11/15/2020		1,500	1,652
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	746
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	500	590
7.000% due 12/31/2017	EUR	475	695
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,093
T-Mobile USA, Inc.
6.250% due 04/01/2021		2,000	2,122
6.625% due 04/01/2023		3,000	3,195
6.731% due 04/28/2022		2,500	2,687
6.836% due 04/28/2023		2,000	2,152
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,699
Tempur Sealy International, Inc.
6.875% due 12/15/2020		1,000	1,099
Tenet Healthcare Corp.
4.375% due 10/01/2021		2,000	1,940
4.500% due 04/01/2021		6,000	5,887
5.000% due 03/01/2019		1,125	1,126
6.000% due 10/01/2020		1,000	1,072
8.000% due 08/01/2020		2,500	2,737
8.125% due 04/01/2022		1,000	1,120

Terex Corp.
6.000% due 05/15/2021		1,100	1,183
Tervita Corp.
8.000% due 11/15/2018		750	761
Tesoro Logistics LP
5.875% due 10/01/2020		500	525
TMS International Corp.
7.625% due 10/15/2021		500	540
Tomkins LLC
9.000% due 10/01/2018		1,577	1,701
TransDigm, Inc.
5.500% due 10/15/2020		3,000	3,067
7.750% due 12/15/2018		3,000	3,232
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)		1,500	1,582
9.625% due 06/15/2018		500	534
TransUnion LLC
11.375% due 06/15/2018		2,000	2,160
TreeHouse Foods, Inc.
4.875% due 03/15/2022		2,000	2,017
7.750% due 03/01/2018		750	780
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		2,500	2,691
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	990
Tronox Finance LLC
6.375% due 08/15/2020		1,000	1,033
TRW Automotive, Inc.
4.500% due 03/01/2021		1,000	1,033
United Rentals North America, Inc.
6.125% due 06/15/2023		350	373
7.375% due 05/15/2020		1,000	1,109
7.625% due 04/15/2022		2,250	2,534
8.250% due 02/01/2021		1,500	1,686
8.375% due 09/15/2020		1,500	1,669
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	2,000	2,959
5.500% due 01/15/2023		$2,000	2,050
5.750% due 01/15/2023	EUR	1,500	2,250
7.500% due 03/15/2019		$500	545
7.500% due 03/15/2019	EUR	750	1,124
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		300	479
Univision Communications, Inc.
5.125% due 05/15/2023		$1,000	1,028
6.750% due 09/15/2022		1,357	1,508
6.875% due 05/15/2019		3,000	3,232
7.875% due 11/01/2020		1,750	1,942
8.500% due 05/15/2021		2,500	2,781
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,971
6.750% due 03/15/2023		1,500	2,265
6.750% due 03/15/2023	CHF	1,000	1,241
8.375% due 08/15/2020	EUR	1,250	1,911
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,769
USG Corp.
5.875% due 11/01/2021		2,500	2,666
8.375% due 10/15/2018		1,500	1,609
Valeant Pharmaceuticals International, Inc.
5.625% due 12/01/2021		2,500	2,631
6.375% due 10/15/2020		1,000	1,085
6.750% due 08/15/2021		2,000	2,165
6.875% due 12/01/2018		1,000	1,068
7.000% due 10/01/2020		2,500	2,719
7.250% due 07/15/2022		3,000	3,330
7.500% due 07/15/2021		2,000	2,260
VeriSign, Inc.
4.625% due 05/01/2023		2,000	1,930
Videotron Ltd.
5.375% due 06/15/2024 (a)		1,250	1,259
9.125% due 04/15/2018		234	243
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,000	1,034
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,160
WESCO Distribution, Inc.
5.375% due 12/15/2021		500	513
Whiting Petroleum Corp.
5.750% due 03/15/2021		3,500	3,771
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,500	1,590
Windstream Corp.
7.750% due 10/15/2020		1,000	1,078
7.750% due 10/01/2021		500	540

Wise Metals Group LLC
8.750% due 12/15/2018	1,050	1,131
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	543
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,000	968
5.375% due 03/15/2022	2,500	2,622
7.750% due 08/15/2020	1,500	1,676
Wynn Macau Ltd.
5.250% due 10/15/2021	2,000	2,040
Zayo Group LLC
8.125% due 01/01/2020	750	826

		886,274

UTILITIES 8.4%
Access Midstream Partners LP
4.875% due 05/15/2023	2,000	2,025
6.125% due 07/15/2022	500	541
AES Corp.
7.375% due 07/01/2021	3,000	3,435
8.000% due 10/15/2017	61	72
8.000% due 06/01/2020	1,500	1,777
9.750% due 04/15/2016	1,000	1,167
Athlon Holdings LP
7.375% due 04/15/2021	750	803
Atlas Pipeline Partners LP
5.875% due 08/01/2023	500	496
6.625% due 10/01/2020	1,000	1,070
Calpine Corp.
7.500% due 02/15/2021	2,399	2,633
7.875% due 07/31/2020	1,400	1,547
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,046
7.250% due 12/01/2020	500	549
Electricite de France
5.625% due 01/22/2024 (c)	1,000	1,008
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	2,000	2,057
10.000% due 12/01/2020	2,000	2,115
10.250% due 12/01/2020	2,000	2,117
EP Energy LLC
6.875% due 05/01/2019	500	543
9.375% due 05/01/2020	4,500	5,226
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	1,500	1,570
Exterran Partners LP
6.000% due 04/01/2021	1,000	1,000
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,252
9.000% due 08/15/2031	1,000	1,028
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,073
MarkWest Energy Partners LP
4.500% due 07/15/2023	2,500	2,419
5.500% due 02/15/2023	750	774
6.750% due 11/01/2020	450	489
MetroPCS Wireless, Inc.
6.625% due 11/15/2020	2,500	2,678
Midwest Generation LLC
8.560% due 01/02/2016	636	722
NGPL PipeCo LLC
7.119% due 12/15/2017	750	741
9.625% due 06/01/2019	1,000	1,073
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,278
NRG Energy, Inc.
6.250% due 07/15/2022	2,250	2,323
6.625% due 03/15/2023	1,500	1,564
7.625% due 01/15/2018	5,000	5,637
7.875% due 05/15/2021	1,000	1,105
8.250% due 09/01/2020	2,250	2,481
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,696
Parsley Energy LLC
7.500% due 02/15/2022	250	264
Red Oak Power LLC
8.540% due 11/30/2019	784	839
Sabine Oil & Gas LLC
9.750% due 02/15/2017	2,000	2,080
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	2,925
6.900% due 05/01/2019	4,500	4,961
8.750% due 03/15/2032	3,000	3,315
Sprint Communications, Inc.
6.000% due 11/15/2022	4,500	4,607

7.000% due 03/01/2020	1,500	1,736
8.375% due 08/15/2017	1,000	1,181
9.000% due 11/15/2018	2,500	3,062
Sprint Corp.
7.125% due 06/15/2024	3,500	3,684
7.250% due 09/15/2021	3,500	3,828
7.875% due 09/15/2023	1,500	1,654
Targa Resources Partners LP
4.250% due 11/15/2023	1,500	1,399
5.250% due 05/01/2023	2,000	1,990
6.375% due 08/01/2022	375	400
7.875% due 10/15/2018	1,000	1,075
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,410	1,495
tw telecom Holdings, Inc.
5.375% due 10/01/2022	500	512
VimpelCom Holdings BV
7.504% due 03/01/2022	750	768
Virgin Media Finance PLC
6.375% due 04/15/2023	2,000	2,130

		105,035

Total Corporate Bonds & Notes (Cost $1,045,832)		1,106,494

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
1.375% due 06/30/2018 (f)(h)	5,000	4,978

Total U.S. Treasury Obligations (Cost $5,012)		4,978

MORTGAGE-BACKED SECURITIES 0.4%
Bear Stearns Alt-A Trust
4.413% due 11/25/2036 ^	832	638
Citigroup Mortgage Loan Trust, Inc.
2.658% due 07/25/2046 ^	29	23
2.674% due 03/25/2034	10	10
Countrywide Alternative Loan Trust
0.367% due 03/20/2046	115	86
0.387% due 05/20/2046 ^	138	87
Countrywide Home Loan Mortgage Pass-Through Trust
0.474% due 03/25/2035	83	63
2.576% due 05/20/2036	464	371
GSR Mortgage Loan Trust
2.774% due 04/25/2035	11	11
HarborView Mortgage Loan Trust
0.981% due 12/19/2036 ^	40	32
2.547% due 08/19/2036 ^	55	41
IndyMac Mortgage Loan Trust
2.824% due 03/25/2037 ^	1,525	1,392
6.000% due 07/25/2037	696	627
Luminent Mortgage Trust
0.334% due 12/25/2036	28	21
MASTR Adjustable Rate Mortgages Trust
0.364% due 04/25/2046	26	20
Residential Accredit Loans, Inc. Trust
2.998% due 03/25/2035 ^	43	35
Residential Asset Securitization Trust
0.554% due 01/25/2046 ^	353	196
Structured Asset Mortgage Investments Trust
0.374% due 09/25/2047	1,000	784
WaMu Mortgage Pass-Through Certificates
0.889% due 04/25/2047	46	42
0.949% due 12/25/2046	44	37
2.051% due 12/25/2036 ^	516	448
2.355% due 09/25/2036 ^	33	29
Washington Mutual MSC Mortgage Pass-Through Certificates
1.099% due 05/25/2046	41	30

Total Mortgage-Backed Securities (Cost $3,538)		5,023

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.224% due 01/25/2037 ^	99	42

Structured Asset Securities Corp.
0.454% due 06/25/2035	240	208

Total Asset-Backed Securities (Cost $235)		250

	SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 04/30/2014 (c)	1,750	1,737
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,365

Total Preferred Securities (Cost $2,899)		3,102

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		1,046

Total Short-Term Instruments (Cost $1,046)		1,046

Total Investments in Securities (Cost $1,074,860)		1,137,204

INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio	10,560,193	105,655

Total Short-Term Instruments (Cost $105,660)		105,655

Total Investments in Affiliates (Cost $105,660)		105,655

Total Investments 100.0% (Cost $1,180,520)		$1,242,859
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $(524))		239
Other Assets and Liabilities, net 0.0%		(515)

Net Assets 100.0%		$1,242,583

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$1,046	Fannie Mae 2.260% due 10/17/2022	$(1,071)	$1,046	$1,046

Total Repurchase Agreements						$(1,071)	$1,046	$1,046

(1)	Includes accrued interest.

As of March 31, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended March, 31, 2014 was $1,375 at a weighted average interest rate of 0.055%.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-19 5-Year Index	5.000%	12/20/2017	$10,000	$892	$1,016	$20	$0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	35,000	3,129	1,039	91	0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	4,700	357	27	12	0

				$4,378	$2,082	$123	$0

Total Swap Agreements				$4,378	$2,082	$123	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $1,363 and cash of $934 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	EUR	25,421		$34,894	$0	$(127)
	05/2014	GBP	74		124	0	0
BPS	04/2014	EUR	629		867	0	0
BRC	04/2014		$1,086	EUR	782	0	(9)
	05/2014	EUR	90		$124	0	0
	06/2014		$1,410	GBP	851	8	0
CBK	05/2014	EUR	90		$124	0	0
	06/2014		$2,264	GBP	1,365	10	0
GLM	06/2014	GBP	7,292		$12,218	68	0
RYL	04/2014		$34,812	EUR	25,268	0	(1)
	05/2014	CHF	1,487		$1,658	0	(24)
	05/2014	EUR	25,268		34,810	2	0

Total Forward Foreign Currency Contracts						$88	$(161)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	SLM Corp.	5.000%	09/20/2014	0.368%	$800	$(112)	$131	$19	$0
CBK	Community Health Systems, Inc.	5.000%	09/20/2014	0.446%	200	(18)	23	5	0
DUB	SLM Corp.	5.000%	09/20/2014	0.368%	300	(34)	41	7	0
FBF	El Paso LLC	5.000%	12/20/2014	0.438%	2,500	(75)	162	87	0
GST	El Paso LLC	5.000%	09/20/2014	0.438%	3,000	(285)	356	71	0

Total Swap Agreements						$(524)	$713	$189	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $41 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$16,311	$0	$16,311
Corporate Bonds & Notes
Banking & Finance	0	115,185	0	115,185
Industrials	0	886,189	85	886,274
Utilities	0	104,313	722	105,035
U.S. Treasury Obligations	0	4,978	0	4,978
Mortgage-Backed Securities	0	5,023	0	5,023
Asset-Backed Securities	0	250	0	250
Preferred Securities
Banking & Finance	1,365	1,737	0	3,102
Short-Term Instruments
Repurchase Agreements	0	1,046	0	1,046
	$1,365	$1,135,032	$807	$1,137,204

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	105,655	0	0	105,655
Total Investments	$107,020	$1,135,032	$807	$1,242,859

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	123	0	123
Over the counter	0	277	0	277
	$0	$400	$0	$400

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	0	(161)	0	(161)

	$0	$(161)	$0	$(161)

Totals	$107,020	$1,135,271	$807	$1,243,098

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.1%
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.4%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$553

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	720	703

Total Corporate Bonds & Notes (Cost $1,220)		1,256

MUNICIPAL BONDS & NOTES 0.1%
WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	210

Total Municipal Bonds & Notes (Cost $188)		210

U.S. GOVERNMENT AGENCIES 14.6%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	1,947
0.214% due 07/25/2037	35	34
0.604% due 08/25/2021	5	5
0.754% due 08/25/2022	2	2
1.054% due 04/25/2032	7	8
2.226% due 01/01/2033	12	13
4.250% due 05/25/2037	67	64
4.500% due 06/25/2019	153	161
5.000% due 04/25/2032 - 08/25/2033	325	362
5.500% due 12/25/2035	110	123
6.080% due 09/01/2028	64	80
6.500% due 07/25/2031	206	231
Federal Farm Credit Bank
5.050% due 03/28/2019	400	455
5.150% due 03/25/2020	250	292
Federal Housing Administration
6.896% due 07/01/2020	148	144
Financing Corp.
0.000% due 09/26/2019	1,500	1,320
10.700% due 10/06/2017	650	856
Freddie Mac
0.000% due 03/15/2031	1,200	586
0.555% due 01/15/2033	16	17
0.855% due 02/15/2027	5	5
1.155% due 02/15/2021	8	8
1.332% due 10/25/2044	52	52
4.000% due 06/15/2032	370	375
5.400% due 03/17/2021	1,000	1,097
5.500% due 08/15/2030 - 02/15/2034	781	848
5.625% due 11/23/2035	600	640
6.750% due 03/15/2031	200	279
7.000% due 07/15/2023 - 12/01/2031	21	23
8.250% due 06/01/2016	350	407
Ginnie Mae
2.000% due 08/20/2030	5	5
5.500% due 01/20/2036	783	900
6.000% due 08/20/2033	1,838	2,074
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	1,800	1,348
5.500% due 04/26/2024	400	477
Overseas Private Investment Corp.
4.736% due 03/15/2022	267	284
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	4,000	2,654
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	2,092
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,692
Small Business Administration
5.240% due 08/01/2023	204	220
5.290% due 12/01/2027	265	289
Tennessee Valley Authority
4.625% due 09/15/2060	400	393

Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	397

Total U.S. Government Agencies (Cost $22,215)		24,259

U.S. TREASURY OBLIGATIONS 74.5%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,500	1,278
3.125% due 11/15/2041 (c)(e)	29,700	27,533
3.125% due 02/15/2042 (c)	17,000	15,738
3.125% due 02/15/2043 (c)	9,650	8,883
3.625% due 08/15/2043	1,300	1,316
3.750% due 11/15/2043 (c)	31,900	33,031
3.875% due 08/15/2040	1,300	1,386
4.625% due 02/15/2040	1,100	1,319
5.375% due 02/15/2031	600	767
5.500% due 08/15/2028 (c)	10,400	13,300
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	932	813
1.375% due 02/15/2044	502	513
U.S. Treasury Notes
1.625% due 11/15/2022 (e)	2,600	2,407
2.750% due 11/15/2023	4,200	4,220
U.S. Treasury Strips
0.000% due 05/15/2031	200	109
0.000% due 05/15/2032	100	53
0.000% due 11/15/2032	3,300	1,697
0.000% due 02/15/2033	1,700	865
0.000% due 05/15/2033	700	353
0.000% due 08/15/2033	500	249
0.000% due 11/15/2033	3,000	1,481
0.000% due 05/15/2034	1,600	774
0.000% due 02/15/2040	900	352
0.000% due 05/15/2040	1,250	483
0.000% due 08/15/2040	6,650	2,538
0.000% due 02/15/2042	5,100	1,819

Total U.S. Treasury Obligations (Cost $129,151)		123,277

MORTGAGE-BACKED SECURITIES 2.0%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	800	866
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033	100	102
2.591% due 04/25/2033	14	14
2.654% due 10/25/2035	66	66
2.737% due 01/25/2034	16	17
2.761% due 02/25/2034	29	28
Countrywide Alternative Loan Trust
0.364% due 05/25/2035	80	67
Countrywide Home Loan Mortgage Pass-Through Trust
0.474% due 03/25/2035	150	114
Credit Suisse First Boston Mortgage Securities Corp.
2.312% due 07/25/2033	29	30
2.484% due 11/25/2032	8	8
First Republic Mortgage Loan Trust
0.505% due 11/15/2031	104	97
HarborView Mortgage Loan Trust
0.286% due 03/19/2037	76	64
0.376% due 05/19/2035	62	54
2.732% due 07/19/2035	56	49
Impac CMB Trust
4.613% due 09/25/2034	278	282
JPMorgan Mortgage Trust
2.663% due 07/25/2035	263	268
MASTR Asset Securitization Trust
5.500% due 09/25/2033	59	62
Residential Accredit Loans, Inc. Trust
0.554% due 01/25/2033	4	4
0.554% due 03/25/2033	13	13
6.000% due 06/25/2036	108	87
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	10	11
Sequoia Mortgage Trust
0.507% due 07/20/2033	109	110
Structured Adjustable Rate Mortgage Loan Trust
0.374% due 05/25/2037	168	122
Structured Asset Mortgage Investments Trust
0.816% due 09/19/2032	99	96
0.996% due 10/19/2033	42	39
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	283	307
WaMu Mortgage Pass-Through Certificates
1.129% due 08/25/2046	361	312
1.531% due 08/25/2042	4	4
2.284% due 10/25/2046	95	86

Washington Mutual MSC Mortgage Pass-Through Certificates
1.955% due 02/25/2031	1	1
2.066% due 02/25/2033	2	2
2.225% due 02/25/2033	2	2
2.225% due 05/25/2033	6	6

Total Mortgage-Backed Securities (Cost $3,478)		3,390

ASSET-BACKED SECURITIES 0.6%
Bear Stearns Asset-Backed Securities Trust
1.154% due 11/25/2042	68	64
L.A. Arena Funding LLC
7.656% due 12/15/2026	50	57
Renaissance Home Equity Loan Trust
0.654% due 12/25/2033	28	28
1.034% due 08/25/2033	6	6
SLM Student Loan Trust
1.739% due 04/25/2023	777	803
Specialty Underwriting & Residential Finance Trust
0.834% due 01/25/2034	12	10
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.734% due 01/25/2033	11	10

Total Asset-Backed Securities (Cost $959)		978

SHORT-TERM INSTRUMENTS 20.5%
REPURCHASE AGREEMENTS (b) 0.8%		1,259

SHORT-TERM NOTES 19.7%
Freddie Mac
0.100% due 10/23/2014	32,700	32,691

Total Short-Term Instruments (Cost $33,940)		33,950

Total Investments in Securities (Cost $191,151)		187,320

	SHARES
INVESTMENTS IN AFFILIATES 37.6%
SHORT-TERM INSTRUMENTS 37.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 37.6%
PIMCO Short-Term Floating NAV Portfolio	6,216,505	62,196

Total Short-Term Instruments (Cost $62,194)		62,196

Total Investments in Affiliates (Cost $62,194)		62,196

Total Investments 150.7% (Cost $253,345)		$249,516
Financial Derivative Instruments (d)(f) (0.1%) (Cost or Premiums, net $(83))		(84)
Other Assets and Liabilities, net (50.6%)		(83,911)

Net Assets 100.0%		$165,521

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$559	Fannie Mae 2.260% due 10/17/2022	$(571)	$559	$559
TDM	0.080%	03/31/2014	04/01/2014	700	U.S. Treasury Notes 2.625% due 12/31/2014	(723)	700	700

Total Repurchase Agreements						$(1,294)	$1,259	$1,259

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.100%	03/21/2014	04/08/2014	$(20,592)	$(20,607)
	0.130%	03/21/2014	04/08/2014	(63,025)	(63,072)

Total Sale-Buyback Transactions					$(83,679)

(2)	As of March 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended March 31, 2014 was $26,692 at a weighted average interest rate of 0.118%.
(3)	Payable for sale-buyback transactions includes $56 of deferred price drop on sale-buyback transactions.

(c)	Securities with an aggregate market value of $84,213 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar March Futures	Long	03/2016	29	$(22)	$2	$0
U.S. Treasury 30-Year Bond June Futures	Long	06/2014	154	169	0	(48)

Total Futures Contracts				$147	$2	$(48)

(e)	Securities with an aggregate market value of $94 and cash of $322 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750%	06/16/2014	$3,200	$(20)	$(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050%	06/16/2014	3,200	(42)	(22)

							$(62)	$(36)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(21)	$(2)

Total Written Options						$(83)	$(38)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$553	$0	$553
Industrials	0	703	0	703
Municipal Bonds & Notes
Washington	0	210	0	210
U.S. Government Agencies	0	24,115	144	24,259
U.S. Treasury Obligations	0	123,277	0	123,277
Mortgage-Backed Securities	0	3,390	0	3,390
Asset-Backed Securities	0	978	0	978
Short-Term Instruments
Repurchase Agreements	0	1,259	0	1,259
Short-Term Notes	0	32,691	0	32,691
	$0	$187,176	$144	$187,320

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,196	$0	$0	$62,196
Total Investments	$62,196	$187,176	$144	$249,516

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2	$0	$0	$2

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(48)	0	0	(48)
Over the counter	0	(36)	(2)	(38)

	$(46)	$(36)	$(2)	$(84)

Totals	$62,150	$187,140	$142	$249,432

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.7%
BANK LOAN OBLIGATIONS 1.0%
H.J. Heinz Co.
3.500% due 06/05/2020		$17,766	$17,887
Nielsen Finance LLC
2.154% due 02/02/2017		2,842	2,850

Total Bank Loan Obligations (Cost $20,568)			20,737

CORPORATE BONDS & NOTES 24.0%
BANKING & FINANCE 15.2%
Ally Financial, Inc.
2.436% due 12/01/2014		1,000	1,007
3.125% due 01/15/2016		300	307
3.635% due 06/20/2014		1,200	1,210
4.625% due 06/26/2015		2,300	2,387
6.750% due 12/01/2014		4,800	4,983
8.300% due 02/12/2015		2,700	2,860
Banco Bradesco S.A.
2.336% due 05/16/2014		7,100	7,103
Banco do Brasil S.A.
4.500% due 01/22/2015		600	620
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,664
Banco Santander Brasil S.A.
4.625% due 02/13/2017		300	317
Banco Santander Chile
3.750% due 09/22/2015		2,900	3,008
Bank of America Corp.
0.993% due 09/15/2026		900	779
1.500% due 10/09/2015		1,800	1,817
4.500% due 04/01/2015		2,400	2,491
5.000% due 01/15/2015		1,300	1,345
5.650% due 05/01/2018		2,300	2,603
6.500% due 08/01/2016		6,500	7,285
7.375% due 05/15/2014		1,500	1,512
Bank of America N.A.
0.533% due 06/15/2017		18,900	18,607
Bank of Montreal
1.950% due 01/30/2018		3,100	3,179
Banque PSA Finance S.A.
2.143% due 04/04/2014		2,500	2,503
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		2,500	2,627
Bear Stearns Cos. LLC
5.700% due 11/15/2014		4,700	4,852
CIT Group, Inc.
4.750% due 02/15/2015		8,800	9,064
5.250% due 04/01/2014		1,100	1,100
Citigroup, Inc.
1.199% due 07/25/2016		15,400	15,603
5.000% due 09/15/2014		700	714
Commonwealth Bank of Australia
1.035% due 09/18/2015		1,900	1,919
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.200% due 05/13/2014		2,000	2,009
Dexia Credit Local S.A.
0.716% due 04/29/2014		4,200	4,201
2.750% due 04/29/2014		2,700	2,704
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,506
2.000% due 09/15/2015		$400	398
2.375% due 05/25/2016		4,200	4,169
5.500% due 06/26/2017		1,200	1,278
Export-Import Bank of Korea
0.992% due 01/14/2017		3,600	3,622
1.250% due 11/20/2015		8,700	8,774
2.034% due 03/21/2015		8,400	8,504
FCE Bank PLC
1.875% due 05/12/2016	EUR	600	840
4.750% due 01/19/2015		400	569
First Horizon National Corp.
5.375% due 12/15/2015		$900	958
Ford Motor Credit Co. LLC
1.018% due 01/17/2017		1,800	1,811
1.333% due 08/28/2014		2,300	2,309

1.700% due 05/09/2016		2,100	2,125
2.750% due 05/15/2015		3,600	3,675
3.000% due 06/12/2017		2,700	2,807
3.875% due 01/15/2015		1,700	1,741
5.625% due 09/15/2015		1,600	1,706
7.000% due 04/15/2015		900	958
8.000% due 06/01/2014		100	101
8.000% due 12/15/2016		2,600	3,047
8.700% due 10/01/2014		900	937
General Electric Capital Corp.
0.472% due 01/14/2016		5,500	5,506
Goldman Sachs Group, Inc.
5.000% due 10/01/2014		10,700	10,941
HSBC Finance Corp.
0.666% due 06/01/2016		700	699
HSBC USA, Inc.
2.375% due 02/13/2015		800	814
Industrial Bank of Korea
2.375% due 07/17/2017		1,100	1,126
3.750% due 09/29/2016		2,200	2,345
ING Bank NV
1.635% due 06/09/2014		1,500	1,504
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,042
5.750% due 05/15/2016		900	970
6.500% due 09/01/2014		11,200	11,480
8.625% due 09/15/2015		500	553
JPMorgan Chase & Co.
1.285% due 03/20/2015		9,800	9,887
1.359% due 09/22/2015		5,800	5,870
3.150% due 07/05/2016		1,800	1,885
3.700% due 01/20/2015		1,700	1,743
4.650% due 06/01/2014		3,900	3,927
JPMorgan Chase Bank N.A.
0.997% due 05/31/2017	EUR	2,400	3,276
6.000% due 10/01/2017		$1,000	1,140
Korea Development Bank
3.250% due 03/09/2016		5,300	5,544
Morgan Stanley
0.719% due 10/15/2015		2,600	2,602
4.100% due 01/26/2015		16,700	17,183
National Australia Bank Ltd.
0.962% due 04/11/2014		7,800	7,801
National Bank of Canada
1.500% due 06/26/2015		1,600	1,619
Nordea Bank AB
0.591% due 04/04/2017 (a)		4,900	4,900
Pacific Life Global Funding CPI Linked Bond
3.246% due 06/02/2018		3,500	3,424
Prudential Covered Trust
2.997% due 09/30/2015		2,640	2,711
Qatari Diar Finance Co.
3.500% due 07/21/2015		4,300	4,456
RCI Banque S.A.
5.625% due 10/05/2015	EUR	700	1,031
SLM Corp.
3.875% due 09/10/2015		$3,848	3,983
5.000% due 04/15/2015		1,200	1,248
6.000% due 01/25/2017		1,000	1,094
6.250% due 01/25/2016		13,765	14,849
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		12,300	12,410
Union Bank N.A.
0.985% due 09/26/2016		3,700	3,739
Wachovia Corp.
0.609% due 10/15/2016		5,000	4,985
Wells Fargo & Co.
0.435% due 10/28/2015		4,500	4,503

			334,005

INDUSTRIALS 5.7%
AbbVie, Inc.
0.996% due 11/06/2015		3,715	3,753
Amgen, Inc.
1.875% due 11/15/2014		2,100	2,117
2.500% due 11/15/2016		2,400	2,482
Apple, Inc.
0.488% due 05/03/2018		1,400	1,402
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,402
Comcast Corp.
5.700% due 07/01/2019		700	813
5.900% due 03/15/2016		4,550	5,004
Daimler Finance North America LLC
0.585% due 03/10/2017		8,800	8,811

0.842% due 01/09/2015		7,890	7,920
1.250% due 01/11/2016		2,740	2,757
1.875% due 09/15/2014		1,675	1,685
2.300% due 01/09/2015		200	203
DISH DBS Corp.
6.625% due 10/01/2014		2,900	2,980
7.125% due 02/01/2016		1,600	1,752
7.750% due 05/31/2015		1,500	1,611
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,761
General Electric Co.
0.850% due 10/09/2015		2,200	2,211
General Mills, Inc.
0.536% due 01/29/2016		8,900	8,913
0.586% due 05/16/2014		900	900
HCA, Inc.
6.375% due 01/15/2015		1,300	1,352
7.875% due 02/15/2020		6,000	6,402
8.500% due 04/15/2019		7,100	7,433
Imperial Tobacco Finance PLC
7.250% due 09/15/2014	EUR	4,600	6,525
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$3,880	3,925
Kroger Co.
0.804% due 10/17/2016		5,600	5,611
MGM Resorts International
6.625% due 07/15/2015		1,000	1,065
7.500% due 06/01/2016		1,700	1,902
NBCUniversal Enterprise, Inc.
0.776% due 04/15/2016		100	100
PepsiCo, Inc.
0.750% due 03/05/2015		1,600	1,605
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,169
Thermo Fisher Scientific, Inc.
1.300% due 02/01/2017		6,600	6,566
Total Capital Canada Ltd.
0.619% due 01/15/2016		3,814	3,837
Viacom, Inc.
1.250% due 02/27/2015		3,000	3,019
Volkswagen International Finance NV
0.835% due 11/20/2014		9,000	9,033

			125,021

UTILITIES 3.1%
AT&T, Inc.
0.654% due 03/30/2017		6,800	6,801
2.950% due 05/15/2016		900	938
BP Capital Markets PLC
4.500% due 10/01/2020		500	545
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	759
Consumers Energy Co.
6.700% due 09/15/2019		200	243
Dayton Power & Light Co.
1.875% due 09/15/2016		1,000	1,015
Electricite de France
6.500% due 01/26/2019		100	119
Enel Finance International NV
3.875% due 10/07/2014		2,000	2,031
Orange S.A.
2.750% due 09/14/2016		2,500	2,593
Petrobras Global Finance BV
1.855% due 05/20/2016		7,500	7,434
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,420
Rosneft Finance S.A.
7.500% due 07/18/2016		400	435
Verizon Communications, Inc.
1.763% due 09/15/2016		26,194	26,961
1.984% due 09/14/2018		800	841
2.500% due 09/15/2016		12,600	13,056
3.650% due 09/14/2018		1,000	1,066

			67,257

Total Corporate Bonds & Notes (Cost $520,805)			526,283

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.346% due 04/01/2040		426	433

Total Municipal Bonds & Notes (Cost $436)			433

U.S. GOVERNMENT AGENCIES 15.7%
Fannie Mae
0.214% due 12/25/2036 - 07/25/2037	763	736
0.464% due 04/25/2037	435	435
0.504% due 07/25/2037 - 03/25/2044	1,735	1,731
0.654% due 12/25/2022	78	78
0.894% due 03/25/2040	3,270	3,320
0.954% due 04/25/2023	85	87
1.000% due 01/25/2043	749	667
1.004% due 02/25/2023	4	4
1.054% due 05/25/2022	10	10
1.055% due 06/17/2027	41	42
1.332% due 07/01/2042 - 06/01/2043	407	418
1.382% due 09/01/2041	273	286
1.532% due 09/01/2040	1	1
1.984% due 11/01/2035	71	75
2.174% due 09/01/2035	431	456
2.288% due 07/01/2035	77	82
3.000% due 02/01/2021 - 04/01/2027	907	943
4.000% due 07/01/2019 - 04/01/2044	30,866	32,377
4.397% due 12/01/2036	26	27
4.500% due 03/01/2018 - 04/01/2044	40,807	43,563
4.532% due 09/01/2034	17	18
5.000% due 10/01/2025 - 04/01/2044	131,229	143,281
5.500% due 12/01/2027 - 04/01/2044	47,762	52,733
5.942% due 12/25/2042	10	11
6.000% due 03/01/2017 - 10/01/2040	12,471	13,910
6.500% due 04/01/2036	199	227
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	2,343	2,437
Federal Housing Administration
7.430% due 10/01/2020	2	2
Freddie Mac
0.194% due 12/25/2036	1,105	1,100
0.305% due 07/15/2019 - 08/15/2019	1,105	1,105
0.414% due 08/25/2031	168	164
0.455% due 05/15/2036	435	435
0.555% due 06/15/2018	24	24
1.332% due 02/25/2045	343	348
2.000% due 11/15/2026	15,570	15,721
2.403% due 09/01/2035	459	488
2.513% due 07/01/2035	181	193
4.500% due 04/01/2044	1,000	1,066
5.000% due 05/01/2024 - 12/01/2041	7,943	8,646
5.500% due 12/01/2022 - 07/01/2038	1,808	1,988
6.000% due 09/01/2016 - 03/01/2038	525	584
6.500% due 07/25/2043	71	80
Ginnie Mae
1.938% due 02/20/2041	1,853	1,871
5.000% due 04/15/2038 - 11/15/2039	9,806	10,745
6.000% due 09/15/2017	752	792
Small Business Administration
5.600% due 09/01/2028	567	633

Total U.S. Government Agencies (Cost $341,929)		343,940

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2017	1,133	1,166
0.125% due 04/15/2018	607	622
0.125% due 07/15/2022	77,399	75,866
0.625% due 07/15/2021	11,623	11,978
1.125% due 01/15/2021	10,157	10,790
1.250% due 07/15/2020	12,119	13,071
1.375% due 01/15/2020	3,028	3,276
2.000% due 07/15/2014 (g)	17,620	17,915
U.S. Treasury Notes
0.625% due 10/15/2016 (g)(i)	89,500	89,371
0.625% due 11/15/2016	52,200	52,063
0.625% due 12/15/2016	33,300	33,179
0.625% due 02/15/2017	29,600	29,416
0.750% due 01/15/2017	27,800	27,765

Total U.S. Treasury Obligations (Cost $376,768)		366,478

MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
2.780% due 09/25/2035	1,206	1,090
American Home Mortgage Investment Trust
2.173% due 10/25/2034	348	347
2.330% due 02/25/2045	195	197

Banc of America Commercial Mortgage Trust
5.550% due 04/10/2049		2,617	2,877
5.611% due 04/10/2049		112	114
Banc of America Funding Corp.
0.434% due 07/25/2037		1,432	1,196
2.807% due 01/20/2047 ^		567	443
Banc of America Mortgage Trust
2.623% due 07/25/2034		931	944
2.754% due 08/25/2034		3,170	3,182
2.875% due 05/25/2033		543	544
6.500% due 10/25/2031		9	10
BCAP LLC Trust
0.324% due 09/26/2035		762	750
Bear Stearns Adjustable Rate Mortgage Trust
2.234% due 04/25/2033		7	7
2.250% due 08/25/2035		1,575	1,604
2.504% due 04/25/2033		6	6
2.533% due 03/25/2035		1,830	1,859
2.557% due 01/25/2035		212	209
2.667% due 02/25/2033		1	1
2.732% due 08/25/2035 ^		449	390
2.737% due 01/25/2034		27	28
2.910% due 07/25/2034		405	395
5.069% due 01/25/2035		5,409	5,505
Bear Stearns Alt-A Trust
0.314% due 02/25/2034		565	541
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		390	424
Bear Stearns Structured Products, Inc.
1.885% due 01/26/2036		1,209	977
2.874% due 12/26/2046		652	492
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.434% due 01/25/2035		88	79
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		214	211
2.605% due 08/25/2035		978	564
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		16,209	17,657
5.303% due 01/15/2046		3,659	3,888
Commercial Mortgage Trust
0.335% due 06/15/2022		587	583
Countrywide Alternative Loan Trust
0.334% due 05/25/2047		655	548
6.000% due 10/25/2033		14	15
Countrywide Home Loan Mortgage Pass-Through Trust
2.376% due 02/20/2036		625	495
2.498% due 11/25/2034		767	718
2.500% due 02/20/2035		1,259	1,225
2.527% due 11/20/2034		1,548	1,474
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,678	3,961
5.448% due 01/15/2049		10	10
5.644% due 03/15/2039		14,430	15,583
5.792% due 06/15/2038		1,364	1,472
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		1	1
Credit Suisse Mortgage Capital Certificates
2.582% due 09/26/2047		725	720
2.659% due 09/27/2036		5,973	6,053
DBRR Trust
0.853% due 02/25/2045		2,250	2,240
Deutsche Mortgage Securities, Inc.
5.229% due 06/26/2035		850	854
Epic Opera Arlington Ltd.
0.770% due 07/28/2016	GBP	2,013	3,348
First Horizon Alternative Mortgage Securities
2.197% due 09/25/2034		$1,739	1,701
First Horizon Mortgage Pass-Through Trust
2.613% due 08/25/2035		493	468
2.625% due 02/25/2035		2,659	2,685
GMAC Mortgage Corp. Loan Trust
2.690% due 11/19/2035		287	273
Granite Master Issuer PLC
0.297% due 12/20/2054		3,519	3,486
0.357% due 12/20/2054		547	542
0.804% due 12/20/2054	GBP	571	946
Granite Mortgages PLC
0.682% due 01/20/2044	EUR	92	128
0.900% due 01/20/2044	GBP	80	134
0.903% due 09/20/2044		576	956
Great Hall Mortgages PLC
0.365% due 06/18/2039		$1,602	1,522
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		1,424	1,432
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	203

5.444% due 03/10/2039		1,900	2,084
GSR Mortgage Loan Trust
2.651% due 09/25/2035		1,029	1,042
2.661% due 09/25/2034		187	176
HarborView Mortgage Loan Trust
0.376% due 05/19/2035		139	122
2.733% due 07/19/2035		756	661
Holmes Master Issuer PLC
1.632% due 10/15/2054	EUR	543	751
Impac CMB Trust
1.154% due 07/25/2033		$213	196
IndyMac Mortgage Loan Trust
2.518% due 12/25/2034		384	360
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		2,030	2,034
5.257% due 05/15/2047		7,231	7,706
5.397% due 05/15/2045		2,368	2,572
5.420% due 01/15/2049		600	659
5.882% due 02/15/2051		1,300	1,452
JPMorgan Commercial Mortgage-Backed Securities Trust
5.648% due 03/18/2051		2,427	2,604
JPMorgan Mortgage Trust
3.319% due 02/25/2035		121	125
5.750% due 01/25/2036 ^		37	34
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		1,439	1,569
MASTR Asset Securitization Trust
5.500% due 09/25/2033		11	11
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.635% due 06/15/2030		143	141
Merrill Lynch Floating Trust
0.692% due 07/09/2021		12,671	12,658
Merrill Lynch Mortgage Investors Trust
0.364% due 02/25/2036		437	400
0.404% due 11/25/2035		327	317
1.154% due 10/25/2035		208	198
1.959% due 01/25/2029		13	14
2.380% due 10/25/2035		741	754
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,977
Morgan Stanley Capital Trust
5.418% due 03/12/2044		2,188	2,324
Prime Mortgage Trust
0.554% due 02/25/2034		13	12
Residential Funding Mortgage Securities, Inc. Trust
3.068% due 09/25/2035 ^		1,211	1,007
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		24	26
Structured Adjustable Rate Mortgage Loan Trust
1.526% due 01/25/2035		340	276
2.445% due 02/25/2034		432	440
2.481% due 08/25/2034		624	628
2.508% due 08/25/2035		348	325
Structured Asset Mortgage Investments Trust
0.434% due 02/25/2036		195	154
0.816% due 09/19/2032		5	5
Structured Asset Securities Corp.
2.646% due 10/28/2035		223	211
Wachovia Bank Commercial Mortgage Trust
0.235% due 06/15/2020		883	876
0.295% due 06/15/2020		6,300	6,228
5.421% due 04/15/2047		600	600
5.749% due 07/15/2045		1,203	1,310
WaMu Mortgage Pass-Through Certificates
0.424% due 12/25/2045		165	156
0.494% due 01/25/2045		1,201	1,120
0.859% due 01/25/2047		410	395
1.331% due 11/25/2042		67	65
1.531% due 06/25/2042		40	38
1.531% due 08/25/2042		168	160
2.034% due 02/27/2034		24	24
Washington Mutual Mortgage Loan Trust
1.328% due 05/25/2041		22	22
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 03/25/2035		456	469
2.614% due 03/25/2036		537	543
2.615% due 12/25/2034		476	488
2.615% due 01/25/2035		607	610
2.618% due 09/25/2034		8,823	9,073

Total Mortgage-Backed Securities (Cost $167,179)			169,509

ASSET-BACKED SECURITIES 6.4%
ACA CLO Ltd.
0.489% due 07/25/2018		2,991	2,983

ACE Securities Corp. Home Equity Loan Trust
0.214% due 10/25/2036		121	42
AIMCO CLO
0.487% due 10/20/2019		2,690	2,674
American Money Management Corp. CLO Ltd.
0.487% due 12/19/2019		1,777	1,771
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.654% due 09/25/2035		7,100	6,147
Amortizing Residential Collateral Trust
0.734% due 07/25/2032		13	12
Apidos CDO Ltd.
0.499% due 07/27/2017		175	175
Asset-Backed Funding Certificates Trust
0.829% due 06/25/2035		10,799	9,674
Asset-Backed Securities Corp. Home Equity Loan Trust
0.429% due 09/25/2034		171	170
1.805% due 03/15/2032		142	135
Avenue CLO Ltd.
0.496% due 10/30/2017		379	379
0.497% due 07/20/2018		666	666
Avoca CLO PLC
0.600% due 01/16/2023	EUR	1,355	1,835
Bacchus Ltd.
0.477% due 01/20/2019		$4,565	4,543
Bear Stearns Asset-Backed Securities Trust
1.154% due 10/25/2037		2,606	2,432
Cadogan Square CLO BV
0.627% due 01/17/2023	EUR	2,752	3,721
Citibank Omni Master Trust
2.905% due 08/15/2018		$1,500	1,515
Citigroup Mortgage Loan Trust, Inc.
0.634% due 09/25/2035 ^		6,200	5,441
Cougar CLO PLC
0.639% due 07/15/2020	EUR	3,910	5,367
Countrywide Asset-Backed Certificates
0.334% due 09/25/2036		$5,235	5,082
0.414% due 05/25/2036		610	609
0.634% due 12/25/2031		35	26
0.854% due 12/25/2033		2,102	1,953
0.954% due 03/25/2033		1,605	1,486
Credit Suisse First Boston Mortgage Securities Corp.
0.774% due 01/25/2032		9	8
Dryden Leveraged Loan CDO
0.486% due 05/22/2017		342	342
1.788% due 10/17/2020		4,498	4,499
Educational Services of America, Inc.
1.304% due 09/25/2040		2,815	2,876
Equity One Mortgage Pass-Through Trust
0.714% due 11/25/2032		7	7
Eurocredit CDO BV
0.900% due 10/20/2016	EUR	207	285
First Franklin Mortgage Loan Trust
0.634% due 05/25/2035		$300	274
Four Corners CLO Ltd.
0.505% due 01/26/2020		2,128	2,115
Franklin CLO Ltd.
0.493% due 06/15/2018		3,666	3,617
GE-WMC Mortgage Securities Trust
0.194% due 08/25/2036		17	8
Goldentree Loan Opportunities Ltd.
0.932% due 10/18/2021		1,311	1,308
Gulf Stream Compass CLO Ltd.
0.497% due 01/24/2020		1,863	1,865
HSBC Home Equity Loan Trust
0.447% due 01/20/2034		957	952
Hyde Park CDO BV
0.624% due 06/14/2022	EUR	2,426	3,310
Jubilee CDO BV
0.626% due 08/21/2021		812	1,104
Landmark CDO Ltd.
0.514% due 07/15/2018		$1,707	1,705
Leopard CLO BV
0.590% due 04/21/2020	EUR	335	460
Long Beach Mortgage Loan Trust
0.714% due 10/25/2034		$34	31
Massachusetts Educational Financing Authority
1.189% due 04/25/2038		812	817
Mercator CLO PLC
0.522% due 02/18/2024	EUR	1,413	1,906
Merrill Lynch Mortgage Investors Trust
0.354% due 08/25/2036		$841	821
0.444% due 08/25/2036		700	633
Morgan Stanley Investment Management Croton Ltd.
0.499% due 01/15/2018		296	295
MT Wilson CLO Ltd.
0.472% due 07/11/2020		3,012	2,983

NOB Hill CLO Ltd.
0.486% due 08/15/2018		1,874	1,865
Oak Hill Credit Partners Ltd.
0.486% due 05/17/2021		3,769	3,757
OCI Euro Fund BV
0.597% due 08/15/2024	EUR	2,700	3,613
Octagon Investment Partners Ltd.
0.477% due 04/23/2020		$3,848	3,817
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.434% due 12/25/2035		942	841
Pacifica CDO Corp.
0.499% due 01/26/2020		1,095	1,091
Panhandle-Plains Higher Education Authority, Inc.
1.363% due 10/01/2035		1,741	1,767
RAAC Series
0.634% due 03/25/2037		900	836
Renaissance Home Equity Loan Trust
0.654% due 12/25/2033		4,237	4,158
Residential Asset Securities Corp. Trust
0.474% due 01/25/2036		6,300	6,009
SLC Student Loan Trust
0.316% due 11/15/2021		363	363
SLM Student Loan Trust
0.413% due 03/15/2024		1,962	1,936
0.905% due 10/16/2023		2,354	2,359
1.205% due 06/15/2023		2,813	2,832
1.255% due 12/15/2021		902	906
1.739% due 04/25/2023		672	694
South Carolina Student Loan Corp.
0.986% due 03/02/2020		2,000	2,008
Specialty Underwriting & Residential Finance Trust
0.544% due 12/25/2036		4,800	3,810
Stanfield Bristol CLO Ltd.
0.496% due 10/15/2019		904	903
Structured Asset Investment Loan Trust
0.514% due 10/25/2035		515	499
0.859% due 03/25/2034		681	628
1.129% due 10/25/2033		1,477	1,411
Titrisocram
1.134% due 05/25/2020	EUR	9	12
Wells Fargo Home Equity Asset-Backed Securities Trust
0.414% due 05/25/2036		$1,100	963
Wood Street CLO BV
0.544% due 11/22/2021	EUR	1,085	1,480

Total Asset-Backed Securities (Cost $135,052)			139,617

SOVEREIGN ISSUES 11.8%
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	4,069
Autonomous Community of Valencia
4.375% due 07/16/2015		2,000	2,861
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	13,000	4,144
Hydro-Quebec
2.000% due 06/30/2016		$12,800	13,160
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	1,900	2,707
3.000% due 04/15/2015		1,700	2,399
3.000% due 06/15/2015		12,400	17,568
3.000% due 11/01/2015		1,100	1,570
3.750% due 08/01/2015		26,600	38,125
3.750% due 04/15/2016		400	585
4.500% due 07/15/2015		33,700	48,705
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		2,100	2,869
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	3,087	248
5.000% due 06/16/2016 (d)		6,689	556
Province of Ontario
0.950% due 05/26/2015		$13,900	14,007
1.000% due 07/22/2016		2,800	2,816
1.100% due 10/25/2017		13,600	13,469
4.300% due 03/08/2017	CAD	1,300	1,270
Republic of Korea
4.875% due 09/22/2014		$600	612
5.750% due 04/16/2014		500	501
Spain Government International Bond
3.000% due 04/30/2015	EUR	5,700	8,056
3.150% due 01/31/2016		5,800	8,347
3.250% due 04/30/2016		600	868
3.300% due 07/30/2016		1,500	2,181
3.750% due 10/31/2015		10,000	14,441
4.000% due 07/30/2015		36,400	52,368

Total Sovereign Issues (Cost $253,651)			258,502

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)	4,000	0

Total Convertible Preferred Securities (Cost $0)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.4%
CERTIFICATES OF DEPOSIT 1.0%
Credit Suisse
0.465% due 03/17/2015	$1,400	1,400
Itau Unibanco Holding S.A.
0.000% due 10/31/2014	20,000	19,869

		21,269

COMMERCIAL PAPER 0.9%
British Telecommunications PLC
0.750% due 04/08/2014	1,600	1,600
Entergy Corp.
0.940% due 06/05/2014	3,000	2,997
Ford Motor Credit Co.
0.840% due 06/02/2014	800	799
0.850% due 06/16/2014	900	899
0.850% due 06/18/2014	2,100	2,098
0.880% due 07/14/2014	2,000	1,997
0.900% due 07/01/2014	800	799
0.900% due 08/05/2014	2,000	1,997
0.900% due 09/16/2014	6,800	6,783

		19,969

REPURCHASE AGREEMENTS (e) 0.2%		5,081

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014	4,300	4,297
U.S. TREASURY BILLS 0.1%
0.074% due 04/17/2014 - 09/04/2014 (c)(i)	1,103	1,103

Total Short-Term Instruments (Cost $51,667)		51,719

Total Investments in Securities (Cost $1,868,055)		1,877,218

	SHARES
INVESTMENTS IN AFFILIATES 19.1%
SHORT-TERM INSTRUMENTS 19.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.1%
PIMCO Short-Term Floating NAV Portfolio	109	1
PIMCO Short-Term Floating NAV Portfolio III	41,948,451	419,107

Total Short-Term Instruments (Cost $419,144)		419,108

Total Investments in Affiliates (Cost $419,144)		419,108

Total Investments 104.8% (Cost $2,287,199)		$2,296,326
Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $849)		1,787
Other Assets and Liabilities, net (4.9%)		(106,864)

Net Assets 100.0%		$2,191,249

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$5,081	Fannie Mae 2.260% due 10/17/2022	$(5,183)	$5,081	$5,081

Total Repurchase Agreements						$(5,183)	$5,081	$5,081

(1)	Includes accrued interest.

As of March 31, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended March, 31, 2014 was $25,106 at a weighted average interest rate of (0.759%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	04/01/2044	$10,000	$(10,388)	$(10,392)
Fannie Mae	4.000%	05/01/2044	7,000	(7,241)	(7,249)
Fannie Mae	6.000%	04/01/2044	9,000	(10,027)	(10,032)
Freddie Mac	5.000%	05/01/2044	1,000	(1,085)	(1,085)

Total Short Sales				$(28,741)	$(28,758)

(f)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Written Options:

Options on Exchange-traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$122.500	05/23/2014	908	$(310)	$(468)
Call - CBOT U.S. Treasury 10-Year Note June Futures	126.000	05/23/2014	908	(373)	(148)

Total Written Options				$(683)	$(616)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2014	729	$42	$9	$0
90-Day Eurodollar December Futures	Long	12/2015	5,582	(2,016)	558	0
90-Day Eurodollar June Futures	Long	06/2015	595	(138)	37	0
90-Day Eurodollar June Futures	Long	06/2016	125	28	8	0
90-Day Eurodollar March Futures	Long	03/2015	2,016	73	75	0
90-Day Eurodollar March Futures	Long	03/2016	271	(119)	24	0
90-Day Eurodollar September Futures	Long	09/2015	5,044	819	441	0
90-Day Eurodollar September Futures	Long	09/2016	69	(51)	3	0

Total Futures Contracts				$(1,362)	$1,155	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019		$63,300	$4,815	$344	$166	$0
CDX.IG-21 5-Year Index	1.000%	12/20/2018		49,200	897	167	36	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019		34,600	542	31	22	(1)
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	15,750	269	60	40	0

					$6,523	$602	$264	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$343,100	$2,418	$(33)	$109	$0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	10,000	61	45	0	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	66,100	(1,640)	(1,240)	80	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	12,300	1,785	1,049	55	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	69,100	(77)	(2,822)	337	0

					$2,547	$(3,001)	$581	$0

Total Swap Agreements					$9,070	$(2,399)	$845	$(1)

(g)	Securities with an aggregate market value of $3,707 and cash of $16,393 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	EUR	101,163		$138,921	$16	$(462)
	05/2014		19,377		26,611	0	(81)
	05/2014		$15,769	EUR	11,435	0	(16)
BPS	05/2014	EUR	6,700		$8,472	0	(757)
BRC	04/2014		47,617		65,845	340	(94)
CBK	04/2014		300		380	0	(33)
	04/2014		$15,751	EUR	11,435	2	0
	05/2014	JPY	2,432,729		$23,856	281	0
	06/2014	CAD	1,528		1,377	0	(3)
FBF	06/2014	EUR	500		634	0	(55)
GLM	04/2014		30,095		41,793	333	0
	06/2014	GBP	3,175		5,320	29	0
HUS	04/2014		$25,813	EUR	18,711	0	(36)
RYL	04/2014		224,363		162,853	0	(8)
	05/2014	EUR	162,853		$224,351	11	0
UAG	04/2014	BRL	9,503		3,901	0	(287)
	04/2014	EUR	33,124		45,315	163	(481)
	04/2014		$4,006	BRL	9,503	182	0
	05/2014	BRL	9,503		$3,976	0	(177)

Total Forward Foreign Currency Contracts						$1,357	$(2,490)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-21 5-Year Index	Buy	0.550%	06/18/2014	$1,400	$(1)	$(1)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.850%	06/18/2014	1,600	(2)	(1)
CBK	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	06/18/2014	1,100	(1)	(1)
JPM	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	06/18/2014	2,700	(3)	(1)

						$(7)	$(4)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$15,100	$(857)	$(784)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC Fannie Mae 3.500% due 05/01/2044	$98.391	05/05/2014	$6,000	$(29)	$(9)
	Call - OTC Fannie Mae 3.500% due 05/01/2044	101.391	05/05/2014	6,000	(21)	(12)
DUB	Put - OTC Fannie Mae 3.500% due 05/01/2044	98.391	05/05/2014	6,000	(33)	(9)
	Call - OTC Fannie Mae 3.500% due 05/01/2044	101.391	05/05/2014	6,000	(19)	(13)
JPM	Put - OTC Fannie Mae 3.500% due 04/01/2044	98.719	04/03/2014	15,000	(40)	0
	Call - OTC Fannie Mae 3.500% due 04/01/2044	101.719	04/03/2014	15,000	(23)	(1)
	Put - OTC Fannie Mae 3.500% due 05/01/2044	98.375	05/05/2014	9,000	(46)	(13)
	Call - OTC Fannie Mae 3.500% due 05/01/2044	101.375	05/05/2014	9,000	(31)	(19)

					$(242)	$(76)

Total Written Options					$(1,106)	$(864)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2016	0.204%		$1,100	$(14)	$32	$18	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.514%		800	(4)	10	6	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.302%		700	7	0	7	0
	Mexico Government International Bond	1.000%	09/20/2015	0.278%		800	7	2	9	0
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		1,000	(1)	11	10	0
	Russia Government International Bond	1.000%	03/20/2019	2.107%		3,600	(250)	68	0	(182)
	Standard Chartered Bank	1.000%	03/20/2019	1.152%	EUR	1,000	(12)	2	0	(10)
BPS	U.S. Treasury Notes	0.250%	09/20/2016	0.137%		6,500	(124)	150	26	0
BRC	Bank of America Corp.	1.000%	03/20/2019	0.612%		$1,300	15	10	25	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.542%		3,700	59	23	82	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	1.086%		1,000	(29)	22	0	(7)
	Brazil Government International Bond	1.000%	09/20/2015	0.514%		5,100	(39)	78	39	0
	China Government International Bond	1.000%	09/20/2015	0.224%		2,400	30	(1)	29	0
	China Government International Bond	1.000%	09/20/2016	0.386%		1,300	18	2	20	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.222%		13,900	81	3	84	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.302%		10,000	112	(5)	107	0
	Italy Government International Bond	1.000%	06/20/2019	1.316%		11,000	(197)	31	0	(166)
	MetLife, Inc.	1.000%	03/20/2019	0.619%		2,700	20	31	51	0
	Mexico Government International Bond	1.000%	09/20/2015	0.278%		5,500	(36)	97	61	0
	Mexico Government International Bond	1.000%	03/20/2018	0.631%		4,300	(7)	71	64	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.514%		1,600	(19)	31	12	0
	Brazil Government International Bond	1.000%	06/20/2016	0.729%		27,000	(52)	223	171	0
	China Government International Bond	1.000%	03/20/2019	0.868%		1,900	10	3	13	0
	HSBC Bank PLC	1.000%	03/20/2019	1.087%	EUR	3,600	(36)	17	0	(19)
	Italy Government International Bond	1.000%	06/20/2019	1.316%		$700	(13)	2	0	(11)
	MetLife, Inc.	1.000%	12/20/2014	0.087%		8,200	(217)	274	57	0
	Mexico Government International Bond	1.000%	09/20/2016	0.393%		1,000	5	10	15	0
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		1,700	(2)	19	17	0
DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.542%		1,700	36	2	38	0
	China Government International Bond	1.000%	12/20/2018	0.821%		1,400	18	(6)	12	0
	China Government International Bond	1.000%	03/20/2019	0.868%		4,100	2	25	27	0
	Export-Import Bank of China	1.000%	12/20/2016	0.709%		2,300	(186)	205	19	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.290%		1,000	(64)	84	20	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.302%		3,500	37	0	37	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.336%		100	(6)	7	1	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.569%		3,500	55	19	74	0
	HSBC Bank PLC	1.000%	12/20/2018	0.630%	EUR	3,400	38	44	82	0
	Italy Government International Bond	1.000%	03/20/2019	1.283%		$10,200	(167)	34	0	(133)
	Italy Government International Bond	1.000%	06/20/2019	1.316%		3,900	(72)	13	0	(59)
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.263%		10,000	110	2	112	0
	MetLife, Inc.	1.000%	03/20/2019	0.619%		1,700	29	3	32	0
	Mexico Government International Bond	1.000%	03/20/2016	0.331%		3,200	(18)	62	44	0
	Mexico Government International Bond	1.000%	06/20/2016	0.349%		7,900	19	98	117	0
	Mexico Government International Bond	1.000%	09/20/2016	0.393%		700	3	7	10	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.590%		3,500	66	5	71	0
FBF	MetLife, Inc.	1.000%	12/20/2014	0.087%		1,300	(20)	29	9	0
GST	Mexico Government International Bond	1.000%	09/20/2016	0.393%		1,900	9	20	29	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.514%		1,000	(10)	17	7	0
	Brazil Government International Bond	1.000%	03/20/2016	0.676%		1,200	(6)	14	8	0
	Italy Government International Bond	1.000%	03/20/2019	1.283%		10,200	(171)	39	0	(132)
	Mexico Government International Bond	1.000%	09/20/2015	0.278%		1,700	13	6	19	0
	Mexico Government International Bond	1.000%	09/20/2016	0.393%		700	4	7	11	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.514%		400	(4)	7	3	0
	China Government International Bond	1.000%	12/20/2018	0.821%		5,800	57	(8)	49	0
	HSBC Bank PLC	1.000%	12/20/2018	0.630%	EUR	2,000	28	20	48	0
	Mexico Government International Bond	1.000%	09/20/2016	0.393%		$800	4	8	12	0
	PSEG Power LLC	1.000%	12/20/2018	0.915%		1,700	11	(4)	7	0
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.204%	EUR	8,600	95	25	120	0
	Brazil Government International Bond	1.000%	09/20/2015	0.514%		$400	(2)	5	3	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.348%		200	(1)	4	3	0
	Italy Government International Bond	1.000%	03/20/2019	1.283%		5,200	(86)	19	0	(67)
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		1,500	(3)	18	15	0
	Standard Chartered Bank	1.000%	03/20/2019	1.152%	EUR	1,100	(13)	2	0	(11)
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.514%		$500	(5)	9	4	0

							$(888)	$2,057	$1,966	$(797)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$6,800	$552	$(52)	$500	$0
BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,900	190	(162)	28	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,900	1,032	(807)	225	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	9,363	(47)	9	0	(38)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	50	(40)	10	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	193	0	3	3	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	6,100	678	(524)	154	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	500	56	(44)	12	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	6	6	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	8,300	966	(757)	209	0
UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,000	99	(85)	14	0

					$3,576	$(2,453)	$1,161	$(38)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	3,000	$0	$(36)	$0	$(36)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	99,000	(29)	194	165	0
BPS	Pay	1-Year BRL-CDI	9.120%	01/02/2017	BRL	9,100	23	(269)	0	(246)
BRC	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	220,000	(2)	5	3	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		2,500	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		54,000	(16)	106	90	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,200	(2)	3	1	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,500	(1)	3	2	0
DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	1,000	0	(12)	0	(12)
GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,100	1	(13)	0	(12)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	30,000	(6)	56	50	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		5,700	(3)	5	2	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,900	(2)	10	8	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		7,500	(5)	8	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		80,300	(7)	141	134	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,700	0	3	3	0
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		2,500	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,300	0	1	1	0
MYC	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	220,000	0	3	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		30,000	2	48	50	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,900	(2)	3	1	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,100	(1)	9	8	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,800	2	(112)	0	(110)

							$(50)	$159	$526	$(417)

Total Swap Agreements							$2,638	$(237)	$3,653	$(1,252)

(i)	Securities with an aggregate market value of $2,554 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$20,737	$0	$20,737
Corporate Bonds & Notes
Banking & Finance	4,900	325,681	3,424	334,005
Industrials	0	125,021	0	125,021
Utilities	0	67,257	0	67,257
Municipal Bonds & Notes
Texas	0	433	0	433
U.S. Government Agencies	0	343,938	2	343,940
U.S. Treasury Obligations	0	366,478	0	366,478
Mortgage-Backed Securities	0	169,509	0	169,509
Asset-Backed Securities	0	136,741	2,876	139,617
Sovereign Issues	0	258,502	0	258,502
Convertible Preferred Securities
Industrials	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	21,269	0	21,269
Commercial Paper	0	19,969	0	19,969
Repurchase Agreements	0	5,081	0	5,081
Short-Term Notes	0	4,297	0	4,297
U.S. Treasury Bills	0	1,103	0	1,103
	$4,900	$1,866,016	$6,302	$1,877,218

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$419,108	$0	$0	$419,108
Total Investments	$424,008	$1,866,016	$6,302	$2,296,326

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(28,758)	$0	$(28,758)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,155	845	0	2,000
Over the counter	0	5,010	0	5,010
	$1,155	$5,855	$0	$7,010

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(617)	0	(617)
Over the counter	0	(4,606)	0	(4,606)

	$0	$(5,223)	$0	$(5,223)

Totals	$425,163	$1,837,890	$6,302	$2,269,355

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8%
SHORT-TERM INSTRUMENTS 99.8%
GOVERNMENT AGENCY DEBT 4.6%
Federal Home Loan Bank
0.125% due 12/30/2014	$600	$600
Freddie Mac
1.000% due 08/27/2014	1,300	1,304

		1,904

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 9.7%		3,999

TREASURY DEBT 11.9%
U.S. Treasury Bills
0.112% due 02/05/2015	260	260
U.S. Treasury Notes
0.250% due 02/28/2015	4,644	4,647

		4,907

TREASURY REPURCHASE AGREEMENTS (a) 73.6%		30,400

Total Short-Term Instruments (Cost $41,210)		41,210

Total Investments in Securities (Cost $41,210)		41,210

Total Investments 99.8% (Cost $41,210)		$41,210
Other Assets and Liabilities, net 0.2%		75

Net Assets 100.0%		$41,285

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.130%	03/31/2014	04/01/2014	$1,900	Fannie Mae 3.000% due 04/01/2043	$(1,976)	$1,900	$1,900
GSC	0.100%	03/31/2014	04/01/2014	1,900	Freddie Mac 3.500% due 09/01/2042	(1,961)	1,900	1,900
SSB	0.000%	03/31/2014	04/01/2014	199	Fannie Mae 2.260% due 10/17/2022	(205)	199	199
Treasury Repurchase Agreements
BCY	0.070%	03/31/2014	04/01/2014	4,100	U.S. Treasury Notes 2.625% due 11/15/2020	(4,197)	4,100	4,100
BOM	0.080%	03/31/2014	04/01/2014	1,900	U.S. Treasury Notes 1.750% due 07/31/2015	(1,940)	1,900	1,900
BOS	0.080%	03/31/2014	04/01/2014	1,900	U.S. Treasury Notes 1.000% due 03/31/2017	(1,939)	1,900	1,900
BSN	0.080%	03/31/2014	04/01/2014	1,900	U.S. Treasury Bills 0.000% due 07/24/2014	(1,941)	1,900	1,900
FOB	0.070%	03/31/2014	04/01/2014	4,100	U.S. Treasury Notes 0.250% due 09/15/2015	(4,187)	4,100	4,100
GRE	0.080%	03/31/2014	04/01/2014	1,900	U.S. Treasury Notes 0.125% due 12/31/2014	(1,940)	1,900	1,900
JPS	0.080%	03/31/2014	04/01/2014	5,100	U.S. Treasury Notes 1.250% due 11/30/2018	(5,216)	5,100	5,100
MBC	0.090%	03/31/2014	04/01/2014	1,900	U.S. Treasury Notes 1.500% due 12/31/2018	(1,943)	1,900	1,900
MSC	0.080%	03/31/2014	04/01/2014	1,900	U.S. Treasury Notes 2.000% due 11/30/2020	(1,942)	1,900	1,900
RDR	0.080%	03/31/2014	04/01/2014	1,900	U.S. Treasury Notes 1.000% due 06/30/2019	(1,944)	1,900	1,900
SAL	0.080%	03/31/2014	04/01/2014	1,900	U.S. Treasury Notes 0.375% due 11/15/2014	(1,941)	1,900	1,900
TDM	0.080%	03/31/2014	04/01/2014	1,900	U.S. Treasury Bonds 2.875% due 05/15/2043	(1,975)	1,900	1,900

Total Repurchase Agreements						$(35,247)	$34,399	$34,399

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Short-Term Instruments
Government Agency Debt	$0	$1,904	$0	$1,904
Government Agency Repurchase Agreements	0	3,999	0	3,999
Treasury Debt	0	4,907	0	4,907
Treasury Repurchase Agreements	0	30,400	0	30,400

Total Investments	$0	$41,210	$0	$41,210

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.1%
CORPORATE BONDS & NOTES 2.2%
BANKING & FINANCE 2.0%
Ally Financial, Inc.
3.635% due 06/20/2014		$1,400	$1,412
6.750% due 12/01/2014		1,600	1,660
Banco Santander Chile
1.837% due 01/19/2016		8,200	8,139
BBVA Bancomer S.A.
6.500% due 03/10/2021		600	652
Commonwealth Bank of Australia
0.513% due 09/17/2014		4,900	4,907
0.733% due 06/25/2014		7,100	7,108
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	2,900	5,034
Danske Bank A/S
1.292% due 04/14/2014		$13,700	13,703
Eksportfinans ASA
2.375% due 05/25/2016		4,700	4,665
International Lease Finance Corp.
6.500% due 09/01/2014		1,400	1,435
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,600	3,688
LBG Capital PLC
15.000% due 12/21/2019	GBP	2,130	5,177
15.000% due 12/21/2019	EUR	70	148
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		$100	24
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		349	373
SLM Corp. CPI Linked Bond
3.052% due 04/01/2014		480	480
Turkiye Garanti Bankasi A/S
2.737% due 04/20/2016		1,500	1,470
Westpac Banking Corp.
3.585% due 08/14/2014		4,300	4,352

			64,427

INDUSTRIALS 0.0%
Cardinal Health, Inc.
6.000% due 06/15/2017		300	336

UTILITIES 0.2%
Electricite de France
0.694% due 01/20/2017		5,900	5,923
1.150% due 01/20/2017		1,800	1,798

			7,721

Total Corporate Bonds & Notes (Cost $72,117)			72,484

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		700	557

Total Municipal Bonds & Notes (Cost $668)			557

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
0.201% due 12/25/2036		90	87
0.304% due 08/25/2034		136	135
0.504% due 07/25/2037 - 05/25/2042		156	155
0.594% due 05/25/2036		118	119
0.834% due 02/25/2041		4,276	4,309
1.332% due 07/01/2044 - 09/01/2044		70	71
2.300% due 05/25/2035		727	748
2.320% due 11/01/2024		11	12
5.288% due 10/01/2035		357	386
Freddie Mac
0.305% due 10/15/2020		858	858
0.385% due 02/15/2019		101	101
0.414% due 08/25/2031		70	69

0.605% due 08/15/2033 - 09/15/2042		15,541	15,508
1.332% due 10/25/2044 - 02/25/2045		5,553	5,608
2.369% due 01/01/2034		135	143
2.500% due 10/02/2019		19,600	19,716
5.305% due 12/01/2035		325	351
Ginnie Mae
0.457% due 03/20/2037		4,702	4,708
NCUA Guaranteed Notes
0.606% due 10/07/2020		3,399	3,420
0.716% due 12/08/2020		5,079	5,129
Small Business Administration
5.902% due 02/10/2018		306	332
6.020% due 08/01/2028		1,445	1,640

Total U.S. Government Agencies (Cost $63,230)			63,605

U.S. TREASURY OBLIGATIONS 96.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)		182,960	188,041
0.125% due 04/15/2018 (d)		59,777	61,201
0.125% due 01/15/2022 (d)		230,330	225,850
0.125% due 07/15/2022 (d)		376,180	368,730
0.125% due 01/15/2023 (d)		87,780	84,996
0.375% due 07/15/2023 (d)		123,850	122,578
0.500% due 04/15/2015 (d)		38,986	39,806
0.625% due 07/15/2021 (d)		201,265	207,421
0.625% due 01/15/2024		3,508	3,523
0.625% due 02/15/2043		11,434	9,592
0.750% due 02/15/2042		2,174	1,898
1.125% due 01/15/2021 (d)		76,588	81,357
1.250% due 07/15/2020 (d)		187,336	202,059
1.375% due 01/15/2020 (d)		130,929	141,639
1.375% due 02/15/2044 (d)		50,696	51,833
1.625% due 01/15/2015 (d)(f)(h)		109,787	112,694
1.625% due 01/15/2018 (d)		18,988	20,628
1.750% due 01/15/2028 (d)		102,530	113,696
1.875% due 07/15/2015 (d)		42,105	44,174
1.875% due 07/15/2019 (d)(h)		65,747	73,252
2.000% due 07/15/2014 (d)(f)(h)		5,336	5,426
2.000% due 01/15/2016 (d)(h)		114,706	121,799
2.000% due 01/15/2026 (d)		143,779	163,919
2.125% due 01/15/2019 (d)		14,713	16,446
2.125% due 02/15/2040		31,706	38,021
2.375% due 01/15/2025 (d)		195,993	231,042
2.375% due 01/15/2027		137,609	163,508
2.500% due 01/15/2029		45,318	55,075
2.625% due 07/15/2017 (d)		5,419	6,072
3.625% due 04/15/2028 (d)		64,957	88,400
3.875% due 04/15/2029 (d)		118,166	166,956

Total U.S. Treasury Obligations (Cost $3,095,520)			3,211,632

MORTGAGE-BACKED SECURITIES 3.8%
American General Mortgage Loan Trust
5.150% due 03/25/2058		754	763
American Home Mortgage Investment Trust
1.830% due 09/25/2045		484	456
Arran Residential Mortgages Funding PLC
1.737% due 11/19/2047	EUR	19,697	27,510
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$420	458
Banc of America Funding Corp.
2.683% due 02/20/2036		1,173	1,175
2.807% due 01/20/2047 ^		500	391
Banc of America Mortgage Trust
2.704% due 02/25/2036 ^		784	669
2.795% due 06/25/2035		205	196
4.680% due 11/25/2034		93	90
6.500% due 09/25/2033		29	30
Banc of America Re-REMIC Trust
5.601% due 06/24/2050		1,589	1,732
5.668% due 02/17/2051		998	1,069
BCAP LLC Trust
5.190% due 03/26/2037		2,134	2,013
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035		399	406
2.250% due 08/25/2035		328	334
2.430% due 10/25/2035		1,584	1,560
2.528% due 01/25/2035		656	648
2.533% due 03/25/2035		145	147
2.560% due 03/25/2035		576	585
2.659% due 03/25/2035		642	625
Bear Stearns Alt-A Trust
2.610% due 03/25/2036 ^		802	569
2.676% due 09/25/2035		2,769	2,459

Chase Mortgage Finance Trust
2.718% due 02/25/2037		100	97
Chaseflex Trust
6.000% due 02/25/2037 ^		709	630
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.434% due 01/25/2035		21	19
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		49	49
2.200% due 09/25/2035		245	245
2.290% due 09/25/2035		248	246
2.510% due 10/25/2035		1,386	1,373
2.540% due 05/25/2035		64	63
2.895% due 09/25/2037 ^		1,437	1,202
Commercial Mortgage Trust
3.156% due 07/10/2046		2,127	2,182
Countrywide Alternative Loan Trust
0.324% due 05/25/2047		9,379	8,126
0.334% due 05/25/2047		252	211
0.337% due 02/20/2047		815	587
0.344% due 09/25/2046 ^		7,868	6,178
0.434% due 12/25/2035		42	38
1.039% due 12/25/2035		200	156
6.000% due 01/25/2037 ^		363	309
Countrywide Home Loan Mortgage Pass-Through Trust
2.576% due 05/20/2036		199	159
2.645% due 11/19/2033		42	42
5.500% due 08/25/2035		346	344
Countrywide Home Loan Reperforming Trust
0.494% due 06/25/2035		205	186
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,351	1,461
5.467% due 09/18/2039		1,441	1,559
Deutsche ALT-B Securities, Inc.
0.254% due 10/25/2036 ^		27	16
First Horizon Alternative Mortgage Securities
2.207% due 06/25/2034		432	424
First Horizon Mortgage Pass-Through Trust
2.555% due 02/25/2035		1,591	1,582
2.613% due 08/25/2035		985	937
Granite Mortgages PLC
0.903% due 09/20/2044	GBP	270	448
Greenpoint Mortgage Funding Trust
0.374% due 06/25/2045		$412	367
0.424% due 11/25/2045		232	181
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,583
GSR Mortgage Loan Trust
2.651% due 09/25/2035		784	794
2.800% due 01/25/2035		520	527
HarborView Mortgage Loan Trust
0.376% due 05/19/2035		123	108
0.436% due 02/19/2036		254	200
0.497% due 06/20/2035		139	132
Holmes Master Issuer PLC
1.632% due 10/15/2054	EUR	6,431	8,885
IndyMac Mortgage Loan Trust
2.518% due 12/25/2034		$275	257
2.695% due 11/25/2035 ^		1,209	1,081
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		381	381
5.794% due 02/12/2051		1,300	1,454
JPMorgan Mortgage Trust
2.497% due 07/27/2037		1,234	1,069
2.743% due 08/25/2035 ^		547	521
2.755% due 07/25/2035		950	951
2.776% due 07/25/2035		429	437
2.785% due 08/25/2035		549	544
3.319% due 02/25/2035		498	515
5.137% due 09/25/2035		211	215
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	247
MASTR Adjustable Rate Mortgages Trust
2.649% due 11/21/2034		537	551
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.595% due 12/15/2030		245	233
0.855% due 11/15/2031		251	252
Merrill Lynch Mortgage Investors Trust
0.364% due 02/25/2036		624	571
0.404% due 11/25/2035		519	498
1.154% due 10/25/2035		364	346
1.596% due 10/25/2035		1,317	1,295
5.417% due 12/25/2035		378	359
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	224
Morgan Stanley Capital Trust
5.908% due 06/11/2049		591	660

Morgan Stanley Mortgage Loan Trust
2.185% due 06/25/2036		839	794
Residential Accredit Loans, Inc. Trust
0.454% due 08/25/2035		182	144
Royal Bank of Scotland Capital Funding Trust
6.003% due 12/16/2049		2,500	2,708
Sequoia Mortgage Trust
0.357% due 07/20/2036		1,838	1,700
0.856% due 10/19/2026		89	88
Structured Adjustable Rate Mortgage Loan Trust
0.634% due 06/25/2035		68	68
1.526% due 01/25/2035		181	147
2.445% due 02/25/2034		292	297
2.508% due 08/25/2035		253	236
5.500% due 12/25/2034		494	484
Structured Asset Mortgage Investments Trust
0.344% due 06/25/2036		128	104
0.364% due 04/25/2036		515	385
0.406% due 07/19/2035		1,788	1,738
0.816% due 10/19/2034		133	127
Structured Asset Securities Corp.
2.646% due 10/28/2035		87	83
Swan Trust
3.935% due 04/25/2041	AUD	312	292
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,893
Wachovia Bank Commercial Mortgage Trust
0.235% due 06/15/2020		594	589
5.088% due 08/15/2041		934	942
WaMu Mortgage Pass-Through Certificates
0.414% due 11/25/2045		251	233
0.444% due 10/25/2045		1,492	1,382
0.859% due 01/25/2047		1,002	967
0.899% due 05/25/2047		580	510
0.939% due 12/25/2046		133	124
1.135% due 02/25/2046		204	190
1.331% due 11/25/2042		28	27
2.284% due 07/25/2046		897	846
2.284% due 11/25/2046		120	115
2.475% due 12/25/2035		286	268
5.159% due 08/25/2035		277	270
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 09/25/2034		121	124

Total Mortgage-Backed Securities (Cost $121,095)			126,067

ASSET-BACKED SECURITIES 2.7%
Access Group, Inc.
1.539% due 10/27/2025		7,837	7,914
Aquilae CLO PLC
0.637% due 01/17/2023	EUR	1,973	2,683
Ares CLO Ltd.
0.462% due 03/12/2018		$228	229
Asset-Backed Funding Certificates Trust
0.854% due 06/25/2034		1,032	967
Bear Stearns Asset-Backed Securities Trust
0.814% due 10/25/2032		19	18
Citibank Omni Master Trust
2.905% due 08/15/2018		28,100	28,376
Citigroup Mortgage Loan Trust, Inc.
0.234% due 01/25/2037		218	113
College Loan Corp. Trust
0.489% due 01/25/2024		800	745
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		22	22
Countrywide Asset-Backed Certificates
0.334% due 07/25/2036		2,946	2,879
0.404% due 04/25/2036		174	170
Credit-Based Asset Servicing and Securitization LLC
0.214% due 11/25/2036		99	54
Equity One Mortgage Pass-Through Trust
0.454% due 04/25/2034		91	78
First Franklin Mortgage Loan Trust
0.494% due 11/25/2035		10,084	9,812
GSAMP Trust
0.224% due 12/25/2036		115	59
Harbourmaster CLO BV
0.564% due 06/15/2020	EUR	74	102
HSI Asset Securitization Corp. Trust
0.204% due 10/25/2036		$9	4
Magi Funding PLC
0.591% due 04/11/2021	EUR	960	1,308
Merrill Lynch Mortgage Investors Trust
0.234% due 09/25/2037		$27	7
0.274% due 02/25/2037		424	192

Morgan Stanley IXIS Real Estate Capital Trust
0.204% due 11/25/2036		14	7
Nautique Funding Ltd.
0.489% due 04/15/2020		680	671
Nelnet Student Loan Trust
0.939% due 07/25/2018		211	211
North Carolina State Education Assistance Authority
0.689% due 10/26/2020		2,164	2,164
NYLIM Flatiron CLO Ltd.
0.457% due 08/08/2020		471	466
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.414% due 07/25/2035		6	6
Park Place Securities, Inc.
0.414% due 09/25/2035		31	30
Penta CLO S.A.
0.551% due 06/04/2024	EUR	3,970	5,372
Renaissance Home Equity Loan Trust
0.914% due 12/25/2032		$65	57
Securitized Asset-Backed Receivables LLC Trust
0.214% due 12/25/2036 ^		383	135
SLM Student Loan Trust
0.279% due 04/25/2019		8,800	8,701
0.689% due 01/25/2017		403	403
1.739% due 04/25/2023		10,883	11,239
2.350% due 04/15/2039		186	186
Soundview Home Loan Trust
0.214% due 11/25/2036		61	23
Structured Asset Securities Corp.
1.655% due 04/25/2035		634	612
Symphony CLO Ltd.
0.476% due 05/15/2019		3,009	2,988
Wood Street CLO BV
0.666% due 03/29/2021	EUR	296	403

Total Asset-Backed Securities (Cost $87,345)			89,406

SOVEREIGN ISSUES 9.9%
Australia Government Bond
5.500% due 04/21/2023	AUD	5,600	5,788
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	225,400	71,847
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		205,100	80,247
10.000% due 01/01/2023		1,300	497
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	9,000	12,945
2.100% due 09/15/2016 (b)		2,012	2,913
2.100% due 09/15/2017 (b)		12,415	18,115
2.100% due 09/15/2021 (b)		4,715	6,724
3.100% due 09/15/2026 (b)		629	943
4.750% due 09/15/2016		1,800	2,705
5.250% due 08/01/2017		2,300	3,568
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,700	4,049
2.750% due 11/20/2025		16,300	19,264
New Zealand Government CPI Linked Bond
3.000% due 09/20/2030	NZD	6,000	5,292
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	31,956	46,441
Slovenia Government International Bond
4.700% due 11/01/2016		6,400	9,590
Spain Government International Bond
3.800% due 04/30/2024		25,700	37,109
Xunta de Galicia
6.131% due 04/03/2018		50	80

Total Sovereign Issues (Cost $321,252)			328,117

SHORT-TERM INSTRUMENTS 17.7%
REPURCHASE AGREEMENTS (c) 17.4%			575,114

U.S. TREASURY BILLS 0.3%
0.071% due 04/17/2014 - 03/05/2015 (a)(d)(f)(h)		$8,479	8,477

Total Short-Term Instruments (Cost $583,591)			583,591

Total Investments in Securities (Cost $4,344,818)			4,475,459

	SHARES
INVESTMENTS IN AFFILIATES 33.9%
SHORT-TERM INSTRUMENTS 33.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.9%
PIMCO Short-Term Floating NAV Portfolio	5,035	50
PIMCO Short-Term Floating NAV Portfolio III	112,445,956	1,123,448

Total Short-Term Instruments (Cost $1,123,346)		1,123,498

Total Investments in Affiliates (Cost $1,123,346)		1,123,498

Total Investments 169.0% (Cost $5,468,164)		$5,598,957
Financial Derivative Instruments (e)(g) (0.3%) (Cost or Premiums, net $(1,394))		(10,722)
Other Assets and Liabilities, net (68.7%)		(2,275,271)

Net Assets 100.0%		$3,312,964

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.050%	03/28/2014	04/03/2014	$575,000	U.S. Treasury Inflation Protected Securities 0.125% - 2.000% due 01/15/2016 - 02/15/2042	$(585,091)	$575,000	$575,003
SSB	0.000%	03/31/2014	04/01/2014	114	Fannie Mae 2.260% due 10/17/2022	(119)	114	114

Total Repurchase Agreements						$(585,210)	$575,114	$575,117

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.100%	03/28/2014	04/03/2014	$(575,839)	$(576,007)
	0.110%	03/04/2014	04/04/2014	(2,358)	(2,359)
	0.150%	03/12/2014	04/04/2014	(8,150)	(8,154)
	0.150%	03/14/2014	04/11/2014	(4,741)	(4,748)
	0.150%	03/24/2014	04/04/2014	(303,412)	(303,569)
	0.270%	03/28/2014	04/04/2014	(612,540)	(612,812)
BPG	0.140%	03/17/2014	04/21/2014	(25,191)	(25,256)
	0.150%	03/18/2014	04/22/2014	(43,864)	(44,012)
FOB	0.140%	03/07/2014	04/08/2014	(888)	(889)
	0.150%	03/18/2014	04/17/2014	(4,090)	(4,089)
GSC	0.170%	03/20/2014	04/03/2014	(120,022)	(120,059)
MSC	0.120%	03/03/2014	04/03/2014	(15,582)	(15,588)
	0.150%	03/12/2014	04/04/2014	(22,015)	(22,027)
TDM	0.110%	01/27/2014	07/28/2014	(186,644)	(187,782)
	0.111%	01/27/2014	07/28/2014	(72,607)	(72,811)
	0.120%	02/24/2014	04/11/2014	(78,811)	(78,905)
	0.150%	03/17/2014	04/04/2014	(233,818)	(233,935)

Total Sale-Buyback Transactions					$(2,313,002)

(2)	As of March 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended March 31, 2014 was $777,370 at a weighted average interest rate of 0.130%.
(3)	Payable for sale-buyback transactions includes $2,984 of deferred price drop on sale-buyback transactions.

(d)	Securities with an aggregate market value of $2,297,846 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$120.000	05/23/2014	441	$(272)	$(83)

Total Written Options				$(272)	$(83)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	275	$(97)	$28	$0
90-Day Eurodollar March Futures	Long	03/2016	495	(430)	43	0
90-Day Eurodollar September Futures	Long	09/2015	301	(9)	26	0
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2014	219	48	69	0
U.S. Treasury 5-Year Note June Futures	Long	06/2014	1,694	(1,550)	106	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2014	185	203	0	(58)

Total Futures Contracts				$(1,835)	$272	$(58)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation	Asset	Liability
iTraxx Europe 21 5-Year Index	1.000%	06/20/2019	EUR	10,350	$177	$40	$27	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		$59,100	$8,579	$4,612	$262	$0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		51,900	(58)	(2,416)	253	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		20,000	(657)	168	101	0
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024	EUR	3,800	(128)	(96)	13	0
Receive	6-Month EUR-EURIBOR	2.750%	09/17/2044		29,300	(2,194)	(645)	128	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,070,000	(1,476)	(934)	75	0

						$4,066	$689	$832	$0

Total Swap Agreements						$4,243	$729	$859	$0

(f)	Securities with an aggregate market value of $2,315 and cash of $12,868 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2014	AUD	36,831		$33,121	$0	$(1,036)
BOA	04/2014	NZD	6,044		5,028	0	(217)
	04/2014		$33,975	AUD	36,831	182	0
	05/2014	AUD	36,831		$33,905	0	(182)
	07/2014	BRL	43,308		17,942	0	(692)
BPS	04/2014		5,053		2,158	0	(69)
	04/2014		$2,233	BRL	5,053	0	(6)
	05/2014		8,501	MXN	113,945	199	0
BRC	04/2014	BRL	79,665		$32,903	0	(2,208)
	04/2014	EUR	1,011	PLN	4,256	12	0
	04/2014		142,428		$196,422	340	(134)
	04/2014	GBP	5,915		9,824	0	(37)
	04/2014		$35,203	BRL	79,665	0	(93)
	05/2014		23,264	EUR	16,890	3	0
	08/2014	BRL	5,224		$2,190	0	(37)
CBK	04/2014	GBP	3,082		5,141	3	0
	04/2014	ZAR	12,988		1,200	0	(31)
	05/2014	JPY	160,600		1,575	19	0
DUB	04/2014		$5,400	GBP	3,233	0	(10)
FBF	04/2014	BRL	72,955		$32,238	85	0
	04/2014		$30,913	BRL	72,955	1,240	0
	05/2014	BRL	72,955		$30,676	0	(1,202)
GLM	04/2014	EUR	2,063	PLN	8,680	24	0
	04/2014		15,227		$21,146	168	0
	04/2014		$2,339	GBP	1,396	0	(12)
HUS	04/2014	GBP	1,775		$2,953	0	(6)
	04/2014		$8,510	EUR	6,169	0	(12)
	08/2014	BRL	13,600		$5,602	0	(197)
JPM	04/2014		5,057		2,235	6	0
	04/2014	EUR	1,924	PLN	8,095	22	0
	04/2014		$2,158	BRL	5,057	71	0
	07/2014	BRL	24,494		$10,139	0	(400)
	08/2014		32,816		13,621	0	(370)
MSC	04/2014		1,781		787	2	0
	04/2014		$755	BRL	1,781	30	0
	07/2014	BRL	43,147		$17,874	0	(691)
	08/2014		13,445		5,531	0	(202)
RBC	04/2014		$5,203	NZD	6,044	43	0
	05/2014	NZD	6,044		$5,191	0	(41)
RYL	04/2014		$208,702	EUR	151,486	0	(8)
	04/2014		10,122	GBP	6,143	118	0
	05/2014	EUR	151,486		$208,692	10	0
	05/2014	GBP	6,143		10,120	0	(118)
UAG	04/2014	BRL	86,424		35,637	6	(2,458)
	04/2014		$36,454	BRL	86,424	1,634	0
	05/2014	BRL	79,315		$33,182	0	(1,475)

Total Forward Foreign Currency Contracts						$4,217	$(11,944)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$20,500	$1,043	$3

Total Purchased Options							$1,043	$3

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/16/2015	$3,200	$(7)	$(9)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	86,200	(1,034)	0
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	03/16/2015	7,900	(16)	(21)

							$(1,057)	$(30)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	EUR	2,100	$(7)	$(3)
BPS	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		4,300	(13)	(5)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		10,900	(37)	(32)
CBK	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		25,900	(78)	(33)
DUB	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		4,300	(14)	(5)
GST	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		14,100	(38)	(18)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.000%	06/18/2014		2,100	(6)	(3)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		3,900	(14)	(11)
JPM	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		8,300	(21)	(10)
	Put - OTC iTraxx Europe 21 5-Year Index	Sell	1.100%	09/17/2014		4,600	(17)	(14)
MYC	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014		4,300	(14)	(5)

							$(259)	$(139)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	2.506	06/20/2014	$9,990	$(98)	$(43)
	Call - OTC USD versus BRL		2.468	06/25/2014	12,089	(123)	(80)
BRC	Call - OTC USD versus BRL		2.523	06/11/2014	15,084	(152)	(44)
	Call - OTC USD versus INR	INR	64.900	06/19/2014	6,187	(57)	(34)
CBK	Put - OTC USD versus JPY	JPY	100.000	06/05/2014	12,453	(84)	(57)
FBF	Call - OTC USD versus BRL	BRL	2.505	06/10/2014	6,272	(64)	(20)
GLM	Call - OTC USD versus INR	INR	64.200	06/11/2014	15,446	(140)	(92)
HUS	Call - OTC USD versus INR		64.900	06/19/2014	8,860	(84)	(48)
	Call - OTC USD versus INR		64.000	06/26/2014	7,443	(71)	(60)
UAG	Call - OTC USD versus INR		64.700	06/12/2014	14,795	(134)	(75)
	Call - OTC USD versus INR		64.000	06/26/2014	4,174	(39)	(34)

						$(1,046)	$(587)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$3,900	$(34)	$(16)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	33,400	(298)	(31)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	(57)	(4)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,400	(33)	(3)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	(49)	(26)

						$(471)	$(80)

Total Written Options						$(2,833)	$(836)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.830%	)	09/20/2015	0.075%	$2,000	$0	$(23)	$0	$(23)
DUB	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.181%	300	0	(4)	0	(4)
	Marsh & McLennan Cos., Inc.	(0.600%	)	09/20/2015	0.075%	2,000	0	(16)	0	(16)

							$0	$(43)	$0	$(43)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.627%	$8,200	$(421)	$182	$0	$(239)
	Italy Government International Bond	1.000%	03/20/2019	1.283%	2,500	(43)	11	0	(32)
	Russia Government International Bond	1.000%	03/20/2019	2.107%	800	(66)	25	0	(41)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.627%	19,000	(958)	403	0	(555)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.627%	1,100	(55)	23	0	(32)
	Italy Government International Bond	1.000%	03/20/2019	1.283%	17,100	(296)	74	0	(222)
HUS	Russia Government International Bond	1.000%	03/20/2019	2.107%	1,300	(110)	43	0	(67)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.627%	100	(5)	2	0	(3)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.627%	300	(15)	7	0	(8)

						$(1,969)	$770	$0	$(1,199)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	4,700	$123	$286	$409	$0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		38,600	(46)	2,179	2,133	0
BPS	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		30,700	391	1,306	1,697	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		$15,000	(4)	(18)	0	(22)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		108,500	131	(3,019)	0	(2,888)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		38,700	646	(1,861)	0	(1,215)
BRC	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		17,900	0	(104)	0	(104)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	3,600	4	25	29	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	3,000	47	214	261	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		1,200	15	61	76	0
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		28,600	761	1,726	2,487	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2023		11,700	100	411	511	0
	Pay	1-Month EUR-FRCPXTOB Index	2.108%	10/08/2023		1,300	16	66	82	0
	Receive	3-Month USD-CPURNSA Index	1.728%	12/19/2015		$10,400	1	(3)	0	(2)
	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016		25,800	0	(132)	0	(132)
	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016		22,300	0	(58)	0	(58)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		19,100	(8)	(20)	0	(28)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		13,100	0	(27)	0	(27)
	Receive	3-Month USD-CPURNSA Index	1.930%	02/10/2017		9,200	0	(9)	0	(9)
	Receive	3-Month USD-CPURNSA Index	2.173%	11/01/2018		16,200	0	(141)	0	(141)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		13,200	251	(666)	0	(415)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		17,000	0	(476)	0	(476)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	4,500	5	30	35	0
FBF	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		9,400	25	50	75	0
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	8,800	140	626	766	0
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$79,500	(161)	(106)	0	(267)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		43,800	24	(1,227)	0	(1,203)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		73,000	0	(578)	0	(578)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		26,500	49	(296)	0	(247)
HUS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	15,600	0	(128)	0	(128)
MYC	Pay	1-Year BRL-CDI	10.910%	01/02/2017		28,700	(13)	(221)	0	(234)
RYL	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016		$13,100	(39)	(26)	0	(65)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		85,700	78	(2,359)	0	(2,281)
UAG	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	25,100	30	(235)	0	(205)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	31,900	71	183	254	0

							$2,637	$(4,547)	$8,815	$(10,725)

Total Swap Agreements							$668	$(3,820)	$8,815	$(11,967)

(h)	Securities with an aggregate market value of $14,414 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$64,427	$0	$64,427
Industrials	0	336	0	336
Utilities	0	7,721	0	7,721
Municipal Bonds & Notes
West Virginia	0	557	0	557
U.S. Government Agencies	0	63,605	0	63,605
U.S. Treasury Obligations	0	3,211,632	0	3,211,632
Mortgage-Backed Securities	0	126,067	0	126,067
Asset-Backed Securities	0	89,406	0	89,406
Sovereign Issues	0	328,117	0	328,117
Short-Term Instruments
Repurchase Agreements	0	575,114	0	575,114
U.S. Treasury Bills	0	8,477	0	8,477
	$0	$4,475,459	$0	$4,475,459

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,123,498	$0	$0	$1,123,498
Total Investments	$1,123,498	$4,475,459	$0	$5,598,957

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	272	859	0	1,131
Over the counter	0	13,035	0	13,035
	$272	$13,894	$0	$14,166

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(58)	(83)	0	(141)
Over the counter	0	(24,667)	(80)	(24,747)

	$(58)	$(24,750)	$(80)	$(24,888)

Totals	$1,123,712	$4,464,603	$(80)	$5,588,235

There were no significant transfers between Level 1, 2, and 3 during the period ended march 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.3%
BANK LOAN OBLIGATIONS 0.4%
AerCap Holdings NV
1.750% due 02/24/2015		$300	$299
Dell, Inc.
3.750% due 10/29/2018		488	487

Total Bank Loan Obligations (Cost $784)			786

CORPORATE BONDS & NOTES 73.4%
BANKING & FINANCE 43.2%
Ally Financial, Inc.
2.750% due 01/30/2017		200	203
3.125% due 01/15/2016		200	205
3.635% due 06/20/2014		200	202
4.625% due 06/26/2015		450	467
6.750% due 12/01/2014		700	727
8.300% due 02/12/2015		100	106
American Honda Finance Corp.
0.609% due 05/26/2016		500	502
American International Group, Inc.
3.000% due 03/20/2015		400	410
Banco do Brasil S.A.
4.500% due 01/22/2015		200	207
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,000	1,057
Bank of America Corp.
4.500% due 04/01/2015		1,200	1,245
Bank of Nova Scotia
1.650% due 10/29/2015		2,500	2,547
Banque PSA Finance S.A.
2.143% due 04/04/2014		950	951
3.875% due 01/14/2015	EUR	600	842
Barclays Bank PLC
4.750% due 02/23/2015		$300	304
Caisse Centrale Desjardins
2.550% due 03/24/2016		500	519
CIT Group, Inc.
4.750% due 02/15/2015		500	515
5.250% due 04/01/2014		1,325	1,325
Citigroup, Inc.
2.250% due 08/07/2015		500	509
5.000% due 09/15/2014		2,000	2,039
6.010% due 01/15/2015		1,000	1,043
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.000% due 09/10/2015	GBP	1,000	1,736
Credit Suisse
1.625% due 03/06/2015		$2,000	2,023
DBS Bank Ltd.
0.849% due 07/15/2021		500	485
5.000% due 11/15/2019		950	969
Depfa ACS Bank
3.905% due 04/15/2014		1,500	1,503
Dexia Credit Local S.A.
0.537% due 11/13/2015		500	500
0.538% due 01/17/2016		300	301
0.676% due 01/11/2017		2,200	2,205
1.250% due 10/18/2016		800	803
DNB Boligkreditt A/S
2.100% due 10/14/2016		1,750	1,791
Eksportfinans ASA
2.000% due 09/15/2015		400	399
Erste Abwicklungsanstalt
0.536% due 01/29/2016		1,200	1,205
Export-Import Bank of Korea
1.083% due 09/17/2016		300	301
1.250% due 11/20/2015		500	504
Ford Motor Credit Co. LLC
1.018% due 01/17/2017		600	604
2.500% due 01/15/2016		200	205
2.750% due 05/15/2015		200	204
3.875% due 01/15/2015		200	205
3.984% due 06/15/2016		100	106
General Electric Capital Corp.
0.439% due 01/08/2016		2,100	2,100

Goldman Sachs Group, Inc.
0.637% due 07/22/2015		1,500	1,500
1.234% due 11/21/2014		500	503
3.300% due 05/03/2015		1,900	1,952
5.250% due 12/15/2015	GBP	500	886
Hana Bank
1.362% due 11/09/2016		$1,450	1,462
4.000% due 11/03/2016		200	213
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		450	452
HSBC Finance Corp.
0.666% due 06/01/2016		400	400
5.000% due 06/30/2015		500	525
HSH Nordbank AG
0.384% due 12/31/2015		200	198
Hypothekenbank Frankfurt AG
0.102% due 09/20/2017		1,700	1,652
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		200	211
Industrial Bank of Korea
1.375% due 10/05/2015		1,300	1,310
2.375% due 07/17/2017		1,000	1,023
International Lease Finance Corp.
4.875% due 04/01/2015		1,550	1,612
8.625% due 09/15/2015		100	111
IPIC GMTN Ltd.
1.750% due 11/30/2015		800	813
3.125% due 11/15/2015		1,000	1,036
Jackson National Life Global Funding
1.250% due 02/21/2017		1,500	1,483
JPMorgan Chase & Co.
0.682% due 10/12/2015	EUR	400	549
0.756% due 02/15/2017		$1,250	1,252
0.899% due 10/15/2015		1,200	1,206
0.943% due 03/31/2016		200	199
1.048% due 05/30/2017	GBP	100	163
2.600% due 01/15/2016		$700	720
JPMorgan Chase Bank N.A.
0.563% due 06/13/2016		400	398
Kookmin Bank
1.114% due 01/27/2017		500	502
1.492% due 10/11/2016		1,500	1,521
Korea Development Bank
0.686% due 06/11/2015		1,000	1,000
1.000% due 01/22/2016		2,000	2,000
Korea Exchange Bank
3.125% due 06/26/2017		200	208
LeasePlan Corp. NV
3.000% due 10/23/2017		200	204
Macquarie Bank Ltd.
1.024% due 03/24/2017		600	601
Macquarie Group Ltd.
3.000% due 12/03/2018		1,300	1,314
Morgan Stanley
4.200% due 11/20/2014		800	818
5.375% due 10/15/2015		200	213
6.000% due 04/28/2015		1,000	1,056
Muenchener Hypothekenbank eG
1.125% due 07/13/2015		1,200	1,209
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		2,000	2,009
Nordea Bank AB
0.697% due 05/13/2016		300	301
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	206
Northern Rock Asset Management PLC
5.625% due 06/22/2017		700	789
NRW Bank
0.439% due 07/08/2016		2,000	2,006
0.486% due 01/31/2017		700	703
Piper Jaffray Cos.
4.231% due 05/31/2014		200	200
Prudential Covered Trust
2.997% due 09/30/2015		240	246
QNB Finance Ltd.
1.486% due 10/31/2016		1,000	1,015
RCI Banque S.A.
2.112% due 04/11/2014		1,800	1,801
3.400% due 04/11/2014		100	100
Regions Financial Corp.
5.750% due 06/15/2015		1,000	1,055
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		500	511
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		100	104

SLM Corp.
3.875% due 09/10/2015		100	104
6.250% due 01/25/2016		1,550	1,672
Springleaf Finance Corp.
5.400% due 12/01/2015		800	840
Standard Chartered PLC
3.200% due 05/12/2016		900	940
Svensk Exportkredit AB
0.386% due 04/29/2016		500	501
0.612% due 11/09/2017		900	909
Swedbank Hypotek AB
2.950% due 03/28/2016		700	731
Toronto-Dominion Bank
1.500% due 03/13/2017		300	304
Toyota Motor Credit Corp.
0.526% due 05/17/2016		1,100	1,105
WEA Finance LLC
5.750% due 09/02/2015		1,000	1,067
Weyerhaeuser Co.
6.950% due 08/01/2017		93	108

			85,876

INDUSTRIALS 22.7%
AbbVie, Inc.
1.200% due 11/06/2015		700	706
Altria Group, Inc.
4.125% due 09/11/2015		250	262
America Movil S.A.B. de C.V.
2.375% due 09/08/2016		800	827
Amgen, Inc.
1.875% due 11/15/2014		250	252
2.125% due 05/15/2017		250	255
2.300% due 06/15/2016		250	257
Anadarko Petroleum Corp.
5.750% due 06/15/2014		250	253
Anglo American Capital PLC
9.375% due 04/08/2014		1,120	1,121
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	100	141
BAT International Finance PLC
2.125% due 06/07/2017		$450	459
Boston Scientific Corp.
6.400% due 06/15/2016		800	887
Covidien International Finance S.A.
1.350% due 05/29/2015		250	252
Crown Castle Towers LLC
3.214% due 08/15/2035		200	204
Daimler Finance North America LLC
0.585% due 03/10/2017		1,500	1,502
1.875% due 09/15/2014		200	201
2.300% due 01/09/2015		180	182
Devon Energy Corp.
0.683% due 12/15/2015		600	601
0.773% due 12/15/2016		300	301
2.400% due 07/15/2016		1,100	1,131
DISH DBS Corp.
6.625% due 10/01/2014		500	514
7.125% due 02/01/2016		1,000	1,095
7.750% due 05/31/2015		100	107
Enterprise Products Operating LLC
5.600% due 10/15/2014		200	205
Express Scripts Holding Co.
2.750% due 11/21/2014		1,250	1,268
Freeport-McMoRan Copper & Gold, Inc.
1.400% due 02/13/2015		550	553
General Mills, Inc.
0.536% due 01/29/2016		100	100
Georgia-Pacific LLC
7.700% due 06/15/2015		630	682
Glencore Funding LLC
6.000% due 04/15/2014		580	581
HCA, Inc.
6.500% due 02/15/2016		400	435
7.190% due 11/15/2015		400	436
7.875% due 02/15/2020		700	747
8.500% due 04/15/2019		100	105
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		1,800	1,898
Hyundai Capital America
1.450% due 02/06/2017		200	199
1.875% due 08/09/2016		1,500	1,518
Kansas City Southern de Mexico S.A. de C.V.
0.935% due 10/28/2016		500	503
Linde Finance BV
3.625% due 11/13/2014		900	917

McKesson Corp.
0.635% due 09/10/2015	1,000	1,001
MGM Resorts International
6.625% due 07/15/2015	1,100	1,171
6.875% due 04/01/2016	150	165
Mylan, Inc.
6.000% due 11/15/2018	200	211
Nissan Motor Acceptance Corp.
0.786% due 03/03/2017	500	501
0.935% due 09/26/2016	1,200	1,208
1.000% due 03/15/2016	100	100
1.950% due 09/12/2017	100	101
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	200	201
PepsiCo, Inc.
0.444% due 02/26/2016	500	501
Petrobras International Finance Co.
2.875% due 02/06/2015	1,900	1,929
Phillips 66
1.950% due 03/05/2015	300	304
Plains Exploration & Production Co.
6.125% due 06/15/2019	750	832
Rockies Express Pipeline LLC
3.900% due 04/15/2015	250	252
SABIC Capital BV
3.000% due 11/02/2015	1,700	1,755
SABMiller Holdings, Inc.
1.850% due 01/15/2015	2,500	2,524
Sanofi
2.625% due 03/29/2016	400	416
Sutter Health
1.090% due 08/15/2053	1,000	991
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	250	252
TCI Communications, Inc.
8.750% due 08/01/2015	800	887
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015	700	722
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	250	257
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	517
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	100	103
3.250% due 11/20/2014	300	305
United Airlines, Inc.
6.750% due 09/15/2015	100	102
USG Corp.
6.300% due 11/15/2016	100	109
8.375% due 10/15/2018	200	215
9.750% due 01/15/2018	250	303
Volkswagen International Finance NV
0.676% due 11/18/2016	1,400	1,403
Wesfarmers Ltd.
2.983% due 05/18/2016	250	260
Woodside Finance Ltd.
4.500% due 11/10/2014	267	273
WPP Finance U.K.
5.875% due 06/15/2014	1,205	1,218
8.000% due 09/15/2014	300	310
Xerox Corp.
8.250% due 05/15/2014	1,500	1,513
Xstrata Finance Canada Ltd.
2.850% due 11/10/2014	450	454

		45,023

UTILITIES 7.5%
BP Capital Markets PLC
0.656% due 11/07/2016	1,300	1,306
0.700% due 11/06/2015	500	501
Duke Energy Corp.
3.950% due 09/15/2014	300	305
Enel Finance International NV
3.875% due 10/07/2014	1,473	1,496
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014	1,000	1,020
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	500	512
Korea Electric Power Corp.
3.000% due 10/05/2015	400	412
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	600	619
6.250% due 06/17/2014	200	202
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	250	261

NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	300	302
Plains All American Pipeline LP
3.950% due 09/15/2015	440	460
Rosneft Finance S.A.
7.500% due 07/18/2016	1,500	1,631
Sprint Communications, Inc.
8.375% due 08/15/2017	100	118
Telecom Italia Capital S.A.
6.175% due 06/18/2014	992	1,003
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	700	724
Verizon Communications, Inc.
1.763% due 09/15/2016	3,800	3,911

		14,783

Total Corporate Bonds & Notes (Cost $145,258)		145,682

MUNICIPAL BONDS & NOTES 1.1%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.135% due 11/25/2043	153	155

CALIFORNIA 0.3%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016	300	315
University of California Revenue Bonds, Series 2011
0.735% due 07/01/2041	250	250

		565

FLORIDA 0.2%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	200	207
4.000% due 07/01/2016	165	177

		384

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015	100	100

NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	300	321

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.800% due 12/01/2033	240	239

TEXAS 0.2%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	500	500

Total Municipal Bonds & Notes (Cost $2,257)		2,264

U.S. GOVERNMENT AGENCIES 3.4%
Fannie Mae
0.201% due 12/25/2036	15	15
0.274% due 03/25/2034	13	13
0.304% due 08/25/2034	4	4
0.354% due 02/25/2037 - 10/27/2037	235	234
0.504% due 05/25/2042	8	8
0.554% due 12/25/2043	2,711	2,714
0.704% due 09/25/2041	280	282
0.734% due 06/25/2041	190	191
0.834% due 12/25/2037	91	92
0.857% due 01/01/2021	190	190
1.332% due 03/01/2044 - 07/01/2044	36	37
2.380% due 10/01/2031	1	2
4.340% due 02/01/2017	950	1,025
Freddie Mac
0.194% due 12/25/2036	37	37
0.605% due 09/15/2041	135	136
0.855% due 02/15/2038	121	122
1.332% due 10/25/2044 - 02/25/2045	242	244
1.532% due 07/25/2044	45	46
Ginnie Mae
0.709% due 04/20/2062	361	361
0.859% due 02/20/2062	276	278
1.209% due 02/20/2062	178	182

1.625% due 02/20/2032		9	9
NCUA Guaranteed Notes
0.506% due 12/07/2020		140	140
0.526% due 11/06/2017		178	178
0.716% due 12/08/2020		184	186
1.600% due 10/29/2020		105	106

Total U.S. Government Agencies (Cost $6,782)			6,832

MORTGAGE-BACKED SECURITIES 4.7%
Banc of America Commercial Mortgage Trust
5.731% due 05/10/2045		100	108
Banc of America Mortgage Trust
3.427% due 07/20/2032		1	1
BCAP LLC Trust
2.428% due 11/26/2035		61	61
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 01/25/2034		5	5
Bear Stearns Alt-A Trust
2.676% due 09/25/2035		31	27
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041		159	159
Citigroup Mortgage Loan Trust, Inc.
2.200% due 09/25/2035		14	14
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		810	883
Commercial Mortgage Trust
0.285% due 12/15/2020		48	48
0.335% due 06/15/2022		90	90
2.365% due 02/10/2029		700	718
Countrywide Home Loan Reperforming Trust
0.494% due 06/25/2035		19	17
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039		464	504
5.644% due 03/15/2039		69	74
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		4	4
2.256% due 06/25/2033		20	20
4.829% due 11/15/2037		962	976
Credit Suisse Mortgage Capital Certificates
0.335% due 04/15/2022		248	246
DBRR Trust
0.853% due 02/25/2045		1,568	1,561
0.946% due 09/25/2045		108	108
First Republic Mortgage Loan Trust
0.455% due 08/15/2032		14	14
Fosse Master Issuer PLC
1.637% due 10/18/2054		134	135
Greenpoint Mortgage Funding Trust
0.374% due 06/25/2045		35	31
GS Mortgage Securities Trust
4.761% due 07/10/2039		768	791
GSR Mortgage Loan Trust
2.651% due 09/25/2035		25	25
HarborView Mortgage Loan Trust
0.376% due 05/19/2035		46	40
JPMorgan Chase Commercial Mortgage Securities Trust
4.899% due 01/12/2037		200	204
5.440% due 06/12/2047		500	549
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.595% due 12/15/2030		6	6
Merrill Lynch Floating Trust
0.692% due 07/09/2021		493	492
Merrill Lynch Mortgage Investors Trust
1.154% due 10/25/2035		17	16
Morgan Stanley Capital Trust
1.085% due 03/15/2045		60	60
RBSSP Resecuritization Trust
0.654% due 10/26/2036		176	171
2.324% due 12/26/2036		239	241
Silenus European Loan Conduit Ltd.
0.438% due 05/15/2019	EUR	9	12
Structured Asset Mortgage Investments Trust
0.384% due 05/25/2045		$54	48
0.406% due 07/19/2035		8	8
0.816% due 09/19/2032		4	4
VFC LLC
3.130% due 03/20/2026		106	107
Wachovia Bank Commercial Mortgage Trust
0.235% due 06/15/2020		32	32
5.558% due 03/15/2045		250	268
WaMu Commercial Mortgage Securities Trust
5.336% due 03/23/2045		330	340
WaMu Mortgage Pass-Through Certificates
1.129% due 08/25/2046		36	31
1.135% due 02/25/2046		25	24

1.331% due 11/25/2042		13	12
1.531% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $9,365)			9,288

ASSET-BACKED SECURITIES 6.2%
Alba SPV SRL
1.800% due 04/20/2040	EUR	726	1,006
Apidos CDO Ltd.
0.494% due 06/12/2020		$439	437
Ares CLO Ltd.
0.865% due 11/25/2020		370	365
Bear Stearns Asset-Backed Securities Trust
0.814% due 10/25/2032		1	1
BlueMountain CLO Ltd.
0.473% due 11/15/2017		145	145
Callidus Debt Partners CLO Fund Ltd.
0.498% due 04/17/2020		99	99
Carrington Mortgage Loan Trust
0.354% due 06/25/2037		11	11
Celf Loan Partners Ltd.
1.519% due 07/25/2019	GBP	30	49
Centurion CDO Ltd.
0.555% due 03/08/2017		$166	166
Citibank Omni Master Trust
2.905% due 08/15/2018		1,700	1,717
4.900% due 11/15/2018		300	308
5.350% due 08/15/2018		500	509
COA Summit CLO Ltd.
1.586% due 04/20/2023		1,900	1,894
Cornerstone CLO Ltd.
0.459% due 07/15/2021		1,000	981
Countrywide Asset-Backed Certificates
0.634% due 12/25/2031		2	1
0.894% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.894% due 08/25/2032		3	2
Denali Capital CLO Ltd.
0.497% due 04/21/2020		84	84
Dryden Leveraged Loan CDO
0.477% due 10/20/2020		272	270
Dryden Senior Loan Fund
1.409% due 01/15/2022		500	500
Duane Street CLO Ltd.
0.492% due 01/11/2021		98	97
Educational Services of America, Inc.
0.884% due 04/25/2039		237	237
Fore CLO Ltd.
0.482% due 07/20/2019		111	110
Franklin CLO Ltd.
0.493% due 06/15/2018		40	40
Golden Knight CDO Corp.
0.479% due 04/15/2019		955	946
Gracechurch Card Funding PLC
0.855% due 02/15/2017		500	503
Harbourmaster CLO BV
0.622% due 10/11/2019	EUR	113	155
Irwin Whole Loan Home Equity Trust
0.694% due 07/25/2032		$1	1
Lafayette CLO Ltd.
1.635% due 09/06/2022		37	37
MASTR Asset-Backed Securities Trust
0.204% due 11/25/2036		3	1
Morgan Stanley Investment Management Croton Ltd.
0.499% due 01/15/2018		247	246
Mountain Capital CLO Ltd.
0.473% due 09/15/2018		98	97
Nelnet Student Loan Trust
0.939% due 07/25/2018		33	33
New Century Home Equity Loan Trust
0.414% due 06/25/2035		13	13
Northstar Education Finance, Inc.
0.854% due 12/26/2031		167	167
Panhandle-Plains Higher Education Authority, Inc.
0.733% due 10/01/2018		22	22
Renaissance Home Equity Loan Trust
0.514% due 11/25/2034		6	5
0.654% due 12/25/2033		28	28
1.034% due 08/25/2033		7	7
SLM Student Loan Trust
0.433% due 12/17/2018		96	96
0.739% due 10/25/2017		166	166
1.739% due 04/25/2023		56	57
Stanfield Bristol CLO Ltd.
0.496% due 10/15/2019		89	89

Stone Tower CLO Ltd.
0.507% due 03/16/2018		122	122
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.734% due 01/25/2033		2	2
Trimaran CLO Ltd.
0.488% due 11/01/2018		139	138
WhiteHorse Ltd.
0.508% due 05/01/2018		61	61
0.708% due 05/01/2018		250	246

Total Asset-Backed Securities (Cost $12,289)			12,268

SOVEREIGN ISSUES 6.2%
Development Bank of Japan, Inc.
0.438% due 04/17/2015		3,000	3,000
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	301
Japan Bank for International Cooperation
1.875% due 09/24/2015		1,000	1,021
Japan Finance Organization for Municipalities
0.403% due 11/28/2014		1,000	999
Kommunalbanken A/S
0.614% due 03/27/2017		2,100	2,116
Qatar Government International Bond
5.150% due 04/09/2014		250	250
Republic of Korea
4.875% due 09/22/2014		3,500	3,569
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	100	141
State of North Rhine-Westphalia
0.535% due 04/28/2017		$700	704
0.942% due 07/11/2017		300	306

Total Sovereign Issues (Cost $12,397)			12,407

SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 1.8%
Credit Suisse
0.556% due 08/24/2015		1,500	1,500
Intesa Sanpaolo SpA
1.650% due 04/07/2015		2,000	2,001

			3,501

COMMERCIAL PAPER 2.0%
Entergy Corp.
0.940% due 05/29/2014		250	250
0.950% due 07/11/2014		1,000	998
0.960% due 04/07/2014		700	700
Ford Motor Credit Co. LLC
0.900% due 10/03/2014		300	299
1.000% due 04/28/2014		300	300
Thermo Fisher Scientific, Inc.
0.550% due 05/21/2014		1,500	1,499

			4,046

REPURCHASE AGREEMENTS (a) 0.5%			905

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.685% due 08/20/2014		300	300

SLOVENIA TREASURY BILLS 0.4%
1.166% due 09/11/2014	EUR	600	827

Total Short-Term Instruments (Cost $9,564)			9,579

Total Investments in Securities (Cost $198,696)			199,106

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio		10,447	105
PIMCO Short-Term Floating NAV Portfolio III		229,248	2,290

Total Short-Term Instruments (Cost $2,395)			2,395

Total Investments in Affiliates (Cost $2,395)			2,395

Total Investments 101.5% (Cost $201,091)			$201,501
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $(62))			91
Other Assets and Liabilities, net (1.5%)			(2,987)

Net Assets 100.0%			$198,605

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$905	Fannie Mae 2.260% due 10/17/2022	$(923)	$905	$905

Total Repurchase Agreements						$(923)	$905	$905

(1)	Includes accrued interest.

As of March 31, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended March, 31, 2014 was $20,868 at a weighted average interest rate of 0.023%.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	EUR	985		$1,352	$0	$(5)
BPS	04/2014	MXN	55,183		4,172	0	(54)
	04/2014		$5,913	MXN	77,948	53	0
	05/2014		180		2,393	3	0
BRC	04/2014	EUR	2,001		$2,776	19	0
	05/2014	JPY	203,300		2,005	34	0
	05/2014	MXN	25,308		1,930	0	(2)
	09/2014	EUR	600		819	0	(7)
	03/2015		100		137	0	(1)
CBK	05/2014	JPY	192,900		1,892	22	0
GLM	06/2014	GBP	1,729		2,897	17	0
HUS	04/2014	MXN	22,500		1,704	0	(15)
	04/2014		$297	EUR	215	0	0
	05/2014	JPY	10,202		$100	1	0
RYL	04/2014		$4,662	EUR	3,384	0	0
	05/2014	EUR	3,384		$4,662	0	0
UAG	04/2014		613		839	0	(7)
	05/2014		$1,713	MXN	22,921	38	0

Total Forward Foreign Currency Contracts						$187	$(91)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Holcim Finance S.A.	1.000%	12/20/2018	1.025%	EUR	700	$(11)	$10	$0	$(1)
	Standard Chartered Bank	1.000%	03/20/2019	1.157%		$1,000	(3)	(4)	0	(7)
CBK	Aegon NV	1.000%	03/20/2019	0.938%		1,200	(8)	12	4	0
	Volvo Treasury AB	1.000%	12/20/2018	0.862%	EUR	1,000	(24)	33	9	0
GST	Standard Chartered Bank	1.000%	12/20/2018	1.113%		$270	0	(2)	0	(2)
JPM	Freeport-McMoRan Copper & Gold, Inc.	1.000%	12/20/2018	1.358%		300	(11)	7	0	(4)

							$(57)	$56	$13	$(14)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$955	$(5)	$1	$0	$(4)

Total Swap Agreements					$(62)	$57	$13	$(18)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$786	$0	$786
Corporate Bonds & Notes
Banking & Finance	0	84,876	1,000	85,876
Industrials	0	45,023	0	45,023
Utilities	0	14,783	0	14,783
Municipal Bonds & Notes
Arkansas	0	155	0	155
California	0	565	0	565
Florida	0	384	0	384
New Jersey	0	100	0	100
New York	0	321	0	321
North Carolina	0	239	0	239
Texas	0	500	0	500
U.S. Government Agencies	0	6,692	140	6,832
Mortgage-Backed Securities	0	9,288	0	9,288
Asset-Backed Securities	0	12,268	0	12,268
Sovereign Issues	0	12,407	0	12,407
Short-Term Instruments
Certificates of Deposit	0	3,501	0	3,501
Commercial Paper	0	4,046	0	4,046
Repurchase Agreements	0	905	0	905
Short-Term Notes	0	300	0	300
Slovenia Treasury Bills	0	827	0	827
	$0	$197,966	$1,140	$199,106

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,395	$0	$0	$2,395
Total Investments	$2,395	$197,966	$1,140	$201,501

Financial Derivative Instruments - Assets
Over the counter	$0	$200	$0	$200

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(109)	$0	$(109)

Totals	$2,395	$198,057	$1,140	$201,592

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.7%
BANK LOAN OBLIGATIONS 0.0%
Biomet, Inc.
3.153% due 03/25/2015		$249	$251

Total Bank Loan Obligations (Cost $249)			251

CORPORATE BONDS & NOTES 14.5%
BANKING & FINANCE 12.3%
AIG Life Holdings, Inc.
8.125% due 03/15/2046		3,200	4,184
Ally Financial, Inc.
2.750% due 01/30/2017		34,000	34,425
3.635% due 06/20/2014		1,600	1,614
4.625% due 06/26/2015		6,200	6,436
5.500% due 02/15/2017		12,200	13,298
6.750% due 12/01/2014		7,600	7,885
8.300% due 02/12/2015		11,100	11,759
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,138
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,484
American International Group, Inc.
4.900% due 06/02/2014	CAD	6,000	5,457
5.050% due 10/01/2015		$12,500	13,294
5.450% due 05/18/2017		1,100	1,229
5.600% due 10/18/2016		6,100	6,760
6.250% due 03/15/2087		2,100	2,216
8.175% due 05/15/2068		3,000	3,956
8.250% due 08/15/2018		5,350	6,702
Banco do Brasil S.A.
2.899% due 07/02/2014		7,600	7,599
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,800	1,874
4.500% due 04/06/2015		13,100	13,559
Bank of America Corp.
0.566% due 08/15/2016		2,800	2,768
1.500% due 10/09/2015		5,500	5,551
6.500% due 08/01/2016		32,700	36,649
6.875% due 04/25/2018		16,200	19,127
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,034
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,262
Bank of Montreal
2.850% due 06/09/2015		7,200	7,415
Bank of Nova Scotia
1.950% due 01/30/2017		500	513
Banque PSA Finance S.A.
2.143% due 04/04/2014		12,100	12,115
Barclays Bank PLC
10.179% due 06/12/2021		1,900	2,557
BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,400
6.500% due 03/10/2021		6,400	6,952
7.250% due 04/22/2020		6,400	7,112
BBVA U.S. Senior S.A.U.
2.361% due 05/16/2014		39,700	39,764
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,100	28,998
7.250% due 02/01/2018		11,200	13,347
CIT Group, Inc.
4.750% due 02/15/2015		2,200	2,266
5.250% due 04/01/2014		2,200	2,200
Citigroup, Inc.
0.505% due 06/09/2016		13,100	12,947
4.587% due 12/15/2015		41,900	44,462
4.875% due 05/07/2015		6,100	6,357
5.000% due 09/15/2014		18,500	18,861
5.500% due 10/15/2014		2,399	2,463
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	7,600	12,368
Credit Agricole Home Loan SFH
0.987% due 07/21/2014		$31,000	31,062
Credit Agricole S.A.
8.375% due 10/13/2019 (c)		1,500	1,710

Dexia Credit Local S.A.
0.716% due 04/29/2014		20,500	20,507
2.750% due 04/29/2014		15,100	15,121
Export-Import Bank of India
2.383% due 03/30/2016		5,000	5,025
Export-Import Bank of Korea
4.000% due 01/29/2021		5,100	5,389
4.125% due 09/09/2015		12,000	12,584
5.125% due 06/29/2020		2,100	2,359
5.875% due 01/14/2015		29,900	31,129
Fifth Third Bancorp
0.655% due 12/20/2016		3,000	2,975
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		9,220	9,329
3.984% due 06/15/2016		1,400	1,484
7.000% due 04/15/2015		7,500	7,980
8.000% due 06/01/2014		300	304
8.000% due 12/15/2016		500	586
8.700% due 10/01/2014		3,600	3,747
General Electric Capital Corp.
3.800% due 06/18/2019		6,900	7,318
6.375% due 11/15/2067		9,600	10,596
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,000	4,062
GSPA Monetization Trust
6.422% due 10/09/2029		15,967	16,425
HBOS PLC
0.935% due 09/06/2017		7,700	7,621
ING Bank NV
1.635% due 06/09/2014		7,200	7,219
International Lease Finance Corp.
5.750% due 05/15/2016		1,900	2,048
6.750% due 09/01/2016		4,500	5,029
JPMorgan Chase & Co.
0.756% due 02/15/2017		75,600	75,719
3.700% due 01/20/2015		1,100	1,128
4.750% due 03/01/2015		18,900	19,619
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,542
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,412
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,526
LBG Capital PLC
8.000% due 06/15/2020 (c)		6,000	6,462
8.500% due 12/17/2021 (c)		1,100	1,183
15.000% due 12/21/2019	GBP	8,200	19,932
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$32,400	44,418
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	22,557
Morgan Stanley
0.719% due 10/15/2015		700	701
6.000% due 04/28/2015		38,480	40,632
National Australia Bank Ltd.
0.962% due 04/11/2014		26,400	26,404
National Bank of Canada
2.200% due 10/19/2016		2,500	2,580
Nationwide Building Society
6.250% due 02/25/2020		3,600	4,204
Nordea Eiendomskreditt A/S
0.660% due 04/07/2015		20,100	20,101
QNB Finance Ltd.
3.125% due 11/16/2015		3,000	3,112
RCI Banque S.A.
2.112% due 04/11/2014		41,600	41,613
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		21,900	23,871
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		500	521
5.499% due 07/07/2015		13,100	13,624
SLM Corp.
5.000% due 04/15/2015		5,000	5,200
6.250% due 01/25/2016		1,900	2,050
8.450% due 06/15/2018		13,600	16,065
Springleaf Finance Corp.
6.900% due 12/15/2017		64,200	70,780
SSIF Nevada LP
0.942% due 04/14/2014		68,400	68,414
State Bank of India
4.500% due 07/27/2015		6,000	6,215
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		6,083	6,445
Stone Street Trust
5.902% due 12/15/2015		9,500	10,226

Temasek Financial Ltd.
4.300% due 10/25/2019	2,100	2,310
Turkiye Garanti Bankasi A/S
2.737% due 04/20/2016	3,100	3,038
Wells Fargo Capital
5.950% due 12/01/2086	15,900	15,979

		1,250,549

INDUSTRIALS 1.3%
Amgen, Inc.
1.875% due 11/15/2014	2,000	2,016
2.300% due 06/15/2016	7,700	7,926
Braskem Finance Ltd.
5.750% due 04/15/2021	2,700	2,710
Con-way, Inc.
7.250% due 01/15/2018	2,600	3,035
CSN Islands Corp.
6.875% due 09/21/2019	2,700	2,835
CSN Resources S.A.
6.500% due 07/21/2020	8,800	9,019
Daimler Finance North America LLC
1.300% due 07/31/2015	11,500	11,585
General Mills, Inc.
0.586% due 05/16/2014	3,000	3,002
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,300	1,449
Gerdau Trade, Inc.
5.750% due 01/30/2021	4,200	4,326
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,400	1,587
HCA, Inc.
7.875% due 02/15/2020	10,000	10,670
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	3,600	3,796
Noble Group Ltd.
4.875% due 08/05/2015	700	727
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	5,770	6,347
Petrobras International Finance Co.
7.875% due 03/15/2019	40,500	46,408
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	4,600	4,665
Rohm & Haas Co.
6.000% due 09/15/2017	1,062	1,208
WM Wrigley Jr. Co.
3.700% due 06/30/2014	11,243	11,327

		134,638

UTILITIES 0.9%
Entergy Corp.
3.625% due 09/15/2015	12,200	12,633
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,300	2,387
Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,317
7.750% due 10/17/2016	3,405	3,847
7.750% due 01/20/2020	3,100	3,573
8.000% due 08/07/2019	5,100	5,961
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,000	2,070
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	13,230	13,792
Petrobras Global Finance BV
2.379% due 01/15/2019	2,400	2,349
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,891
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	868
6.750% due 09/30/2019	2,000	2,388
Rosneft Finance S.A.
6.625% due 03/20/2017	1,000	1,076
7.875% due 03/13/2018	3,000	3,368
Verizon Communications, Inc.
1.984% due 09/14/2018	4,400	4,626
2.500% due 09/15/2016	5,500	5,699

3.650% due 09/14/2018	14,700	15,669

		97,514

Total Corporate Bonds & Notes (Cost $1,402,669)		1,482,701

MUNICIPAL BONDS & NOTES 4.4%
CALIFORNIA 2.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,654
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,621
7.043% due 04/01/2050	8,600	11,607
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,552
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	17,900	24,161
7.550% due 04/01/2039	2,000	2,781
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	8,168
7.625% due 03/01/2040	18,600	25,982
7.700% due 11/01/2030	100	120
7.950% due 03/01/2036	29,300	34,510
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	8,200	10,254
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,036
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	9,516
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,484
7.618% due 08/01/2040	15,400	19,824
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	7,700	8,491
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,486
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,269
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,452
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	446
7.021% due 08/01/2040	700	781
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	15,949
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	34,965
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	491
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	9,500	11,218
6.548% due 05/15/2048	4,700	5,807

		250,625

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,654

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	746

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	2,300	2,767

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,140

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,403

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	14,252
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	18,500	25,963

		40,215

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	6,100	7,026
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,570
6.282% due 06/15/2042	2,100	2,317
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,878

		14,791

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	41,742
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,138

		44,880

TEXAS 0.6%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	20,700	24,768
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.079% due 02/15/2031	3,390	4,299
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.982% due 02/01/2027	2,575	3,209
10.080% due 10/01/2031	6,240	8,009
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	17,978

		58,263

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	20,000	19,691

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,516

Total Municipal Bonds & Notes (Cost $399,695)		450,691

U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
0.214% due 12/25/2036 - 07/25/2037	2,734	2,638
0.404% due 05/25/2037	486	484
0.464% due 04/25/2037	2,242	2,240
0.504% due 03/25/2044	1,696	1,692
0.564% due 09/25/2035	1,011	1,014
0.604% due 09/25/2035	5,756	5,772
0.854% due 10/25/2037	1,372	1,388
0.875% due 08/28/2017 - 05/21/2018	44,600	43,936
1.054% due 07/25/2039	771	785
1.125% due 04/27/2017	21,900	22,028
1.250% due 01/30/2017	5,200	5,262
1.332% due 06/01/2043 - 07/01/2044	1,935	1,984
1.532% due 09/01/2040	6	6
1.700% due 04/01/2035	3,320	3,459
1.875% due 09/18/2018	2,100	2,123
2.091% due 08/01/2035	962	1,020
2.293% due 01/01/2025	10	10
2.300% due 05/25/2035	326	335
2.310% due 08/01/2022	4,700	4,519
2.334% due 09/01/2039	24	26
2.340% due 11/01/2025	1	1
2.475% due 04/01/2019	14,800	15,178
2.500% due 08/01/2022	5,005	5,136
2.670% due 08/01/2022	779	766
2.870% due 09/01/2027	6,700	6,197
3.000% due 09/01/2020 - 04/01/2029	92,071	94,677
3.330% due 11/01/2021	1,344	1,393
3.500% due 12/01/2025 - 07/01/2043	53,000	55,567
3.789% due 10/01/2032	479	491
3.901% due 11/01/2035	93	95
4.000% due 01/01/2026 - 04/01/2044	319,922	332,530
4.397% due 12/01/2036	781	831
4.500% due 08/01/2018 - 05/01/2044	613,613	655,839
4.501% due 07/01/2019	29,197	32,339
4.532% due 09/01/2034	530	565
4.992% due 09/01/2035	240	258

5.000% due 02/13/2017 - 04/01/2044	131,940	144,206
5.193% due 08/01/2035	407	439
5.375% due 06/12/2017	8,100	9,181
5.500% due 09/01/2017 - 04/01/2044	218,060	240,834
6.000% due 09/01/2016 - 05/01/2044	176,908	197,312
6.500% due 11/01/2034	66	74
7.000% due 04/25/2023 - 06/01/2032	853	979
Freddie Mac
0.305% due 07/15/2019	1,124	1,124
0.455% due 05/15/2036	2,019	2,015
0.605% due 11/15/2030	9	9
0.655% due 09/15/2030	8	8
0.855% due 08/15/2037	16,542	16,734
0.875% due 03/07/2018 - 05/15/2037	3,785	3,727
1.000% due 03/08/2017 - 09/29/2017	184,000	183,762
1.250% due 05/12/2017 - 10/02/2019	44,300	43,007
1.332% due 02/25/2045	312	316
1.750% due 05/30/2019	1,800	1,787
2.482% due 07/01/2027 - 01/01/2028	1	2
2.533% due 07/01/2030	1	1
3.750% due 03/27/2019	2,000	2,185
4.000% due 04/01/2029 - 05/01/2044	137,304	142,640
4.500% due 03/01/2029 - 05/01/2044	118,913	126,558
5.500% due 08/23/2017 - 10/01/2038	7,729	8,558
6.000% due 07/01/2016 - 04/01/2044	10,573	11,775
6.500% due 06/01/2016 - 10/01/2037	134	148
7.000% due 06/15/2023	405	453
7.500% due 07/15/2030 - 03/01/2032	90	105
8.500% due 08/01/2024	5	5
Ginnie Mae
0.755% due 02/16/2030	84	85
1.625% due 04/20/2026 - 02/20/2032	345	359
2.000% due 07/20/2030	4	4
6.000% due 12/15/2038 - 11/15/2039	96	108
Small Business Administration
5.130% due 09/01/2023	18	20
6.290% due 01/01/2021	31	33
7.500% due 04/01/2017	101	106

Total U.S. Government Agencies (Cost $2,423,853)		2,441,243

U.S. TREASURY OBLIGATIONS 35.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (g)(i)	6,796	6,994
0.125% due 01/15/2022	152,629	149,660
0.125% due 07/15/2022	92,452	90,621
0.375% due 07/15/2023	20,201	19,994
0.625% due 07/15/2021	36,113	37,217
1.125% due 01/15/2021	12,082	12,834
1.250% due 07/15/2020	26,168	28,225
1.750% due 01/15/2028	69,777	77,376
2.000% due 01/15/2026	57,035	65,024
2.375% due 01/15/2025	170,115	200,536
2.375% due 01/15/2027	34,330	40,791
2.500% due 01/15/2029	30,611	37,202
3.625% due 04/15/2028	11,713	15,940
3.875% due 04/15/2029	31,442	44,425
U.S. Treasury Notes
0.500% due 07/31/2017	33,300	32,670
0.625% due 10/15/2016	42,800	42,738
0.625% due 11/15/2016	258,900	258,222
0.625% due 12/15/2016	165,400	164,799
0.625% due 02/15/2017	92,600	92,025
0.625% due 05/31/2017 (i)	66,178	65,428
0.625% due 08/31/2017	15,700	15,438
0.750% due 01/15/2017	186,000	185,767
0.750% due 03/15/2017	252,600	251,702
0.750% due 12/31/2017	15,600	15,301
0.750% due 02/28/2018	160,900	157,261
0.750% due 03/31/2018 (i)	41,400	40,389
0.875% due 09/15/2016	17,200	17,299
0.875% due 01/31/2017	49,500	49,573
0.875% due 02/28/2017	53,400	53,421
0.875% due 04/30/2017	83,800	83,633
1.000% due 03/31/2017	491,600	492,963
1.250% due 11/30/2018	93,000	91,409
1.375% due 07/31/2018	4,000	3,978
1.500% due 07/31/2016 (g)(i)	12,600	12,870
1.500% due 08/31/2018 (g)(i)	279,700	279,252
1.500% due 01/31/2019	102,200	101,342
1.500% due 02/28/2019 (e)	127,700	126,473
1.625% due 03/31/2019	140,500	139,836
3.000% due 02/28/2017	3,000	3,185
3.125% due 01/31/2017	1,500	1,597
3.250% due 03/31/2017	8,100	8,666

Total U.S. Treasury Obligations (Cost $3,657,470)		3,614,076

MORTGAGE-BACKED SECURITIES 5.0%
American Home Mortgage Investment Trust
2.330% due 02/25/2045		1,219	1,231
Arran Residential Mortgages Funding PLC
1.688% due 05/16/2047	EUR	7,573	10,571
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,600	12,513
5.731% due 05/10/2045		6,400	6,932
Banc of America Funding Corp.
2.623% due 05/25/2035		1,405	1,448
6.000% due 03/25/2037 ^		9,599	8,183
Banc of America Mortgage Trust
2.875% due 05/25/2033		1,862	1,866
6.500% due 10/25/2031		137	145
BCAP LLC Trust
5.190% due 03/26/2037		1,245	1,174
Bear Stearns Adjustable Rate Mortgage Trust
2.030% due 11/25/2034		4,099	3,936
2.363% due 02/25/2033		14	14
2.380% due 02/25/2036		207	207
2.504% due 04/25/2033		264	269
2.557% due 01/25/2035		710	700
2.667% due 02/25/2033		47	44
2.667% due 04/25/2034		1,133	1,138
2.737% due 01/25/2034		640	651
2.744% due 11/25/2030		1	2
2.910% due 07/25/2034		1,394	1,360
3.087% due 11/25/2034		982	981
5.208% due 01/25/2035		407	420
Bear Stearns Alt-A Trust
2.674% due 05/25/2035		3,299	3,177
2.676% due 09/25/2035		2,000	1,776
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		974	1,059
5.700% due 06/11/2050		7,800	8,765
5.703% due 06/11/2050		5,991	6,069
Bear Stearns Structured Products, Inc.
1.885% due 01/26/2036		4,082	3,297
2.874% due 12/26/2046		2,307	1,740
Chase Mortgage Finance Trust
4.754% due 01/25/2036 ^		5,723	5,453
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		594	589
2.618% due 05/25/2035		2,060	1,995
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,753
Countrywide Alternative Loan Trust
0.324% due 05/25/2047		4,245	3,678
0.334% due 05/25/2047		2,974	2,489
0.344% due 09/25/2046 ^		39,960	31,375
0.354% due 05/25/2036		11,243	9,084
6.000% due 02/25/2037 ^		14,535	11,091
Countrywide Home Loan Mortgage Pass-Through Trust
2.417% due 02/20/2036		808	771
2.498% due 11/25/2034		2,599	2,433
2.500% due 02/20/2035		4,342	4,223
6.000% due 03/25/2037 ^		4,911	4,547
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		6,001	6,463
5.383% due 02/15/2040		496	536
Credit Suisse First Boston Mortgage Securities Corp.
4.829% due 06/25/2032		19	20
Deutsche ALT-A Securities, Inc.
0.654% due 02/25/2035		747	689
Epic Opera Arlington Ltd.
0.770% due 07/28/2016	GBP	4,428	7,366
First Horizon Alternative Mortgage Securities
2.208% due 08/25/2035		$6,385	5,756
2.236% due 09/25/2035		104	92
First Horizon Mortgage Pass-Through Trust
2.583% due 10/25/2035		6,784	6,005
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
Granite Master Issuer PLC
0.357% due 12/20/2054		2,759	2,734
0.804% due 12/20/2054	GBP	2,782	4,614
Granite Mortgages PLC
0.589% due 09/20/2044	EUR	262	362
0.682% due 01/20/2044		264	364
0.900% due 01/20/2044	GBP	401	667
0.903% due 09/20/2044		2,087	3,467
Greenpoint Mortgage Pass-Through Certificates
2.795% due 10/25/2033		$1,558	1,567

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	407
5.444% due 03/10/2039		3,400	3,730
GS Mortgage Securities Trust
5.396% due 08/10/2038		392	393
GSR Mortgage Loan Trust
2.651% due 09/25/2035		6,887	6,972
5.021% due 11/25/2035		1,913	1,900
HarborView Mortgage Loan Trust
0.346% due 01/19/2038		6,650	5,638
0.376% due 05/19/2035		648	568
0.406% due 01/19/2036		13,508	9,326
0.486% due 01/19/2035		6,596	4,872
0.906% due 10/19/2035		4,842	4,253
2.733% due 07/19/2035		2,616	2,286
Holmes Master Issuer PLC
1.632% due 10/15/2054	EUR	2,853	3,942
IndyMac Adjustable Rate Mortgage Trust
1.751% due 01/25/2032		$2	2
IndyMac Mortgage Loan Trust
0.364% due 04/25/2046		7,272	5,801
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039		810	809
5.336% due 05/15/2047		6,800	7,433
5.420% due 01/15/2049		20,956	23,013
5.882% due 02/15/2051		1,770	1,977
JPMorgan Commercial Mortgage-Backed Securities Trust
5.648% due 03/18/2051		10,000	10,730
JPMorgan Mortgage Trust
0.000% due 10/25/2036		9,673	8,204
2.273% due 06/25/2035		907	917
2.757% due 08/25/2034		9,017	9,127
3.319% due 02/25/2035		576	596
5.750% due 01/25/2036 ^		1,136	1,065
MASTR Adjustable Rate Mortgages Trust
0.869% due 01/25/2047 ^		6,297	3,957
Merrill Lynch Floating Trust
0.692% due 07/09/2021		7,157	7,150
Merrill Lynch Mortgage Investors Trust
0.364% due 02/25/2036		2,601	2,378
0.404% due 11/25/2035		367	347
1.154% due 10/25/2035		987	938
2.127% due 04/25/2035		10,000	9,502
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,065
Morgan Stanley Capital Trust
5.610% due 04/15/2049		2,468	2,514
Morgan Stanley Re-REMIC Trust
5.819% due 08/12/2045		1,927	2,136
Prime Mortgage Trust
0.554% due 02/25/2019		3	3
0.554% due 02/25/2034		213	201
0.654% due 02/25/2035		8,436	7,917
Residential Accredit Loans, Inc. Trust
0.254% due 05/25/2037		16,172	11,682
0.339% due 08/25/2036		11,504	8,796
3.575% due 12/25/2035		959	794
6.000% due 02/25/2037		45,236	36,950
Residential Asset Securitization Trust
0.604% due 10/25/2035		3,665	3,313
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		4,200	4,053
6.000% due 06/25/2037 ^		7,338	6,533
Silenus European Loan Conduit Ltd.
0.438% due 05/15/2019	EUR	242	326
Structured Adjustable Rate Mortgage Loan Trust
0.354% due 04/25/2047		$4,278	3,072
5.034% due 05/25/2036		805	809
5.177% due 07/25/2035 ^		603	531
Structured Asset Mortgage Investments Trust
0.406% due 07/19/2035		3,993	3,975
0.816% due 09/19/2032		55	54
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.125% due 07/25/2032		6	6
2.516% due 02/25/2032		7	7
Suntrust Adjustable Rate Mortgage Loan Trust
2.756% due 02/25/2037 ^		5,979	5,102
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		30,268	28,426
Wachovia Bank Commercial Mortgage Trust
0.235% due 06/15/2020		1,735	1,719
5.509% due 04/15/2047		3,200	3,483
Wachovia Mortgage Loan Trust LLC
2.790% due 05/20/2036 ^		10,201	8,869
WaMu Mortgage Pass-Through Certificates
0.444% due 10/25/2045		678	628

0.474% due 01/25/2045		6,427	6,090
1.331% due 11/25/2042		294	285
1.531% due 08/25/2042		760	722
4.157% due 12/25/2036 ^		797	726
4.730% due 07/25/2037 ^		6,140	5,692
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 03/25/2036		3,066	3,096
2.615% due 12/25/2034		1,609	1,649
2.615% due 01/25/2035		2,053	2,066

Total Mortgage-Backed Securities (Cost $468,866)			506,376

ASSET-BACKED SECURITIES 1.6%
Accredited Mortgage Loan Trust
0.284% due 02/25/2037		5,769	5,413
Amortizing Residential Collateral Trust
0.694% due 06/25/2032		148	137
Bear Stearns Asset-Backed Securities Trust
0.304% due 11/25/2036		20,371	14,641
0.314% due 08/25/2036		2,576	2,018
Concord Real Estate CDO Ltd.
0.434% due 12/25/2046		3,848	3,848
Countrywide Asset-Backed Certificates
0.284% due 11/25/2037		19,444	19,095
Credit-Based Asset Servicing and Securitization LLC
0.214% due 11/25/2036		184	101
EMC Mortgage Loan Trust
0.894% due 05/25/2040		225	204
First Franklin Mortgage Loan Trust
0.644% due 09/25/2035		2,800	2,546
Fremont Home Loan Trust
0.214% due 01/25/2037		103	52
Hillmark Funding
0.484% due 05/21/2021		23,183	22,564
HSBC Home Equity Loan Trust
0.447% due 01/20/2034		2,917	2,902
JPMorgan Mortgage Acquisition Trust
0.214% due 03/25/2047		824	795
Lafayette CLO Ltd.
1.635% due 09/06/2022		2,989	2,987
Lehman XS Trust
0.334% due 06/25/2036		6,437	4,487
Long Beach Mortgage Loan Trust
0.714% due 10/25/2034		156	143
3.154% due 11/25/2032		49	43
MASTR Asset-Backed Securities Trust
0.394% due 03/25/2036		7,515	4,089
0.444% due 12/25/2035		10,000	8,665
Morgan Stanley ABS Capital, Inc. Trust
0.404% due 08/25/2036		20,000	10,786
NovaStar Mortgage Funding Trust
0.394% due 11/25/2036		4,301	1,934
Penta CLO S.A.
0.551% due 06/04/2024	EUR	2,324	3,145
Residential Asset Securities Corp. Trust
0.314% due 06/25/2036		$9,307	8,770
0.354% due 02/25/2036		2,096	2,056
0.734% due 05/25/2035		1,397	1,318
Securitized Asset-Backed Receivables LLC Trust
0.284% due 05/25/2037 ^		1,846	1,218
SLM Student Loan Trust
0.564% due 12/15/2023	EUR	14,260	19,384
2.805% due 12/16/2019		$1,762	1,799
Structured Asset Securities Corp.
0.324% due 12/25/2036		9,900	8,050
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.734% due 01/25/2033		36	34
Washington Mutual Asset-Backed Certificates Trust
0.394% due 05/25/2036		15,000	9,667
Wells Fargo Home Equity Asset-Backed Securities Trust
0.744% due 11/25/2035		1,800	1,547

Total Asset-Backed Securities (Cost $151,859)			164,438

SOVEREIGN ISSUES 8.0%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	700	1,001
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$3,200	3,268
4.125% due 09/15/2017	EUR	2,300	3,355
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	22,000	7,012
Italy Buoni Poliennali Del Tesoro
2.250% due 05/15/2016	EUR	17,100	24,239
2.750% due 12/01/2015		31,300	44,598
3.000% due 04/15/2015		900	1,270

3.000% due 06/15/2015		47,600	67,440
3.000% due 11/01/2015		37,300	53,234
3.750% due 08/01/2015		59,500	85,280
3.750% due 08/01/2016		3,500	5,134
4.500% due 07/15/2015		55,300	79,922
4.750% due 09/15/2016		1,400	2,104
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		38,200	52,194
0.000% due 12/31/2015		2,800	3,805
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,220
Mexico Government International Bond
10.000% due 12/05/2024	MXN	176,000	17,480
Province of Ontario
1.000% due 07/22/2016		$2,500	2,515
1.600% due 09/21/2016		300	306
1.650% due 09/27/2019		2,800	2,718
3.000% due 07/16/2018		3,700	3,891
3.150% due 06/02/2022	CAD	14,200	13,010
4.000% due 10/07/2019		$700	763
4.000% due 06/02/2021	CAD	21,400	20,917
4.200% due 03/08/2018		1,100	1,084
4.200% due 06/02/2020		12,500	12,404
4.300% due 03/08/2017		900	879
4.400% due 06/02/2019		5,600	5,600
4.400% due 04/14/2020		$600	664
5.500% due 06/02/2018	CAD	2,300	2,377
Province of Quebec
2.750% due 08/25/2021		$17,100	16,819
3.500% due 07/29/2020		3,000	3,159
3.500% due 12/01/2022	CAD	17,100	15,903
4.250% due 12/01/2021		31,200	30,791
4.500% due 12/01/2017		700	694
4.500% due 12/01/2020		2,500	2,513
Spain Government International Bond
3.150% due 01/31/2016	EUR	67,400	97,001
3.250% due 04/30/2016		500	724
3.300% due 07/30/2016		1,300	1,890
3.750% due 10/31/2015		69,500	100,366
4.000% due 07/30/2015		15,400	22,156

Total Sovereign Issues (Cost $809,671)			812,700

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,650

Total Preferred Securities (Cost $13,075)			13,650

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.8%
CERTIFICATES OF DEPOSIT 0.5%
Credit Suisse
0.465% due 03/17/2015		$6,600	6,600
Itau Unibanco Holding S.A.
0.000% due 10/31/2014		45,200	44,904

			51,504

COMMERCIAL PAPER 0.2%
Ford Motor Credit Co. LLC
0.850% due 06/16/2014		3,400	3,397
0.880% due 07/14/2014		7,400	7,390
0.900% due 08/05/2014		7,500	7,487

			18,274

REPURCHASE AGREEMENTS (d) 1.1%			107,717

U.S. TREASURY BILLS 0.0%
0.064% due 04/17/2014 - 08/21/2014 (a)(i)		148	148

Total Short-Term Instruments (Cost $177,547)			177,643

Total Investments in Securities (Cost $9,504,954)			9,663,769

	SHARES
INVESTMENTS IN AFFILIATES 12.1%
SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short-Term Floating NAV Portfolio	1,716	17
PIMCO Short-Term Floating NAV Portfolio III	123,162,650	1,230,518

Total Short-Term Instruments (Cost $1,230,432)		1,230,535

Total Investments in Affiliates (Cost $1,230,432)		1,230,535

Total Investments 106.8% (Cost $10,735,386)		$10,894,304
Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(9,220))		3,567
Other Assets and Liabilities, net (6.8%)		(696,784)

Net Assets 100.0%		$10,201,087

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.050%	03/31/2014	04/01/2014	$103,900	U.S. Treasury Notes 1.000% due 05/31/2018	$(106,065)	$103,900	$103,900
SSB	0.000%	03/31/2014	04/01/2014	3,817	Fannie Mae 2.260% due 10/17/2022	(3,893)	3,817	3,817

Total Repurchase Agreements						$(109,958)	$107,717	$107,717

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.250%	03/31/2014	04/01/2014	$(103,950)	$(103,950)

Total Reverse Repurchase Agreements					$(103,950)

(2)	As of March 31, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended March 31, 2014 was $104,092 at a weighted average interest rate of (0.493%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	04/01/2044	$16,000	$(16,076)	$(16,099)

Total Short Sales				$(16,076)	$(16,099)

(e)	Securities with an aggregate market value of $103,991 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$122.000	05/23/2014	275	$(244)	$(104)
Call - CBOT U.S. Treasury 10-Year Note June Futures	125.000	05/23/2014	275	(210)	(93)

Total Written Options				$(454)	$(197)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2015	289	$(4)	$0	$(45)
3-Month Euribor June Futures	Long	06/2015	289	69	0	(30)
3-Month Euribor September Futures	Long	09/2015	289	98	0	(40)
90-Day Euribor March Futures	Long	03/2015	289	40	0	(25)
90-Day Eurodollar December Futures	Long	12/2015	16,852	(4,697)	1,685	0
90-Day Eurodollar June Futures	Long	06/2014	4,537	43	0	0
90-Day Eurodollar June Futures	Long	06/2015	7,590	(1,143)	474	0
90-Day Eurodollar June Futures	Long	06/2016	1,144	(709)	72	0
90-Day Eurodollar March Futures	Long	03/2015	227	65	9	0
90-Day Eurodollar March Futures	Long	03/2016	5,946	(3,775)	520	0
90-Day Eurodollar September Futures	Long	09/2015	7,830	(75)	685	0
90-Day Eurodollar September Futures	Long	09/2016	3,660	278	137	0
U.S. Treasury 5-Year Note June Futures	Long	06/2014	8,440	(7,724)	528	0
U.S. Treasury 10-Year Note June Futures	Long	06/2014	714	(302)	0	(44)

Total Futures Contracts				$(17,836)	$4,110	$(184)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$37,100	$581	$45	$29	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$130,400	$(1,717)	$(1,564)	$49	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		1,221,100	8,607	586	388	0
Pay	3-Month USD-LIBOR	1.500%	12/16/2016		903,900	(1,051)	(1,773)	268	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		782,900	4,776	(2,615)	23	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		34,800	(5,049)	4,087	174	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		378,600	54,961	30,231	1,679	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		283,400	(315)	(13,900)	1,383	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	538,000	(112)	(144)	5	0

						$60,100	$14,908	$3,969	$0

Total Swap Agreements						$60,681	$14,953	$3,998	$0

(g)	Securities with an aggregate market value of $23,780 and cash of $61,327 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014		$687,738	EUR	498,698	$0	$(707)
	05/2014	EUR	500,589		$690,302	718	(8)
	06/2014		$1,061	GBP	643	10	0
BPS	04/2014	EUR	944		$1,278	0	(23)
	05/2014		$3,268	MXN	43,605	61	0
	06/2014	EUR	300		$379	0	(34)
	07/2014		200		253	0	(22)
	08/2014		300		380	0	(34)
BRC	04/2014		25,345		34,771	0	(146)
CBK	04/2014		1,400		1,774	0	(154)
	04/2014		$2,305	EUR	1,675	3	0
	05/2014	JPY	9,451,400		$92,683	1,092	0
	06/2014	CAD	120,906		108,921	0	(244)
DUB	04/2014		$18,152	EUR	13,060	0	(160)
	05/2014		8,700	MXN	116,410	188	0
	06/2014	GBP	11,969		$19,912	0	(32)
FBF	04/2014		$3,188	EUR	2,292	0	(30)
	06/2014	EUR	2,000		$2,536	0	(219)
GLM	04/2014		183,080		254,243	2,023	0
	06/2014	GBP	10,071		16,874	93	0
HUS	05/2014		$400	MXN	5,352	9	0
SOG	05/2014		12,600		168,651	276	0
UAG	04/2014	BRL	17,340		$7,119	0	(523)
	04/2014	EUR	306,556		419,367	0	(2,960)
	04/2014		$7,310	BRL	17,340	332	0
	05/2014	BRL	17,340		$7,254	0	(322)

Total Forward Foreign Currency Contracts						$4,805	$(5,618)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.730%	04/28/2014	$64,800	$(298)	$(114)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.640%	06/11/2014	79,700	(279)	(159)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040%	06/11/2014	79,700	(518)	(531)
GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	05/06/2014	58,700	(151)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	05/06/2014	58,700	(499)	(234)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	83,300	(215)	(82)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.560%	09/02/2014	107,700	(194)	(139)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.860%	09/02/2014	107,700	(1,583)	(1,723)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.490%	04/28/2014	104,900	(189)	(7)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	04/28/2014	70,000	(105)	(25)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	04/28/2014	70,000	(529)	(116)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	05/06/2014	76,900	(188)	(2)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	05/19/2014	61,800	(80)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	05/19/2014	61,800	(391)	(480)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	113,700	(273)	(112)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400%	07/28/2014	140,700	(884)	(436)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750%	06/16/2014	61,800	(371)	(268)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050%	06/16/2014	61,800	(769)	(424)
RYL	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	07/28/2014	44,400	(134)	(44)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.630%	09/02/2014	62,000	(310)	(246)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.680%	09/02/2014	155,000	(884)	(766)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014	217,000	(3,781)	(3,509)

							$(12,625)	$(9,432)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-21 5-Year Index	Buy	0.550%	06/18/2014	$10,300	$(4)	$(7)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.850%	06/18/2014	10,500	(11)	(7)
BPS	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	04/16/2014	19,500	(10)	(13)
CBK	Call - OTC CDX.IG-21 5-Year Index	Buy	0.600%	04/16/2014	24,100	(12)	(15)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	06/18/2014	6,900	(8)	(4)
JPM	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	06/18/2014	23,400	(29)	(13)

						$(74)	$(59)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$4,900	$(274)	$(254)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$(13)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	(31)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	(13)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	(4)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	(12)

						$(788)	$(73)

Total Written Options						$(13,761)	$(9,818)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.098%		$5,300	$(94)	$142	$48	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.514%		700	(6)	12	6	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.625%		18,800	(349)	512	163	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.740%		700	(11)	15	4	0
	MetLife, Inc.	1.000%	12/20/2014	0.087%		10,800	(143)	219	76	0
	MetLife, Inc.	1.000%	09/20/2015	0.185%		7,500	(492)	586	94	0
	MetLife, Inc.	1.000%	12/20/2015	0.212%		18,100	(865)	1,118	253	0
	Mexico Government International Bond	1.000%	09/20/2015	0.278%		1,200	0	13	13	0
	Mexico Government International Bond	1.000%	12/20/2016	0.428%		1,700	16	11	27	0
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		2,200	(4)	27	23	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.192%		9,000	(263)	392	129	0
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.136%	EUR	16,900	(238)	293	55	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.383%		$1,000	(14)	22	8	0
	Brazil Government International Bond	1.000%	09/20/2015	0.514%		2,300	(20)	37	17	0
	Brazil Government International Bond	1.000%	03/20/2016	0.676%		1,100	(7)	15	8	0
	Brazil Government International Bond	1.000%	06/20/2016	0.729%		18,400	(27)	143	116	0
	Brazil Government International Bond	1.000%	12/20/2016	0.953%		31,000	(781)	831	50	0
	China Government International Bond	1.000%	12/20/2016	0.431%		2,300	44	(8)	36	0
	China Government International Bond	1.000%	12/20/2018	0.821%		900	9	(1)	8	0
	Mexico Government International Bond	1.000%	03/20/2015	0.219%		2,900	(65)	88	23	0
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.514%		1,000	(16)	23	7	0
	Brazil Government International Bond	1.000%	06/20/2016	0.729%		51,100	(156)	480	324	0
	China Government International Bond	1.000%	12/20/2018	0.821%		2,600	24	(2)	22	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.196%		11,000	111	(65)	46	0
	MetLife, Inc.	1.000%	12/20/2015	0.212%		6,900	(251)	347	96	0
	Mexico Government International Bond	1.000%	03/20/2015	0.219%		2,600	(60)	80	20	0
	Mexico Government International Bond	1.000%	09/20/2015	0.278%		1,200	(18)	31	13	0
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		800	(1)	9	8	0
DUB	Bank of America Corp.	1.000%	09/20/2014	0.207%		4,000	31	(14)	17	0
	Brazil Government International Bond	1.000%	06/20/2015	0.383%		6,600	(70)	123	53	0
	Brazil Government International Bond	1.000%	06/20/2016	0.729%		8,100	(20)	71	51	0
	China Government International Bond	1.000%	12/20/2016	0.431%		2,000	39	(8)	31	0
	Export-Import Bank of China	1.000%	06/20/2017	0.781%		800	(34)	40	6	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.302%		4,300	53	(7)	46	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.430%		1,100	(26)	36	10	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.975%		5,300	(156)	162	6	0
	Mexico Government International Bond	1.000%	03/20/2016	0.331%		15,800	(116)	331	215	0
	Mexico Government International Bond	1.000%	06/20/2016	0.349%		40,900	99	509	608	0
FBF	Brazil Government International Bond	1.000%	06/20/2015	0.383%		8,200	(209)	274	65	0
	Brazil Government International Bond	1.000%	09/20/2015	0.514%		5,500	(69)	111	42	0
	China Government International Bond	1.000%	03/20/2015	0.150%		700	3	3	6	0
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.196%		22,600	201	(153)	48	0
	Vodafone Group PLC	1.000%	03/20/2016	0.235%		3,900	56	5	61	0
GST	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.098%		2,600	(46)	70	24	0
	Brazil Government International Bond	1.000%	06/20/2015	0.383%		900	(12)	19	7	0
	Japan Government International Bond	1.000%	12/20/2015	0.185%		2,800	69	(28)	41	0
	Mexico Government International Bond	1.000%	06/20/2017	0.482%		500	(5)	13	8	0
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		3,200	(9)	41	32	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.514%		3,300	(33)	58	25	0
	Brazil Government International Bond	1.000%	06/20/2016	0.729%		25,400	(37)	198	161	0
	Mexico Government International Bond	1.000%	09/20/2016	0.393%		1,000	6	10	16	0
	Mexico Government International Bond	1.000%	12/20/2016	0.428%		300	3	2	5	0
	Mexico Government International Bond	1.000%	09/20/2017	0.540%		2,400	(53)	92	39	0
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		1,500	(4)	19	15	0
JPM	Brazil Government International Bond	1.000%	06/20/2015	0.383%		10,900	(120)	206	86	0
	Brazil Government International Bond	1.000%	09/20/2015	0.514%		3,300	(34)	59	25	0
	Brazil Government International Bond	1.000%	09/20/2016	0.853%		5,300	(31)	52	21	0
	Mexico Government International Bond	0.920%	03/20/2016	0.331%		1,200	0	14	14	0
	Mexico Government International Bond	1.000%	09/20/2016	0.393%		700	4	7	11	0
	Mexico Government International Bond	1.000%	12/20/2016	0.428%		1,600	22	4	26	0
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		4,500	(10)	56	46	0
MYC	Brazil Government International Bond	1.000%	06/20/2015	0.383%		1,500	(14)	26	12	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.740%		5,300	(79)	114	35	0
	Mexico Government International Bond	1.000%	09/20/2016	0.393%		7,100	(33)	142	109	0
RYL	China Government International Bond	1.000%	09/20/2016	0.386%		400	3	3	6	0
	Mexico Government International Bond	1.000%	09/20/2015	0.278%		5,400	(63)	122	59	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.030%		7,900	34	44	78	0
UAG	Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.098%		2,600	(47)	71	24	0
	Brazil Government International Bond	1.000%	09/20/2015	0.514%		700	(7)	12	5	0
	Indonesia Government International Bond	1.000%	09/20/2016	0.740%		2,400	(38)	54	16	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.975%		3,200	(99)	102	3	0
	Mexico Government International Bond	1.000%	09/20/2015	0.278%		600	(8)	15	7	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.130%	EUR	26,600	(398)	467	69	0

							$(4,934)	$8,917	$3,983	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$6,100	$(265)	$137	$0	$(128)
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	33,800	4,264	(3,412)	852	0
DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	2,600	259	(221)	38	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	18,400	2,222	(1,759)	463	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,000	137	(111)	26	0
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	400	50	(40)	10	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,833	0	29	29	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	3,050	(80)	49	0	(31)
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	37,700	4,099	(3,149)	950	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	3,000	345	(269)	76	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	4,051	0	66	66	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	11,000	1,288	(1,010)	278	0

					$12,319	$(9,690)	$2,788	$(159)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	5,400	$4	$(148)	$0	$(144)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		6,000	0	(71)	0	(71)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	46,000	(12)	56	44	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		17,100	(26)	(52)	0	(78)
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		7,400	(10)	(20)	0	(30)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		29,500	15	46	61	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		18,300	(11)	18	7	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		932,000	(264)	1,819	1,555	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		149,000	(108)	(14)	0	(122)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		23,100	(15)	21	6	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		17,800	(4)	22	18	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		13,000	(26)	(33)	0	(59)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		83,000	(7)	(263)	0	(270)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		6,500	(19)	(8)	0	(27)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		14,900	(26)	(14)	0	(40)
DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	2,000	1	(24)	0	(23)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	44,000	(18)	60	42	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		14,800	(25)	(35)	0	(60)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	6,600	0	(181)	0	(181)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		2,100	1	(26)	0	(25)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	35,100	(10)	68	58	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		124,600	(95)	(7)	0	(102)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		41,700	(26)	37	11	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		58,600	(12)	71	59	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		46,000	(13)	57	44	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		10,000	(23)	(22)	0	(45)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		15,600	(39)	(24)	0	(63)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		464,500	176	783	959	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		54,900	(35)	57	22	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		50,000	(34)	117	83	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		303,000	(483)	339	0	(144)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		19,500	(1)	21	20	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		161,500	(339)	(396)	0	(735)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		18,700	(31)	(45)	0	(76)
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		18,500	(7)	12	5	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		9,200	(1)	10	9	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		46,000	(16)	59	43	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		21,200	(89)	33	0	(56)
MYC	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	30,400	6	57	63	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		105,000	(58)	233	175	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		196,000	(318)	224	0	(94)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		27,600	(16)	23	7	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		51,400	(11)	62	51	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		28,000	7	19	26	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		197,100	(354)	(542)	0	(896)
SOG	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		92,000	(16)	103	87	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	3,300	3	(98)	0	(95)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	49,000	(5)	(154)	0	(159)

							$(2,390)	$2,249	$3,455	$(3,596)

Total Swap Agreements							$4,995	$1,476	$10,226	$(3,755)

(i)	Securities with an aggregate market value of $11,299 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$251	$0	$251
Corporate Bonds & Notes
Banking & Finance	0	1,234,124	16,425	1,250,549
Industrials	0	128,291	6,347	134,638
Utilities	0	97,514	0	97,514
Municipal Bonds & Notes
California	0	250,625	0	250,625
Illinois	0	2,654	0	2,654
Iowa	0	746	0	746
Mississippi	0	2,767	0	2,767
Nebraska	0	7,140	0	7,140
Nevada	0	5,403	0	5,403
New Jersey	0	40,215	0	40,215
New York	0	14,791	0	14,791
Ohio	0	44,880	0	44,880
Texas	0	58,263	0	58,263
Washington	0	19,691	0	19,691
Wisconsin	0	3,516	0	3,516
U.S. Government Agencies	0	2,441,243	0	2,441,243
U.S. Treasury Obligations	0	3,614,076	0	3,614,076
Mortgage-Backed Securities	0	506,376	0	506,376
Asset-Backed Securities	0	164,438	0	164,438
Sovereign Issues	0	812,700	0	812,700
Preferred Securities
Banking & Finance	13,650	0	0	13,650
Short-Term Instruments
Certificates of Deposit	0	51,504	0	51,504
Commercial Paper	0	18,274	0	18,274
Repurchase Agreements	0	107,717	0	107,717
U.S. Treasury Bills	0	148	0	148
	$13,650	$9,627,347	$22,772	$9,663,769

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,230,535	$0	$0	$1,230,535
Total Investments	$1,244,185	$9,627,347	$22,772	$10,894,304

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,099)	$0	$(16,099)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,110	3,998	0	8,108
Over the counter	0	15,031	0	15,031
	$4,110	$19,029	$0	$23,139

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(184)	(197)	0	(381)
Over the counter	0	(19,118)	(73)	(19,191)

	$(184)	$(19,315)	$(73)	$(19,572)

Totals	$1,248,111	$9,610,962	$22,699	$10,881,772

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.6%
BANK LOAN OBLIGATIONS 1.0%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,763	$2,770
DaVita, Inc.
4.000% due 11/01/2019		198	199
Dell, Inc.
3.750% due 10/29/2018		195	195
H.J. Heinz Co.
3.500% due 06/05/2020		893	899

Total Bank Loan Obligations (Cost $4,024)			4,063

CORPORATE BONDS & NOTES 29.3%
BANKING & FINANCE 13.4%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,327
AGFC Capital Trust
6.000% due 01/15/2067		100	85
Ally Financial, Inc.
2.750% due 01/30/2017		3,200	3,240
3.500% due 07/18/2016		300	310
4.625% due 06/26/2015		1,300	1,349
5.500% due 02/15/2017		1,400	1,526
6.750% due 12/01/2014		300	312
American International Group, Inc.
8.250% due 08/15/2018		400	501
Banco Bradesco S.A.
2.336% due 05/16/2014		300	300
Bank of America Corp.
0.566% due 08/15/2016		100	99
1.054% due 03/22/2016		1,000	1,007
2.000% due 01/11/2018		1,400	1,399
5.750% due 12/01/2017		3,500	3,967
6.400% due 08/28/2017		700	804
6.875% due 04/25/2018		1,300	1,535
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	500	1,131
CIT Group, Inc.
4.250% due 08/15/2017		$100	105
4.750% due 02/15/2015		2,500	2,575
Citigroup, Inc.
0.916% due 11/15/2016		500	503
5.000% due 09/15/2014		200	204
6.010% due 01/15/2015		300	313
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	1,100	1,790
Eksportfinans ASA
3.000% due 11/17/2014		$883	888
Ford Motor Credit Co. LLC
1.018% due 01/17/2017		4,000	4,025
2.750% due 05/15/2015		2,300	2,348
3.875% due 01/15/2015		1,100	1,127
3.984% due 06/15/2016		1,590	1,686
4.207% due 04/15/2016		1,000	1,060
7.000% due 04/15/2015		100	106
Goldman Sachs Group, Inc.
0.742% due 01/12/2015		700	701
6.150% due 04/01/2018		200	229
International Lease Finance Corp.
4.875% due 04/01/2015		400	416
5.650% due 06/01/2014		4,200	4,235
5.750% due 05/15/2016		500	539
6.500% due 09/01/2014		800	820
IPIC GMTN Ltd.
3.125% due 11/15/2015		300	311
JPMorgan Chase & Co.
0.854% due 02/26/2016		1,500	1,508
1.100% due 10/15/2015		700	703
3.150% due 07/05/2016		3,200	3,351
3.450% due 03/01/2016		3,500	3,667
Murray Street Investment Trust
4.647% due 03/09/2017		200	216
Prudential Covered Trust
2.997% due 09/30/2015		720	739

QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	214
RCI Banque S.A.
4.375% due 01/27/2015	EUR	100	142
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$400	425
SLM Corp.
5.000% due 04/15/2015		500	520
6.250% due 01/25/2016		200	216
Union Bank N.A.
1.185% due 06/06/2014		1,200	1,202
2.625% due 09/26/2018		300	306

			56,082

INDUSTRIALS 9.4%
Aviation Capital Group Corp.
3.875% due 09/27/2016		400	415
Casino Guichard Perrachon S.A.
5.500% due 01/30/2015	EUR	2,750	3,938
Cisco Systems, Inc.
0.286% due 09/03/2015		$3,500	3,500
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,000	3,002
COX Communications, Inc.
5.450% due 12/15/2014		900	930
5.875% due 12/01/2016		1,100	1,227
Daimler Finance North America LLC
0.585% due 03/10/2017		1,800	1,802
0.842% due 01/09/2015		200	201
1.300% due 07/31/2015		1,075	1,083
3.000% due 03/28/2016		200	208
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		2,980	3,108
DISH DBS Corp.
7.125% due 02/01/2016		1,200	1,314
Ensco PLC
3.250% due 03/15/2016		1,360	1,419
General Mills, Inc.
0.536% due 01/29/2016		100	100
HCA, Inc.
7.875% due 02/15/2020		1,200	1,280
8.500% due 04/15/2019		2,000	2,094
Hewlett-Packard Co.
2.350% due 03/15/2015		200	203
Kroger Co.
2.200% due 01/15/2017		100	102
MGM Resorts International
6.625% due 07/15/2015		1,700	1,811
Mondelez International, Inc.
6.250% due 03/20/2015	EUR	2,700	3,917
ONEOK Partners LP
6.150% due 10/01/2016		$1,427	1,596
SABMiller Holdings, Inc.
0.928% due 08/01/2018		3,600	3,632
Volkswagen International Finance NV
1.625% due 03/22/2015		2,215	2,241
WMG Acquisition Corp.
6.000% due 01/15/2021		270	283

			39,406

UTILITIES 6.5%
AT&T, Inc.
5.100% due 09/15/2014		4,100	4,186
Duke Energy Ohio, Inc.
0.375% due 03/06/2015		8,100	8,109
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		3,600	3,628
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		800	828
Petrobras Global Finance BV
2.593% due 03/17/2017		1,100	1,107
Verizon Communications, Inc.
0.435% due 03/06/2015		100	100
1.763% due 09/15/2016		3,700	3,808
1.984% due 09/14/2018		900	946
2.500% due 09/15/2016		3,500	3,627

3.650% due 09/14/2018		500	533

			26,872

Total Corporate Bonds & Notes (Cost $121,613)			122,360

MUNICIPAL BONDS & NOTES 3.1%
CALIFORNIA 1.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		2,550	3,003
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		1,100	1,156

			4,159

ILLINOIS 0.5%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015		2,200	2,261

MASSACHUSETTS 1.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031		3,900	4,172

WASHINGTON 0.6%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025		2,600	2,523

Total Municipal Bonds & Notes (Cost $12,657)			13,115

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
2.792% due 11/01/2042		910	922
5.000% due 05/01/2044		1,000	1,088
Freddie Mac
1.573% due 10/25/2021 (a)		392	37
4.500% due 09/01/2041 - 04/01/2044		3,000	3,199
5.500% due 06/01/2037 - 08/15/2051		731	801

Total U.S. Government Agencies (Cost $6,049)			6,047

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022		915	897
0.125% due 01/15/2023		1,317	1,276
0.375% due 07/15/2023		603	597
0.625% due 07/15/2021		1,142	1,176
1.125% due 01/15/2021 (f)		3,743	3,976
2.375% due 01/15/2025		124	146

Total U.S. Treasury Obligations (Cost $8,188)			8,068

MORTGAGE-BACKED SECURITIES 7.5%
Banc of America Commercial Mortgage Trust
5.550% due 04/10/2049		83	91
BCAP LLC Trust
5.250% due 06/26/2036		840	763
Bear Stearns Adjustable Rate Mortgage Trust
2.659% due 01/25/2035		51	53
CBA Commercial Small Balance Commercial Mortgage
0.404% due 06/25/2038		4,726	2,780
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		688	525
6.000% due 05/25/2037 ^		553	443
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,581	3,857
First Horizon Alternative Mortgage Securities
2.207% due 06/25/2034		375	368
First Horizon Mortgage Pass-Through Trust
2.398% due 11/25/2037		4,319	3,692
Granite Mortgages PLC
0.903% due 09/20/2044	GBP	288	478
HarborView Mortgage Loan Trust
0.976% due 11/19/2034		$106	79
IndyMac Mortgage Loan Trust
0.364% due 04/25/2046		3,590	2,864
2.531% due 10/25/2034		67	66
JPMorgan Alternative Loan Trust
0.304% due 07/25/2036		207	208
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		190	203
5.397% due 05/15/2045		676	735
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		53	58

Morgan Stanley Capital Trust
4.700% due 07/15/2056		91	92
5.665% due 04/15/2049		1,095	1,204
RBSSP Resecuritization Trust
0.404% due 02/26/2037		1,334	1,216
RMAC Securities PLC
0.671% due 06/12/2044	GBP	1,932	3,014
Structured Asset Securities Corp.
5.500% due 09/25/2035		$648	668
Thornburg Mortgage Securities Trust
1.404% due 06/25/2037		156	135
5.750% due 06/25/2037		695	675
Wachovia Bank Commercial Mortgage Trust
0.235% due 06/15/2020		353	350
5.724% due 06/15/2049		3,619	3,990
5.749% due 07/15/2045		516	561
5.953% due 02/15/2051		434	477
WaMu Mortgage Pass-Through Certificates
0.384% due 04/25/2045		144	136
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		883	875
2.618% due 06/25/2035		603	616

Total Mortgage-Backed Securities (Cost $28,524)			31,272

ASSET-BACKED SECURITIES 8.8%
Access Group, Inc.
1.539% due 10/27/2025		670	677
Asset-Backed Funding Certificates Trust
0.314% due 01/25/2037		4,104	2,440
0.374% due 01/25/2037		2,855	1,711
Avoca CLO PLC
0.655% due 09/15/2021	EUR	1,055	1,436
Bear Stearns Asset-Backed Securities Trust
0.354% due 04/25/2037		$926	825
1.404% due 08/25/2037		267	234
Belle Haven ABS CDO Ltd.
0.598% due 11/03/2044		346	165
0.638% due 11/03/2044		530	253
Berica Asset-Backed Security SRL
0.613% due 12/30/2055	EUR	1,088	1,475
Citigroup Mortgage Loan Trust, Inc.
0.294% due 08/25/2036		$122	91
Countrywide Asset-Backed Certificates
0.284% due 06/25/2047		217	215
0.294% due 08/25/2037		4,000	3,108
0.304% due 04/25/2047		1,750	1,373
0.304% due 06/25/2047		3,500	2,622
0.344% due 06/25/2047		4,000	3,085
0.414% due 05/25/2036		97	97
0.434% due 09/25/2036		4,500	3,662
0.504% due 05/25/2036		400	377
5.103% due 05/25/2035		800	788
5.378% due 07/25/2036		300	209
5.595% due 08/25/2035		600	530
Credit-Based Asset Servicing and Securitization LLC
4.288% due 03/25/2037 ^		3,195	1,973
GSAMP Trust
0.384% due 03/25/2047		2,000	1,220
HSI Asset Securitization Corp. Trust
0.374% due 12/25/2036		823	384
Huntington CDO Ltd.
0.506% due 11/05/2040		566	527
MASTR Asset-Backed Securities Trust
0.324% due 10/25/2036		1,234	1,036
Morgan Stanley ABS Capital, Inc. Trust
0.294% due 11/25/2036		273	170
Morgan Stanley Capital Trust
0.444% due 01/25/2036		500	414
Newcastle CDO Ltd.
0.574% due 12/24/2039		496	484
Securitized Asset-Backed Receivables LLC Trust
0.919% due 02/25/2034		679	630
Sierra Madre Funding Ltd.
0.536% due 09/07/2039		1,396	1,062
0.556% due 09/07/2039		3,221	2,437
SLM Student Loan Trust
2.350% due 04/15/2039		38	38
Structured Asset Investment Loan Trust
0.514% due 10/25/2035		566	549
Triaxx Prime CDO Ltd.
0.412% due 10/02/2039		508	418

Total Asset-Backed Securities (Cost $28,317)			36,715

SOVEREIGN ISSUES 12.8%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,500	2,391
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	4,000	5,700
3.000% due 06/15/2015		2,700	3,825
3.000% due 11/01/2015		200	285
3.750% due 08/01/2015		100	143
3.750% due 04/15/2016		1,500	2,192
3.750% due 08/01/2016		500	733
4.500% due 07/15/2015		600	867
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		100	137
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	390
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	200	166
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	500	703
4.700% due 11/01/2016		1,100	1,648
Spain Government International Bond
3.000% due 04/30/2015		7,800	11,023
3.250% due 04/30/2016		2,500	3,618
3.300% due 07/30/2016		10,300	14,977
4.000% due 07/30/2015		600	863
4.250% due 10/31/2016		2,500	3,730

Total Sovereign Issues (Cost $52,966)			53,391

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (d)		8,600	235

Total Preferred Securities (Cost $230)			235

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.7%
CERTIFICATES OF DEPOSIT 2.2%
Credit Suisse
0.556% due 08/24/2015		$5,200	5,201
Intesa Sanpaolo SpA
1.650% due 04/07/2015		3,800	3,801

			9,002

COMMERCIAL PAPER 0.2%
Entergy Corp.
0.950% due 05/05/2014		1,000	999

MEXICO TREASURY BILLS 6.7%
3.523% due 04/03/2014 - 09/04/2014 (b)	MXN	368,400	27,935

SLOVENIA TREASURY BILLS 0.3%
1.088% due 10/16/2014 - 02/12/2015 (b)	EUR	1,000	1,370

U.S. TREASURY BILLS 2.3%
0.071% due 04/17/2014 - 09/11/2014 (b)(e)(i)		$9,813	9,811

Total Short-Term Instruments (Cost $48,708)			49,117

Total Investments in Securities (Cost $311,276)			324,383

	SHARES
INVESTMENTS IN AFFILIATES 21.8%
SHORT-TERM INSTRUMENTS 21.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.8%
PIMCO Short-Term Floating NAV Portfolio	6,723	67
PIMCO Short-Term Floating NAV Portfolio III	9,131,377	91,232

Total Short-Term Instruments (Cost $91,291)		91,299

Total Investments in Affiliates (Cost $91,291)		91,299

Total Investments 99.4% (Cost $402,567)		$415,682
Financial Derivative Instruments (g)(h) (0.5%) (Cost or Premiums, net $(2,915))		(1,870)
Other Assets and Liabilities, net 1.1%		4,508

Net Assets 100.0%		$418,320

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Securities with an aggregate market value of $8,093 have been pledged as collateral as of March 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Borrowings and Other Financing Transactions

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
BCY	0.080%	04/01/2014	04/02/2014	$(2,163)	$(2,164)

Total Sale-Buyback Transactions					$(2,164)

(1)	As of March 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended March 31, 2014 was $6,023 at a weighted average interest rate of (1.283%).

(f)	Securities with an aggregate market value of $2,158 have been pledged as collateral under the terms of master agreements as of March 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,820.000	06/21/2014	149	$(533)	$(451)
Call - CBOE S&P 500 Index	1,920.000	06/21/2014	213	(454)	(364)

Total Written Options				$(987)	$(815)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,176	$(373)	$118	$0
90-Day Eurodollar June Futures	Long	06/2015	1,635	(308)	102	0
90-Day Eurodollar March Futures	Long	03/2015	362	18	13	0
90-Day Eurodollar September Futures	Long	09/2015	226	(81)	20	0

Total Futures Contracts				$(744)	$253	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	$3,300	$(294)	$(215)	$0	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-19 5-Year Index	5.000%		12/20/2017	$3,300	$294	$6	$7	$0
CDX.HY-22 5-Year Index	5.000%		06/20/2019	1,300	99	7	3	0
CDX.IG-22 5-Year Index	1.000%		06/20/2019	29,200	457	36	23	0

					$850	$49	$33	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043	CAD	2,500	$337	$279	$11	$0
Receive	3-Month CAD-Bank Bill	3.500%	12/18/2043		2,200	(55)	(93)	11	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		$6,600	(164)	(98)	8	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		10,800	(65)	8	15	0
Receive	3-Month USD-LIBOR	3.250%	06/18/2029		8,800	84	(52)	23	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		5,000	462	452	16	0
Receive	3-Month USD-LIBOR	2.950%	07/10/2043		2,000	216	122	9	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		10,900	(12)	(396)	53	0

						$803	$222	$146	$0

Total Swap Agreements						$1,359	$56	$179	$(7)

Cash of $4,768 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	AUD	194		$173	$0	$(7)
	04/2014	EUR	40,160		55,173	0	(154)
	05/2014	CNY	33,539		5,460	40	0
BPS	04/2014		61		10	0	0
	04/2014	MXN	33,609		2,558	0	(15)
	04/2014	NZD	213		178	0	(7)
	04/2014		$30	CNY	184	0	0
	05/2014	MXN	14,413		$1,092	0	(7)
	05/2014		$3,095	MXN	41,223	52	0
	06/2014	MXN	5,924		$441	0	(10)
	08/2014		52,052		3,862	0	(82)
BRC	04/2014	BRL	481		212	1	0
	04/2014	EUR	1,369		1,899	13	0
	04/2014	GBP	3,958		6,574	0	(25)
	04/2014		$201	BRL	481	11	0
	04/2014		2,139	GBP	1,286	6	(1)
	05/2014	AUD	194		$179	0	(1)
	05/2014	CNY	11,875		1,940	21	0
	05/2014		$1,940	CNY	11,875	0	(21)
	05/2014		3,037	EUR	2,205	0	0
CBK	04/2014	EUR	50		$69	0	0
	04/2014		$1,248	CNY	7,915	31	0
	05/2014	JPY	124,885		$1,225	14	0
	06/2014	CAD	177		159	0	0
	06/2014	MXN	11,865		883	0	(21)
	09/2014		63,239		4,708	0	(78)
DUB	04/2014	CNY	6,895		1,104	0	(10)
	04/2014		$587	EUR	422	0	(5)
	06/2014		2,491	CNY	15,275	0	(25)
	10/2016	JPY	120,988		$1,710	505	0
FBF	04/2014	BRL	474		209	0	0
	04/2014		$201	BRL	474	8	0
	04/2014		1,221	CNY	7,470	0	(15)
	05/2014	CNY	215		$35	0	0
	06/2014		6,746		1,102	13	0
	11/2014	BRL	992		420	7	0
GLM	04/2014	MXN	18,707		1,434	1	0
	06/2014		17,621		1,311	0	(30)
	08/2014		12,397		918	0	(21)
	09/2014		63,633		4,738	0	(78)
HUS	05/2014	NZD	212		183	0	0
	05/2014		$4,115	CNY	25,225	0	(39)
	11/2014	BRL	943		$400	8	0
JPM	04/2014	CNY	1,020		167	2	0
	04/2014	RUB	7,558		226	12	0
	04/2014		$225	RUB	7,558	0	(10)
	05/2014	MXN	38,659		$2,890	0	(58)
	11/2014	BRL	1,277		540	9	0
MSC	04/2014	MXN	9,871		755	1	0
	08/2014		21,597		1,599	0	(38)
	11/2014	BRL	1,559		660	12	0
	11/2014		$540	BRL	1,278	0	(9)
RYL	04/2014		68,266	EUR	49,550	0	(3)
	04/2014		4,403	GBP	2,672	52	0
	05/2014	EUR	49,550		$68,262	3	0
	05/2014	GBP	2,672		4,402	0	(52)
UAG	04/2014	BRL	6,638		2,725	0	(200)
	04/2014	CNY	7,592		1,240	14	0
	04/2014	EUR	8,393		11,513	0	(49)
	04/2014		$2,818	BRL	6,638	109	(1)
	05/2014	BRL	5,684		$2,378	0	(106)
	05/2014	CNY	13,350		2,182	25	0
	05/2014		$3,576	CNY	21,879	0	(41)
	06/2014	CNY	8,529		$1,393	17	0
	11/2014		$1,480	BRL	3,494	0	(27)

Total Forward Foreign Currency Contracts						$987	$(1,246)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	$4,300	$(115)	$(80)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	29,700	(369)	(165)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015	4,300	(115)	(80)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.530%	04/28/2014	2,000	(4)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	06/11/2014	10,800	(13)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	06/11/2014	10,800	(36)	(57)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	06/16/2014	10,900	(14)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.850%	06/16/2014	10,900	(79)	(99)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016	7,800	(96)	(126)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	13,900	(264)	(395)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.680%	09/02/2014	10,800	(61)	(53)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.030%	09/02/2014	10,800	(188)	(175)

							$(1,354)	$(1,239)

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-21 5-Year Index	Buy	0.550%	06/18/2014		$2,500	$(1)	$(1)
	Put - OTC CDX.IG-21 5-Year Index	Sell	0.850%	06/18/2014		1,700	(2)	(1)
BPS	Put - OTC iTraxx Europe 20 5-Year Index	Sell	0.900%	06/18/2014	EUR	2,700	(10)	(3)
CBK	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	06/18/2014		$1,200	(1)	(1)
	Call - OTC iTraxx Europe 20 5-Year Index	Buy	0.650%	04/16/2014	EUR	6,600	(5)	(5)
JPM	Put - OTC CDX.IG-21 5-Year Index	Sell	0.900%	06/18/2014		$6,800	(8)	(4)
	Put - OTC iTraxx Europe 20 5-Year Index	Sell	1.000%	06/18/2014	EUR	5,900	(14)	(4)

							$(41)	$(19)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$200	$(11)	$(10)
BPS	Put - OTC USD versus JPY		99.000	04/03/2014	2,700	(3)	0
CBK	Put - OTC USD versus JPY		98.000	04/25/2014	2,200	(11)	(1)

						$(25)	$(11)

Total Written Options						$(1,420)	$(1,269)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.542%		$1,100	$20	$4	$24	$0
	Brazil Government International Bond	1.000%	12/20/2016	0.953%		200	(3)	3	0	0
	Brazil Government International Bond	1.000%	03/20/2019	1.627%		300	(14)	5	0	(9)
	China Government International Bond	1.000%	03/20/2019	0.868%		700	3	2	5	0
	Colombia Government International Bond	1.000%	03/20/2016	0.484%		200	1	1	2	0
	HSBC Bank PLC	1.000%	03/20/2019	0.663%	EUR	1,000	18	5	23	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.558%		$100	(5)	3	0	(2)
	Indonesia Government International Bond	1.000%	03/20/2019	1.649%		400	(21)	9	0	(12)
	Italy Government International Bond	1.000%	06/20/2019	1.316%		2,100	(38)	6	0	(32)
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		2,200	4	18	22	0
	Mexico Government International Bond	1.000%	03/20/2024	1.361%		300	(10)	1	0	(9)
BPS	China Government International Bond	1.000%	12/20/2018	0.821%		200	3	(2)	1	0
BRC	China Government International Bond	1.000%	12/20/2018	0.821%		2,300	38	(19)	19	0
	China Government International Bond	1.000%	03/20/2019	0.868%		2,600	10	8	18	0
	General Motors Co.	5.000%	06/20/2016	0.700%		200	19	0	19	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.558%		200	(10)	5	0	(5)
	Indonesia Government International Bond	1.000%	03/20/2019	1.649%		600	(32)	14	0	(18)
	Spain Government International Bond	1.000%	03/20/2019	1.002%		200	(2)	2	0	0
CBK	Brazil Government International Bond	1.000%	12/20/2016	0.953%		200	(3)	3	0	0
	Brazil Government International Bond	1.000%	03/20/2017	1.034%		300	(3)	3	0	0
	Brazil Government International Bond	1.000%	12/20/2018	1.558%		500	(22)	10	0	(12)
	Brazil Government International Bond	1.000%	03/20/2019	1.627%		7,100	(314)	106	0	(208)
	China Government International Bond	1.000%	12/20/2016	0.431%		100	(5)	6	1	0
	China Government International Bond	1.000%	12/20/2018	0.821%		800	13	(6)	7	0
	China Government International Bond	1.000%	03/20/2019	0.868%		5,300	26	9	35	0
	Russia Government International Bond	1.000%	12/20/2018	2.063%		200	(5)	(4)	0	(9)
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.788%		400	(5)	10	5	0
	Brazil Government International Bond	1.000%	03/20/2016	0.676%		100	0	1	1	0
	Brazil Government International Bond	1.000%	12/20/2016	0.953%		500	(7)	8	1	0
	Brazil Government International Bond	1.000%	03/20/2019	1.627%		3,900	(171)	57	0	(114)
	China Government International Bond	1.000%	12/20/2018	0.821%		200	3	(1)	2	0
	Citigroup, Inc.	1.000%	03/20/2019	0.743%		1,100	12	2	14	0
	Colombia Government International Bond	1.000%	12/20/2018	0.992%		200	(1)	2	1	0
	Ford Motor Co.	5.000%	03/20/2019	1.027%		200	37	1	38	0
	General Electric Capital Corp.	1.000%	06/20/2014	0.222%		300	2	(1)	1	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.302%		200	2	0	2	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.331%		500	2	(1)	1	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.331%		500	3	(1)	2	0
	HSBC Bank PLC	1.000%	03/20/2019	0.663%	EUR	400	6	3	9	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.649%		$1,000	(51)	21	0	(30)
	Italy Government International Bond	1.000%	03/20/2019	1.283%		200	(4)	1	0	(3)
	Italy Government International Bond	1.000%	06/20/2019	1.316%		700	(13)	2	0	(11)
	MetLife, Inc.	1.000%	03/20/2019	0.619%		2,000	14	24	38	0
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		700	(1)	8	7	0
	Mexico Government International Bond	1.000%	03/20/2024	1.361%		300	(10)	1	0	(9)
	Morgan Stanley	1.000%	06/20/2014	0.305%		200	1	0	1	0
FBF	Brazil Government International Bond	1.000%	12/20/2018	1.558%		600	(28)	13	0	(15)
	Colombia Government International Bond	1.000%	03/20/2016	0.484%		100	1	1	2	0
	Colombia Government International Bond	1.000%	03/20/2019	1.040%		400	(2)	1	0	(1)
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		200	1	1	2	0
GST	Brazil Government International Bond	1.000%	03/20/2016	0.676%		200	0	2	2	0
	Brazil Government International Bond	1.000%	12/20/2018	1.558%		100	(5)	2	0	(3)
	China Government International Bond	1.000%	12/20/2018	0.821%		200	3	(2)	1	0
	Citigroup, Inc.	1.000%	03/20/2019	0.743%		500	5	1	6	0
	Colombia Government International Bond	1.000%	12/20/2018	0.992%		200	(2)	2	0	0
	Colombia Government International Bond	1.000%	03/20/2019	1.040%		100	(1)	0	0	(1)
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		200	1	1	2	0
	Spain Government International Bond	1.000%	03/20/2019	1.002%		300	(3)	3	0	0
HUS	China Government International Bond	1.000%	12/20/2018	0.821%		200	3	(2)	1	0
	Colombia Government International Bond	1.000%	03/20/2016	0.484%		400	2	2	4	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.558%		200	(10)	5	0	(5)
	Italy Government International Bond	1.000%	03/20/2019	1.283%		300	(6)	2	0	(4)
	Mexico Government International Bond	1.000%	12/20/2016	0.428%		500	6	2	8	0
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		1,000	1	9	10	0
JPM	China Government International Bond	1.000%	12/20/2018	0.821%		1,200	20	(10)	10	0
	China Government International Bond	1.000%	03/20/2019	0.868%		1,200	6	2	8	0
	Ford Motor Co.	5.000%	03/20/2019	1.027%		200	37	1	38	0
	HSBC Bank PLC	1.000%	03/20/2019	0.663%	EUR	3,800	64	24	88	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.558%		$100	(5)	3	0	(2)
	Mexico Government International Bond	1.000%	12/20/2018	0.787%		500	1	4	5	0
	Mexico Government International Bond	1.000%	03/20/2024	1.361%		400	(12)	0	0	(12)
MYC	Brazil Government International Bond	1.000%	12/20/2018	1.558%		300	(14)	6	0	(8)
	Brazil Government International Bond	1.000%	03/20/2019	1.627%		200	(9)	4	0	(5)
	China Government International Bond	1.000%	12/20/2018	0.821%		600	11	(5)	6	0
	Colombia Government International Bond	1.000%	12/20/2018	0.992%		500	(4)	4	0	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.222%		1,800	10	0	10	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.558%		100	(5)	3	0	(2)
	Italy Government International Bond	1.000%	03/20/2019	1.283%		200	(4)	1	0	(3)
	Mexico Government International Bond	1.000%	12/20/2016	0.428%		200	3	1	4	0
	Russia Government International Bond	1.000%	12/20/2018	2.063%		200	(5)	(4)	0	(9)

							$(453)	$406	$506	$(553)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
MYC	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		$98	$(12)	$11	$0	$(1)
	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR	4,500	(165)	171	6	0

						$(177)	$182	$6	$(1)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	1,600	$0	$(17)	$0	$(17)
	Pay	1-Year BRL-CDI	10.460%	01/02/2017		2,300	0	(29)	0	(29)
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		300	0	(10)	0	(10)
BRC	Pay	1-Year BRL-CDI	9.110%	01/02/2017		100	0	(3)	0	(3)
DUB	Pay	1-Year BRL-CDI	7.620%	01/02/2015		1,300	(2)	(16)	0	(18)
	Pay	1-Year BRL-CDI	8.430%	01/02/2015		1,400	9	(17)	0	(8)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		200	0	(5)	0	(5)
GLM	Pay	1-Year BRL-CDI	7.550%	01/02/2015		1,400	(3)	(17)	0	(20)
	Pay	1-Year BRL-CDI	8.150%	01/02/2015		1,500	0	(16)	0	(16)
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	20,000	18	1	19	0
HUS	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		20,000	18	1	19	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		12,200	39	37	76	0
JPM	Pay	1-Year BRL-CDI	7.890%	01/02/2015	BRL	400	0	(5)	0	(5)
MYC	Pay	1-Year BRL-CDI	9.930%	01/02/2015		3,600	2	31	33	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	2,800	10	7	17	0
SOG	Pay	28-Day MXN-TIIE	5.700%	01/18/2019		30,000	28	1	29	0
UAG	Pay	1-Year BRL-CDI	9.930%	01/02/2015	BRL	3,000	3	25	28	0

							$122	$(32)	$221	$(131)

Total Swap Agreements							$(508)	$556	$733	$(685)

(i)	Securities with an aggregate market value of $1,718 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,293	$2,770	$4,063
Corporate Bonds & Notes
Banking & Finance	0	56,082	0	56,082
Industrials	0	39,406	0	39,406
Utilities	0	26,872	0	26,872
Municipal Bonds & Notes
California	0	4,159	0	4,159
Illinois	0	2,261	0	2,261
Massachusetts	0	4,172	0	4,172
Washington	0	2,523	0	2,523
U.S. Government Agencies	0	5,610	437	6,047
U.S. Treasury Obligations	0	8,068	0	8,068
Mortgage-Backed Securities	0	31,272	0	31,272
Asset-Backed Securities	0	36,715	0	36,715
Sovereign Issues	0	53,391	0	53,391
Preferred Securities
Banking & Finance	235	0	0	235
Short-Term Instruments
Certificates of Deposit	0	9,002	0	9,002
Commercial Paper	0	999	0	999
Mexico Treasury Bills	0	27,935	0	27,935
Slovenia Treasury Bills	0	1,370	0	1,370
U.S. Treasury Bills	0	9,811	0	9,811
	$235	$320,941	$3,207	$324,383

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$91,299	$0	$0	$91,299
Total Investments	$91,534	$320,941	$3,207	$415,682

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	253	179	0	432
Over the counter	0	1,720	0	1,720
	$253	$1,899	$0	$2,152

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(822)	0	(822)
Over the counter	0	(3,200)	0	(3,200)

	$0	$(4,022)	$0	$(4,022)

Totals	$91,787	$318,818	$3,207	$413,812

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO, PIMCO GLOBAL MULT-ASSET MANAGED VOLATILITY PORTFOLIO AND PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO (“Commodity Portfolios”)

PIMCO Cayman Commodity Portfolio I, II and IV, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Portfolios in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2014 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	$666,266	$155,767	23.4%
PIMCO Multi-Asset Managed Volatility Portfolio	PIMCO Cayman Commodity Portfolio IV, Ltd.	02/24/2012	03/29/2012	79,461	3,783	4.8%
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	03/29/2012	1,335,047	44,501	3.3%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2014, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio (“Commodity Portfolios”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for Federal income tax purposes. Note that the loss from the Commodity Subsidiary’s contemplated activities also cannot be carried forward to reduce future Commodity Subsidiary’s income in subsequent years. However, if the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of March 31, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset Portfolio	$1,264,896	$57,505	$(17,826)	$39,679
PIMCO CommodityRealReturn® Strategy Portfolio	976,640	23,902	(1,388)	22,514
PIMCO Emerging Markets Bond Portfolio	293,304	11,376	(10,474)	902
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	74,926	2,781	(1,096)	1,685
PIMCO Foreign Bond Portfolio (Unhedged)	48,368	2,087	(305)	1,782
PIMCO Global Advantage® Strategy Bond Portfolio	257,395	5,658	(2,683)	2,975
PIMCO Global Bond Portfolio (Unhedged)	324,196	11,390	(2,899)	8,491
PIMCO Global Diversified Allocation Portfolio	326,744	3,673	(3,801)	(128)
PIMCO Global Multi-Asset Managed Volatility Portfolio	82,719	174	(959)	(785)
PIMCO Global Multi-Asset Managed Allocation Portfolio	1,397,851	19,443	(16,499)	2,944
PIMCO High Yield Portfolio	1,180,718	64,589	(2,448)	62,141
PIMCO Long-Term U.S. Government Portfolio	253,452	4,553	(8,489)	(3,936)
PIMCO Low Duration Portfolio	2,288,363	22,731	(14,768)	7,963
PIMCO Money Market Portfolio	41,210	0	0	0
PIMCO Real Return Portfolio	5,475,869	174,903	(51,815)	123,088
PIMCO Short-Term Portfolio	201,092	672	(263)	409
PIMCO Total Return Portfolio	10,739,808	224,079	(69,583)	154,496
PIMCO Unconstrained Bond Portfolio	402,595	13,623	(536)	13,087

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

4. RELATED PARTY TRANSACTIONS

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 30, 2014 (amounts in thousands):

All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	25,966	0	0	0	1,139	27,105	0	0
PIMCO CommodityRealReturn Strategy Fund®	33,166	0	(4,069)	(107)	2,440	31,430	0	0
PIMCO Credit Absolute Return Fund	38,085	147	(250)	1	435	38,418	0	0
PIMCO Diversified Income Fund	46,759	574	(2,050)	(79)	640	45,844	0	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	160,440	0	(51,870)	(4,649)	(78)	103,843	0	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	240	49,870	0	0	1,555	51,665	0	0
PIMCO Emerging Local Bond Fund	99,717	1,071	(6,966)	(1,393)	1,840	94,269	0	0
PIMCO Emerging Markets Bond Fund	53,875	668	(3,345)	(280)	888	51,806	0	0
PIMCO Emerging Markets Corporate Bond Fund	18,305	1,183	0	0	105	19,593	0	0
PIMCO Emerging Markets Currency Fund	99,347	296	(5,480)	(329)	829	94,663	0	0
PIMCO EqS Pathfinder Fund®	48,729	0	(11,375)	(218)	659	37,795	0	0
PIMCO EqS® Dividend Fund	3,482	26	0	0	34	3,542	0	0
PIMCO EqS® Long/Short Fund	6,417	0	0	0	38	6,455	0	0
PIMCO Floating Income Fund	27,422	301	(1,829)	(14)	35	25,915	0	0
PIMCO Foreign Bond Fund (Unhedged)	539	3	(500)	(20)	27	49	0	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	33,733	289	(1,958)	(101)	185	32,148	0	0
PIMCO Fundamental IndexPLUS® AR Fund	471	0	0	0	14	485	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	953	0	0	0	21	974	0	0
PIMCO Global Advantage® Strategy Bond Fund	13,512	77	(774)	1	248	13,064	0	0
PIMCO High Yield Fund	54,641	766	(3,423)	128	531	52,643	0	0
PIMCO High Yield Spectrum Fund	69,542	1,042	(4,887)	35	942	66,674	0	0
PIMCO Income Fund	137,452	5,807	(8,288)	(3)	2,299	137,267	0	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	95,420	0	(39,849)	465	2,500	58,536	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,978	4	(3,500)	286	(329)	2,439	0	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,548	0	(1,260)	221	(241)	268	0	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	240	41,609	0	0	184	42,033	0	0
PIMCO Investment Grade Corporate Bond Fund	374	3	(250)	26	(18)	135	0	0
PIMCO Long Duration Total Return Fund	796	7	(625)	10	30	218	0	0
PIMCO Long-Term Credit Fund	51,826	713	(250)	(28)	2,656	54,917	0	0
PIMCO Long-Term U.S. Government Fund	517	4	(376)	(30)	61	176	0	0
PIMCO Low Duration Fund	10,223	15,838	(20,809)	(8)	17	5,261	0	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	240	1,761	0	0	78	2,079	0	0
PIMCO Mortgage Opportunities Fund	7,380	73	0	0	81	7,534	0	0
PIMCO Real Return Asset Fund	6,692	16	(500)	(16)	308	6,500	0	0
PIMCO Real Return Fund	13	0	0	0	0	13	0	0
PIMCO RealEstateRealReturn Strategy Fund	48,705	143	(4,356)	(897)	7,167	50,762	0	0
PIMCO Senior Floating Rate Fund	27,222	888	(3,500)	13	(9)	24,614	0	0
PIMCO Short-Term Floating NAV Portfolio	1	0	0	0	0	1	0	0
PIMCO Short-Term Fund	4	0	0	0	0	4	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	782	0	(251)	52	(37)	546	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	11,720	1,400	(1,760)	(36)	284	11,608	0	0
PIMCO StocksPLUS® Absolute Return Fund	49	0	0	0	1	50	0	0
PIMCO Total Return Fund	10,199	15,827	(20,855)	32	60	5,263	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	2,000	0	0	32	2,032	0	0
PIMCO Unconstrained Bond Fund	38,087	131,074	(134,364)	(112)	386	35,071	0	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	56,998	399	(625)	(9)	1,106	57,869	0	0
Totals	$1,347,807	$273,879	$(340,194)	$(7,059)	$29,143	$1,303,576	$0	$0

Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2014	Dividend Income	Net Capital Gain Distributions
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	5,924	745	0	0	(41)	6,628	0	0
PIMCO Emerging Markets Bond Fund	0	9,717	0	0	114	9,831	0	0
PIMCO Emerging Markets Full Spectrum Bond Fund	8,939	0	(8,895)	(773)	729	0	0	0
PIMCO EqS Pathfinder Fund®	14,858	1,174	0	0	362	16,394	0	0
PIMCO EqS® Dividend Fund	20,963	1,888	0	0	253	23,104	0	0
PIMCO EqS® Emerging Markets Fund	8,925	1,295	0	0	(319)	9,901	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,906	726	0	0	172	9,804	0	0
PIMCO Fundamental IndexPLUS® AR Fund	14,858	1,140	0	0	473	16,471	0	0
PIMCO Global Advantage® Strategy Bond Fund	11,842	1,001	0	0	231	13,074	0	0
PIMCO Income Fund	14,859	1,285	0	0	255	16,399	0	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	8,889	665	0	0	311	9,865	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	14,868	1,539	0	(1)	(15)	16,391	0	0
PIMCO Investment Grade Corporate Bond Fund	14,804	1,241	0	0	317	16,362	0	0
PIMCO Real Return Fund	14,778	1,274	0	0	278	16,330	0	0
PIMCO Short-Term Floating NAV Portfolio	25,989	15,411	(15,000)	(1)	2	26,401	0	0
PIMCO Short-Term Fund	44,441	4,390	0	0	138	48,969	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	14,830	1,510	0	0	309	16,649	0	0
PIMCO Total Return Fund IV	44,415	4,205	0	0	411	49,031	0	0
Totals	$293,088	$49,206	$(23,895)	$(775)	$3,980	$321,604	$0	$0

Global Multi-Asset Managed Volatility Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	766	0	0	0	2	768	0	0
PIMCO Diversified Income Exchange-Traded Fund	0	762	0	0	7	769	0	0
PIMCO Emerging Local Bond Fund	2,986	33	0	0	20	3,039	1	0
PIMCO Emerging Markets Corporate Bond Fund	1,448	15	0	0	8	1,471	1	0
PIMCO EqS Pathfinder Fund®	4,271	0	(4,147)	365	(489)	0	0	0
PIMCO EqS® Dividend Fund	5,548	42	0	0	54	5,644	2	0
PIMCO EqS® Emerging Markets Fund	4,912	1,320	0	0	(189)	6,043	0	0
PIMCO EqS® Long/Short Fund	768	0	(1)	0	5	772	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	0	762	0	0	12	774	0	0
PIMCO Income Fund	11,448	521	0	0	199	12,168	6	0
PIMCO Investment Grade Corporate Bond Fund	1,715	16	0	0	37	1,768	1	0
PIMCO Mortgage Opportunities Fund	758	8	0	0	8	774	0	0
PIMCO RealEstateRealReturn Strategy Fund	76	0	(81)	(21)	26	0	0	0
PIMCO Short-Term Floating NAV Portfolio	8,920	15,103	(22,000)	(1)	1	2,023	1	0
PIMCO StocksPLUS® Fund	1,151	9,091	(1,953)	147	224	8,660	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	3,900	0	0	34	3,934	0	0
PIMCO Total Return Fund	1,191	5	0	0	10	1,206	1	0
PIMCO Unconstrained Bond Fund	4,587	12	0	0	29	4,628	0	0
Totals	$50,545	$31,590	$(28,182)	$490	$(2)	$54,441	$13	$0

Global Multi-Asset Managed Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2014	Dividend Income	Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	14,678	0	(1)	0	35	14,712	55	0
PIMCO Diversified Income Exchange-Traded Fund	0	14,331	0	0	135	14,466	0	0
PIMCO Emerging Local Bond Fund	58,944	650	(5,000)	(806)	1,089	54,877	239	0
PIMCO Emerging Markets Corporate Bond Fund	28,906	286	(3,000)	(52)	195	26,335	102	0
PIMCO EqS Pathfinder Fund®	83,465	0	(80,954)	13,202	(15,713)	0	0	0
PIMCO EqS® Dividend Fund	106,472	775	(13,000)	410	358	95,015	328	0
PIMCO EqS® Emerging Markets Fund	95,832	13,099	(2,000)	(128)	(3,742)	103,061	0	0
PIMCO EqS® Long/Short Fund	14,386	1	0	0	84	14,471	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	0	13,632	0	0	206	13,838	0	0
PIMCO Income Fund	226,248	2,963	(26,500)	(238)	4,038	206,511	1,127	0
PIMCO Investment Grade Corporate Bond Fund	41,367	348	(9,500)	(657)	1,498	33,056	143	0
PIMCO Mortgage Opportunities Fund	13,968	138	0	0	153	14,259	51	0
PIMCO RealEstateRealReturn Strategy Fund	3,413	0	(3,654)	(482)	723	0	0	0
PIMCO Short-Term Floating NAV Portfolio	225,684	141,648	(367,300)	(19)	31	44	39	0
PIMCO Short-Term Floating NAV Portfolio III	0	56,901	(39,800)	3	2	17,106	0	0
PIMCO StocksPLUS® Fund	22,678	162,625	(45,724)	4,977	1,819	146,375	0	0
PIMCO Total Return Fund	19,897	92	0	0	167	20,156	28	0
PIMCO TRENDS Managed Futures Strategy Fund	0	67,000	0	0	641	67,641	0	0
PIMCO Unconstrained Bond Fund	87,142	203	(8,000)	(343)	986	79,988	70	0
Totals	$1,043,080	$474,692	$(604,433)	$15,867	$(7,295)	$921,911	$2,182	$0

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommodityReal-Return® Strategy Portfolio	289,665	22,712	(312,300)	(18)	17	76	0	0
PIMCO Emerging Markets Bond Portfolio	18,134	28,207	(35,500)	(2)	2	10,841	7	0
PIMCO Foreign Bond Portfolio (U.S. Hedged)	4,935	6,401	(11,300)	0	0	36	2	0
PIMCO Foreign Bond Portfolio (Unhedged)	2,024	6,501	(8,500)	0	0	25	0	0
PIMCO Global Advantage® Strategy Bond Portfolio	12,048	58,313	(48,900)	(1)	1	21,461	0	0
PIMCO High Yield Portfolio	95,903	84,352	(74,600)	(11)	11	105,655	0	0
PIMCO Long-Term US Government Portfolio	64,588	77,907	(80,300)	(1)	2	62,196	0	0
PIMCO Low Duration Portfolio	1	0	0	0	0	1	0	0
PIMCO Real Return Portfolio	854,125	72,526	(926,600)	(62)	61	50	27	0
PIMCO Short-Term Portfolio	104	1	0	0	0	105	0	0
PIMCO Total Return Portfolio	17	0	0	0	0	17	0	0
PIMCO Unconstrained Bond Portfolio	67	0	0	0	0	67	0	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Underlying PIMCO Funds	Market Value 12/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2014	Dividend Income	Net Capital Gain Distributions
PIMCO CommodityReal-Return® Strategy Portfolio	37	292,811	(88,100)	(3)	21	204,766	0	0
PIMCO Foreign Bond Portfolio (U.S. Hedged)	0	14,002	(3,100)	0	1	10,903	1	0
PIMCO Foreign Bond Portfolio (Unhedged)	0	8,001	(1,500)	0	1	6,502	0	0
PIMCO Low Duration Portfolio	328,934	261,382	(171,300)	(71)	162	419,107	282	0
PIMCO Real Return Portfolio	684,977	1,357,987	(919,600)	(240)	324	1,123,448	86	0
PIMCO Short-Term Portfolio	6,183	35,706	(39,600)	(3)	4	2,290	0	0
PIMCO Total Return Portfolio	412,223	1,664,486	(846,400)	(145)	354	1,230,518	200	0
PIMCO Unconstrained Bond Portfolio	119,221	81,890	(109,900)	(41)	62	91,232	0	0

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	RDR	RBC Dain Rausher, Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSX	Morgan Stanley Capital Group, Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	THB	Thai Baht
CZK	Czech Koruna	MYR	Malaysian Ringgit	TRY	Turkish New Lira
DKK	Danish Krone	NOK	Norwegian Krone	TWD	Taiwanese Dollar
EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	LME	London Metal Exchange
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	KOSPI	Korea Composite Stock Price Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index	LLSBRT CAL14	2014 Iis-Brent Spread Calendar Swap
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CMBX	Commercial Mortgage-Backed Index	GOCO CAL14	2014 Gasoil Crack Calendar Swap	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	NGCAL19	Natural Gas Calendar 2019
CUAC 1Q15	1st Quarter of 2015 Corn-Ethanol Spread Calendar Swap	HSFOCO CAL14	2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap	PLTMLNPM	London Platinum & Palladium Market PM Fix
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	JMABNIC0	JPMorgan Nic 0 Custom Index	RPI	Retail Price Index
DJUBS	Dow Jones-UBS Commodity Index	JMABNICP	JPMorgan Nic P Custom Index	SLVRLND	London Silver Market Fixing Ltd.
DJUBSF3T	Dow Jones-UBS 3-Month Forward Total Return Commodity

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
AID	Agency International Development	EONIA	Euro OverNight Index Average	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	oz.	Ounce
BBR	Bank Bill Rate	FSB	Federal Savings Bank	RBOB	Reformulated Blendstock for Oxygenate Blending
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	WTI	West Texas Intermediate
CDO	Collateralized Debt Obligation	MBS	Mortgage-Backed Security	YOY	Year-Over-Year

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 28, 2014

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	May 27, 2014